UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2018—April 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2019 Vanguard LifeStrategy® Funds

Vanguard LifeStrategy Income Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard LifeStrategy Growth Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
LifeStrategy Income Fund	3
LifeStrategy Conservative Growth Fund	12
LifeStrategy Moderate Growth Fund	21
LifeStrategy Growth Fund	30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019

	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,062.21	$0.56
LifeStrategy Conservative Growth Fund	$1,000.00	$1,070.67	$0.62
LifeStrategy Moderate Growth Fund	$1,000.00	$1,079.73	$0.67
LifeStrategy Growth Fund	$1,000.00	$1,087.61	$0.72
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.25	$0.55
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.20	$0.60
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.15	$0.65
LifeStrategy Growth Fund	$1,000.00	$1,024.10	$0.70

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.11%, 0.12%, 0.13%, and 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

LifeStrategy Income Fund

Underlying Vanguard Funds

As of April 30, 2019

Vanguard Total Bond Market II Index Fund Investor Shares	56.0%
Vanguard Total International Bond Index Fund Investor Shares	23.7
Vanguard Total Stock Market Index Fund Investor Shares	12.2
Vanguard Total International Stock Index Fund Investor Shares	8.1

3

LifeStrategy Income Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Fund (12.2%)
Vanguard Total Stock Market Index Fund Investor Shares	7,132,815	522,193

International Stock Fund (8.1%)
Vanguard Total International Stock Index Fund Investor Shares	20,267,475	347,182

U.S. Bond Fund (56.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	226,572,968	2,406,205

International Bond Fund (23.7%)
Vanguard Total International Bond Index Fund Investor Shares	91,077,802	1,015,517
Total Investment Companies (Cost $3,840,354)		4,291,097
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.545% (Cost $1,314)	13,136	1,314
Total Investments (100.0%) (Cost $3,841,668)		4,292,411
Other Assets and Liabilities (0.0%)
Other Assets		9,438
Liabilities		(9,400)
		38
Net Assets (100%)
Applicable to 274,669,837 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		4,292,449
Net Asset Value Per Share		$15.63

4

LifeStrategy Income Fund

Amount ($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	4,292,411
Receivables for Investment Securities Sold	403
Receivables for Accrued Income	6,602
Receivables for Capital Shares Issued	2,433
Total Assets	4,301,849
Liabilities
Payables for Investment Securities Purchased	6,602
Payables for Capital Shares Redeemed	2,798
Total Liabilities	9,400
Net Assets	4,292,449

At April 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	3,831,442
Total Distributable Earnings (Loss)	461,007
Net Assets	4,292,449

•    See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

5

LifeStrategy Income Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	66,498
Net Investment Income—Note B	66,498
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	2,698
Realized Net Gain (Loss)	2,698
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	179,777
Net Increase (Decrease) in Net Assets Resulting from Operations	248,973

See accompanying Notes, which are an integral part of the Financial Statements.

6

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,498	101,512
Realized Net Gain (Loss)	2,698	35,195
Change in Unrealized Appreciation (Depreciation)	179,777	(161,894)
Net Increase (Decrease) in Net Assets Resulting from Operations	248,973	(25,187)
Distributions
Net Investment Income	(68,178)	(99,588)
Realized Capital Gain[1]	(30,205)	(5,359)
Total Distributions	(98,383)	(104,947)
Capital Share Transactions
Issued	482,302	889,505
Issued in Lieu of Cash Distributions	91,427	97,753
Redeemed	(444,178)	(1,052,522)
Net Increase (Decrease) from Capital Share Transactions	129,551	(65,264)
Total Increase (Decrease)	280,141	(195,398)
Net Assets
Beginning of Period	4,012,308	4,207,706
End of Period	4,292,449	4,012,308

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $2,856,000 and $2,856,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

7

LifeStrategy Income Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.08	$15.56	$15.14	$14.86	$14.93	$14.47
Investment Operations
Net Investment Income	.247[1]	.376[1]	.332[1]	.312	.309	.307
Capital Gain Distributions Received	—	.002[1]	.008[1]	.012	.012	.004
Net Realized and Unrealized Gain (Loss) on Investments	.673	(.470)	.422	.323	(.021)	.535
Total from Investment Operations	.920	(.092)	.762	.647	.300	.846
Distributions
Dividends from Net Investment Income	(.256)	(.368)	(.334)	(.309)	(.309)	(.303)
Distributions from Realized Capital Gains	(.114)	(.020)	(.009)	(.058)	(.061)	(.083)
Total Distributions	(.370)	(.388)	(.343)	(.367)	(.370)	(.386)
Net Asset Value, End of Period	$15.63	$15.08	$15.56	$15.14	$14.86	$14.93

Total Return[2]	6.22%	-0.63%	5.12%	4.42%	2.03%	5.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,292	$4,012	$4,208	$3,814	$3,338	$3,106
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.12%	0.12%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.26%	2.43%	2.18%	2.09%	2.08%	2.10%
Portfolio Turnover Rate	8%	9%	4%	4%	14%	12%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1  Calculated based on average shares outstanding.

2  Total returns do not include account service fees that may have been applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

8

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.        Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2.        Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015—2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4.        Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

5.        Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

9

LifeStrategy Income Fund

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At April 30, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.      As of April 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,841,668
Gross Unrealized Appreciation	466,703
Gross Unrealized Depreciation	(15,960)
Net Unrealized Appreciation (Depreciation)	450,743

10

LifeStrategy Income Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2019	October 31, 2018
	Shares	Shares
	(000)	(000)
Issued	31,630	57,534
Issued in Lieu of Cash Distributions	6,111	6,324
Redeemed	(29,161)	(68,137)
Net Increase (Decrease) in Shares Outstanding	8,580	(4,279)

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	19	—	1,314
Vanguard Total Bond Market II Index Fund	2,243,117	148,490	73,467	126	87,939	33,455	—	2,406,205
Vanguard Total International Bond Index Fund	967,927	42,500	17,388	32	22,446	23,797	—	1,015,517
Vanguard Total International Stock Index Fund	316,217	17,410	12,358	(56)	25,969	4,161	—	347,182
Vanguard Total Stock Market Index Fund	486,171	50,700	60,697	2,596	43,423	5,066	—	522,193
Total	4,013,432	259,100	163,910	2,698	179,777	66,498	—	4,292,411

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

11

LifeStrategy Conservative Growth Fund

Underlying Vanguard Funds

As of April 30, 2019

Vanguard Total Bond Market II Index Fund Investor Shares	41.8%
Vanguard Total Stock Market Index Fund Investor Shares	24.4
Vanguard Total International Bond Index Fund Investor Shares	17.7
Vanguard Total International Stock Index Fund Investor Shares	16.1

12

LifeStrategy Conservative Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

	Shares	Market Value• ($000)
Investment Companies (99.9%)
U.S. Stock Fund (24.4%)
Vanguard Total Stock Market Index Fund Investor Shares	32,888,395	2,407,760

International Stock Fund (16.1%)
Vanguard Total International Stock Index Fund Investor Shares	92,884,754	1,591,116

U.S. Bond Fund (41.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	388,605,001	4,126,985

International Bond Fund (17.6%)
Vanguard Total International Bond Index Fund Investor Shares	156,477,783	1,744,727
Total Investment Companies (Cost $7,688,435)		9,870,588
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 2.545% (Cost $6,139)	61,384	6,139
Total Investments (100.0%) (Cost $7,694,574)		9,876,727
Other Assets and Liabilities (0.0%)
Other Assets		18,595
Liabilities		(18,926)
		(331)
Net Assets (100%)
Applicable to 491,022,437 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		9,876,396
Net Asset Value Per Share		$20.11

13

LifeStrategy Conservative Growth Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	9,876,727
Receivables for Accrued Income	11,336
Receivables for Capital Shares Issued	7,259
Total Assets	9,895,322
Liabilities
Payables for Investment Securities Purchased	12,323
Payables for Capital Shares Redeemed	6,603
Total Liabilities	18,926
Net Assets	9,876,396

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	7,679,697
Total Distributable Earnings (Loss)	2,196,699
Net Assets	9,876,396

•   See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

14

LifeStrategy Conservative Growth Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	141,009
Net Investment Income—Note B	141,009
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	3,804
Realized Net Gain (Loss)	3,804
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	506,118
Net Increase (Decrease) in Net Assets Resulting from Operations	650,931

See accompanying Notes, which are an integral part of the Financial Statements.

15

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	141,009	223,956
Realized Net Gain (Loss)	3,804	108,413
Change in Unrealized Appreciation (Depreciation)	506,118	(361,635)
Net Increase (Decrease) in Net Assets Resulting from Operations	650,931	(29,266)
Distributions
Net Investment Income	(144,454)	(219,177)
Realized Capital Gain[1]	(98,159)	(24,067)
Total Distributions	(242,613)	(243,244)
Capital Share Transactions
Issued	812,242	1,763,257
Issued in Lieu of Cash Distributions	229,703	230,401
Redeemed	(821,978)	(1,837,662)
Net Increase (Decrease) from Capital Share Transactions	219,967	155,996
Total Increase (Decrease)	628,285	(116,514)
Net Assets
Beginning of Period	9,248,111	9,364,625
End of Period	9,876,396	9,248,111

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $12,521,000 and $10,321,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

LifeStrategy Conservative Growth Fund

Financial Highlights

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.29	$19.85	$18.55	$18.36	$18.86	$18.04
Investment Operations
Net Investment Income	.291[1]	.466[1]	.417[1]	.389	.385	.395
Capital Gain Distributions Received	—	.002[1]	.008[1]	.012	.018	.005
Net Realized and Unrealized Gain (Loss) on Investments	1.035	(.520)	1.332	.358	(.057)	.905
Total from Investment Operations	1.326	(.052)	1.757	.759	.346	1.305
Distributions
Dividends from Net Investment Income	(.301)	(.457)	(.418)	(.387)	(.385)	(.391)
Distributions from Realized Capital Gains	(.205)	(.051)	(.039)	(.182)	(.461)	(.094)
Total Distributions	(.506)	(.508)	(.457)	(.569)	(.846)	(.485)
Net Asset Value, End of Period	$20.11	$19.29	$19.85	$18.55	$18.36	$18.86
Total Return[2]	7.07%	-0.33%	9.61%	4.24%	1.86%	7.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,876	$9,248	$9,365	$8,145	$7,599	$7,259
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.13%	0.13%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.02%	2.34%	2.18%	2.13%	2.07%	2.12%
Portfolio Turnover Rate	11%	11%	6%	9%	16%	15%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1  Calculated based on average shares outstanding.

2  Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

17

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

18

LifeStrategy Conservative Growth Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At April 30, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	7,694,574
Gross Unrealized Appreciation	2,201,550
Gross Unrealized Depreciation	(19,397)
Net Unrealized Appreciation (Depreciation)	2,182,153

19

LifeStrategy Conservative Growth Fund

E.  Capital shares issued and redeemed were:

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	Shares (000)	Shares (000)
Issued	41,765	88,497
Issued in Lieu of Cash Distributions	12,216	11,544
Redeemed	(42,403)	(92,290)
Net Increase (Decrease) in Shares Outstanding	11,578	7,751

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value	Purchases at Cost	Proceeds from Securities Sold	Realized Net Gain (Loss)	Change in Unrealized App. (Dep.)	Income	Capital Gain Distributions Received	April 30, 2019 Market Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1	NA1	NA1	—	—	32	—	6,139
Vanguard Total Bond Market II Index Fund	3,869,718	333,070	227,500	609	151,088	57,451	—	4,126,985
Vanguard Total International Bond Index Fund	1,675,094	76,358	45,219	161	38,333	41,018	—	1,744,727
Vanguard Total International Stock Index Fund	1,464,447	53,415	43,933	(1,904)	119,091	19,145	—	1,591,116
Vanguard Total Stock Market Index Fund	2,241,463	184,776	221,023	4,938	197,606	23,363	—	2,407,760
Total	9,250,723	647,619	537,675	3,804	506,118	141,009	—	9,876,727

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.  Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

20

LifeStrategy Moderate Growth Fund

Underlying Vanguard Funds

As of April 30, 2019

Vanguard Total Stock Market Index Fund Investor Shares	36.2%
Vanguard Total Bond Market II Index Fund Investor Shares	28.0
Vanguard Total International Stock Index Fund Investor Shares	24.1
Vanguard Total International Bond Index Fund Investor Shares	11.7

21

LifeStrategy Moderate Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

	Shares	Market Value• ($000)
Investment Companies (99.9%)
U.S. Stock Fund (36.2%)
Vanguard Total Stock Market Index Fund Investor Shares	81,869,638	5,993,676

International Stock Fund (24.1%)
Vanguard Total International Stock Index Fund Investor Shares	232,412,243	3,981,222

U.S. Bond Fund (27.9%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	435,338,403	4,623,294

International Bond Fund (11.7%)
Vanguard Total International Bond Index Fund Investor Shares	173,786,297	1,937,717
Total Investment Companies (Cost $11,392,369)		16,535,909
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 2.545% (Cost $9,775)	97,742	9,775
Total Investments (100.0%) (Cost $11,402,144)		16,545,684
Other Assets and Liabilities
Other Assets		30,881
Liabilities		(28,288)
		2,593
Net Assets (100%)
Applicable to 601,634,715 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		16,548,277
Net Asset Value Per Share		$27.51

22

LifeStrategy Moderate Growth Fund

Amount ($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	16,545,684
Receivables for Investment Securities Sold	18,273
Receivables for Accrued Income	12,608
Total Assets	16,576,565
Liabilities
Payables for Investment Securities Purchased	18,767
Payables for Capital Shares Redeemed	9,521
Total Liabilities	28,288
Net Assets	16,548,277

At April 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	11,309,906
Total Distributable Earnings (Loss)	5,238,371
Net Assets	16,548,277

•    See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

23

LifeStrategy Moderate Growth Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	214,031
Net Investment Income—Note B	214,031
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	11,298
Realized Net Gain (Loss)	11,298
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	988,502
Net Increase (Decrease) in Net Assets Resulting from Operations	1,213,831

See accompanying Notes, which are an integral part of the Financial Statements.

24

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	214,031	363,048
Realized Net Gain (Loss)	11,298	231,346
Change in Unrealized Appreciation (Depreciation)	988,502	(598,329)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,213,831	(3,935)
Distributions
Net Investment Income	(229,479)	(349,025)
Realized Capital Gain[1]	(210,748)	(25,527)
Total Distributions	(440,227)	(374,552)
Capital Share Transactions
Issued	1,283,503	2,887,840
Issued in Lieu of Cash Distributions	421,261	359,042
Redeemed	(1,324,643)	(3,202,388)
Net Increase (Decrease) from Capital Share Transactions	380,121	44,494
Total Increase (Decrease)	1,153,725	(333,993)
Net Assets
Beginning of Period	15,394,552	15,728,545
End of Period	16,548,277	15,394,552

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $30,830,000 and $11,529,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

25

LifeStrategy Moderate Growth Fund

Financial Highlights

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$26.26	$26.90	$24.10	$24.08	$24.32	$22.90
Investment Operations
Net Investment Income	.360[1]	.616[1]	.556[1]	.509	.501	.498
Capital Gain Distributions Received	—	.002[1]	.007[1]	.010	.017	.004
Net Realized and Unrealized Gain (Loss) on Investments	1.647	(.622)	2.795	.398	(.099)	1.462
Total from Investment Operations	2.007	(.004)	3.358	.917	.419	1.964
Distributions
Dividends from Net Investment Income	(.395)	(.593)	(.547)	(.505)	(.501)	(.479)
Distributions from Realized Capital Gains	(.362)	(.043)	(.011)	(.392)	(.158)	(.065)
Total Distributions	(.757)	(.636)	(.558)	(.897)	(.659)	(.544)
Net Asset Value, End of Period	$27.51	$26.26	$26.90	$24.10	$24.08	$24.32
Total Return[2]	7.97%	-0.08%	14.14%	3.96%	1.71%	8.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,548	$15,395	$15,729	$13,095	$12,276	$11,765
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.76%	2.26%	2.19%	2.16%	2.07%	2.12%
Portfolio Turnover Rate	11%	12%	6%	9%	16%	12%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1  Calculated based on average shares outstanding.

2  Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

26

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015—2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

27

LifeStrategy Moderate Growth Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At April 30, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. As of April 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	11,402,144
Gross Unrealized Appreciation	5,160,654
Gross Unrealized Depreciation	(17,114)
Net Unrealized Appreciation (Depreciation)	5,143,540

28

LifeStrategy Moderate Growth Fund

E. Capital shares issued and redeemed were:

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	Shares	Shares
	(000)	(000)
Issued	48,818	105,956
Issued in Lieu of Cash Distributions	17,069	13,198
Redeemed	(50,511)	(117,516)
Net Increase (Decrease) in Shares Outstanding	15,376	1,638

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Oct. 31, 2018 Market Value	Purchases at Cost	Proceeds from Securities Sold	Realized Net Gain (Loss )	Change in Unrealized App. (Dep.	)	Income	Capital Gain Distributions Received	April 30, 2019 Market Value
	($000)	($000)	($000)	($000)	($000)		($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,270	NA1	NA1	—	—		60	—	9,775
Vanguard Total
Bond Market II
Index Fund	4,292,448	506,310	343,023	(3,988)	171,547		63,390	—	4,623,294
Vanguard Total
International
Bond Index Fund	1,862,512	103,766	70,893	262	42,070		45,369	—	1,937,717
Vanguard Total
International
Stock Index Fund	3,669,374	84,738	60,473	(642)	288,225		47,487	—	3,981,222
Vanguard Total
Stock Market
Index Fund	5,572,044	325,559	406,253	15,666	486,660		57,725	—	5,993,676
Total	15,397,648	1,020,373	880,642	11,298	988,502		214,031	—	16,545,684

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statement.

29

LifeStrategy Growth Fund

Underlying Vanguard Funds

As of April 30, 2019

Vanguard Total Stock Market Index Fund Investor Shares	48.5%
Vanguard Total International Stock Index Fund Investor Shares	31.8
Vanguard Total Bond Market II Index Fund Investor Shares	13.9
Vanguard Total International Bond Index Fund Investor Shares	5.8

30

LifeStrategy Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

	Shares	Market Value• ($000)
Investment Companies (99.9%)
U.S. Stock Fund (48.5%)
Vanguard Total Stock Market Index Fund Investor Shares	102,193,555	7,481,590

International Stock Fund (31.8%)
Vanguard Total International Stock Index Fund Investor Shares	286,095,888	4,900,823

U.S. Bond Fund (13.9%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	202,199,230	2,147,356

International Bond Fund (5.7%)
Vanguard Total International Bond Index Fund Investor Shares	79,782,909	889,579
Total Investment Companies (Cost $9,512,050)		15,419,348
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 2.545% (Cost $9,822)	98,210	9,822
Total Investments (100.0%) (Cost $9,521,872)		15,429,170
Other Assets and Liabilities (0.0%)
Other Assets		14,076
Liabilities		(19,147)
		(5,071)
Net Assets (100%)
Applicable to 451,536,492 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		15,424,099
Net Asset Value Per Share		$34.16

31

LifeStrategy Growth Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	15,429,170
Receivables for Investment Securities Sold	8,199
Receivables for Accrued Income	5,877
Total Assets	15,443,246
Liabilities
Payables for Investment Securities Purchased	7,926
Payables for Capital Shares Redeemed	11,221
Total Liabilities	19,147
Net Assets	15,424,099

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	9,447,759
Total Distributable Earnings (Loss)	5,976,340
Net Assets	15,424,099

• See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

32

LifeStrategy Growth Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	178,908
Net Investment Income—Note B	178,908
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	1,107
Realized Net Gain (Loss)	1,107
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	1,055,600
Net Increase (Decrease) in Net Assets Resulting from Operations	1,235,615

See accompanying Notes, which are an integral part of the Financial Statements.

33

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	178,908	323,738
Realized Net Gain (Loss)	1,107	250,009
Change in Unrealized Appreciation (Depreciation)	1,055,600	(546,438)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,235,615	27,309
Distributions
Net Investment Income	(192,060)	(313,143)
Realized Capital Gain[1]	(234,813)	(6,308)
Total Distributions	(426,873)	(319,451)
Capital Share Transactions
Issued	1,081,317	2,328,787
Issued in Lieu of Cash Distributions	412,341	309,260
Redeemed	(1,018,286)	(2,740,216)
Net Increase (Decrease) from Capital Share Transactions	475,372	(102,169)
Total Increase (Decrease)	1,284,114	(394,311)
Net Assets
Beginning of Period	14,139,985	14,534,296
End of Period	15,424,099	14,139,985

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $32,184,000 and $6,308,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

34

LifeStrategy Growth Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$32.44	$33.11	$28.47	$28.74	$29.12	$27.07
Investment Operations
Net Investment Income	.402[1]	.742[1]	.673[1]	.611	.598	.599
Capital Gain Distributions Received	—	.001[1]	.004[1]	.006	.012	.002
Net Realized and Unrealized Gain (Loss) on Investments	2.300	(.685)	4.632	.354	(.207)	2.085
Total from Investment Operations	2.702	.058	5.309	.971	.403	2.686
Distributions
Dividends from Net Investment Income	(.442)	(.714)	(.666)	(.603)	(.595)	(.582)
Distributions from Realized Capital Gains	(.540)	(.014)	(.003)	(.638)	(.188)	(.054)
Total Distributions	(.982)	(.728)	(.669)	(1.241)	(.783)	(.636)
Net Asset Value, End of Period	$34.16	$32.44	$33.11	$28.47	$28.74	$29.12

Total Return[2]	8.76%	0.09%	18.91%	3.54%	1.35%	10.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,424	$14,140	$14,534	$11,919	$11,238	$10,630
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.15%	0.15%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.19%	2.19%	2.20%	2.06%	2.14%
Portfolio Turnover Rate	7%	10%	6%	5%	13%	10%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

35

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

36

LifeStrategy Growth Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At April 30, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	9,521,872
Gross Unrealized Appreciation	5,926,848
Gross Unrealized Depreciation	(19,550)
Net Unrealized Appreciation (Depreciation)	5,907,298

37

LifeStrategy Growth Fund

E.  Capital shares issued and redeemed were:

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	Shares (000)	Shares (000)
Issued	33,391	68,566
Issued in Lieu of Cash Distributions	13,800	9,126
Redeemed	(31,580)	(80,764)
Net Increase (Decrease) in Shares Outstanding	15,611	(3,072)

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value	Purchases at Cost	Proceeds from Securities Sold	Realized Net Gain (Loss)	Change in Unrealized App. (Dep.)	Income	Capital Gain Distributions Received	April 30, 2019 Market Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	2	NA1	NA1	(4)	—	55	—	9,822
Vanguard Total International Bond Index Fund	861,351	61,327	52,183	(99)	19,183	20,877	—	889,579
Vanguard Total International Stock Index Fund	4,493,769	107,380	47,509	—	347,183	58,076	—	4,900,823
Vanguard Total Bond Market II Index Fund	1,985,363	310,297	225,817	(3,794)	81,307	29,346	—	2,147,356
Vanguard Total Stock Market Index Fund	6,803,846	255,508	190,695	5,004	607,927	70,554	—	7,481,590
Total	14,144,331	734,512	516,204	1,107	1,055,600	178,908	—	15,429,170

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.  Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

38

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q882 062019

Semiannual Report | April 30, 2019 Vanguard STAR® Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	12

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	10/31/2018	4/30/2019	Period
Based on Actual Fund Return	$1,000.00	$1,085.43	$1.60
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.26	1.56

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The STAR Fund’s annualized expense figure for the period is 0.31%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

STAR Fund

Underlying Vanguard Funds

As of April 30, 2019

Vanguard WindsorTM II Fund Investor Shares	14.2%
Vanguard Long-Term Investment-Grade Fund Investor Shares	12.4
Vanguard GNMA Fund Investor Shares	12.4
Vanguard Short-Term Investment-Grade Fund Investor Shares	12.3
Vanguard U.S. Growth Fund Investor Shares	12.1
Vanguard International Growth Fund Investor Shares	9.5
Vanguard International Value Fund	9.5
Vanguard Windsor Fund Investor Shares	7.8
Vanguard PRIMECAP Fund Investor Shares	6.0
Vanguard ExplorerTM Fund Investor Shares	3.8

3

STAR Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.9%)
Vanguard Windsor II Fund Investor Shares	85,971,975	3,126,801
Vanguard U.S. Growth Fund Investor Shares	65,054,812	2,658,139
Vanguard Windsor Fund Investor Shares	80,375,351	1,706,369
Vanguard PRIMECAP Fund Investor Shares	9,886,658	1,325,207
Vanguard Explorer Fund Investor Shares	8,151,880	833,041
		9,649,557
International Stock Funds (19.0%)
Vanguard International Growth Fund Investor Shares	69,900,305	2,090,019
Vanguard International Value Fund	57,148,689	2,071,640
		4,161,659
U.S. Bond Funds (37.1%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	269,891,869	2,723,209
Vanguard GNMA Fund Investor Shares	262,117,972	2,710,300
Vanguard Short-Term Investment-Grade Fund Investor Shares	255,420,736	2,707,460
		8,140,969
Total Investment Companies (Cost $14,857,982)		21,952,185
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.545% (Cost $723)	7,233	723
Total Investments (100.0%) (Cost $14,858,705)		21,952,908
Other Assets and Liabilities (0.0%)
Other Assets		29,811
Liabilities		(30,838)
		(1,027)
Net Assets (100%)
Applicable to 822,096,298 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		21,951,881
Net Asset Value Per Share		$26.70

4

STAR Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	21,952,908
Receivables for Investment Securities Sold	1,927
Receivables for Capital Shares Issued	5,467
Receivables for Accrued Income	22,417
Total Assets	21,982,719
Liabilities
Payables for Investment Securities Purchased	22,417
Payables for Capital Shares Redeemed	8,421
Total Liabilities	30,838
Net Assets	21,951,881

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	13,892,653
Total Distributable Earnings (Loss)	8,059,228
Net Assets	21,951,881

•  See Note A in Notes to Financial Statements.

1       Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

5

STAR Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	295,825
Net Investment Income—Note B	295,825
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	960,487
Affiliated Funds Sold	(7,114)
Realized Net Gain (Loss)	953,373
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	485,430
Net Increase (Decrease) in Net Assets Resulting from Operations	1,734,628

See accompanying Notes, which are an integral part of the Financial Statements.

6

STAR Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	295,825	430,097
Realized Net Gain (Loss)	953,373	868,774
Change in Unrealized Appreciation (Depreciation)	485,430	(1,168,247)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,734,628	130,624
Distributions
Net Investment Income	(316,602)	(405,043)
Realized Capital Gain[1]	(818,346)	(556,667)
Total Distributions	(1,134,948)	(961,710)
Capital Share Transactions
Issued	693,536	1,734,769
Issued in Lieu of Cash Distributions	1,076,229	916,139
Redeemed	(1,216,063)	(2,291,074)
Net Increase (Decrease) from Capital Share Transactions	553,702	359,834
Total Increase (Decrease)	1,153,382	(471,252)
Net Assets
Beginning of Period	20,798,499	21,269,751
End of Period	21,951,881	20,798,499

1       Includes fiscal 2019 and 2018 short-term gain distributions totaling $94,461,000 and $126,242,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

7

STAR Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$26.10	$27.15	$24.32	$24.76	$25.27	$23.66
Investment Operations
Net Investment Income	.363 [1]	.537 [1]	.503 [1]	.470	.523	.486
Capital Gain Distributions Received	1.178 [1]	.711 [1]	.470 [1]	.683	.319	.296
Net Realized and Unrealized Gain (Loss) on Investments	.501	(1.070)	2.993	(.293)	(.329)	1.458
Total from Investment Operations	2.042	.178	3.966	.860	.513	2.240
Distributions
Dividends from Net Investment Income	(.402)	(.514)	(.499)	(.477)	(.530)	(.472)
Distributions from Realized Capital Gains	(1.040)	(.714)	(.637)	(.823)	(.493)	(.158)
Total Distributions	(1.442)	(1.228)	(1.136)	(1.300)	(1.023)	(.630)
Net Asset Value, End of Period	$26.70	$26.10	$27.15	$24.32	$24.76	$25.27
Total Return[2]	8.54%	0.54%	16.96%	3.68%	2.03%	9.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,952	$20,798	$21,270	$18,715	$18,830	$18,745
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.31%	0.31%	0.32%	0.32%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.31%	1.98%	1.98%	1.95%	2.06%	1.97%
Portfolio Turnover Rate	15%	11%	7%	12%	8%	6%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

8

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by

9

STAR Fund

Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At April 30, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	14,858,705
Gross Unrealized Appreciation	7,155,396
Gross Unrealized Depreciation	(61,193)
Net Unrealized Appreciation (Depreciation)	7,094,203

E. Capital shares issued and redeemed were:

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	Shares (000)	Shares (000)
Issued	27,206	63,732
Issued in Lieu of Cash Distributions	45,564	34,030
Redeemed	(47,691)	(84,239)
Net Increase (Decrease) in Shares Outstanding	25,079	13,523

10

STAR Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss ($000	) )	Change in Unrealized App. (Dep. ($000	) )	Income ($000)	Capital Gain Distributions Received ($000)	April 30, 2019 Market Value ($000)
Vanguard Market Liquidity Fund	1	NA2	NA2	1		—		10	—	723
Vanguard Explorer Fund	786,050	113,116	81,685	1,470		14,090		2,201	68,315	833,041
Vanguard GNMA Fund	2,604,411	261,389	229,262	(6,147)		79,909		39,440	—	2,710,300
Vanguard International Growth Fund	1,938,719	94,581	122,552	(4,334)		183,605		28,357	65,253	2,090,019
Vanguard International Value Fund	1,933,873	115,413	12,123	(677)		35,154		50,849	57,164	2,071,640
Vanguard Long-Term Investment-Grade Fund	2,588,373	185,043	252,943	(8,410)		211,146		54,879	—	2,723,209
Vanguard MorganTM Growth Fund[3]	1,256,033	329,531	123,787	3,445		(775,712)		9,228	233,344	—
Vanguard PRIMECAP Fund	1,261,409	142,090	79,936	9,007		(7,363)		13,730	76,983	1,325,207
Vanguard Short-Term Investment-Grade Fund	2,603,243	234,249	176,758	(2,252)		48,978		37,548	—	2,707,460
Vanguard U.S. Growth Fund[3]	1,259,640	170,816	213,093	7,514		758,211		4,201	98,515	2,658,139
Vanguard Windsor Fund	1,609,089	245,348	118,110	(1,735)		(28,223)		18,314	142,633	1,706,369
Vanguard Windsor II Fund	2,958,651	396,097	188,586	(4,996)		(34,365)		37,068	218,280	3,126,801
Total	20,799,492	2,287,673	1,598,835	(7,114)		485,430		295,825	960,487	21,952,908

1 Does not include adjustments related to return of capital.

2 Not applicable—purchases and sales are for temporary cash investment purposes.

3 In April 2019, the Vanguard Morgan Growth Fund reorganized with and into Vanguard U.S. Growth Fund through a tax-free reorganization. As a result of the merger, the fund received shares of Vanguard U.S. Growth Fund valued at $1,340,882,000, which consisted of cost of $689,510,000, and unrealized appreciation of $651,372,000.

G. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

11

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average.

12

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

13

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

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Q562 062019

Semiannual Report | April 30, 2019 Vanguard Total International Stock Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019

Total International Stock Index Fund	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,091.25	$0.88
ETF Shares	1,000.00	1,091.54	0.47
AdmiralTM Shares	1,000.00	1,091.52	0.57
Institutional Shares	1,000.00	1,091.55	0.41
Institutional Plus Shares	1,000.00	1,091.64	0.36
Institutional Select Shares	1,000.00	1,091.77	0.23
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.35	0.45
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.45	0.35
Institutional Select Shares	1,000.00	1,024.57	0.23

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.09% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, 0.07% for Institutional Plus Shares, and 0.045% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Total International Stock Index Fund

Sector Diversification

As of April 30, 2019

Basic Materials	6.9%
Consumer Goods	14.5
Consumer Services	8.8
Financials	24.9
Health Care	8.0
Industrials	14.5
Oil & Gas	6.9
Technology	8.9
Telecommunications	3.4
Utilities	3.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

3

Total International Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets — Investments Summary

As of April 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Argentina †			—	0.0%

Australia
	Commonwealth Bank of Australia	27,008,435	1,419,435	0.4%
	BHP Group Ltd.	45,197,937	1,196,044	0.3%
	Westpac Banking Corp.	52,558,958	1,021,031	0.3%
	CSL Ltd.	6,939,160	973,299	0.3%
§,1	Australia—Other †		12,865,292	3.4%
			17,475,101	4.7%

§,1Austria †			818,991	0.2%

Belgium
	Anheuser-Busch InBev SA/NV	11,816,339	1,050,561	0.3%
	Belgium—Other †		1,781,844	0.5%
			2,832,405	0.8%

[1]Brazil †			6,739,485	1.8%

Canada
	Royal Bank of Canada	22,076,624	1,759,440	0.5%
	Toronto-Dominion Bank	28,233,773	1,610,528	0.4%
	Enbridge Inc. (XTSE)	30,190,724	1,115,279	0.3%
	Bank of Nova Scotia	18,888,872	1,040,249	0.3%
	Canadian National Railway Co. (Toronto Shares)	11,121,183	1,033,007	0.3%
§,1	Canada—Other †		18,359,402	4.9%
			24,917,905	6.7%

Chile †			950,323	0.3%

China
	Tencent Holdings Ltd.	87,296,740	4,302,652	1.2%
*	Alibaba Group Holding Ltd. ADR	18,453,269	3,424,373	0.9%
	China Construction Bank Corp.	1,370,105,194	1,207,838	0.3%

4

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Ping An Insurance Group Co. of China Ltd.	76,297,190	923,552	0.3%
	Industrial & Commercial Bank of China Ltd.	1,195,441,403	899,163	0.3%
	China Mobile Ltd.	80,942,730	772,307	0.2%
	Bank of China Ltd.	1,167,747,047	557,605	0.2%
	CNOOC Ltd.	243,069,540	441,496	0.1%
	China Life Insurance Co. Ltd.	113,788,695	323,343	0.1%
	China Petroleum & Chemical Corp.	389,694,773	299,562	0.1%
	China Overseas Land & Investment Ltd.	58,692,317	219,900	0.1%
	Agricultural Bank of China Ltd.	467,827,875	216,223	0.1%
	PetroChina Co. Ltd.	317,224,414	201,087	0.1%
	China Resources Land Ltd.	40,912,858	178,182	0.1%
	PICC Property & Casualty Co. Ltd.	102,600,341	115,275	0.1%
	China Shenhua Energy Co. Ltd.	51,713,365	114,466	0.1%
	China Resources Beer Holdings Co. Ltd.	24,133,257	110,420	0.0%
	China Telecom Corp. Ltd.	211,343,275	109,535	0.0%
	CITIC Ltd.	74,947,856	109,143	0.0%
1	Postal Savings Bank of China Co. Ltd.	142,613,425	86,785	0.0%
	China CITIC Bank Corp. Ltd.	126,626,112	81,251	0.0%
	China Taiping Insurance Holdings Co. Ltd.	22,146,165	67,349	0.0%
	Sinopharm Group Co. Ltd.	16,897,437	66,412	0.0%
	China Communications Construction Co. Ltd.	67,233,058	64,758	0.0%
	China Resources Gas Group Ltd.	12,221,896	56,730	0.0%
	CRRC Corp. Ltd.	60,722,623	53,045	0.0%
*,1	People’s Insurance Co. Group of China Ltd.	124,986,770	51,181	0.0%
	China Railway Group Ltd.	57,816,017	45,604	0.0%
1	CGN Power Co. Ltd.	171,926,835	45,360	0.0%
	Kunlun Energy Co. Ltd.	42,509,692	44,965	0.0%
	Dongfeng Motor Group Co. Ltd.	44,238,575	42,979	0.0%
	China Resources Power Holdings Co. Ltd.	28,821,069	40,330	0.0%
	China Merchants Port Holdings Co. Ltd.	19,647,098	39,739	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd.	7,758,295	39,414	0.0%
	China Cinda Asset Management Co. Ltd.	144,654,130	38,578	0.0%
1	China Galaxy Securities Co. Ltd.	56,095,133	36,756	0.0%
1	China Resources Pharmaceutical Group Ltd.	25,169,977	35,817	0.0%
	China Longyuan Power Group Corp. Ltd.	51,514,145	35,524	0.0%
^,1	China International Capital Corp. Ltd.	16,139,911	34,715	0.0%
	China Railway Construction Corp. Ltd.	28,629,894	33,830	0.0%
	China Resources Cement Holdings Ltd.	33,438,198	33,527	0.0%
	Air China Ltd.	27,545,254	32,853	0.0%
*,1	China Huarong Asset Management Co. Ltd.	146,761,572	31,474	0.0%
	China Oilfield Services Ltd.	27,850,039	29,825	0.0%
	China State Construction International Holdings Ltd.	26,969,591	27,991	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	56,979,883	25,808	0.0%
	Beijing Capital International Airport Co. Ltd.	26,129,239	23,260	0.0%
	AviChina Industry & Technology Co. Ltd.	39,431,251	23,203	0.0%
	China Southern Airlines Co. Ltd.	26,511,067	23,048	0.0%
	Huaneng Renewables Corp. Ltd.	76,762,604	22,128	0.0%
1	Sinopec Engineering Group Co. Ltd.	22,255,215	21,521	0.0%
	China Reinsurance Group Corp.	100,035,059	20,411	0.0%
	China Power International Development Ltd.	70,343,866	18,743	0.0%
1	China Railway Signal & Communication Corp. Ltd.	24,163,072	17,743	0.0%
	China Eastern Airlines Corp. Ltd.	24,703,493	17,554	0.0%
	China Coal Energy Co. Ltd.	34,614,311	15,281	0.0%
*,^,1	China Literature Ltd.	3,343,160	15,214	0.0%

5

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Sinotrans Ltd.	31,112,325	12,783	0.0%
	Angang Steel Co. Ltd.	17,310,624	11,648	0.0%
	Metallurgical Corp. of China Ltd.	40,431,539	11,191	0.0%
	China Agri-Industries Holdings Ltd.	32,738,012	10,552	0.0%
	China Overseas Property Holdings Ltd.	20,973,256	9,926	0.0%
	China BlueChemical Ltd.	27,282,605	9,299	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	17,542,145	9,198	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	3,542,556	8,189	0.0%
^	Huadian Fuxin Energy Corp. Ltd.	35,466,868	7,638	0.0%
	China Machinery Engineering Corp.	13,208,385	6,401	0.0%
	Sinopec Kantons Holdings Ltd.	13,884,633	6,204	0.0%
^	Harbin Electric Co. Ltd.	10,762,752	5,765	0.0%
	China Foods Ltd.	10,576,905	4,146	0.0%
*,^	Sinopec Oilfield Service Corp.	28,906,259	3,871	0.0%
	Dah Chong Hong Holdings Ltd.	10,568,029	3,868	0.0%
*	COSCO Shipping International Singapore Co. Ltd.	13,373,842	3,500	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	3,301,050	3,132	0.0%
^	CITIC Resources Holdings Ltd.	33,096,601	3,127	0.0%
*	Sinofert Holdings Ltd.	23,192,748	2,869	0.0%
	Minmetals Land Ltd.	14,589,374	2,806	0.0%
	China Merchants Land Ltd.	15,672,571	2,737	0.0%
	China National Accord Medicines Corp. Ltd. Class B	683,672	2,449	0.0%
	Poly Culture Group Corp. Ltd.	960,772	1,132	0.0%
	China Merchants Port Group Co. Ltd. Class B	579,463	735	0.0%
*	China Chengtong Development Group Ltd.	18,934,993	677	0.0%
	China Electronics Huada Technology Co. Ltd.	1,629,938	156	0.0%
§,1	China—Other †		10,692,339	2.9%
			26,803,166	7.2%

Colombia †			365,408	0.1%

[1]Czech Republic †			141,944	0.0%

Denmark
	Novo Nordisk A/S Class B	26,068,643	1,277,222	0.3%
§,1	Denmark—Other †		2,926,245	0.8%
			4,203,467	1.1%

Egypt †			199,099	0.1%

Finland †			3,047,862	0.8%

France
	TOTAL SA	38,256,571	2,126,720	0.6%
^	LVMH Moet Hennessy Louis Vuitton SE	3,802,767	1,493,038	0.4%
^	Sanofi	16,619,204	1,450,020	0.4%
	Airbus SE	8,420,751	1,153,055	0.3%
1	France—Other †		18,300,064	4.9%
			24,522,897	6.6%
Germany
	SAP SE	14,839,303	1,912,916	0.5%
	Allianz SE	6,451,269	1,559,369	0.4%
	Siemens AG	11,765,445	1,410,708	0.4%

6

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	BASF SE	14,057,443	1,147,668	0.3%
	Bayer AG	14,287,155	950,597	0.3%
1	Germany—Other †		14,183,717	3.8%
			21,164,975	5.7%

§Greece †			312,516	0.1%

Hong Kong
	AIA Group Ltd.	185,370,730	1,898,092	0.5%
	BOC Hong Kong Holdings Ltd.	54,913,437	246,134	0.1%
1	BOC Aviation Ltd.	3,187,200	27,396	0.0%
	Nexteer Automotive Group Ltd.	12,535,895	19,657	0.0%
*	MMG Ltd.	34,732,816	15,037	0.0%
	China Travel International Investment Hong Kong Ltd.	39,354,518	9,096	0.0%
	CITIC Telecom International Holdings Ltd.	20,424,891	8,464	0.0%
^,1	CGN New Energy Holdings Co. Ltd.	13,288,209	1,993	0.0%
^	Shenwan Hongyuan HK Ltd.	5,213,589	1,225	0.0%
§,1	Hong Kong—Other †		7,805,468	2.1%
			10,032,562	2.7%

Hungary †			285,196	0.1%

India
	Reliance Industries Ltd.	47,668,676	954,969	0.3%
	Nestle India Ltd.	355,447	55,688	0.0%
§,1	India—Other †		8,569,658	2.3%
			9,580,315	2.6%

Indonesia †			1,945,319	0.5%

§Ireland †			921,222	0.2%

Israel †			1,301,946	0.3%

Italy
*,1	Pirelli & C SPA	6,618,933	48,387	0.0%
§,1	Italy—Other †		6,337,449	1.7%
			6,385,836	1.7%
Japan
	Toyota Motor Corp.	38,252,050	2,368,202	0.6%
	SoftBank Group Corp.	13,059,385	1,384,705	0.4%
	Sony Corp.	19,365,440	975,401	0.3%
	Mitsubishi UFJ Financial Group Inc.	191,437,645	949,823	0.3%
	Japan—Other †		56,021,869	15.0%
			61,700,000	16.6%

§Kuwait †			670,691	0.2%

Luxembourg †			6,475	0.0%

7

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Malaysia
	Nestle Malaysia Bhd.	924,970	32,663	0.0%
§,1	Malaysia—Other †		2,429,702	0.7%
			2,462,365	0.7%

§Malta †			—	0.0%

[1]Mexico †			2,637,830	0.7%

Netherlands
	Unilever NV	23,166,724	1,401,698	0.4%
	ASML Holding NV	6,116,081	1,277,108	0.3%
§,1	Netherlands—Other †		5,692,698	1.5%
			8,371,504	2.2%

New Zealand †			944,204	0.2%

Norway
*,1	Elkem ASA	3,650,962	15,124	0.0%
1	Norway—Other †		2,179,508	0.6%
			2,194,632	0.6%
Other[2]
3	Vanguard FTSE Emerging Markets ETF	15,759,336	684,113	0.2%

Pakistan †			121,298	0.0%

§Peru †			293,302	0.1%

Philippines
	Pilipinas Shell Petroleum Corp.	10,727,448	9,313	0.0%
§,1	Philippines—Other †		1,133,729	0.3%
			1,143,042	0.3%

§,1Poland †			1,006,321	0.3%

Portugal †			484,204	0.1%

Qatar †			947,946	0.2%

[1]Russia †			3,214,432	0.9%

Saudi Arabia †			603,578	0.2%

§Singapore †			3,492,773	0.9%

South Africa
	Naspers Ltd.	6,533,687	1,680,794	0.4%
1	South Africa—Other †		4,029,559	1.1%
			5,710,353	1.5%

8

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
South Korea
	Samsung Electronics Co. Ltd.	71,737,027	2,820,501	0.7%
	Hankook Shell Oil Co. Ltd.	7,191	1,984	0.0%
	Tongyang Life Insurance Co. Ltd.	436,665	1,695	0.0%
§,1	South Korea—Other †		9,223,200	2.5%
			12,047,380	3.2%
Spain
^	Banco Santander SA	246,438,098	1,249,292	0.3%
§,1	Spain—Other †		6,005,232	1.6%
			7,254,524	1.9%

[1]Sweden †			7,188,852	1.9%

Switzerland
	Nestle SA	46,092,412	4,437,669	1.2%
	Roche Holding AG	10,652,781	2,810,879	0.8%
	Novartis AG	33,339,038	2,731,804	0.7%
§,1	Switzerland—Other †		10,188,757	2.7%
			20,169,109	5.4%
Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd.	365,376,768	3,067,715	0.8%
§	Taiwan—Other †		8,798,076	2.4%
			11,865,791	3.2%

§Thailand †			3,249,091	0.9%

§,1Turkey †			576,072	0.2%

§United Arab Emirates †			720,005	0.2%

United Kingdom
	HSBC Holdings plc	307,857,265	2,682,353	0.7%
	BP plc	303,837,411	2,209,419	0.6%
	Royal Dutch Shell plc Class A (XLON)	67,748,928	2,158,580	0.6%
	Royal Dutch Shell plc Class B	56,844,637	1,834,570	0.5%
	GlaxoSmithKline plc	74,718,601	1,534,963	0.4%
	Diageo plc	36,386,057	1,533,955	0.4%
	AstraZeneca plc	20,112,956	1,498,414	0.4%
	British American Tobacco plc	34,048,634	1,332,970	0.4%
	Unilever plc	16,770,860	1,016,569	0.3%
	Rio Tinto plc	16,980,596	990,634	0.3%
	Prudential plc	39,669,096	901,338	0.2%
	Royal Dutch Shell plc Class A (XAMS)	1,025,115	32,620	0.0%
§,1	United Kingdom—Other †		24,988,576	6.7%
			42,714,961	11.5%
Total Common Stocks (Cost $335,935,219)			367,422,788	98.6%[4]

9

Total International Stock Index Fund

				Market	Percentage
				Value•	of Net
		Coupon	Shares	($000)	Assets
§Preferred Stocks (Cost $—) †				690	0.0%
Temporary Cash Investments
Money Market Fund
5,6	Vanguard Market Liquidity Fund	2.545%	141,587,831	14,160,199	3.8%

7U.S. Government and Agency Obligations †				236,823	0.1%
Total Temporary Cash Investments (Cost $14,395,783)				14,397,022	3.9%[4]
Total Investments (Cost $350,331,002)				381,820,500	102.5%

				Amount
				($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard				18,373
Receivables for Investment Securities Sold				1,592
Receivables for Accrued Income				1,686,257
Receivables for Capital Shares Issued				297,396
Variation Margin Receivable—Futures Contracts				6,144
Unrealized Appreciation—Forward Currency Contracts				6,372
Other Assets[7,8]				237,188
Total Other Assets				2,253,322	0.6%
Liabilities
Payables for Investment Securities Purchased				(512,077)
Collateral for Securities on Loan				(10,833,807)
Payables for Capital Shares Redeemed				(87,258)
Payables to Vanguard				(86,156)
Variation Margin Payable—Futures Contracts				(5,682)
Unrealized Depreciation—Forward Currency Contracts				(39,465)
Other Liabilities				(31,656)
Total Liabilities				(11,596,101)	(3.1%)
Net Assets				372,477,721	100.0%

At April 30, 2019, net assets consisted of:
					Amount
					($000)
Paid-in Capital					343,630,188
Total Distributable Earnings (Loss)					28,847,533
Net Assets					372,477,721

Investor Shares–Net Assets
Applicable to 8,307,072,484 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					142,281,814
Net Asset Value Per Share–Investor Shares					$17.13

10

Total International Stock Index Fund

Amount
($000)
ETF Shares–Net Assets
Applicable to 232,771,864 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,402,325
Net Asset Value Per Share–ETF Shares	$53.28

Admiral Shares–Net Assets
Applicable to 2,575,315,368 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	73,781,806
Net Asset Value Per Share–Admiral Shares	$28.65

Institutional Shares–Net Assets
Applicable to 282,254,148 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,338,510
Net Asset Value Per Share–Institutional Shares	$114.57

Institutional Plus Shares–Net Assets
Applicable to 945,590,047 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	108,360,486
Net Asset Value Per Share–Institutional Plus Shares	$114.60

Institutional Select Shares–Net Assets
Applicable to 27,447,151 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,312,780
Net Asset Value Per Share–Institutional Select Shares	$120.70

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,229,789,000.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $5,402,816,000, representing 1.5% of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.5%, respectively, of net assets.

5	Includes $10,833,807,000 of collateral received for securities on loan.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Securities with a value of $236,823,000 and cash of $6,093,000 have been segregated as initial margin for open futures contracts.
8	Cash of $50,559,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

11

Total International Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	June 2019	35,962	1,391,261	92,187
Topix Index	June 2019	7,261	1,052,886	11,276
FTSE 100 Index	June 2019	8,912	856,438	35,465
MSCI Emerging Market Index	June 2019	13,238	714,984	31,813
E-mini S&P 500 Index	June 2019	3,370	496,822	6,385
S&P ASX 200 Index	June 2019	3,740	414,868	8,150
				185,276

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date	Receive		Deliver		($000)	($000)
Morgan Stanley Capital Services LLC	6/26/19	EUR	1,092,943	USD	1,249,016	—	(16,977)
Toronto-Dominion Bank	6/18/19	JPY	116,025,494	USD	1,046,878	—	(1,004)
Morgan Stanley Capital Services LLC	6/26/19	GBP	599,120	USD	798,872	—	(15,205)
Toronto-Dominion Bank	6/25/19	AUD	577,947	USD	412,453	—	(4,476)
Toronto-Dominion Bank	6/26/19	EUR	66,645	USD	76,137	—	(1,011)
Toronto-Dominion Bank	6/26/19	GBP	30,661	USD	40,897	—	(792)
JPMorgan Chase Bank, N.A.	7/2/19	USD	162,337	JPY	17,803,800	1,672	—
BNP Paribas	7/2/19	USD	162,291	JPY	17,803,800	1,626	—
Barclays Bank plc	7/2/19	USD	162,247	JPY	17,803,800	1,582	—
Toronto-Dominion Bank	7/2/19	USD	162,156	JPY	17,803,800	1,492	—
						6,372	(39,465)

AUD—Australian dollar.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At April 30, 2019, the counterparties had deposited in segregated accounts securities with a value of $4,844,000 and cash of $2,980,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	4,974,594
Dividends—Affiliated Issuers	5,383
Interest—Unaffiliated Issuers	2,838
Interest—Affiliated Issuers	39,490
Securities Lending—Net	102,112
Total Income	5,124,417
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,487
Management and Administrative—Investor Shares	96,186
Management and Administrative—ETF Shares	4,086
Management and Administrative—Admiral Shares	31,596
Management and Administrative—Institutional Shares	9,740
Management and Administrative—Institutional Plus Shares	28,761
Management and Administrative—Institutional Select Shares	2,019
Marketing and Distribution—Investor Shares	7,582
Marketing and Distribution—ETF Shares	264
Marketing and Distribution—Admiral Shares	2,084
Marketing and Distribution—Institutional Shares	645
Marketing and Distribution—Institutional Plus Shares	845
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	11,388
Shareholders’ Reports—Investor Shares	829
Shareholders’ Reports—ETF Shares	113
Shareholders’ Reports—Admiral Shares	243
Shareholders’ Reports—Institutional Shares	120
Shareholders’ Reports—Institutional Plus Shares	34
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	68
Total Expenses	202,090
Net Investment Income	4,922,327
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	2,912,134
Investment Securities Sold—Affiliated Issuers	211

13

Total International Stock Index Fund

Statement of Operations (continued)

Six Months Ended April 30, 2019
($000)
Futures Contracts	(508)
Forward Currency Contracts	(85,114)
Foreign Currencies	(40,878)
Realized Net Gain (Loss)	2,785,845
Change in Unrealized Appreciation (Depreciation)
Investment Securities Sold—Unaffiliated Issuers[3]	23,362,602
Investment Securities Sold—Affiliated Issuers	88,492
Futures Contracts	336,880
Forward Currency Contracts	62,152
Foreign Currencies	(4,809)
Change in Unrealized Appreciation (Depreciation)	23,845,317
Net Increase (Decrease) in Net Assets Resulting from Operations	31,553,489

1 Dividends are net of foreign withholding taxes of $489,715,000.

2 Includes $4,339,677,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

3 The change in unrealized appreciation (depreciation) is net of deferred foreign capital gain taxes of $27,946,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,922,327	9,788,436
Realized Net Gain (Loss)	2,785,845	(595,636)
Change in Unrealized Appreciation (Depreciation)	23,845,317	(40,894,284)
Net Increase (Decrease) in Net Assets Resulting from Operations	31,553,489	(31,701,484)
Distributions
Net Investment Income
Investor Shares	(1,655,986)	(3,404,298)
ETF Shares	(144,222)	(303,751)
Admiral Shares	(872,576)	(1,923,623)
Institutional Shares	(391,292)	(869,323)
Institutional Plus Shares	(1,283,906)	(2,657,567)
Institutional Select Shares	(157,649)	(255,719)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(4,505,631)	(9,414,281)
Capital Share Transactions
Investor Shares	5,858,024	25,227,334
ETF Shares	1,146,425	2,055,478
Admiral Shares	3,220,666	8,337,370
Institutional Shares	1,471,092	2,408,468
Institutional Plus Shares	6,498,975	16,762,065
Institutional Select Shares	(9,111,061)	7,035,833
Net Increase (Decrease) from Capital Share Transactions	9,084,121	61,826,548
Total Increase (Decrease)	36,131,979	20,710,783
Net Assets
Beginning of Period	336,345,742	315,634,959
End of Period	372,477,721	336,345,742

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total International Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.91	$17.91	$14.88	$15.11	$16.31	$16.67
Investment Operations
Net Investment Income	.223 [1]	.500 [1]	.444 [1]	.422	.423	.526 [2]
Net Realized and Unrealized Gain (Loss) on Investments	1.202	(2.016)	3.028	(.243)	(1.206)	(.352)
Total from Investment Operations	1.425	(1.516)	3.472	.179	(.783)	.174
Distributions
Dividends from Net Investment Income	(.205)	(.484)	(.442)	(.409)	(.417)	(.534)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.205)	(.484)	(.442)	(.409)	(.417)	(.534)
Net Asset Value, End of Period	$17.13	$15.91	$17.91	$14.88	$15.11	$16.31

Total Return[3]	9.12%	-8.71%	23.70%	1.31%	-4.89%	1.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$142,282	$126,319	$116,279	$87,010	$74,444	$51,040
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.19%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.62%	2.81%	2.73%	2.95%	2.73%	3.16%[2]
Portfolio Turnover Rate[4]	4%	3%	3%	3%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.067 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total International Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$49.50	$55.70	$46.28	$47.00	$50.75	$51.86
Investment Operations
Net Investment Income	.717 [1]	1.612 [1]	1.420 [1]	1.344	1.346	1.680 [2]
Net Realized and Unrealized Gain (Loss) on Investments	3.725	(6.269)	9.404	(.763)	(3.767)	(1.087)
Total from Investment Operations	4.442	(4.657)	10.824	.581	(2.421)	.593
Distributions
Dividends from Net Investment Income	(.662)	(1.543)	(1.404)	(1.301)	(1.329)	(1.703)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.662)	(1.543)	(1.404)	(1.301)	(1.329)	(1.703)
Net Asset Value, End of Period	$53.28	$49.50	$55.70	$46.28	$47.00	$50.75

Total Return	9.15%	-8.63%	23.76%	1.39%	-4.87%	1.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,402	$10,389	$9,670	$6,377	$4,930	$3,360
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.11%	0.11%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.70%	2.89%	2.79%	3.02%	2.79%	3.24%[2]
Portfolio Turnover Rate[3]	4%	3%	3%	3%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.208 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total International Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$26.61	$29.95	$24.89	$25.27	$27.29	$27.89
Investment Operations
Net Investment Income	.381 [1]	.858 [1]	.761 [1]	.722	.726	.904 [2]
Net Realized and Unrealized Gain (Loss) on Investments	2.009	(3.369)	5.053	(.400)	(2.032)	(.588)
Total from Investment Operations	2.390	(2.511)	5.814	.322	(1.306)	.316
Distributions
Dividends from Net Investment Income	(.350)	(.829)	(.754)	(.702)	(.714)	(.916)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.350)	(.829)	(.754)	(.702)	(.714)	(.916)
Net Asset Value, End of Period	$28.65	$26.61	$29.95	$24.89	$25.27	$27.29

Total Return[3]	9.15%	-8.63%	23.73%	1.40%	-4.88%	1.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$73,782	$65,363	$65,249	$45,154	$37,841	$31,445
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.12%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.87%	2.79%	3.02%	2.80%	3.24%[2]
Portfolio Turnover Rate[4]	4%	3%	3%	3%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total International Stock Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	April 30,			Year Ended October 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$106.43	$119.77	$99.52	$101.07	$109.12	$111.51
Investment Operations
Net Investment Income	1.538[1]	3.461[1]	3.062[1]	2.907	2.923	3.630[2]
Net Realized and Unrealized Gain (Loss) on Investments	8.024	(13.460)	20.229	(1.632)	(8.098)	(2.338)
Total from Investment Operations	9.562	(9.999)	23.291	1.275	(5.175)	1.292
Distributions
Dividends from Net Investment Income	(1.422)	(3.341)	(3.041)	(2.825)	(2.875)	(3.682)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.422)	(3.341)	(3.041)	(2.825)	(2.875)	(3.682)
Net Asset Value, End of Period	$114.57	$106.43	$119.77	$99.52	$101.07	$109.12

Total Return	9.16%	-8.60%	23.78%	1.39%	-4.84%	1.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,339	$28,563	$29,794	$19,692	$16,038	$13,182
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.71%	2.90%	2.81%	3.04%	2.82%	3.26%[2]
Portfolio Turnover Rate[3]	4%	3%	3%	3%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.446 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total International Stock Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	April 30,			Year Ended October 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$106.45	$119.79	$99.54	$101.08	$109.14	$111.53
Investment Operations
Net Investment Income	1.549[1]	3.470[1]	3.086[1]	2.926	2.954	3.655[2]
Net Realized and Unrealized Gain (Loss) on Investments	8.024	(13.454)	20.228	(1.622)	(8.108)	(2.339)
Total from Investment Operations	9.573	(9.984)	23.314	1.304	(5.154)	1.316
Distributions
Dividends from Net Investment Income	(1.423)	(3.356)	(3.064)	(2.844)	(2.906)	(3.706)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.423)	(3.356)	(3.064)	(2.844)	(2.906)	(3.706)
Net Asset Value, End of Period	$114.60	$106.45	$119.79	$99.54	$101.08	$109.14

Total Return	9.16%	-8.58%	23.80%	1.42%	-4.82%	1.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$108,360	$94,242	$88,781	$64,511	$53,318	$33,915
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.91%	2.83%	3.06%	2.85%	3.28%[2]
Portfolio Turnover Rate[3]	4%	3%	3%	3%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.446 and 0.39%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total International Stock Index Fund

Financial Highlights

Institutional Select Shares

	Six Months Ended April 30, 2019	Year Ended October 31,	June 24, 2016[1] to Oct. 31,
For a Share Outstanding Throughout Each Period		2018	2017	2016
Net Asset Value, Beginning of Period	$112.10	$126.15	$104.82	$97.20
Investment Operations
Net Investment Income	1.575[2]	3.679[2]	3.303[2]	.914
Net Realized and Unrealized Gain (Loss) on Investments	8.520	(14.163)	21.274	7.340
Total from Investment Operations	10.095	(10.484)	24.577	8.254
Distributions
Dividends from Net Investment Income	(1.495)	(3.566)	(3.247)	(.634)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.495)	(3.566)	(3.247)	(.634)
Net Asset Value, End of Period	$120.70	$112.10	$126.15	$104.82

Total Return	9.18%	-8.56%	23.83%	8.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,313	$11,470	$5,863	$1,599
Ratio of Total Expenses to Average Net Assets	0.045%	0.045%	0.045%	0.045%[3]
Ratio of Net Investment Income to Average Net Assets	2.74%	2.93%	2.85%	3.09%[3]
Portfolio Turnover Rate[4]	4%	3%	3%	3%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5 Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund

22

Total International Stock Index Fund

trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5.  Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

23

Total International Stock Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

24

Total International Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $18,373,000, representing 0.00% of the fund’s net assets and 7.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

Common Stocks—North and South America	35,786,158	111,710	6,385
Common Stocks—Other	7,650,408	323,740,353	127,774
Preferred Stocks	—	—	690
Temporary Cash Investments	14,160,199	236,823	—
Futures Contracts—Assets[1]	6,144	—	—
Futures Contracts—Liabilities[1]	(5,682)	—	—
Forward Currency Contracts—Assets	—	6,372	—
Forward Currency Contracts—Liabilities	—	(39,465)	—
Total	57,597,227	324,055,793	134,849

1 Represents variation margin on the last day of the reporting period.

25

Total International Stock Index Fund

D.   At April 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

Statement of Net Assets Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Variation Margin Receivable—Futures Contracts	6,144	—	6,144
Unrealized Appreciation—Forward Currency Contracts	—	6,372	6,372
Total Assets	6,144	6,372	12,516

Variation Margin Payable—Futures Contracts	(5,682)	—	(5,682)
Unrealized Depreciation—Forward Currency Contracts	—	(39,465)	(39,465)
Total Liabilities	(5,682)	(39,465)	(45,147)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2019, were:

Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(508)	—	(508)
Forward Currency Contracts	—	(85,114)	(85,114)
Realized Net Gain (Loss) on Derivatives	(508)	(85,114)	(85,622)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	336,880	—	336,880
Forward Currency Contracts	—	62,152	62,152
Change in Unrealized Appreciation (Depreciation) on Derivatives	336,880	62,152	399,032

E.   As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	351,472,826
Gross Unrealized Appreciation	73,777,708
Gross Unrealized Depreciation	(43,277,851)
Net Unrealized Appreciation (Depreciation)	30,499,857

F.   During the six months ended April 30, 2019, the fund purchased $24,277,217,000 of investment securities and sold $14,727,453,000 of investment securities, other than temporary cash investments. Purchases and sales include $926,907,000 and $8,639,809,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

26

Total International Stock Index Fund

G.   Capital share transactions for each class of shares were:

	Six Months Ended April 20, 2019		Year Ended October 31, 2018
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,133,792	443,745	27,590,638	1,566,645
Issued in Lieu of Cash Distributions	1,653,334	108,709	3,397,211	192,809
Redeemed	(2,929,102)	(184,825)	(5,760,515)	(314,073)
Net Increase (Decrease)—Investor Shares	5,858,024	367,629	25,227,334	1,445,381
ETF Shares
Issued	1,146,425	22,894	2,055,484	36,270
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(6)	—
Net Increase (Decrease)—ETF Shares	1,146,425	22,894	2,055,478	36,270
Admiral Shares
Issued	9,112,438	337,835	17,600,048	587,059
Issued in Lieu of Cash Distributions	754,727	29,639	1,685,081	57,162
Redeemed	(6,646,499)	(248,257)	(10,947,759)	(366,624)
Net Increase (Decrease)—Admiral Shares	3,220,666	119,217	8,337,370	277,597
Institutional Shares
Issued	3,824,693	35,406	9,409,481	78,576
Issued in Lieu of Cash Distributions	366,479	3,599	819,626	6,952
Redeemed	(2,720,080)	(25,125)	(7,820,639)	(65,903)
Net Increase (Decrease)—Institutional Shares	1,471,092	13,880	2,408,468	19,625
Institutional Plus Shares
Issued	7,227,612	66,528	25,373,121	215,002
Issued in Lieu of Cash Distributions	1,274,573	12,508	2,635,219	22,353
Redeemed	(2,003,210)	(18,788)	(11,246,275)	(93,121)
Net Increase (Decrease)—Institutional Plus Shares	6,498,975	60,248	16,762,065	144,234
Institutional Select Shares
Issued	1,046,558	9,199	7,794,139	62,016
Issued in Lieu of Cash Distributions	157,649	1,470	255,719	2,065
Redeemed	(10,315,268)	(85,540)	(1,014,025)	(8,242)
Net Increase (Decrease)—Institutional Select Shares	(9,111,061)	(74,871)	7,035,833	55,839

27

Total International Stock Index Fund

H.   Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized					April 30,
	2018		from	Net	Change in			Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep.	)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)		($000)	($000)	($000)
Vanguard FTSE Emerging Markets ETF	596,648	2,050	2,232	(304)	87,951		5,383	—	684,113
Vanguard Market Liquidity Fund	9,367,163	NA1	NA1	515	541		39,490	—	14,160,199
Total	9,963,811			211	88,492		44,873	—	14,844,312

1 Not applicable—purchases and sales are for temporary cash investment purposes.

I.    Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

28

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

29

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

30

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q1132 062019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (98.6%)[1]
Argentina (0.0%)
Ternium Argentina SA	390	—

Australia (4.7%)
Commonwealth Bank of Australia	27,008,435	1,419,435
BHP Group Ltd.	45,197,937	1,196,044
Westpac Banking Corp.	52,558,958	1,021,031
CSL Ltd.	6,939,160	973,299
Australia & New Zealand Banking Group Ltd.	43,889,408	842,001
National Australia Bank Ltd.	42,691,123	762,252
Woolworths Group Ltd.	20,126,009	451,880
Macquarie Group Ltd.	4,712,794	447,876
Wesfarmers Ltd.	17,347,746	440,326
Transurban Group	40,901,130	387,311
Rio Tinto Ltd.	5,677,780	382,696
Woodside Petroleum Ltd.	14,318,526	356,957
Goodman Group	27,139,242	252,547
Scentre Group	78,001,027	210,408
Brambles Ltd.	24,450,824	207,776
Newcrest Mining Ltd.	11,732,980	207,266
Amcor Ltd.	17,891,058	202,238
Insurance Australia Group Ltd.	35,542,276	197,489
Suncorp Group Ltd.	19,990,608	187,077
QBE Insurance Group Ltd.	20,386,378	185,945
South32 Ltd.	77,298,576	182,565
Aristocrat Leisure Ltd.	9,782,703	180,086
AGL Energy Ltd.	10,067,236	157,938
ASX Ltd.	2,986,614	156,912
* Coles Group Ltd.	17,382,330	154,550
Telstra Corp. Ltd.	63,866,627	152,120
Origin Energy Ltd.	26,976,182	140,184
Santos Ltd.	27,173,754	137,516
Dexus	15,524,733	137,064
Treasury Wine Estates Ltd.	11,044,136	133,962
Sonic Healthcare Ltd.	7,021,214	126,971
Fortescue Metals Group Ltd.	24,338,839	122,989
APA Group	18,106,634	122,911
Cochlear Ltd.	860,953	113,805
GPT Group	27,602,759	111,655
Oil Search Ltd.	20,380,275	111,611
Mirvac Group	50,531,129	101,158
Aurizon Holdings Ltd.	29,627,203	99,414
Tabcorp Holdings Ltd.	29,087,163	98,218
Computershare Ltd.	7,439,231	93,587
James Hardie Industries plc	6,776,154	92,192
Ramsay Health Care Ltd.	1,980,437	91,203
Sydney Airport	16,903,132	90,857
Vicinity Centres	49,046,857	87,958
Stockland	32,308,838	86,010
Medibank Pvt Ltd.	42,511,008	85,675
Lendlease Group	8,728,711	81,852
BlueScope Steel Ltd.	8,210,367	78,021
Caltex Australia Ltd.	4,010,670	76,906
Orica Ltd.	5,837,312	76,535
AMP Ltd.	44,836,106	71,869
SEEK Ltd.	5,328,781	68,443
Magellan Financial Group Ltd.	2,029,395	63,880
Boral Ltd.	17,978,202	61,551
Alumina Ltd.	38,648,736	61,157
Incitec Pivot Ltd.	24,739,778	58,792
Northern Star Resources Ltd.	9,502,945	55,027
* Xero Ltd.	1,425,495	54,828
Bendigo & Adelaide Bank Ltd.	7,531,043	54,700

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	CIMIC Group Ltd.	1,514,352	54,023
	WorleyParsons Ltd.	5,253,967	52,943
	Atlas Arteria Ltd.	10,525,300	51,975
	Crown Resorts Ltd.	5,510,906	51,659
	Charter Hall Group	7,368,594	51,040
	Challenger Ltd.	8,734,521	50,564
	Downer EDI Ltd.	9,238,920	50,444
	Coca-Cola Amatil Ltd.	7,869,937	48,818
*,^	Afterpay Touch Group Ltd.	2,633,548	47,709
	Healthscope Ltd.	26,679,594	46,095
	DuluxGroup Ltd.	6,303,360	43,334
	REA Group Ltd.	764,426	43,079
	ALS Ltd.	7,598,310	42,594
	Link Administration Holdings Ltd.	7,851,303	42,114
	Reliance Worldwide Corp. Ltd.	12,122,965	41,715
	Star Entertainment Grp Ltd.	12,886,433	41,262
^	Bank of Queensland Ltd.	6,284,056	41,070
	Orora Ltd.	19,049,147	40,705
	Beach Energy Ltd.	26,956,683	40,423
	Ansell Ltd.	2,117,425	40,312
	Altium Ltd.	1,656,118	39,579
	Iluka Resources Ltd.	6,415,202	39,147
	Qantas Airways Ltd.	9,890,319	39,123
	Qube Holdings Ltd.	19,494,569	38,913
	Evolution Mining Ltd.	16,054,602	36,190
	AusNet Services	28,490,926	35,670
	OZ Minerals Ltd.	4,923,856	34,670
	Cleanaway Waste Management Ltd.	20,868,001	33,138
^	JB Hi-Fi Ltd.	1,786,629	32,473
	Whitehaven Coal Ltd.	10,458,141	31,017
	carsales.com Ltd.	3,261,145	30,981
	Seven Group Holdings Ltd.	2,065,262	28,558
	Steadfast Group Ltd.	11,861,714	28,517
	Metcash Ltd.	14,059,895	28,449
	Domino’s Pizza Enterprises Ltd.	933,172	28,288
	Appen Ltd.	1,563,149	28,001
	nib holdings Ltd.	6,856,258	27,795
	Pendal Group Ltd.	4,256,514	27,416
	Nine Entertainment Co. Holdings Ltd.	22,035,997	27,163
	Shopping Centres Australasia Property Group	14,828,437	26,791
	Breville Group Ltd.	1,966,452	26,652
	IRESS Ltd.	2,605,402	26,334
	TPG Telecom Ltd.	5,524,495	26,251
^	Harvey Norman Holdings Ltd.	8,885,401	26,124
*	Vocus Group Ltd.	9,261,420	25,513
2	Viva Energy Group Ltd.	16,302,932	25,400
	IOOF Holdings Ltd.	5,327,426	24,387
	Regis Resources Ltd.	7,183,610	24,304
*,^	NEXTDC Ltd.	5,294,792	23,862
	Webjet Ltd.	2,005,383	23,833
	Corporate Travel Management Ltd.	1,265,205	23,806
	Flight Centre Travel Group Ltd.	876,542	23,745
	Independence Group NL	7,485,917	23,600
	Mineral Resources Ltd.	2,134,113	23,476
	Washington H Soul Pattinson & Co. Ltd.	1,430,660	23,204
*	Saracen Mineral Holdings Ltd.	11,666,160	23,011
	GrainCorp Ltd. Class A	3,580,567	22,707
	Adelaide Brighton Ltd.	7,098,691	21,690
	IDP Education Ltd.	1,968,968	21,668
	Cromwell Property Group	26,485,309	21,010
	CSR Ltd.	8,006,602	20,113
	Perpetual Ltd.	666,806	19,251
	Healius Ltd.	8,753,730	19,244
	BWP Trust	7,372,931	19,241

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Navitas Ltd.	4,674,055	19,065
	Costa Group Holdings Ltd.	4,682,720	18,745
	Monadelphous Group Ltd.	1,388,239	18,539
	WiseTech Global Ltd.	1,170,493	18,534
	Sims Metal Management Ltd.	2,537,295	18,481
^	InvoCare Ltd.	1,699,238	18,335
	St. Barbara Ltd.	8,018,263	18,113
	Bapcor Ltd.	4,502,026	18,078
*	Nufarm Ltd.	4,662,492	16,659
	Charter Hall Retail REIT	5,060,435	16,600
	Premier Investments Ltd.	1,328,219	15,991
	G8 Education Ltd.	6,886,757	14,811
	Technology One Ltd.	2,300,212	14,266
*	Lynas Corp. Ltd.	10,120,368	14,132
*	nearmap Ltd.	5,543,002	13,606
	Abacus Property Group	5,111,715	13,601
^	ARB Corp. Ltd.	1,056,713	13,516
	Super Retail Group Ltd.	2,207,213	13,482
	Charter Hall Long Wale REIT	4,143,436	13,453
^	Blackmores Ltd.	201,450	13,134
	Platinum Asset Management Ltd.	3,575,788	12,567
*,^	Nanosonics Ltd.	3,574,101	12,466
	National Storage REIT	9,680,782	12,209
	Ausdrill Ltd.	10,100,665	11,698
	Viva Energy REIT	6,734,324	11,695
	NRW Holdings Ltd.	5,550,948	11,505
^	Bega Cheese Ltd.	3,206,851	11,463
	IPH Ltd.	2,266,877	11,404
*	Mayne Pharma Group Ltd.	22,990,682	11,363
	Sandfire Resources NL	2,243,432	11,159
	GUD Holdings Ltd.	1,312,249	10,935
	Growthpoint Properties Australia Ltd.	3,633,134	10,767
	Brickworks Ltd.	908,812	10,487
*,^	Pilbara Minerals Ltd.	24,310,735	10,468
	SpeedCast International Ltd.	3,506,598	9,591
^	Inghams Group Ltd.	3,012,909	9,454
	Aveo Group	6,287,232	9,452
^	Credit Corp. Group Ltd.	561,498	9,447
*,^	Clinuvel Pharmaceuticals Ltd.	556,181	9,390
	Tassal Group Ltd.	2,597,170	9,379
	Southern Cross Media Group Ltd.	10,203,821	9,064
	GWA Group Ltd.	3,800,791	9,027
	Aventus Group	5,536,215	8,903
	Pro Medicus Ltd.	609,501	8,799
*	Gold Road Resources Ltd.	13,290,778	8,777
	oOh!media Ltd.	3,278,757	8,726
	Mount Gibson Iron Ltd.	9,883,586	8,333
	Charter Hall Education Trust	3,146,887	8,272
	Service Stream Ltd.	4,847,305	8,067
^	Netwealth Group Ltd.	1,202,081	8,065
	McMillan Shakespeare Ltd.	859,388	8,037
*,^	Bellamy’s Australia Ltd.	1,048,286	7,972
	Collins Foods Ltd.	1,513,533	7,958
*,^	Orocobre Ltd.	3,379,088	7,955
	SmartGroup Corp. Ltd.	1,296,558	7,758
	Bingo Industries Ltd.	6,457,771	7,680
	Arena REIT	3,703,984	7,646
*	Cooper Energy Ltd.	19,584,832	7,451
	Elders Ltd.	1,730,322	7,375
*,^	Mesoblast Ltd.	6,184,835	7,164
	Rural Funds Group	4,429,437	7,092
*	Emeco Holdings Ltd.	4,774,270	7,011
	Estia Health Ltd.	3,367,790	6,864
^	Domain Holdings Australia Ltd.	3,557,023	6,780

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Resolute Mining Ltd.	8,384,551	6,706
^	HUB24 Ltd.	629,890	6,666
	New Hope Corp. Ltd.	3,407,866	6,473
	Ingenia Communities Group	2,959,147	6,421
	Ardent Leisure Group Ltd.	7,045,680	6,354
^	Automotive Holdings Group Ltd.	3,649,837	6,183
	Centuria Industrial REIT	2,900,057	6,172
	Select Harvests Ltd.	1,350,267	6,098
*,^	Galaxy Resources Ltd.	5,896,201	6,085
	GDI Property Group	6,183,960	6,065
	Western Areas Ltd.	3,750,097	5,992
	Pact Group Holdings Ltd.	3,220,075	5,972
	Australian Pharmaceutical Industries Ltd.	5,866,220	5,959
*	Aurelia Metals Ltd.	11,321,268	5,957
*	Myer Holdings Ltd.	11,835,902	5,937
	Genworth Mortgage Insurance Australia Ltd.	3,419,549	5,767
	Sigma Healthcare Ltd.	15,428,089	5,706
	Accent Group Ltd.	4,844,095	5,517
	Lovisa Holdings Ltd.	761,809	5,419
	Hotel Property Investments	2,227,210	5,337
*	Seven West Media Ltd.	13,149,534	5,248
	Freedom Foods Group Ltd.	1,427,895	5,227
*	Australian Agricultural Co. Ltd.	6,269,464	5,219
*,^	Kidman Resources Ltd.	5,622,259	5,145
*	IMF Bentham Ltd.	2,597,273	5,062
*	Westgold Resources Ltd.	4,571,807	4,790
*	Senex Energy Ltd.	19,018,705	4,756
*	Perseus Mining Ltd.	14,914,650	4,746
	Regis Healthcare Ltd.	1,951,458	4,655
*	Starpharma Holdings Ltd.	5,177,929	4,594
	Navigator Global Investments Ltd.	1,600,877	4,528
	HT&E Ltd.	3,652,601	4,456
*	Dacian Gold Ltd.	3,064,686	4,259
*,^	Syrah Resources Ltd.	5,264,560	4,129
*	Village Roadshow Ltd.	1,600,934	4,058
	FlexiGroup Ltd.	4,091,219	4,029
^	Japara Healthcare Ltd.	3,536,578	3,841
*	Asaleo Care Ltd.	5,710,205	3,704
	Cedar Woods Properties Ltd.	911,508	3,661
*,^	New Century Resources Ltd.	6,758,904	3,561
	OFX Group Ltd.	3,287,084	3,548
	SeaLink Travel Group Ltd.	1,228,402	3,473
	Eclipx Group Ltd.	4,674,665	3,347
*	Infigen Energy	8,684,993	2,820
*,^	Superloop Ltd.	2,297,943	2,742
	MACA Ltd.	3,708,870	2,695
	Virtus Health Ltd.	956,617	2,679
	SG Fleet Group Ltd.	1,523,846	2,633
*	Cardno Ltd.	3,576,613	2,511
^	BWX Ltd.	1,592,656	2,430
*,^	Liquefied Natural Gas Ltd.	7,868,590	2,419
	A2B Australia Ltd.	1,638,424	2,312
	ERM Power Ltd.	1,768,426	2,174
	Vita Group Ltd.	1,653,420	2,008
*,^	Karoon Energy Ltd.	2,950,714	1,988
	Decmil Group Ltd.	2,736,186	1,824
	WPP AUNZ Ltd.	4,272,962	1,670
*,^	Clean TeQ Holdings Ltd.	6,980,344	1,529
	Ainsworth Game Technology Ltd.	1,837,964	1,069
*,§	Quintis Ltd.	4,010,408	834
^	Fletcher Building Ltd. (XASX)	215,884	747
^	Newcrest Mining Ltd. ADR	32,424	574
	Sims Metal Management Ltd. ADR	66,577	488
*	Cash Converters International Ltd.	4,113,701	449

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Reject Shop Ltd.	95,928	159
*,§	SGH Energy Pty Ltd.	5,925,255	—
*,§	DSHE Holdings Ltd.	1,313,373	—
			17,475,101
Austria (0.2%)
	Erste Group Bank AG	4,399,338	176,045
	OMV AG	2,175,612	116,698
	voestalpine AG	1,765,794	56,813
	Raiffeisen Bank International AG	1,994,396	53,195
	ANDRITZ AG	1,099,199	52,494
*	Verbund AG	1,016,851	50,494
	Wienerberger AG	1,790,333	41,144
	IMMOFINANZ AG	1,477,130	37,884
	CA Immobilien Anlagen AG	1,034,576	36,291
*,2	BAWAG Group AG	533,045	25,927
	Lenzing AG	203,847	22,916
	Oesterreichische Post AG	500,477	19,490
	UNIQA Insurance Group AG	1,763,012	18,789
	Schoeller-Bleckmann Oilfield Equipment AG	174,183	16,272
	Vienna Insurance Group AG Wiener Versicherung Gruppe	581,943	16,204
	S IMMO AG	737,381	16,143
	Telekom Austria AG Class A	2,042,497	15,311
	DO & CO AG	96,733	8,176
	Strabag SE	236,629	7,950
	Flughafen Wien AG	143,948	6,326
	EVN AG	414,215	6,197
	Palfinger AG	153,240	5,001
^	Porr AG	134,368	3,580
	Agrana Beteiligungs AG	145,434	3,266
*	Zumtobel Group AG	388,718	2,801
	Kapsch TrafficCom AG	69,000	2,554
*,^	Semperit AG Holding	46,265	717
*,§	Strabag SE Rights Expire 6/28/2021	214,802	313
			818,991
Belgium (0.8%)
	Anheuser-Busch InBev SA/NV	11,816,339	1,050,561
	KBC Group NV	4,175,601	309,981
	Ageas	2,878,306	152,106
	UCB SA	1,842,433	146,435
	Solvay SA Class A	1,064,377	128,339
^	Umicore SA	3,146,058	122,092
	Groupe Bruxelles Lambert SA	1,136,310	108,814
*	Argenx SE	576,552	73,890
	Proximus SADP	2,156,132	60,387
	Colruyt SA	788,341	56,910
	Ackermans & van Haaren NV	336,960	54,292
	Sofina SA	230,392	47,459
	Cofinimmo SA	365,440	46,737
	Warehouses De Pauw CVA	274,853	41,247
	Telenet Group Holding NV	737,364	39,164
	Aedifica SA	358,374	32,190
^	Elia System Operator SA/NV	471,804	31,844
	Ontex Group NV	1,225,163	30,843
	KBC Ancora	539,215	27,528
	Barco NV	144,703	25,736
	Euronav NV	2,513,851	23,814
^	Melexis NV	287,003	23,065
^	bpost SA	1,565,558	18,848
	Gimv NV	269,811	16,225
	Befimmo SA	275,448	15,787
	Montea C.V.A	182,172	15,326
	Bekaert SA	555,618	15,207
	D’ieteren SA/NV	329,743	13,658
*	Tessenderlo Chemie NV (Voting Shares)	369,872	13,375

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Kinepolis Group NV	192,083	11,438
	Fagron	549,392	10,912
*	AGFA-Gevaert NV	2,405,065	10,405
	Cie d’Entreprises CFE	100,814	10,044
	Retail Estates NV	99,004	9,242
	Orange Belgium SA	399,801	8,388
	Econocom Group SA/NV	1,853,789	7,734
*,^	Mithra Pharmaceuticals SA	200,663	5,760
	EVS Broadcast Equipment SA	218,164	5,578
*,^	Ion Beam Applications	285,522	5,145
	Van de Velde NV	82,037	2,772
	Wereldhave Belgium Comm VA	24,590	2,360
^	Greenyard NV	177,503	767
			2,832,405
Brazil (1.8%)
	Vale SA	48,282,399	616,905
	Itau Unibanco Holding SA Preference Shares	59,996,289	517,629
	Banco Bradesco SA Preference Shares	55,984,790	508,005
	Petroleo Brasileiro SA	46,301,121	353,774
	Petroleo Brasileiro SA Preference Shares	50,971,660	352,412
	Ambev SA	61,047,826	287,560
	B3 SA - Brasil Bolsa Balcao	30,087,216	264,340
	Itausa - Investimentos Itau SA Preference Shares	66,554,906	202,155
	Banco do Brasil SA	15,824,398	200,494
	Lojas Renner SA	10,850,582	129,728
	Banco Bradesco SA	13,890,293	109,816
	Itau Unibanco Holding SA ADR	10,322,150	89,287
	Suzano SA	8,485,128	88,138
*	Rumo SA	16,996,174	78,455
	Localiza Rent a Car SA	8,300,931	76,635
	JBS SA	15,140,253	76,336
	BB Seguridade Participacoes SA	10,346,160	74,566
	IRB Brasil Resseguros S/A	2,944,976	70,524
	Ultrapar Participacoes SA	13,144,206	70,396
	Banco Santander Brasil SA	6,007,178	68,956
	Vale SA Class B ADR	5,338,663	68,228
	Telefonica Brasil SA Preference Shares	5,595,626	66,458
	Banco Bradesco SA ADR	7,233,772	65,538
	Raia Drogasil SA	3,473,658	61,250
*	BRF SA	7,560,970	59,873
	Petroleo Brasileiro SA Preference Shares	4,112,372	56,751
	Kroton Educacional SA	22,649,478	56,319
	Magazine Luiza SA	1,117,243	54,496
*	Equatorial Energia SA	2,584,967	54,124
	WEG SA	11,268,517	53,395
	CCR SA	17,022,252	50,749
	Gerdau SA Preference Shares	13,607,414	49,105
	Cia de Saneamento Basico do Estado de Sao Paulo	3,975,361	47,650
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,910,785	47,025
	Embraer SA	9,193,844	46,050
	Lojas Americanas SA Preference Shares	11,369,365	45,581
	Cia Energetica de Minas Gerais Preference Shares	11,845,024	44,527
	Notre Dame Intermedica Participacoes SA	4,859,982	43,529
	Hypera SA	6,053,028	43,347
	Klabin SA	9,867,175	41,773
	Natura Cosmeticos SA	2,812,258	37,467
	BR Malls Participacoes SA	11,738,192	36,821
	TIM Participacoes SA	11,383,312	33,937
	Cielo SA	16,896,957	33,095
	Banco BTG Pactual SA	3,043,664	32,120
	Energisa SA	2,891,198	30,821
	Cia de Saneamento do Parana	1,539,113	30,774
	Petrobras Distribuidora SA	5,074,647	30,672
	Engie Brasil Energia SA	2,665,333	30,242

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Braskem SA Preference Shares	2,434,683	29,667
	Cosan SA	2,468,990	29,513
	Centrais Eletricas Brasileiras SA Preference Shares	3,312,428	29,271
	Centrais Eletricas Brasileiras SA	3,479,753	29,019
	Cia Siderurgica Nacional SA	7,614,633	28,236
	Bradespar SA Preference Shares	3,438,484	27,974
	Sul America SA	3,433,390	27,319
	Atacadao SA	5,036,705	27,232
	Ambev SA ADR	5,663,230	26,674
	CVC Brasil Operadora e Agencia de Viagens SA	1,803,451	26,120
	Estacio Participacoes SA	3,763,320	26,086
*	Azul SA Prior Preference Shares.	2,934,055	25,441
	Multiplan Empreendimentos Imobiliarios SA	4,149,838	25,358
*	B2W Cia Digital	2,487,144	24,262
	TOTVS SA	2,031,285	23,079
	Transmissora Alianca de Energia Eletrica SA	3,395,875	22,734
	Porto Seguro SA	1,462,679	20,188
	EDP - Energias do Brasil SA	4,481,529	20,013
	Banco do Estado do Rio Grande do Sul SA Preference Shares	3,084,074	19,207
	Cia Energetica de Sao Paulo Preference Shares	2,808,460	18,493
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,878,454	17,587
	Odontoprev SA	4,105,171	17,484
	Fleury SA	3,291,176	17,416
	Cia de Saneamento de Minas Gerais-COPASA	974,501	17,148
	Linx SA	2,012,097	16,508
	MRV Engenharia e Participacoes SA	4,396,640	16,270
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,981,016	15,965
	Metalurgica Gerdau SA Preference Shares Class A	9,202,618	15,959
	Itau Unibanco Holding SA	2,129,895	15,943
	Qualicorp Consultoria e Corretora de Seguros SA	3,629,325	15,920
2	Hapvida Participacoes e Investimentos SA	2,036,366	15,715
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,304,847	15,606
	Cia Hering	1,888,595	15,379
	M Dias Branco SA	1,315,147	13,949
	BK Brasil Operacao e Assessoria a Restaurantes SA	2,284,472	13,219
	Iguatemi Empresa de Shopping Centers SA	1,318,421	12,838
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,608,555	12,344
	Cia Paranaense de Energia Preference Shares	1,173,041	12,325
	Cia Brasileira de Distribuicao ADR	487,424	11,971
	Sao Martinho SA	2,446,617	11,911
	Alpargatas SA Preference Shares	2,771,800	11,063
	Smiles Fidelidade SA	864,544	10,804
	Duratex SA	4,101,533	10,397
	Iochpe Maxion SA	2,026,630	10,275
	Lojas Americanas SA	3,143,134	10,260
	Telefonica Brasil SA ADR	833,235	9,915
	Embraer SA ADR	488,412	9,773
	Alupar Investimento SA	1,566,851	9,335
	Arezzo Industria e Comercio SA	681,927	8,870
	Cia de Locacao das Americas	833,533	8,716
	Light SA	1,519,823	8,213
	Marcopolo SA Preference Shares	8,283,218	7,436
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,271,518	7,387
	Cia Energetica de Minas Gerais	1,631,657	7,353
2	Banco Inter SA Preference Shares	442,492	7,319
	SLC Agricola SA	693,275	7,267
^	Gerdau SA ADR	2,016,947	7,221
*	BRF SA ADR	920,349	7,206
*	Centrais Eletricas Brasileiras SA ADR Preferred Shares	812,809	7,193
	Grendene SA	3,750,301	7,020
*	Centrais Eletricas Brasileiras SA ADR	783,809	6,647
^	Cia Energetica de Minas Gerais ADR	1,790,094	6,623
	EcoRodovias Infraestrutura e Logistica SA	3,199,171	6,617
	AES Tiete Energia SA	2,401,266	6,614

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*	Cosan Logistica SA	1,746,429	6,485
	Unipar Carbocloro SA Preference Shares	645,907	6,390
*	Marfrig Global Foods SA	3,310,179	6,179
	Cia Siderurgica Nacional SA ADR	1,658,517	6,054
	Randon Participacoes SA Preference Shares	2,790,611	6,049
	Construtora Tenda SA	1,318,583	6,043
	Via Varejo SA	5,533,313	5,786
	Ez Tec Empreendimentos e Participacoes SA	1,046,702	5,769
	Aliansce Shopping Centers SA	1,170,099	5,670
2	Ser Educacional SA	896,662	5,276
^	Braskem SA ADR	211,801	5,179
	Cia Paranaense de Energia ADR	458,613	4,779
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,010,559	4,575
	Guararapes Confeccoes SA	118,813	4,366
	Tupy SA	919,360	4,103
*	Enauta Participacoes SA	1,172,869	4,008
*	Minerva SA	1,826,364	3,913
	BR Properties SA	1,735,595	3,873
	Suzano SA ADR	172,127	3,553
	Instituto Hermes Pardini SA	672,742	3,500
	Santos Brasil Participacoes SA	3,590,407	3,489
*	Even Construtora e Incorporadora SA	2,090,458	3,471
	Mahle-Metal Leve SA	555,664	3,411
	Camil Alimentos SA	1,902,726	3,348
	TIM Participacoes SA ADR	221,560	3,281
	Movida Participacoes SA	1,039,992	3,180
	Cia Paranaense de Energia	308,564	2,997
	Anima Holding SA	538,490	2,740
	Alliar Medicos A Frente SA	707,639	2,705
	Direcional Engenharia SA	1,242,436	2,611
	Sonae Sierra Brasil SA	308,297	2,304
	Wiz Solucoes e Corretagem de Seguros SA	937,916	1,959
*	Dommo Energia SA	15,615,247	1,912
	LOG Commercial Properties e Participacoes SA	317,284	1,419
	Dimed SA Distribuidora da Medicamentos	11,890	1,098
*	Eneva SA	209,372	1,061
*,^	Gol Linhas Aereas Inteligentes SA ADR	91,080	1,030
	Petroleo Brasileiro SA	41,600	634
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	20,343	429
	Cia de Saneamento do Parana Preference Shares	36,801	134
	Klabin SA Preference Shares	35,100	27
			6,739,485
Canada (6.7%)
	Royal Bank of Canada	22,076,624	1,759,440
	Toronto-Dominion Bank	28,233,773	1,610,528
	Enbridge Inc. (XTSE)	30,190,724	1,115,279
	Bank of Nova Scotia	18,888,872	1,040,249
	Canadian National Railway Co. (Toronto Shares)	11,121,183	1,033,007
	Suncor Energy Inc.	24,634,677	812,391
^	Bank of Montreal	9,781,646	772,631
	TransCanada Corp.	14,039,398	670,060
	Brookfield Asset Management Inc. Class A	12,982,701	625,926
^	Canadian Imperial Bank of Commerce	6,813,647	573,746
	Manulife Financial Corp.	30,373,873	559,322
	Canadian Natural Resources Ltd.	18,250,165	547,900
	Nutrien Ltd.	9,360,809	507,693
	Canadian Pacific Railway Ltd.	2,151,678	482,100
	Sun Life Financial Inc.	9,374,698	389,487
	Alimentation Couche-Tard Inc. Class B	6,515,111	384,137
*	Shopify Inc. Class A	1,492,974	363,019
	Rogers Communications Inc. Class B	5,474,349	275,618
	Pembina Pipeline Corp.	7,665,727	274,082
*	CGI Inc.	3,753,343	270,161

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Constellation Software Inc.	304,444	268,623
	Magna International Inc.	4,717,021	262,557
	National Bank of Canada	5,194,118	247,435
	Fortis Inc. (XTSE)	6,327,135	233,873
	Restaurant Brands International Inc. (XTSE)	3,548,442	231,601
	Barrick Gold Corp. (XTSE)	17,020,838	216,365
	Waste Connections Inc. (XTSE)	2,280,722	211,678
	BCE Inc.	4,560,339	204,036
	Franco-Nevada Corp.	2,822,599	202,240
	Fairfax Financial Holdings Ltd.	412,466	196,698
	Thomson Reuters Corp.	3,042,005	187,988
	Teck Resources Ltd. Class B	7,706,379	182,233
	Intact Financial Corp.	2,121,538	173,577
	Waste Connections Inc. (XNYS)	1,784,614	165,559
	Encana Corp.	22,657,639	156,948
	Cenovus Energy Inc.	15,569,659	154,337
	Open Text Corp.	3,938,342	151,396
	Agnico Eagle Mines Ltd.	3,553,512	147,159
	Dollarama Inc.	4,865,066	146,130
^	Wheaton Precious Metals Corp.	6,748,404	145,979
	Loblaw Cos. Ltd.	2,863,895	140,298
	Shaw Communications Inc. Class B	6,822,034	138,152
*,^	Canopy Growth Corp.	2,717,902	137,285
	Power Corp. of Canada	5,906,606	135,530
	Metro Inc.	3,683,858	133,364
*	Bausch Health Cos. Inc.	5,227,688	120,732
	Gildan Activewear Inc.	3,142,262	115,868
	Saputo Inc.	3,350,553	114,570
	TELUS Corp.	3,058,183	112,607
^	First Quantum Minerals Ltd.	10,426,866	110,129
*,^	Aurora Cannabis Inc.	12,099,421	109,913
	Great-West Lifeco Inc.	4,235,963	106,460
	Imperial Oil Ltd.	3,658,931	106,297
^	Inter Pipeline Ltd.	6,166,788	100,440
^	Canadian Tire Corp. Ltd. Class A	910,694	100,240
	CAE Inc.	4,138,693	96,262
*	Barrick Gold Corp. (XLON)	8,663,441	96,184
	CCL Industries Inc. Class B	2,245,645	95,797
	RioCan REIT	4,826,896	92,812
	Kirkland Lake Gold Ltd.	2,834,839	91,645
	Power Financial Corp.	3,773,533	89,937
	WSP Global Inc.	1,594,695	86,109
	Algonquin Power & Utilities Corp.	7,417,453	84,655
	George Weston Ltd.	1,108,901	82,797
	Canadian Apartment Properties REIT	2,213,765	79,201
2	Hydro One Ltd.	4,864,597	78,722
	H&R REIT	4,510,764	77,071
	Onex Corp.	1,287,974	74,710
^	Keyera Corp.	3,149,473	72,783
*	BlackBerry Ltd.	7,492,809	68,737
	Parkland Fuel Corp.	2,199,038	67,775
	SNC-Lavalin Group Inc.	2,690,137	67,068
	iA Financial Corp. Inc.	1,672,543	66,592
	Cameco Corp.	5,976,523	65,935
	Methanex Corp.	1,169,533	64,112
	Toromont Industries Ltd.	1,210,980	62,976
*	Kinross Gold Corp.	18,811,080	59,816
	Allied Properties REIT	1,669,219	59,096
	Empire Co. Ltd.	2,614,683	58,160
	Tourmaline Oil Corp.	3,831,700	57,288
	Ritchie Bros Auctioneers Inc.	1,635,441	56,911
^	AltaGas Ltd.	4,145,633	55,112
*	Bombardier Inc. Class B	32,151,470	54,958
	TMX Group Ltd.	844,080	53,844

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
^	Vermilion Energy Inc.	2,103,231	53,707
^	SmartCentres REIT	2,052,786	51,913
^	PrairieSky Royalty Ltd.	3,593,463	51,795
	Lundin Mining Corp.	9,632,344	51,696
	Canadian Utilities Ltd. Class A	1,860,500	51,286
*,^	Cronos Group Inc.	2,981,126	51,069
	Husky Energy Inc.	4,661,764	50,595
	CI Financial Corp.	3,508,696	50,468
*	Air Canada Class B	2,040,804	48,990
	West Fraser Timber Co. Ltd.	926,937	47,720
*	Descartes Systems Group Inc.	1,184,365	47,297
*,^	Canada Goose Holdings Inc.	863,653	46,119
	Finning International Inc.	2,563,028	46,011
	Quebecor Inc. Class B	1,782,388	44,450
*	Stars Group Inc.	2,270,472	42,844
	Stantec Inc.	1,705,996	42,723
	TFI International Inc.	1,280,983	42,072
	Element Fleet Management Corp.	6,577,928	40,802
	Atco Ltd.	1,172,803	40,226
	FirstService Corp.	461,397	40,151
*	B2Gold Corp.	14,657,965	39,826
*	Parex Resources Inc.	2,297,336	39,132
	Pan American Silver Corp.	3,072,243	39,123
	First Capital Realty Inc.	2,453,146	39,094
	Choice Properties REIT	3,780,828	38,494
	Gibson Energy Inc.	2,212,615	36,483
	IGM Financial Inc.	1,309,827	36,175
	Capital Power Corp.	1,581,203	35,644
	Chartwell Retirement Residences	3,180,967	34,880
^	Enerplus Corp.	3,758,885	34,399
	Northland Power Inc.	1,931,906	34,349
^	ARC Resources Ltd.	5,399,371	34,298
	Granite REIT	749,791	34,134
^	Emera Inc.	901,230	33,844
	Boyd Group Income Fund	303,864	33,385
	Colliers International Group Inc.	516,763	33,204
*	Great Canadian Gaming Corp.	863,406	33,184
*	Seven Generations Energy Ltd. Class A	4,128,435	32,357
	Crescent Point Energy Corp.	8,380,721	32,279
	Stella-Jones Inc.	918,947	31,382
^	Canadian Western Bank	1,397,840	31,344
	Yamana Gold Inc.	14,256,558	31,286
	Cott Corp.	2,018,947	31,286
	TransAlta Corp.	4,424,126	29,853
	Dream Global REIT	2,873,759	29,581
	Maple Leaf Foods Inc.	1,203,421	28,080
	Alamos Gold Inc. Class A	5,892,611	27,358
	Premium Brands Holdings Corp.	451,867	27,162
	Linamar Corp.	704,898	26,739
	Osisko Gold Royalties Ltd.	2,325,755	26,283
	OceanaGold Corp.	9,326,473	26,176
^	Whitecap Resources Inc.	6,318,885	25,423
	Hudbay Minerals Inc.	3,617,257	24,084
*	Detour Gold Corp.	2,646,791	23,510
^	Cominar REIT	2,802,153	23,510
*,^	Aphria Inc.	3,042,689	23,211
*	Ivanhoe Mines Ltd.	9,240,264	22,485
*	Turquoise Hill Resources Ltd.	15,032,310	22,441
*	Kinaxis Inc.	391,383	21,388
*	IAMGOLD Corp.	7,033,913	21,159
	NFI Group Inc.	834,990	21,116
^	Laurentian Bank of Canada	655,278	20,758
*	SSR Mining Inc.	1,789,674	20,599
	BRP Inc.	641,807	19,948

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Norbord Inc.	766,310	19,517
*	Pretium Resources Inc.	2,544,130	19,313
	Innergex Renewable Energy Inc.	1,825,035	19,290
^	Genworth MI Canada Inc.	614,238	19,087
^	Superior Plus Corp.	2,161,668	18,846
	Enerflex Ltd.	1,330,170	18,398
*	ATS Automation Tooling Systems Inc.	1,124,427	18,003
	Cineplex Inc.	936,528	17,910
^	Boardwalk REIT	588,437	17,082
	Russel Metals Inc.	955,968	16,840
	Artis REIT	2,125,985	16,551
	Pason Systems Inc.	1,104,895	16,453
*	Centerra Gold Inc.	3,229,184	16,439
*	MEG Energy Corp.	3,668,758	16,321
*	Baytex Energy Corp.	8,019,093	16,281
*	Endeavour Mining Corp.	1,106,510	15,709
	ShawCor Ltd.	1,054,294	15,645
	Winpak Ltd.	472,265	15,560
	North West Co. Inc.	731,780	15,458
^	Northview Apartment REIT	713,632	15,011
^	TransAlta Renewables Inc.	1,438,335	14,891
	Dream Office REIT	854,682	14,865
*,^	First Majestic Silver Corp.	2,402,933	14,762
	Enghouse Systems Ltd.	582,839	14,248
^	Secure Energy Services Inc.	2,314,732	13,857
*,^	NovaGold Resources Inc.	3,456,492	13,777
*,^	Home Capital Group Inc. Class B	968,497	13,692
	Martinrea International Inc.	1,332,785	13,560
	Transcontinental Inc. Class A	1,116,880	13,422
*	Canadian Solar Inc.	669,146	13,370
	Enbridge Inc. (XNYS)	358,628	13,248
*	Celestica Inc.	1,823,722	13,000
*	SEMAFO Inc.	4,855,567	12,903
	Barrick Gold Corp. (XNYS)	998,659	12,703
	Aecon Group Inc.	871,380	12,456
*	Torex Gold Resources Inc.	1,276,157	12,202
	ECN Capital Corp.	3,801,532	12,173
	WestJet Airlines Ltd.	859,705	12,135
*	Alacer Gold Corp.	4,369,984	11,580
	Cogeco Communications Inc.	173,242	11,505
^	Westshore Terminals Investment Corp.	722,671	11,339
	Mullen Group Ltd.	1,514,064	11,324
*	Precision Drilling Corp.	4,387,015	10,773
^	Peyto Exploration & Development Corp.	2,383,705	10,765
^	Birchcliff Energy Ltd.	3,967,488	10,365
*	Canfor Corp.	983,123	10,281
	Fortis Inc. (XNYS)	272,003	10,064
	Eldorado Gold Corp.	2,373,690	9,887
^	Corus Entertainment Inc. Class B	1,703,510	9,689
*	Kelt Exploration Ltd.	2,335,418	9,658
*	NuVista Energy Ltd.	2,840,111	9,243
*	Gran Tierra Energy Inc. (XTSE)	3,582,199	8,610
	Hudson’s Bay Co.	1,468,079	8,164
	Ensign Energy Services Inc.	1,893,994	7,959
^	TORC Oil & Gas Ltd.	2,146,829	7,692
*,^	Paramount Resources Ltd. Class A	1,083,354	7,213
^	CES Energy Solutions Corp.	3,581,911	6,978
*,^	Sierra Wireless Inc.	485,898	6,507
*	Gran Tierra Energy Inc. (XASE)	2,523,229	6,030
	Cascades Inc.	975,532	5,847
^	Just Energy Group Inc.	1,391,404	5,079
^	First National Financial Corp.	207,579	4,983
	Restaurant Brands International Inc. (XNYS)	70,000	4,567
*	China Gold International Resources Corp. Ltd.	3,246,303	4,241

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Morguard REIT	369,109	3,375
	Dorel Industries Inc. Class B	246,825	2,172
*,§	Tahoe Resources Inc. CVR Expire 02/26/2028	4,572,450	1,739
	Maxar Technologies Inc. (XNYS)	157,531	777
	Maxar Technologies Inc. (XTSE)	618	3
*	Poseidon Concepts Corp.	320,721	—
*,^,§	Great Basin Gold Ltd.	2,279,068	—
			24,917,905
Chile (0.3%)
	Empresas COPEC SA	7,475,235	93,813
	SACI Falabella	11,254,911	83,085
	Enel Americas SA	387,743,738	68,040
	Banco de Chile	440,491,376	64,627
	Empresas CMPC SA	17,075,643	57,477
	Banco Santander Chile	810,776,027	56,981
	Latam Airlines Group SA	4,549,462	45,119
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,225,870	43,708
	Banco de Credito e Inversiones SA	650,490	43,311
	Cencosud SA	20,535,834	38,961
	Enel Chile SA	386,238,381	38,920
	Cia Cervecerias Unidas SA	2,290,499	31,654
*	Parque Arauco SA	8,757,752	24,180
	Aguas Andinas SA Class A	41,438,552	23,860
	Colbun SA	100,902,923	22,555
	Itau CorpBanca	2,477,457,793	22,130
	Empresa Nacional de Telecomunicaciones SA	2,027,604	21,233
	CAP SA	1,153,049	13,173
	Engie Energia Chile SA	6,739,033	12,925
	Embotelladora Andina SA Preference Shares	3,393,219	12,114
	Vina Concha y Toro SA	5,714,453	12,031
	Banco Santander Chile ADR	423,772	11,866
	SONDA SA	7,357,296	11,478
	AES Gener SA	40,011,259	10,869
	Inversiones Aguas Metropolitanas SA	6,961,146	10,739
	Plaza SA	3,825,115	9,149
^	Sociedad Quimica y Minera de Chile SA ADR	235,474	8,392
	Ripley Corp. SA	9,105,203	7,842
	Inversiones La Construccion SA	436,770	7,635
*	SMU SA	26,857,403	7,086
*	Cia Sud Americana de Vapores SA	201,060,993	6,418
	Enel Americas SA ADR	725,401	6,340
*	Salfacorp SA	4,527,781	5,912
	Enel Chile SA ADR	926,695	4,661
	Besalco SA	3,154,215	2,900
	Forus SA	1,101,258	2,862
	Sociedad de Inversiones Oro Blanco SA	467,365,310	2,553
^	Latam Airlines Group SA ADR	197,778	1,942
	Empresas Tricot SA	1,402,362	1,782
			950,323
China (7.2%)
	Tencent Holdings Ltd.	87,296,740	4,302,652
*	Alibaba Group Holding Ltd. ADR	18,453,269	3,424,373
	China Construction Bank Corp.	1,370,105,194	1,207,838
	Ping An Insurance Group Co. of China Ltd.	76,297,190	923,552
	Industrial & Commercial Bank of China Ltd.	1,195,441,403	899,163
	China Mobile Ltd.	80,942,730	772,307
*	Baidu Inc. ADR	4,247,704	706,096
	Bank of China Ltd.	1,167,747,047	557,605
	CNOOC Ltd.	243,069,540	441,496
*	JD.com Inc. ADR	12,224,362	370,031
	China Life Insurance Co. Ltd.	113,788,695	323,343
	NetEase Inc. ADR	1,092,958	310,979
	China Petroleum & Chemical Corp.	389,694,773	299,562

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	China Merchants Bank Co. Ltd.	57,813,834	286,121
*	Ctrip.com International Ltd. ADR	5,832,652	256,928
	China Overseas Land & Investment Ltd.	58,692,317	219,900
	Agricultural Bank of China Ltd.	467,827,875	216,223
*,^,2	Xiaomi Corp. Class B	139,215,503	213,965
	PetroChina Co. Ltd.	317,224,414	201,087
*	New Oriental Education & Technology Group Inc. ADR	2,094,259	199,918
*	TAL Education Group ADR	4,868,428	187,288
	Country Garden Holdings Co. Ltd.	112,941,464	182,000
	China Resources Land Ltd.	40,912,858	178,182
	Sunac China Holdings Ltd.	33,651,459	173,426
	China Pacific Insurance Group Co. Ltd.	39,371,993	161,578
	Geely Automobile Holdings Ltd.	74,050,659	149,166
	Shenzhou International Group Holdings Ltd.	10,960,146	147,313
2	China Tower Corp. Ltd.	535,960,374	145,104
	CSPC Pharmaceutical Group Ltd.	67,009,084	129,343
	ANTA Sports Products Ltd.	18,264,942	128,460
	Sunny Optical Technology Group Co. Ltd.	9,974,185	122,015
	PICC Property & Casualty Co. Ltd.	102,600,341	115,275
	China Shenhua Energy Co. Ltd.	51,713,365	114,466
	Anhui Conch Cement Co. Ltd.	18,456,653	112,656
	China Resources Beer Holdings Co. Ltd.	24,133,257	110,420
	China Telecom Corp. Ltd.	211,343,275	109,535
	CITIC Ltd.	74,947,856	109,143
	ENN Energy Holdings Ltd.	11,546,476	109,126
	China Unicom Hong Kong Ltd.	90,226,502	107,133
*	58.com Inc. ADR	1,477,907	106,099
^	China Evergrande Group	32,907,465	105,533
*,^	Autohome Inc. ADR	869,588	100,429
	ZTO Express Cayman Inc. ADR	5,007,566	99,801
	Bank of Communications Co. Ltd.	117,792,962	99,350
	Hengan International Group Co. Ltd.	10,877,905	95,639
	Sino Biopharmaceutical Ltd.	97,995,835	94,349
	China Vanke Co. Ltd.	24,041,318	93,021
	Longfor Group Holdings Ltd.	24,651,303	91,149
2	Postal Savings Bank of China Co. Ltd.	142,613,425	86,785
	China Conch Venture Holdings Ltd.	24,882,025	84,107
*,2	Wuxi Biologics Cayman Inc.	8,321,952	83,844
	Guangdong Investment Ltd.	44,673,067	83,569
	China CITIC Bank Corp. Ltd.	126,626,112	81,251
	China Gas Holdings Ltd.	24,551,463	79,196
	CITIC Securities Co. Ltd.	34,168,330	74,061
	New China Life Insurance Co. Ltd.	13,246,633	73,466
	China Minsheng Banking Corp. Ltd.	97,665,147	73,400
^	BYD Co. Ltd.	10,399,649	70,964
*	Alibaba Health Information Technology Ltd.	57,717,093	69,131
	China Taiping Insurance Holdings Co. Ltd.	22,146,165	67,349
	Huazhu Group Ltd. ADR	1,571,751	66,642
	Sinopharm Group Co. Ltd.	16,897,437	66,412
	Haitong Securities Co. Ltd.	51,303,936	66,166
	China Communications Construction Co. Ltd.	67,233,058	64,758
*	BeiGene Ltd. ADR	514,484	63,914
*	SINA Corp.	967,102	60,869
	Momo Inc. ADR	1,633,884	57,300
	China Jinmao Holdings Group Ltd.	87,901,883	56,993
	China Resources Gas Group Ltd.	12,221,896	56,730
*	Vipshop Holdings Ltd. ADR	6,478,241	55,778
	China National Building Material Co. Ltd.	58,829,625	54,754
	China Everbright International Ltd.	55,473,042	54,394
	Shimao Property Holdings Ltd.	17,837,291	54,368
*,^	Meituan Dianping Class B	7,459,876	54,331
*,^	Weibo Corp. ADR	787,159	53,920
	Haier Electronics Group Co. Ltd.	18,727,595	53,541

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*	YY Inc. ADR	631,720	53,450
	Fosun International Ltd.	34,273,509	53,241
	CRRC Corp. Ltd.	60,722,623	53,045
*,2	People’s Insurance Co. Group of China Ltd.	124,986,770	51,181
	Guangzhou Automobile Group Co. Ltd.	47,388,830	51,039
	Beijing Enterprises Water Group Ltd.	78,594,420	48,767
2	Huatai Securities Co. Ltd.	25,780,660	48,587
	Weichai Power Co. Ltd.	29,317,155	48,002
*,^	iQIYI Inc. ADR	2,167,188	47,917
	Brilliance China Automotive Holdings Ltd.	42,452,066	46,763
	China Railway Group Ltd.	57,816,017	45,604
*	Li Ning Co. Ltd.	25,037,361	45,486
2	CGN Power Co. Ltd.	171,926,835	45,360
	Kunlun Energy Co. Ltd.	42,509,692	44,965
*	Alibaba Pictures Group Ltd.	192,247,702	43,210
	Dongfeng Motor Group Co. Ltd.	44,238,575	42,979
	Kingdee International Software Group Co. Ltd.	34,528,731	42,383
	Beijing Enterprises Holdings Ltd.	7,854,044	41,849
	Huaneng Power International Inc.	64,607,377	41,359
*,^	China Biologic Products Holdings Inc.	410,442	41,151
	China Resources Power Holdings Co. Ltd.	28,821,069	40,330
	TravelSky Technology Ltd.	15,489,656	39,840
	China Merchants Port Holdings Co. Ltd.	19,647,098	39,739
	ZTE Corp.	12,458,660	39,717
	Zhuzhou CRRC Times Electric Co. Ltd.	7,758,295	39,414
	China Cinda Asset Management Co. Ltd.	144,654,130	38,578
^	Great Wall Motor Co. Ltd.	47,089,397	38,345
2	Guotai Junan Securities Co. Ltd.	17,494,372	37,375
	Yangzijiang Shipbuilding Holdings Ltd.	32,167,507	37,192
2	China Galaxy Securities Co. Ltd.	56,095,133	36,756
*,^	Pinduoduo Inc. ADR	1,620,454	36,023
	Tsingtao Brewery Co. Ltd.	5,639,962	35,978
	Far East Horizon Ltd.	32,233,030	35,829
2	China Resources Pharmaceutical Group Ltd.	25,169,977	35,817
2	3SBio Inc.	19,366,859	35,808
	China Longyuan Power Group Corp. Ltd.	51,514,145	35,524
	Kingsoft Corp. Ltd.	13,867,039	35,519
	Yihai International Holding Ltd.	7,180,421	35,467
	Kingboard Holdings Ltd.	10,842,065	35,350
^,2	China International Capital Corp. Ltd.	16,139,911	34,715
*	Country Garden Services Holdings Co. Ltd.	18,675,245	34,494
	CIFI Holdings Group Co. Ltd.	51,005,229	33,893
	China Railway Construction Corp. Ltd.	28,629,894	33,830
	Zijin Mining Group Co. Ltd.	86,193,910	33,671
	China Resources Cement Holdings Ltd.	33,438,198	33,527
	Air China Ltd.	27,545,254	32,853
*,^	Genscript Biotech Corp.	12,822,762	32,732
*	51job Inc. ADR	352,471	32,547
	China Hongqiao Group Ltd.	39,479,647	32,545
	Yanzhou Coal Mining Co. Ltd.	30,211,304	32,254
	Agile Group Holdings Ltd.	21,335,903	32,234
*,2	China Huarong Asset Management Co. Ltd.	146,761,572	31,474
	GF Securities Co. Ltd.	23,224,422	31,441
	Guangzhou R&F Properties Co. Ltd.	15,770,217	31,373
	China Communications Services Corp. Ltd.	38,641,541	31,166
*,^	GDS Holdings Ltd. ADR	789,446	30,891
	Future Land Development Holdings Ltd.	25,283,409	30,152
	China Oilfield Services Ltd.	27,850,039	29,825
	Shenzhen International Holdings Ltd.	13,794,913	29,819
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	8,592,062	29,553
	China State Construction International Holdings Ltd.	26,969,591	27,991
	Jiangsu Expressway Co. Ltd.	19,606,249	27,920
2	Fuyao Glass Industry Group Co. Ltd.	7,761,399	27,299
	COSCO SHIPPING Ports Ltd.	27,252,251	27,181

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Shanghai Pharmaceuticals Holding Co. Ltd.	12,788,591	26,782
	Chongqing Rural Commercial Bank Co. Ltd.	44,967,475	26,304
	Zhongsheng Group Holdings Ltd.	9,862,620	25,946
	Sinopec Shanghai Petrochemical Co. Ltd.	56,979,883	25,808
	Logan Property Holdings Co. Ltd.	15,736,192	25,042
	Shandong Weigao Group Medical Polymer Co. Ltd.	25,444,638	25,012
	Jiangxi Copper Co. Ltd.	18,190,873	24,130
	China Everbright Ltd.	13,171,709	24,013
	Zhejiang Expressway Co. Ltd.	22,169,209	23,779
	China Everbright Bank Co. Ltd.	48,118,480	23,767
^	China Aoyuan Group Ltd.	19,535,764	23,713
*	Aluminum Corp. of China Ltd.	60,120,454	23,385
	Beijing Capital International Airport Co. Ltd.	26,129,239	23,260
	AviChina Industry & Technology Co. Ltd.	39,431,251	23,203
	China Southern Airlines Co. Ltd.	26,511,067	23,048
^,2	Luye Pharma Group Ltd.	25,229,540	22,884
2	Dali Foods Group Co. Ltd.	32,167,450	22,846
	Yuexiu Property Co. Ltd.	98,149,289	22,783
	Nine Dragons Paper Holdings Ltd.	24,594,112	22,763
	China Oriental Group Co. Ltd.	37,019,193	22,732
*,^	Baozun Inc. ADR	462,947	22,453
	KWG Group Holdings Ltd.	19,095,673	22,397
	Inner Mongolia Yitai Coal Co. Ltd. Class B	18,632,366	22,315
	Haitian International Holdings Ltd.	8,857,554	22,211
	China Molybdenum Co. Ltd.	58,826,543	22,193
	Huaneng Renewables Corp. Ltd.	76,762,604	22,128
	Sinotruk Hong Kong Ltd.	10,177,061	22,093
	BYD Electronic International Co. Ltd.	12,042,821	21,590
2	Sinopec Engineering Group Co. Ltd.	22,255,215	21,521
*,^,2	Haidilao International Holding Ltd.	5,482,494	21,134
	China Traditional Chinese Medicine Holdings Co. Ltd.	37,019,370	21,013
*	China First Capital Group Ltd.	49,433,413	20,806
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	13,576,951	20,558
	Sino-Ocean Group Holding Ltd.	45,548,658	20,462
	SSY Group Ltd.	21,563,479	20,425
	China Reinsurance Group Corp.	100,035,059	20,411
	Shenzhen Investment Ltd.	49,286,364	19,612
*,^	GOME Retail Holdings Ltd.	170,632,530	19,596
*,^	Bilibili Inc. ADR	1,070,496	19,055
2	China Merchants Securities Co. Ltd.	13,779,849	18,863
	China Power International Development Ltd.	70,343,866	18,743
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,586,133	18,612
	Shanghai Industrial Holdings Ltd.	7,872,080	18,516
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	5,109,684	18,459
	Lee & Man Paper Manufacturing Ltd.	22,268,063	18,075
*	COSCO SHIPPING Holdings Co. Ltd.	38,570,535	17,943
2	China Railway Signal & Communication Corp. Ltd.	24,163,072	17,743
	Chinasoft International Ltd.	30,795,395	17,603
	China Eastern Airlines Corp. Ltd.	24,703,493	17,554
	Yuzhou Properties Co. Ltd.	32,148,631	16,992
	Sihuan Pharmaceutical Holdings Group Ltd.	62,508,759	16,843
	China Medical System Holdings Ltd.	18,893,605	16,784
	Kingboard Laminates Holdings Ltd.	15,724,762	16,538
	Shanghai Electric Group Co. Ltd.	42,029,291	16,406
2	Legend Holdings Corp.	5,901,780	16,098
*,^	BEST Inc. ADR	2,712,660	16,086
2	BAIC Motor Corp. Ltd.	22,763,629	15,979
^	Fanhua Inc. ADR	606,068	15,746
	China Coal Energy Co. Ltd.	34,614,311	15,281
*,^,2	China Literature Ltd.	3,343,160	15,214
	Times China Holdings Ltd.	8,234,620	14,953

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Anhui Gujing Distillery Co. Ltd. Class B	1,764,248	14,925
	China Water Affairs Group Ltd.	14,358,552	14,765
2	Hua Hong Semiconductor Ltd.	5,998,503	14,218
*,^	Health & Happiness H&H International Holdings Ltd.	2,309,298	14,184
	Hollysys Automation Technologies Ltd.	674,370	14,115
*	Ausnutria Dairy Corp. Ltd.	8,660,169	13,956
^	Shenzhen Expressway Co. Ltd.	11,406,477	13,893
	China SCE Group Holdings Ltd.	28,720,997	13,575
	Tong Ren Tang Technologies Co. Ltd.	9,751,895	13,539
	Kaisa Group Holdings Ltd.	31,797,768	13,503
*	GCL-Poly Energy Holdings Ltd.	188,916,935	13,500
^	Fullshare Holdings Ltd.	118,250,482	13,267
	Poly Property Group Co. Ltd.	31,533,501	13,230
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	2,645,223	13,130
^	BBMG Corp.	36,728,530	12,937
	Yuexiu REIT	19,139,829	12,930
^	China Yongda Automobiles Services Holdings Ltd.	13,309,116	12,926
	Sinotrans Ltd.	31,112,325	12,783
	COSCO SHIPPING Energy Transportation Co. Ltd.	19,695,283	12,734
	Zhaojin Mining Industry Co. Ltd.	14,773,111	12,727
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	21,369,086	12,543
	China Zhongwang Holdings Ltd.	22,899,010	12,504
	Maanshan Iron & Steel Co. Ltd.	27,123,699	12,503
*	Jiangxi Bank Co. Ltd.	15,335,251	12,308
	Dongyue Group Ltd.	16,613,485	12,111
*,^,2	Ping An Healthcare and Technology Co. Ltd.	2,446,759	12,004
	Datang International Power Generation Co. Ltd.	46,329,296	11,994
*,^	NIO Inc. ADR	2,458,225	11,922
2	CSC Financial Co. Ltd.	13,961,354	11,919
2	Fu Shou Yuan International Group Ltd.	13,854,786	11,888
*,^	Ronshine China Holdings Ltd.	8,498,434	11,704
	Angang Steel Co. Ltd.	17,310,624	11,648
^	Fufeng Group Ltd.	21,434,193	11,356
	Yanlord Land Group Ltd.	10,520,158	11,300
*,^	Zai Lab Ltd. ADR	421,215	11,225
*,2	Qingdao Port International Co. Ltd.	16,152,493	11,219
	Metallurgical Corp. of China Ltd.	40,431,539	11,191
^	China Lesso Group Holdings Ltd.	15,708,713	11,124
	Huaxin Cement Co. Ltd. Class B	3,732,045	10,983
	Bosideng International Holdings Ltd.	39,739,050	10,940
^	NetDragon Websoft Holdings Ltd.	3,719,510	10,814
^	China Maple Leaf Educational Systems Ltd.	22,995,950	10,756
	Greentown China Holdings Ltd.	11,844,471	10,738
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	18,204,543	10,736
	Greentown Service Group Co. Ltd.	12,422,675	10,722
	Huadian Power International Corp. Ltd.	24,874,964	10,628
^	Xinjiang Goldwind Science & Technology Co. Ltd.	9,715,468	10,611
	China Agri-Industries Holdings Ltd.	32,738,012	10,552
*,2	Meitu Inc.	28,395,928	10,450
	Lao Feng Xiang Co. Ltd. Class B	3,002,923	10,370
	Lonking Holdings Ltd.	29,303,821	9,965
	China ZhengTong Auto Services Holdings Ltd.	17,954,721	9,960
*	Noah Holdings Ltd. ADR	183,164	9,953
*	SOHO China Ltd.	27,420,477	9,946
	China Overseas Property Holdings Ltd.	20,973,256	9,926
	China Overseas Grand Oceans Group Ltd.	18,580,995	9,909
^	Zhenro Properties Group Ltd.	14,135,501	9,749
*	21Vianet Group Inc. ADR	1,233,942	9,699
	Greatview Aseptic Packaging Co. Ltd.	15,670,301	9,542
	Tianneng Power International Ltd.	10,152,529	9,534
*	Sohu.com Ltd. ADR	454,960	9,404
	China BlueChemical Ltd.	27,282,605	9,299
^	Skyworth Digital Holdings Ltd.	31,397,174	9,282

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
^	Hopson Development Holdings Ltd.	8,430,560	9,258
2	Orient Securities Co. Ltd.	12,773,567	9,238
	Chongqing Changan Automobile Co. Ltd. Class B	17,542,145	9,198
2	Genertec Universal Medical Group Co. Ltd.	11,249,002	8,969
	CIMC Enric Holdings Ltd.	9,179,580	8,943
	Powerlong Real Estate Holdings Ltd.	18,358,300	8,941
*	Digital China Holdings Ltd.	18,090,849	8,631
^	Oshidori International Holdings Ltd.	54,299,286	8,605
*,^	Zhongyu Gas Holdings Ltd.	9,189,003	8,603
	China International Marine Containers Group Co. Ltd.	6,801,825	8,579
	China Education Group Holdings Ltd.	5,504,534	8,542
*,^	HengTen Networks Group Ltd.	296,295,964	8,490
	Yuexiu Transport Infrastructure Ltd.	10,375,793	8,456
*,^	JinkoSolar Holding Co. Ltd. ADR	434,078	8,447
	Hisense Home Appliances Group Co. Ltd.	6,174,786	8,421
*,^	CAR Inc.	10,192,989	8,256
	Shanghai Baosight Software Co. Ltd. Class B	3,542,556	8,189
*,^	COSCO SHIPPING Development Co. Ltd.	60,222,329	8,143
*,^	CMBC Capital Holdings Ltd.	239,570,037	8,103
*,2	A-Living Services Co. Ltd.	5,068,762	8,091
^,2	Red Star Macalline Group Corp. Ltd.	8,396,888	7,962
	Xtep International Holdings Ltd.	13,905,552	7,928
^	Jiayuan International Group Ltd.	17,584,057	7,870
	China Suntien Green Energy Corp. Ltd.	27,060,363	7,794
	Guangshen Railway Co. Ltd.	21,339,470	7,653
*,2	China Logistics Property Holdings Co. Ltd.	20,188,097	7,647
^	Huadian Fuxin Energy Corp. Ltd.	35,466,868	7,638
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	3,081,456	7,616
^,2	Zhou Hei Ya International Holdings Co. Ltd.	14,251,067	7,512
*	Qudian Inc. ADR	1,032,073	7,266
	China Dongxiang Group Co. Ltd.	48,163,448	7,129
	Landing International Development Ltd.	21,942,040	7,013
	Vinda International Holdings Ltd.	3,594,708	6,922
*	Skyfame Realty Holdings Ltd.	40,944,817	6,738
*,^	Jinchuan Group International Resources Co. Ltd.	72,134,912	6,720
2	China Yuhua Education Corp. Ltd.	14,955,813	6,691
	China Resources Medical Holdings Co. Ltd.	9,045,291	6,576
	Livzon Pharmaceutical Group Inc.	1,783,275	6,487
	China Tian Lun Gas Holdings Ltd.	6,204,102	6,455
	China Machinery Engineering Corp.	13,208,385	6,401
*,2	China Metal Resources Utilization Ltd.	12,728,208	6,233
*	Sany Heavy Equipment International Holdings Co. Ltd.	13,007,347	6,222
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	2,885,357	6,211
	Sinopec Kantons Holdings Ltd.	13,884,633	6,204
*	Tibet Water Resources Ltd.	21,277,914	6,186
	JNBY Design Ltd.	3,113,215	6,152
*,^	Lifetech Scientific Corp.	29,088,085	6,130
*	Beijing Capital Land Ltd.	14,506,114	6,085
*,^	Comba Telecom Systems Holdings Ltd.	24,761,431	6,046
2	Shanghai Haohai Biological Technology Co. Ltd.	940,069	6,032
^	China South City Holdings Ltd.	39,199,452	5,949
^	Tongda Group Holdings Ltd.	53,901,147	5,843
	Q Technology Group Co. Ltd.	5,649,856	5,833
	China Lilang Ltd.	5,588,809	5,830
^	Harbin Electric Co. Ltd.	10,762,752	5,765
^	Beijing Jingneng Clean Energy Co. Ltd.	28,755,079	5,763
*	Bitauto Holdings Ltd. ADR	445,930	5,726
	Texhong Textile Group Ltd.	4,211,769	5,706
*	Consun Pharmaceutical Group Ltd.	8,125,000	5,699
*	Kasen International Holdings Ltd.	6,972,568	5,665
2	China Everbright Greentech Ltd.	7,664,856	5,636
	Shandong Chenming Paper Holdings Ltd. Class B	11,055,020	5,626
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,000,252	5,567
	BOE Technology Group Co. Ltd. Class B	14,884,075	5,345

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	13,862,596	5,342
*	Zhuguang Holdings Group Co. Ltd.	33,860,960	5,320
^,2	Redco Group	13,119,478	5,243
	Dazhong Transportation Group Co. Ltd. Class B	9,897,476	5,239
^	Bank of Chongqing Co. Ltd.	7,881,245	5,118
*,§	SMI Holdings Group Ltd.	17,016,452	5,076
*	Changyou.com Ltd. ADR	259,220	5,042
	Hangzhou Steam Turbine Co. Ltd. Class B	4,991,136	5,004
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	19,629,728	4,863
*	Leyou Technologies Holdings Ltd.	16,671,274	4,784
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	3,879,586	4,778
*	Fang Holdings Ltd. ADR	3,090,500	4,698
^	Wisdom Education International Holdings Co. Ltd.	7,984,466	4,695
	Greenland Hong Kong Holdings Ltd.	11,408,909	4,690
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	2,115,234	4,674
^	Xinhua Winshare Publishing and Media Co. Ltd.	6,035,295	4,636
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	5,274,899	4,626
	TCL Electronics Holdings Ltd.	8,466,864	4,537
*,^	Sogou Inc. ADR	796,267	4,531
	Guangdong Provincial Expressway Development Co. Ltd. Class B	4,895,556	4,508
*,^,2	Yixin Group Ltd.	18,023,805	4,418
	CSG Holding Co. Ltd. Class B	12,596,768	4,386
	West China Cement Ltd.	31,063,713	4,364
	PAX Global Technology Ltd.	9,312,477	4,350
*,^	Wise Talent Information Technology Co. Ltd.	1,643,505	4,305
^	Anhui Expressway Co. Ltd.	6,366,822	4,305
*,2	Haichang Ocean Park Holdings Ltd.	20,198,047	4,281
^	Tiangong International Co. Ltd.	16,180,175	4,271
*	O-Net Technologies Group Ltd.	7,289,431	4,240
	Fantasia Holdings Group Co. Ltd.	22,083,850	4,189
	China Shineway Pharmaceutical Group Ltd.	4,170,412	4,171
	China Foods Ltd.	10,576,905	4,146
*	Hi Sun Technology China Ltd.	23,881,788	4,113
	Global Cord Blood Corp.	607,447	4,094
	Central China Securities Co. Ltd.	15,844,043	4,085
*	Beijing Enterprises Clean Energy Group Ltd.	254,010,758	4,084
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,746,533	4,076
	Luthai Textile Co. Ltd. Class B	3,487,505	4,068
*	Shougang Concord International Enterprises Co. Ltd.	99,006,818	4,041
*,2	Yadea Group Holdings Ltd.	11,618,655	3,986
	China Power Clean Energy Development Co. Ltd.	5,799,477	3,957
*	Dongfang Electric Corp. Ltd.	5,135,828	3,924
*,^	Sinopec Oilfield Service Corp.	28,906,259	3,871
	Dah Chong Hong Holdings Ltd.	10,568,029	3,868
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,305,723	3,812
	Huangshan Tourism Development Co. Ltd. Class B	3,164,176	3,754
^	Colour Life Services Group Co. Ltd.	5,152,233	3,748
^	Sichuan Expressway Co. Ltd.	11,176,657	3,734
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,096,715	3,690
	Guangdong Electric Power Development Co. Ltd. Class B	10,707,599	3,678
^	China High Speed Transmission Equipment Group Co. Ltd.	4,844,478	3,672
	Weifu High-Technology Group Co. Ltd. Class B	1,875,949	3,663
	China Oil & Gas Group Ltd.	58,892,757	3,611
	Grand Baoxin Auto Group Ltd.	10,265,488	3,597
*,^	E-House China Enterprise Holdings Ltd.	2,745,040	3,567
*	Smartac Group China Holdings Ltd.	79,817,804	3,564
	Xingda International Holdings Ltd.	11,194,882	3,557
2	Ozner Water International Holding Ltd.	17,516,499	3,552
2	Cosmo Lady China Holdings Co. Ltd.	11,378,660	3,514
*	COSCO Shipping International Singapore Co. Ltd.	13,373,842	3,500
	Shanghai Highly Group Co. Ltd. Class B	3,931,112	3,422
^	Chaowei Power Holdings Ltd.	7,416,401	3,414
^	Beijing North Star Co. Ltd.	8,564,739	3,399

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
^	Wasion Holdings Ltd.	6,591,922	3,366
*,§	Coolpad Group Ltd.	36,535,772	3,353
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	3,703,333	3,308
	Sinosoft Technology Group Ltd.	9,196,363	3,288
2	Everbright Securities Co. Ltd.	3,401,877	3,268
	Shanghai Industrial Urban Development Group Ltd.	16,198,969	3,244
	Shanghai Huayi Group Co. Ltd. Class B	3,523,385	3,244
	Concord New Energy Group Ltd.	64,997,682	3,190
^	Shandong Chenming Paper Holdings Ltd.	6,129,969	3,182
*	China Modern Dairy Holdings Ltd.	20,885,434	3,135
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	3,301,050	3,132
^	CITIC Resources Holdings Ltd.	33,096,601	3,127
	Shanghai Haixin Group Co. Class B	6,546,133	3,123
	Qingling Motors Co. Ltd.	10,402,161	3,118
*,^	Beijing Gas Blue Sky Holdings Ltd.	92,974,316	3,087
*,§,2	Tianhe Chemicals Group Ltd.	20,635,827	3,078
	Ajisen China Holdings Ltd.	6,939,288	2,944
^	Dongjiang Environmental Co. Ltd.	2,622,225	2,922
	Shandong Airlines Co. Ltd. Class B	2,248,851	2,902
*	Sinofert Holdings Ltd.	23,192,748	2,869
	China Fangda Group Co. Ltd. Class B	5,872,007	2,853
	Minmetals Land Ltd.	14,589,374	2,806
	Shanghai Diesel Engine Co. Ltd. Class B	4,561,215	2,770
	China Merchants Land Ltd.	15,672,571	2,737
	SIIC Environment Holdings Ltd.	11,831,644	2,702
	Eastern Communications Co. Ltd. Class B	4,614,859	2,692
	China Electronics Optics Valley Union Holding Co. Ltd.	35,582,860	2,638
*,2	Cogobuy Group	7,141,678	2,629
*,^	China Water Industry Group Ltd.	18,806,781	2,522
	Shanghai Bailian Group Co. Ltd. Class B	2,409,126	2,496
	China National Accord Medicines Corp. Ltd. Class B	683,672	2,449
*,^	Huayi Tencent Entertainment Co. Ltd.	91,066,178	2,439
	INESA Intelligent Tech Inc. Class B	3,774,604	2,406
	Weiqiao Textile Co.	5,639,031	2,279
*,^,§	Hanergy Thin Film Power Group Ltd.	84,704,000	2,263
^	CPMC Holdings Ltd.	5,333,613	2,251
*,§	China Huiyuan Juice Group Ltd.	8,667,863	2,232
	Tianjin Port Development Holdings Ltd.	18,992,585	2,204
2	Tian Ge Interactive Holdings Ltd.	6,806,024	2,110
	361 Degrees International Ltd.	9,308,299	2,049
*	Shang Gong Group Co. Ltd. Class B	2,938,152	2,046
^	Dawnrays Pharmaceutical Holdings Ltd.	11,024,907	2,009
*	Glorious Property Holdings Ltd.	40,358,737	1,984
*,^,§	National Agricultural Holdings Ltd.	13,075,708	1,983
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,891,167	1,966
*	Huadian Energy Co. Ltd. Class B	8,194,091	1,937
	Guorui Properties Ltd.	9,205,877	1,932
*,§	Mingfa Group International Co. Ltd.	7,645,063	1,842
^	Phoenix Media Investment Holdings Ltd.	16,427,882	1,822
*	Kama Co. Ltd. Class B	3,067,002	1,815
*,^	Tianjin Capital Environmental Protection Group Co. Ltd.	4,414,493	1,790
*	Launch Tech Co. Ltd.	1,866,185	1,776
*	Yashili International Holdings Ltd.	12,901,782	1,760
	Tianjin Development Holdings Ltd.	4,810,886	1,674
	Shanghai Jinjiang International Travel Co. Ltd. Class B	854,684	1,604
	Bengang Steel Plates Co. Ltd. Class B	5,258,828	1,516
*	Capital Environment Holdings Ltd.	60,043,520	1,513
*	First Tractor Co. Ltd.	5,881,114	1,501
*	PW Medtech Group Ltd.	8,310,189	1,418
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	3,228,298	1,392
*,§	China Fiber Optic Network System Group Ltd.	14,959,600	1,335

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
§	China Singyes Solar Technologies Holdings Ltd.	10,320,599	1,302
§	CT Environmental Group Ltd.	28,987,223	1,256
	Xiamen International Port Co. Ltd.	8,693,781	1,243
*	China Beidahuang Industry Group Holdings Ltd.	40,944,757	1,188
	Poly Culture Group Corp. Ltd.	960,772	1,132
*	Hybrid Kinetic Group Ltd.	236,801,334	1,117
	Maoye International Holdings Ltd.	13,741,280	1,104
	Foshan Electrical and Lighting Co. Ltd. Class B	2,362,155	1,095
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,928,910	1,092
*,^	Chongqing Iron & Steel Co. Ltd.	6,703,654	1,086
*	China Minsheng Financial Holding Corp. Ltd.	58,717,573	1,044
*	V1 Group Ltd.	31,655,824	1,007
2	Beijing Urban Construction Design & Development Group Co. Ltd.	2,642,033	920
*	Chiho Environmental Group Ltd.	6,357,436	908
*	Zhonglu Co. Ltd. Class B	912,811	846
*,§	Anxin-China Holdings Ltd.	16,568,000	813
*,^	Carnival Group International Holdings Ltd.	131,897,053	807
*	SRE Group Ltd.	58,353,350	761
*,§	Tech Pro Technology Development Ltd.	87,171,600	756
	China Merchants Port Group Co. Ltd. Class B	579,463	735
*	China Chengtong Development Group Ltd.	18,934,993	677
	Jinzhou Port Co. Ltd. Class B	1,700,028	650
*,§	Boshiwa International Holding Ltd.	2,777,000	595
*	Haitong Securities Co. Ltd. Rights	1,832,283	523
*,^,§	China Fishery Group Ltd.	9,033,000	505
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,401,906	491
	Changhong Meiling Co. Ltd. Class B	1,088,810	366
*	China Minsheng DIT Group Ltd.	26,128,437	356
*	Lianhua Supermarket Holdings Co. Ltd.	1,673,457	331
2	Shengjing Bank Co. Ltd.	561,372	326
*	Renhe Commercial Holdings Co. Ltd.	9,437,845	312
*,§	China Lumena New Materials Corp.	13,488,000	215
*,§	Hua Han Health Industry Holdings Ltd.	13,393,764	205
*,^,§	Dynasty Fine Wines Group Ltd.	1,342,000	197
	China Electronics Huada Technology Co. Ltd.	1,629,938	156
	Jiangling Motors Corp. Ltd. Class B	118,545	145
*,§	Real Gold Mining Ltd.	1,345,000	143
*,§	Trony Solar Holdings Co. Ltd.	1,562,000	125
*,§	China International Marine Containers Group Co.Ltd. Rights Expire 12/31/2049	67,817	71
*	Tongda Hong Tai Holdings Ltd.	402,709	68
*	EverChina International Holdings Co. Ltd.	1,157,249	33
*,^,§	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,§	China Metal Recycling Holdings Ltd.	2,568,000	—
*,§	China Longevity Group Co. Ltd.	1,027,000	—
			26,803,166
Colombia (0.1%)
	Bancolombia SA ADR	1,597,434	81,022
	Ecopetrol SA	56,440,491	52,107
	Grupo de Inversiones Suramericana SA	3,874,019	43,135
	Bancolombia SA	2,905,589	35,407
	Interconexion Electrica SA ESP	6,380,952	31,221
	Bancolombia SA Preference Shares	1,953,049	24,706
	Grupo Aval Acciones y Valores Preference Shares	59,103,590	22,758
	Banco Davivienda SA Preference Shares	1,455,286	18,004
	Ecopetrol SA ADR	847,472	15,670
	Almacenes Exito SA	2,933,851	13,157
	Grupo de Inversiones Suramericana SA Preference Shares	1,107,235	11,938
	Corp Financiera Colombiana SA	1,409,016	10,964
*	CEMEX Latam Holdings SA	1,939,655	2,922
	Grupo Aval Acciones y Valores SA ADR	243,306	1,912

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Avianca Holdings SA Preference Shares	1,066,019	485
			365,408
Czech Republic (0.0%)
	CEZ AS	2,504,534	58,337
	Komercni banka as	1,158,852	43,962
2	Moneta Money Bank AS	8,489,278	27,211
	O2 Czech Republic AS	848,938	9,245
	Philip Morris CR AS	5,316	3,189
			141,944
Denmark (1.1%)
	Novo Nordisk A/S Class B	26,068,643	1,277,222
	Vestas Wind Systems A/S	3,050,068	275,982
	DSV A/S	2,715,803	251,668
	Coloplast A/S Class B	2,029,375	219,216
	Carlsberg A/S Class B	1,609,475	208,106
	Danske Bank A/S	10,135,357	180,144
2	Orsted A/S	2,292,412	175,806
	Chr Hansen Holding A/S	1,494,953	152,756
	Novozymes A/S	3,200,130	149,367
*	Genmab A/S	847,828	140,845
	AP Moller - Maersk A/S Class B	98,810	127,375
	GN Store Nord A/S	2,045,843	104,860
	ISS A/S	2,841,158	88,478
	AP Moller - Maersk A/S Class A	67,419	82,469
	Ambu A/S Class B	2,509,054	72,190
	Pandora A/S	1,521,815	63,923
	SimCorp A/S	605,176	59,410
	Tryg A/S	1,915,846	58,634
	Royal Unibrew A/S	776,004	55,684
*	Demant A/S	1,695,357	53,567
	Jyske Bank A/S	991,747	40,002
	H Lundbeck A/S	922,016	38,871
	FLSmidth & Co. A/S	769,820	38,693
	Topdanmark A/S	638,049	34,426
	Ringkjoebing Landbobank A/S	495,475	32,003
	Rockwool International A/S Class B	98,170	26,265
*	Drilling Co. of 1972 A/S	330,590	25,379
	Dfds A/S	464,365	22,079
	Sydbank A/S	992,685	21,446
*	Nilfisk Holding A/S	406,562	17,196
*	ALK-Abello A/S	96,193	16,364
	Schouw & Co. A/S	195,251	13,894
2	Scandinavian Tobacco Group A/S	1,017,865	12,110
*,2	Netcompany Group A/S	337,480	12,040
*,^	Bavarian Nordic A/S	496,214	10,424
	Spar Nord Bank A/S	1,126,205	9,686
	Alm Brand A/S	953,161	9,105
*,^	NKT A/S	401,689	7,409
	D/S Norden A/S	406,422	6,447
*	Bang & Olufsen A/S	517,880	4,509
	Matas A/S	450,132	4,472
	Solar A/S Class B	62,000	2,945
*,§	OW Bunker A/S	129,331	—
			4,203,467
Egypt (0.1%)
	Commercial International Bank Egypt SAE	20,602,474	91,564
	Eastern Co. SAE	13,502,552	14,255
	ElSewedy Electric Co.	11,420,726	10,388
*	Talaat Moustafa Group	15,081,189	9,978
*	Global Telecom Holding SAE	37,325,405	9,698
*	Egyptian Financial Group-Hermes Holding Co.	10,439,149	9,661
	Egypt Kuwait Holding Co. SAE	6,596,575	9,621
	Abou Kir Fertilizers & Chemical Industries	3,280,891	5,104

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Orascom Construction plc	826,803	5,001
	Juhayna Food Industries	6,551,814	4,928
*	Six of October Development & Investment	3,730,073	3,710
	Telecom Egypt Co.	4,450,646	3,659
*	Medinet Nasr Housing	8,661,730	3,199
*	Palm Hills Developments SAE	22,015,712	3,115
*	Pioneers Holding for Financial Investments SAE	6,761,084	2,911
	Alexandria Mineral Oils Co.	8,936,437	2,895
	Heliopolis Housing	1,804,984	2,703
*	Ezz Steel Co. SAE	2,968,664	2,703
	Sidi Kerir Petrochemicals Co.	1,511,713	1,539
	Oriental Weavers	2,168,546	1,189
*	Orascom Investment Holding	32,291,993	1,069
*	Orascom Investment Holding GDR	1,591,123	209
			199,099
Finland (0.8%)
	Nokia Oyj	85,477,945	449,155
	Nordea Bank Abp (XSTO)	48,220,505	379,368
	Sampo Oyj Class A	7,498,779	343,356
	Kone Oyj Class B	5,960,849	327,539
	UPM-Kymmene Oyj	8,168,302	230,631
	Neste Oyj	6,361,387	210,262
	Fortum Oyj	6,607,225	140,143
	Wartsila OYJ Abp	6,980,178	111,770
	Stora Enso Oyj	8,549,930	106,477
	Elisa Oyj	2,193,294	93,145
	Nokian Renkaat Oyj	2,056,638	68,938
	Metso Oyj	1,638,778	61,319
	Valmet Oyj	2,020,563	55,661
	Huhtamaki Oyj	1,433,736	54,828
	Kesko Oyj Class B	1,040,400	54,101
	Orion Oyj Class B	1,549,326	51,662
	Konecranes Oyj Class A	1,117,577	46,715
	Tieto Oyj	1,116,796	31,797
	Cargotec Oyj Class B	749,220	30,760
	DNA Oyj	926,622	22,076
	Kemira Oyj	1,327,657	18,818
	Outokumpu Oyj	4,698,169	17,988
	YIT Oyj	2,467,262	15,139
	Metsa Board Oyj	2,618,077	14,645
	Cramo Oyj	616,601	12,977
^	Citycon Oyj	1,194,942	12,210
*	Outotec Oyj	2,279,684	12,043
	Sanoma Oyj	1,113,901	11,372
	Caverion Oyj	1,457,422	10,621
	Uponor Oyj	816,593	9,779
^	Ahlstrom-Munksjo Oyj	572,125	8,603
	Finnair Oyj	817,090	6,834
	Ramirent Oyj	953,877	6,700
	Raisio Oyj	1,881,739	6,307
	Nordea Bank Abp (XHEL)	595,513	4,821
	Oriola Oyj	1,804,396	4,656
*	F-Secure Oyj	1,423,304	4,394
*,^	Stockmann OYJ Abp Class B	94,486	252
			3,047,862
France (6.6%)
	TOTAL SA	38,256,571	2,126,720
^	LVMH Moet Hennessy Louis Vuitton SE	3,802,767	1,493,038
^	Sanofi	16,619,204	1,450,020
	Airbus SE	8,420,751	1,153,055
	BNP Paribas SA	16,537,938	880,369
^	AXA SA	29,358,345	782,888
^	Danone SA	9,162,617	741,053
	Safran SA	4,944,557	720,727

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
^	Vinci SA	7,130,501	720,157
^	Kering SA	1,134,300	671,230
^	Schneider Electric SE	7,818,589	661,597
	Pernod Ricard SA	3,231,272	563,429
*,^	EssilorLuxottica SA	4,433,054	540,119
	Orange SA	29,293,307	457,814
^	Vivendi SA	14,640,107	424,943
	L’Oreal SA Loyalty Line	1,399,941	385,059
	Societe Generale SA	11,052,061	350,479
	Cie Generale des Etablissements Michelin SCA	2,695,721	348,586
	Hermes International	471,352	331,629
	Air Liquide SA (Prime de fidelite)	2,465,810	328,032
	Dassault Systemes SE	2,016,483	319,337
^	L’Oreal SA	1,147,561	315,641
	Cie de Saint-Gobain	7,415,641	304,042
	Legrand SA	4,078,294	299,971
	Capgemini SE	2,386,683	289,635
	Air Liquide SA	2,019,693	268,684
	Credit Agricole SA	17,425,367	239,287
*	Air Liquide SA Loyalty Line 2021	1,692,949	225,217
	L’Oreal SA Loyalty Line 2021	807,587	222,130
^	Peugeot SA	8,313,433	217,970
	Renault SA	2,813,050	191,925
	Publicis Groupe SA	3,214,103	191,035
	Thales SA	1,532,026	183,043
^	Veolia Environnement SA	7,631,849	180,513
	STMicroelectronics NV	9,705,153	178,233
	TechnipFMC plc	7,098,849	175,329
^	Edenred	3,627,308	171,020
*	Teleperformance	875,856	168,376
	Carrefour SA	8,525,437	166,162
^	Atos SE	1,411,941	145,587
^	Valeo SA	3,634,122	132,183
^	Accor SA	3,030,407	127,682
*	Ubisoft Entertainment SA	1,295,466	123,767
	Engie	8,331,249	123,657
	Gecina SA	809,201	120,906
	Eiffage SA	1,155,443	120,642
^	Bouygues SA	3,184,696	119,880
	Engie SA	7,851,637	116,538
	Arkema SA	1,098,449	112,785
	Getlink SE	6,939,956	111,705
	Bureau Veritas SA	4,228,631	107,191
	Klepierre SA	3,006,942	106,849
	Alstom SA	2,363,610	103,993
^	SCOR SE	2,396,412	97,833
*	Engie Loyalty Line 2021	6,576,726	97,615
	SES SA Class A	5,376,359	91,547
	L’Oreal SA Loyalty Line 2020	331,963	91,308
	Aeroports de Paris	433,531	88,316
	Orpea	687,883	83,928
	Ingenico Group SA	951,964	80,346
	Sodexo SA	692,968	79,454
	Suez	5,634,436	79,197
^	Eurofins Scientific SE	171,578	78,571
	Rubis SCA	1,379,875	75,687
	Natixis SA	12,770,834	75,255
	Covivio	689,198	74,592
2	Euronext NV	1,070,390	74,373
	Bollore SA	15,136,463	72,001
	Rexel SA	4,677,473	62,884
2	Amundi SA	871,032	62,669
	Ipsen SA	523,495	61,139
	Wendel SA	440,150	60,965

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*	Eurazeo SE	753,218	59,116
^	CNP Assurances	2,499,043	59,029
*	Electricite de France SA Loyalty Line 2021	4,014,466	57,977
	Faurecia SA	1,118,183	56,895
	Dassault Aviation SA	35,512	53,739
	Eutelsat Communications SA	2,830,091	51,148
	Remy Cointreau SA	379,471	50,565
	BioMerieux	635,364	50,463
	Sartorius Stedim Biotech	365,115	49,592
^	Lagardere SCA	1,780,379	48,490
	Alten SA	436,008	47,617
^	Altran Technologies SA	3,530,022	46,023
	Sodexo Prime Fidelite	391,943	44,939
	ICADE	508,242	43,437
*,2	Worldline SA	612,387	38,597
	Iliad SA	369,829	37,677
*	Air France-KLM	3,247,154	37,471
	JCDecaux SA	1,117,677	36,638
	Elis SA (XPAR)	2,037,169	36,357
	SPIE SA	1,854,984	35,811
*	Air Liquide SA Loyalty Line 2020	260,763	34,690
	Engie Loyalty Line 2020	2,331,422	34,604
	Electricite de France SA Loyalty Line	2,377,569	34,337
^	Casino Guichard Perrachon SA	832,185	34,074
	Societe BIC SA	388,754	33,490
	Nexity SA	658,416	30,797
	Gaztransport Et Technigaz SA	336,680	30,466
	Imerys SA	561,045	29,895
	Korian SA	712,462	28,680
	SEB SA Loyalty Line	154,944	28,388
	Sopra Steria Group	214,987	27,457
*	SOITEC	258,686	26,201
	Cie Plastic Omnium SA	863,237	26,154
	SEB SA (XPAR)	126,669	23,207
*	Fnac Darty SA	256,102	22,515
2	Elior Group SA	1,587,166	21,986
*	SEB SA	111,362	20,403
*	CGG SA	10,865,387	19,642
^	Metropole Television SA	986,465	19,580
	Sodexo Prime Fidelity Loyalty Line 2022	168,646	19,337
2	ALD SA	1,216,261	17,880
^	Television Francaise 1	1,626,036	17,774
	Electricite de France SA	1,215,322	17,552
	IPSOS	562,688	16,321
	Nexans SA	456,391	16,008
*	Rothschild & Co.	440,476	15,159
2	Maisons du Monde SA	667,432	14,371
	Coface SA	1,321,681	13,332
	Altarea SCA	62,904	13,290
2	Europcar Mobility Group	1,584,205	13,216
^	Mercialys SA	956,216	12,578
	Neopost SA	503,768	12,357
	Vicat SA	233,149	12,330
^	Tarkett SA	503,870	12,214
	Akka Technologies	164,081	12,050
	Trigano SA	122,678	11,763
*	Virbac SA	65,120	11,600
*,^	Genfit	459,967	11,589
*,^	Vallourec SA	4,635,976	11,501
	Carmila SA	457,893	9,657
	Eramet	136,714	9,574
	Interparfums SA	174,211	8,739
	FFP	74,545	8,591
	LISI	245,547	8,220

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Sodexo SA – Prime Fidelite 2023	66,772	7,656
	Beneteau SA	590,406	7,495
	Mersen SA	209,829	7,468
*,2	SMCP SA	373,976	6,985
*,^	DBV Technologies SA	352,757	6,887
*	Technicolor SA	5,375,098	6,451
	Bonduelle SCA	198,220	6,349
	Derichebourg SA	1,454,765	6,339
	Manitou BF SA	176,402	5,803
*,2	X-Fab Silicon Foundries SE	841,189	5,027
	Vilmorin & Cie SA	88,616	4,931
^	Guerbet	79,211	4,730
^	Rallye SA	395,849	4,611
	GL Events	178,712	4,404
	Boiron SA	75,662	4,038
*	SEB Prime Fidelite	21,906	4,013
	Jacquet Metal Service SA	188,452	3,758
	Synergie SA	89,432	3,583
*	Pharmagest Inter@ctive	50,295	3,238
	Groupe Crit	42,108	3,224
	Albioma SA	128,093	3,014
*	Etablissements Maurel et Prom	723,318	2,734
	AKWEL	117,990	2,303
*	Albioma	96,242	2,265
	Albioma ACT Prime Fidelite	96,037	2,260
*	Stallergenes Greer plc	48,279	1,990
	Albioma Prime Fidelite	74,204	1,746
	Haulotte Group SA	162,744	1,592
*,^	Bourbon Corp.	509,646	1,196
	Esso SA Francaise	32,728	1,124
	Union Financiere de France BQE SA	43,577	994
			24,522,897
Germany (5.7%)
	SAP SE	14,839,303	1,912,916
	Allianz SE	6,451,269	1,559,369
	Siemens AG	11,765,445	1,410,708
	BASF SE	14,057,443	1,147,668
	Bayer AG	14,287,155	950,597
*	Daimler AG	13,151,925	863,243
	Deutsche Telekom AG	49,285,626	825,779
	adidas AG	2,897,249	746,299
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,280,308	567,466
*	Deutsche Post AG	14,870,488	516,907
	Volkswagen AG Preference Shares	2,719,298	474,797
	Bayerische Motoren Werke AG	4,929,564	420,535
	Infineon Technologies AG	17,305,233	410,232
	Vonovia SE	7,929,800	396,305
	Deutsche Boerse AG	2,786,247	372,306
	E.ON SE	33,200,084	356,960
	Fresenius SE & Co. KGaA	6,208,220	353,031
	Continental AG	1,653,117	274,238
	Fresenius Medical Care AG & Co. KGaA	3,252,857	274,163
	Henkel AG & Co. KGaA Preference Shares	2,635,777	266,924
^	Wirecard AG	1,749,404	264,279
	Deutsche Bank AG	31,281,293	259,400
	Deutsche Wohnen SE	5,428,775	244,543
	Merck KGaA	1,977,622	210,797
*	RWE AG	7,681,969	197,044
	MTU Aero Engines AG	790,161	186,423
	Symrise AG Class A	1,936,320	186,377
	HeidelbergCement AG	2,267,585	183,494
	Beiersdorf AG	1,533,567	167,805
	Porsche Automobil Holding SE Preference Shares	2,347,062	163,163
	Henkel AG & Co. KGaA	1,585,462	151,188

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*	Commerzbank AG	15,926,904	143,556
	Hannover Rueck SE	923,649	139,480
2	Covestro AG	2,409,425	132,393
*	QIAGEN NV	3,330,048	128,943
	Brenntag AG	2,385,581	128,733
	LEG Immobilien AG	972,104	113,425
	Volkswagen AG	560,154	100,434
	thyssenkrupp AG	7,116,992	100,340
*,^,2	Zalando SE	2,098,875	98,913
	Sartorius AG Preference Shares	524,492	96,299
	Uniper SE	3,016,722	91,538
	Deutsche Lufthansa AG	3,589,918	86,854
2	Siemens Healthineers AG	2,001,349	85,667
2	Scout24 AG	1,640,595	84,619
*	Aroundtown SA	10,289,864	83,601
	LANXESS AG	1,403,026	81,248
*	Knorr-Bremse AG	741,403	80,490
	Puma SE	124,911	77,367
*,2	Delivery Hero SE	1,666,093	76,806
	Rheinmetall AG	660,438	76,101
	Evonik Industries AG	2,541,690	75,876
	KION Group AG	1,080,971	74,363
	United Internet AG	1,782,935	71,683
^	GEA Group AG	2,543,630	71,267
	HUGO BOSS AG	992,499	69,350
	Bayerische Motoren Werke AG Preference Shares	817,012	60,411
^	K&S AG	2,925,183	59,564
	Carl Zeiss Meditec AG	562,095	55,288
	ProSiebenSat.1 Media SE	3,496,422	55,274
	Fuchs Petrolub SE Preference Shares	1,199,976	52,323
	Nemetschek SE	277,230	51,288
*	Evotec SE	2,017,806	50,363
*,2	Innogy SE (Ordinary Shares)	1,077,299	50,018
*	MorphoSys AG	484,108	48,145
^	OSRAM Licht AG	1,350,024	46,434
	Freenet AG	1,974,224	46,385
	HOCHTIEF AG	309,891	46,332
	Fraport AG Frankfurt Airport Services Worldwide	550,427	45,820
*	Dialog Semiconductor plc	1,172,405	45,612
	TAG Immobilien AG	1,976,718	44,516
	METRO AG	2,600,890	44,193
	Bechtle AG	421,550	43,397
	GRENKE AG	406,081	43,322
	CTS Eventim AG & Co. KGaA	841,248	43,206
	Grand City Properties SA	1,737,327	40,938
*	alstria office REIT-AG	2,530,107	39,725
*	Innogy SE	906,832	39,339
	Axel Springer SE	694,228	39,321
	TLG Immobilien AG	1,327,572	39,111
	Hella GmbH & Co. KGaA	696,581	37,998
*	Gerresheimer AG	484,403	36,496
	Rational AG	51,548	34,809
^	Duerr AG	752,281	34,021
	RTL Group SA	601,451	33,891
	Telefonica Deutschland Holding AG	10,369,077	33,672
	Aareal Bank AG	925,874	32,385
*	Siltronic AG	314,709	30,920
	Jenoptik AG	760,438	30,097
	Software AG	737,298	28,138
2	Deutsche Pfandbriefbank AG	1,978,400	27,624
	Aurubis AG	553,369	27,058
*	RWE AG Preference Shares	1,054,073	26,940
*,2	Rocket Internet SE	1,017,076	26,872

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
^	Sixt SE	240,214	26,787
	Fielmann AG	373,243	26,537
^	1&1 Drillisch AG	704,168	26,296
	CANCOM SE	517,891	26,213
*	Jungheinrich AG Preference Shares	745,513	26,014
^	Deutsche EuroShop AG	831,584	24,992
	Talanx AG	621,510	24,873
	Stroeer SE & Co. KGaA	364,443	24,682
	CompuGroup Medical SE	365,206	24,235
2	ADO Properties SA	443,037	23,288
	Norma Group SE	485,643	22,963
^	Krones AG	229,317	21,394
	Stabilus SA	372,321	20,777
^	Wacker Chemie AG	229,512	20,176
*,2	DWS Group GmbH & Co. KGaA	535,812	19,718
	S&T AG	728,995	19,696
	Salzgitter AG	594,726	19,656
*	CECONOMY AG	2,846,285	19,119
*	Deutz AG	1,905,003	18,825
*,^	AIXTRON SE	1,622,924	18,790
	Suedzucker AG	1,195,407	18,397
	Pfeiffer Vacuum Technology AG	103,614	17,418
	Bilfinger SE	455,480	16,844
*	Nordex SE	991,400	16,104
	Sixt SE Preference Shares	199,402	15,320
	XING SE	41,047	15,276
	FUCHS PETROLUB SE	379,032	15,135
2	Befesa SA	342,518	15,022
	DMG Mori AG	279,136	14,395
	TUI AG (XETR)	1,278,422	14,287
	PATRIZIA Immobilien AG	669,637	13,967
	Indus Holding AG	262,117	13,967
2	Hapag-Lloyd AG	400,990	12,346
^	RIB Software SE	624,948	12,313
	Washtec AG	154,302	12,147
*	Hypoport AG	58,492	11,983
^	Leoni AG	502,330	11,616
	RHOEN-KLINIKUM AG	369,797	10,912
*,^	zooplus AG	97,717	10,626
	Koenig & Bauer AG	216,096	10,506
	KWS Saat SE	154,585	10,489
	Wacker Neuson SE	371,264	10,318
	Schaeffler AG Preference Shares	1,111,025	9,524
^	Isra Vision AG	235,961	9,488
*	Varta AG	205,738	9,240
	Hamburger Hafen und Logistik AG	345,145	8,712
	Kloeckner & Co. SE	1,146,821	8,069
	Takkt AG	482,560	7,595
*,^	Heidelberger Druckmaschinen AG	3,993,580	7,482
	DIC Asset AG	640,464	7,027
	Hornbach Holding AG & Co. KGaA	125,671	6,813
	Draegerwerk AG & Co. KGaA Preference Shares	112,665	6,770
	Diebold Nixdorf AG	97,880	6,605
*,^	SGL Carbon SE	730,796	6,543
	Deutsche Beteiligungs AG	164,516	6,536
	Corestate Capital Holding SA	161,885	6,503
*	Dermapharm Holding SE	172,342	6,275
	Wuestenrot & Wuerttembergische AG	289,673	5,945
	Vossloh AG	126,118	5,805
^	BayWa AG	189,057	5,573
	Bertrandt AG	67,064	5,234
	comdirect bank AG	421,231	4,910
^	ElringKlinger AG	489,005	3,709
^	SMA Solar Technology AG	133,521	3,047

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*,2	Tele Columbus AG	1,385,961	2,985
	Draegerwerk AG & Co. KGaA	49,273	2,300
	CropEnergies AG	239,800	1,572
	H&R GmbH & Co. KGaA	73,191	606
	Hornbach Baumarkt AG	7,241	140
			21,164,975
Greece (0.1%)
	Hellenic Telecommunications Organization SA	3,094,025	42,973
	OPAP SA	3,348,722	36,137
*	Alpha Bank AE	21,217,397	33,033
	JUMBO SA	1,569,713	28,649
*	Eurobank Ergasias SA	27,636,333	23,155
	Motor Oil Hellas Corinth Refineries SA	840,585	21,437
	National Bank of Greece SA	8,436,748	18,562
	Mytilineos Holdings SA	1,567,706	16,976
	Titan Cement Co. SA	612,424	13,278
	Hellenic Telecommunications Organization SA ADR	1,394,223	9,550
*	Piraeus Bank SA	4,371,043	8,911
	Grivalia Properties REIC AE	683,229	8,735
	Hellenic Petroleum SA	825,917	7,662
*	GEK Terna Holding Real Estate Construction SA	1,189,379	6,859
	Terna Energy SA	596,442	4,659
	Aegean Airlines SA	403,659	3,817
	Holding Co. ADMIE IPTO SA	1,963,714	3,774
	Hellenic Exchanges SA	731,506	3,679
	Sarantis SA	416,462	3,451
*	Ellaktor SA	1,793,828	3,447
	Fourlis Holdings SA	557,982	3,368
*	Viohalco SA	839,036	3,156
*	LAMDA Development SA	345,874	2,641
*,§	FF Group	455,279	2,451
*	Public Power Corp. SA	1,518,635	2,156
*,§	Cyprus Popular Bank PCL	12,597,118	—
			312,516
Hong Kong (2.7%)
	AIA Group Ltd.	185,370,730	1,898,092
	Hong Kong Exchanges & Clearing Ltd.	19,131,039	664,590
	CK Hutchison Holdings Ltd.	40,983,253	430,895
	Link REIT	32,334,351	377,793
	Sun Hung Kai Properties Ltd.	21,712,693	374,725
	CK Asset Holdings Ltd.	41,205,443	331,314
	Hong Kong & China Gas Co. Ltd.	137,296,742	327,763
	Hang Seng Bank Ltd.	11,103,518	291,730
	CLP Holdings Ltd.	25,189,679	285,894
	BOC Hong Kong Holdings Ltd.	54,913,437	246,134
	Galaxy Entertainment Group Ltd.	32,636,266	244,421
	Jardine Matheson Holdings Ltd.	3,228,594	212,539
	Sands China Ltd.	36,666,912	201,821
2	WH Group Ltd.	128,037,792	151,496
	China Mengniu Dairy Co. Ltd.	40,802,124	150,739
	New World Development Co. Ltd.	87,251,899	144,551
	Wharf Real Estate Investment Co. Ltd.	18,658,025	143,000
	Power Assets Holdings Ltd.	20,153,360	140,573
	Techtronic Industries Co. Ltd.	19,146,136	138,551
	MTR Corp. Ltd.	21,727,931	129,443
	Hongkong Land Holdings Ltd.	17,924,793	125,149
	Swire Pacific Ltd. Class A	9,569,214	121,179
	Henderson Land Development Co. Ltd.	18,076,821	111,410
	Lenovo Group Ltd.	119,054,076	110,324
	Jardine Strategic Holdings Ltd.	2,779,006	105,127
	Wheelock & Co. Ltd.	12,649,450	90,145
	Sino Land Co. Ltd.	48,659,738	85,595
	CK Infrastructure Holdings Ltd.	9,525,247	77,245
	Hang Lung Properties Ltd.	31,130,746	73,273

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	AAC Technologies Holdings Inc.	10,514,936	68,307
	Want Want China Holdings Ltd.	83,999,892	66,690
	Swire Properties Ltd.	16,104,817	65,536
	Wynn Macau Ltd.	22,279,812	64,103
	Vitasoy International Holdings Ltd.	12,126,389	61,059
	Bank of East Asia Ltd.	18,978,319	59,905
2	Samsonite International SA	19,678,149	56,436
	ASM Pacific Technology Ltd.	4,658,203	54,031
	Wharf Holdings Ltd.	18,714,491	53,785
	Hysan Development Co. Ltd.	9,499,675	53,243
*,^	Semiconductor Manufacturing International Corp.	46,101,331	49,361
	Tingyi Cayman Islands Holding Corp.	28,395,645	46,760
	NWS Holdings Ltd.	21,566,771	44,849
§	Hopewell Holdings Ltd.	8,950,904	44,077
	Hang Lung Group Ltd.	13,419,967	40,024
	PCCW Ltd.	64,790,868	39,068
	Kerry Properties Ltd.	9,119,810	39,036
	Dairy Farm International Holdings Ltd.	4,659,254	36,499
	Xinyi Glass Holdings Ltd.	31,167,268	35,647
	Yue Yuen Industrial Holdings Ltd.	10,863,232	35,088
	SJM Holdings Ltd.	28,629,261	34,618
^	Minth Group Ltd.	10,532,310	33,298
	Melco International Development Ltd.	12,073,784	29,669
	NagaCorp Ltd.	22,984,593	29,516
	Sun Art Retail Group Ltd.	33,710,685	29,461
	Xinyi Solar Holdings Ltd.	49,208,483	28,061
2	BOC Aviation Ltd.	3,187,200	27,396
	Champion REIT	30,001,053	25,406
	Shangri-La Asia Ltd.	17,256,726	24,466
	MGM China Holdings Ltd.	11,337,431	23,405
	VTech Holdings Ltd.	2,487,361	22,726
	PRADA SPA	7,790,023	21,911
*	United Energy Group Ltd.	107,617,710	20,182
	Nexteer Automotive Group Ltd.	12,535,895	19,657
	Great Eagle Holdings Ltd.	4,091,965	19,284
	Fortune REIT (XHKG)	14,669,880	19,006
	SITC International Holdings Co. Ltd.	17,786,473	18,935
	HKBN Ltd.	10,488,418	18,783
	Luk Fook Holdings International Ltd.	5,215,638	18,688
	Chow Tai Fook Jewellery Group Ltd.	16,906,558	18,095
	IGG Inc.	13,604,855	17,249
	Uni-President China Holdings Ltd.	17,880,775	16,374
	Cathay Pacific Airways Ltd.	9,516,742	16,026
	Kerry Logistics Network Ltd.	8,529,413	15,219
	Li & Fung Ltd.	91,426,878	15,191
	First Pacific Co. Ltd.	36,407,176	15,100
*	MMG Ltd.	34,732,816	15,037
*,^,2	Razer Inc.	57,918,918	14,937
	Hongkong & Shanghai Hotels Ltd.	9,884,471	14,473
	Haitong International Securities Group Ltd.	37,863,805	13,735
	Lifestyle International Holdings Ltd.	7,502,198	13,075
	Shougang Fushan Resources Group Ltd.	53,621,075	12,998
	Shun Tak Holdings Ltd.	28,615,784	12,748
	Pacific Basin Shipping Ltd.	61,400,028	12,615
	Johnson Electric Holdings Ltd.	5,249,601	12,359
	Cafe de Coral Holdings Ltd.	4,987,142	12,287
	Shui On Land Ltd.	50,136,183	12,216
	Dah Sing Financial Holdings Ltd.	2,323,389	12,205
	L’Occitane International SA	6,704,818	12,049
^	Man Wah Holdings Ltd.	23,017,697	11,842
*,^	COFCO Meat Holdings Ltd.	28,766,123	11,776
	Towngas China Co. Ltd.	14,790,559	11,768
	Sunlight REIT	15,916,460	11,709
	K Wah International Holdings Ltd.	18,442,169	11,575

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Value Partners Group Ltd.	14,085,716	10,617
^	Gemdale Properties & Investment Corp. Ltd.	77,741,452	10,425
	Guotai Junan International Holdings Ltd.	48,303,664	9,750
^	Mega Expo Holdings Ltd.	17,229,759	9,736
*	Suncity Group Holdings Ltd.	31,072,691	9,560
	Dah Sing Banking Group Ltd.	4,871,147	9,322
	China Travel International Investment Hong Kong Ltd.	39,354,518	9,096
	Hutchison Telecommunications Hong Kong Holdings Ltd.	20,476,786	8,672
	Mandarin Oriental International Ltd.	4,431,379	8,555
	CITIC Telecom International Holdings Ltd.	20,424,891	8,464
2	FIT Hon Teng Ltd.	15,906,671	8,305
	Television Broadcasts Ltd.	4,140,909	8,135
	Asia Cement China Holdings Corp.	6,416,205	7,618
	Road King Infrastructure Ltd.	3,345,980	7,598
	Giordano International Ltd.	15,701,870	7,471
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	4,196,473	7,391
	Chinese Estates Holdings Ltd.	6,984,333	7,291
^	Pou Sheng International Holdings Ltd.	29,866,604	7,009
	SUNeVision Holdings Ltd.	8,101,883	6,916
	Far East Consortium International Ltd.	14,463,167	6,847
	Lai Sun Development Co. Ltd.	4,356,298	6,818
*,^	FIH Mobile Ltd.	45,356,832	6,780
	Prosperity REIT	15,196,740	6,532
	Pacific Textiles Holdings Ltd.	7,687,583	6,505
	China Goldjoy Group Ltd.	161,738,689	6,401
	Chow Sang Sang Holdings International Ltd.	3,769,686	6,264
	Huabao International Holdings Ltd.	13,191,352	6,192
*,^,§	Superb Summit International Group Ltd.	32,112,957	5,977
	SmarTone Telecommunications Holdings Ltd.	5,724,941	5,966
	Microport Scientific Corp.	6,246,715	5,887
*	Esprit Holdings Ltd.	28,664,734	5,818
*,^	Camsing International Holding Ltd.	5,461,106	5,811
^	SA Sa International Holdings Ltd.	16,704,009	5,671
*	Agritrade Resources Ltd.	34,346,058	5,596
*	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,675,504	5,072
	Swire Pacific Ltd. Class B	2,514,398	4,987
	Canvest Environmental Protection Group Co. Ltd.	10,051,532	4,880
*	Anton Oilfield Services Group	34,738,366	4,790
*,^	HC Group Inc.	9,019,271	4,605
*,^,§	Town Health International Medical Group Ltd.	51,896,341	4,565
^,2	IMAX China Holding Inc.	1,656,042	4,562
	Dynam Japan Holdings Co. Ltd.	3,506,800	4,519
	HKR International Ltd.	7,351,728	4,066
2	Regina Miracle International Holdings Ltd.	5,082,189	4,065
	VSTECS Holdings Ltd.	7,378,209	4,049
*	Truly International Holdings Ltd.	23,445,095	3,956
^	United Laboratories International Holdings Ltd.	6,613,579	3,873
	Sun Hung Kai & Co. Ltd.	7,583,302	3,782
	Inspur International Ltd.	6,985,318	3,775
*	Digital Domain Holdings Ltd.	225,398,764	3,544
	China Harmony New Energy Auto Holding Ltd.	9,811,571	3,484
*,^	NewOcean Energy Holdings Ltd.	12,588,176	3,469
^	Nan Hai Corp. Ltd.	170,436,509	3,367
	Singamas Container Holdings Ltd.	18,809,155	3,333
	Liu Chong Hing Investment Ltd.	1,894,737	3,299
2	Crystal International Group Ltd.	6,802,435	3,298
	Texwinca Holdings Ltd.	8,080,460	3,212
	Spring REIT	7,089,108	3,148
*,§	Convoy Global Holdings Ltd.	147,589,460	3,142
*	Beijing Sports and Entertainment Industry Group Ltd.	10,067,396	3,132
	Goodbaby International Holdings Ltd.	10,952,114	3,110
*,^	China LNG Group Ltd.	22,560,586	3,023
	Macau Legend Development Ltd.	18,526,058	3,000
*,^	GCL New Energy Holdings Ltd.	79,285,756	2,982

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Ju Teng International Holdings Ltd.	10,086,047	2,950
	Lee’s Pharmaceutical Holdings Ltd.	3,439,070	2,944
*,^	Honghua Group Ltd.	34,267,047	2,930
*	G-Resources Group Ltd.	301,732,034	2,891
*	We Solutions Ltd.	43,018,158	2,487
	Emperor Capital Group Ltd.	51,490,631	2,401
	TPV Technology Ltd.	9,979,554	2,318
*,^	Zhaobangji Properties Holdings Ltd.	2,240,000	2,288
*,^	KuangChi Science Ltd.	26,796,573	2,256
*	Lifestyle China Group Ltd.	6,026,564	2,230
*	Hong Kong Television Network Ltd.	4,876,416	2,165
*	China Strategic Holdings Ltd.	207,049,045	2,079
^,2	CGN New Energy Holdings Co. Ltd.	13,288,209	1,993
*,^	Panda Green Energy Group Ltd.	46,512,155	1,966
*	Beijing Enterprises Medical & Health Group Ltd.	62,153,386	1,918
*	China Financial International Investments Ltd.	88,175,838	1,448
	Emperor Watch & Jewellery Ltd.	44,823,749	1,366
	EVA Precision Industrial Holdings Ltd.	12,256,040	1,266
*,^	China Silver Group Ltd.	14,138,516	1,227
^	Shenwan Hongyuan HK Ltd.	5,213,589	1,225
*,^	Global Brands Group Holding Ltd.	9,688,607	1,185
	Henderson Investment Ltd.	13,217,981	1,179
*	New Sports Group Ltd.	18,424,077	1,177
	Parkson Retail Group Ltd.	14,569,174	1,171
*,^	Future World Financial Holdings Ltd.	92,294,426	1,118
	BOE Varitronix Ltd.	3,241,063	976
*	New World Department Store China Ltd.	4,494,728	946
	Yip’s Chemical Holdings Ltd.	2,432,409	832
*	Sunshine Oilsands Ltd.	52,247,203	720
	China Baoli Technologies Holdings Ltd.	26,443,361	706
	Chong Hing Bank Ltd.	363,334	685
*	CST Group Ltd.	223,774,697	685
*	Technovator International Ltd.	4,642,124	669
*,§	Brightoil Petroleum Holdings Ltd.	25,187,768	642
*,^	China LotSynergy Holdings Ltd.	86,910,449	533
	CP Pokphand Co. Ltd.	5,836,412	498
*	Mei Ah Entertainment Group Ltd.	12,615,496	434
*,^,§	China Animal Healthcare Ltd.	4,917,000	328
	Freeman FinTech Corp. Ltd.	5,927,352	258
*	Good Resources Holdings Ltd.	5,258,020	109
*	Silver Base Group Holdings Ltd.	2,930,802	95
*	Sino Oil And Gas Holdings Ltd.	1,951,112	42
*,§	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,§	China Forestry Holdings Co. Ltd.	3,050,000	—
			10,032,562
Hungary (0.1%)
	OTP Bank Nyrt	3,501,370	155,710
	MOL Hungarian Oil & Gas plc	6,498,205	74,831
	Richter Gedeon Nyrt	2,164,675	42,951
	Magyar Telekom Telecommunications plc	5,484,265	8,647
*,^	Opus Global Nyrt	1,375,481	2,148
*	KONZUM Befektetesi es Vagyonkezelo Nyrt	1,190,307	909
			285,196
India (2.6%)
	Reliance Industries Ltd.	47,668,676	954,969
	Housing Development Finance Corp. Ltd.	26,465,701	759,271
	Infosys Ltd.	57,849,337	623,094
	Tata Consultancy Services Ltd.	13,777,799	447,840
*	Axis Bank Ltd.	27,449,358	302,598
	Hindustan Unilever Ltd.	10,837,734	273,737
	ITC Ltd.	44,838,051	194,344
	Maruti Suzuki India Ltd.	1,848,819	177,153
	HCL Technologies Ltd.	8,264,733	140,663
	Bajaj Finance Ltd.	2,635,595	117,348

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Oil & Natural Gas Corp. Ltd.	46,919,501	114,165
	Sun Pharmaceutical Industries Ltd.	16,750,775	110,282
	UltraTech Cement Ltd.	1,590,447	105,588
*	State Bank of India	23,473,064	104,615
	Larsen & Toubro Ltd.	5,112,016	99,145
	Asian Paints Ltd.	4,380,542	92,151
	Bharti Airtel Ltd.	19,460,405	89,618
	Tech Mahindra Ltd.	7,400,897	89,019
	Bharat Petroleum Corp. Ltd.	15,185,785	83,164
	Mahindra & Mahindra Ltd.	8,926,306	82,842
	Coal India Ltd.	22,332,202	80,967
	JSW Steel Ltd.	18,178,683	80,626
	Titan Co. Ltd.	4,725,297	78,693
	Indian Oil Corp. Ltd.	33,318,195	75,861
	UPL Ltd.	5,440,584	75,833
	NTPC Ltd.	36,438,365	70,160
	Wipro Ltd.	14,992,528	64,429
	Grasim Industries Ltd.	4,939,625	64,012
	Bajaj Finserv Ltd.	584,464	63,223
	Yes Bank Ltd.	26,019,794	62,875
	Adani Ports & Special Economic Zone Ltd.	10,657,854	60,205
	Eicher Motors Ltd.	203,573	59,636
	Vedanta Ltd.	24,760,363	59,446
	Bajaj Auto Ltd.	1,334,016	57,244
	Nestle India Ltd.	355,447	55,688
	Hero MotoCorp Ltd.	1,506,290	54,414
	Zee Entertainment Enterprises Ltd.	8,602,354	53,515
	Godrej Consumer Products Ltd.	5,658,211	52,995
	Indiabulls Housing Finance Ltd.	4,978,368	49,793
	Bharti Infratel Ltd.	13,131,426	49,581
	Aurobindo Pharma Ltd.	4,177,215	49,202
*,2	RBL Bank Ltd.	4,833,476	47,166
	Dabur India Ltd.	8,099,058	46,345
*	Tata Motors Ltd.	14,726,700	45,404
	Piramal Enterprises Ltd.	1,319,663	44,849
	Dr Reddy’s Laboratories Ltd.	1,047,012	44,069
	Lupin Ltd.	3,509,713	43,993
	GAIL India Ltd.	8,243,719	42,225
	Shriram Transport Finance Co. Ltd.	2,581,268	41,235
	Havells India Ltd.	3,691,545	41,107
	Cipla Ltd.	5,014,670	40,733
	Hindalco Industries Ltd.	13,680,256	40,544
	Hindustan Petroleum Corp. Ltd.	9,245,383	38,870
2	ICICI Lombard General Insurance Co. Ltd.	2,449,961	38,524
	United Spirits Ltd.	4,682,069	37,756
	Ambuja Cements Ltd.	11,836,939	37,531
	Britannia Industries Ltd.	885,428	36,857
	Shree Cement Ltd.	128,945	36,684
	Marico Ltd.	6,973,034	36,010
	Tata Steel Ltd.	4,446,786	35,637
2	HDFC Life Insurance Co. Ltd.	5,967,237	34,721
*,2	Avenue Supermarts Ltd.	1,793,118	33,399
	Pidilite Industries Ltd.	1,876,645	33,310
	Wipro Ltd. ADR	7,285,374	33,294
	Divi’s Laboratories Ltd.	1,290,393	32,412
2	InterGlobe Aviation Ltd.	1,450,218	31,613
	Power Grid Corp. of India Ltd.	11,787,066	31,612
	Motherson Sumi Systems Ltd.	14,421,138	30,400
	Mindtree Ltd.	2,108,060	29,748
	Federal Bank Ltd.	22,251,746	29,684
	Bosch Ltd.	112,490	29,144
	Petronet LNG Ltd.	8,159,192	28,319
*	Vodafone Idea Ltd.	126,574,460	28,114
	LIC Housing Finance Ltd.	3,845,167	27,475

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Mahindra & Mahindra Financial Services Ltd.	4,534,743	26,134
	Info Edge India Ltd.	926,933	25,742
	IDFC First Bank Ltd.	35,627,991	25,592
2	ICICI Prudential Life Insurance Co. Ltd.	4,676,826	24,853
	Page Industries Ltd.	74,620	24,794
	Apollo Hospitals Enterprise Ltd.	1,416,463	24,768
*	Bharat Financial Inclusion Ltd.	1,617,520	23,446
	Jubilant Foodworks Ltd.	1,207,003	23,067
	Container Corp. Of India Ltd.	3,235,442	22,934
2	SBI Life Insurance Co. Ltd.	2,455,308	22,605
	IIFL Holdings Ltd.	3,602,841	22,376
	Ashok Leyland Ltd.	17,779,599	22,232
	Siemens Ltd.	1,314,511	22,168
	REC Ltd.	10,246,786	21,709
	United Breweries Ltd.	1,054,791	21,518
	Crompton Greaves Consumer Electricals Ltd.	6,215,586	21,232
	Rajesh Exports Ltd.	2,109,460	20,460
	Glenmark Pharmaceuticals Ltd.	2,187,559	20,089
2	AU Small Finance Bank Ltd.	2,126,490	19,707
	Bharat Forge Ltd.	2,881,343	19,568
	Biocon Ltd.	2,258,535	19,298
	Colgate-Palmolive India Ltd.	1,098,157	19,094
*	Future Retail Ltd.	3,154,231	19,064
	Cadila Healthcare Ltd.	3,849,902	18,021
	Bajaj Holdings & Investment Ltd.	395,496	17,547
*	State Bank of India GDR	391,758	17,541
	Bank of Baroda	10,263,688	17,227
	NMDC Ltd.	11,867,370	17,147
	ABB India Ltd.	791,734	16,841
*	Power Finance Corp. Ltd.	10,072,318	16,747
	Castrol India Ltd.	7,608,737	16,700
	Indian Hotels Co. Ltd.	7,465,939	16,569
	Oracle Financial Services Software Ltd.	321,514	16,273
	Torrent Pharmaceuticals Ltd.	628,525	16,198
	GlaxoSmithKline Consumer Healthcare Ltd.	154,106	16,137
	Mphasis Ltd.	1,156,801	16,131
*,2	Bandhan Bank Ltd.	1,854,123	15,982
	ACC Ltd.	679,154	15,939
	Berger Paints India Ltd.	3,420,518	15,686
	DLF Ltd.	6,301,322	15,671
*	Jindal Steel & Power Ltd.	6,053,541	15,507
	Hindustan Zinc Ltd.	3,645,709	14,510
	Dr Reddy’s Laboratories Ltd. ADR	341,152	14,291
	Tata Power Co. Ltd.	14,591,375	14,221
	L&T Finance Holdings Ltd.	7,527,630	14,192
	Alkem Laboratories Ltd.	570,349	14,084
*	Punjab National Bank	11,499,675	14,054
*	Fortis Healthcare Ltd.	7,038,855	14,030
	Voltas Ltd.	1,613,071	13,984
*	AIA Engineering Ltd.	532,036	13,885
	Bharat Heavy Electricals Ltd.	13,424,207	13,666
	MRF Ltd.	17,527	13,330
*	Steel Authority of India Ltd.	16,461,210	13,212
	TVS Motor Co. Ltd.	1,834,625	12,985
	City Union Bank Ltd.	4,384,679	12,784
	Muthoot Finance Ltd.	1,457,100	12,509
*	GRUH Finance Ltd.	2,729,192	12,475
*	Adani Transmission Ltd.	3,932,060	12,389
	Apollo Tyres Ltd.	4,111,356	12,179
	PI Industries Ltd.	803,231	12,061
*	Max Financial Services Ltd.	2,002,811	12,028
	Cholamandalam Investment and Finance Co. Ltd.	587,829	11,744
	Kansai Nerolac Paints Ltd.	1,846,934	11,711
	Edelweiss Financial Services Ltd.	5,471,220	11,702

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	NHPC Ltd.	34,624,504	11,628
	Manappuram Finance Ltd.	6,769,323	11,487
*	Bata India Ltd.	548,154	11,469
	Gillette India Ltd.	104,828	11,363
	Oil India Ltd.	4,329,863	11,258
*	Aditya Birla Capital Ltd.	7,893,021	11,096
*	Odisha Cement Ltd.	670,626	11,066
	Bharat Electronics Ltd.	8,806,888	11,041
	Cummins India Ltd.	1,052,994	11,002
	Tata Global Beverages Ltd.	3,541,880	10,657
	Sun TV Network Ltd.	1,287,789	10,629
2	HDFC Asset Management Co. Ltd.	432,181	10,536
	Natco Pharma Ltd.	1,340,406	10,513
	CESC Ltd.	1,035,508	10,431
*	Godrej Properties Ltd.	865,009	10,325
2	Larsen & Toubro Infotech Ltd.	416,470	10,283
	Jubilant Life Sciences Ltd.	1,078,147	10,248
	Ramco Cements Ltd.	913,646	10,174
	Oberoi Realty Ltd.	1,348,936	9,842
	PVR Ltd.	385,272	9,804
	Exide Industries Ltd.	3,174,736	9,775
*	Adani Power Ltd.	15,080,005	9,751
	Balkrishna Industries Ltd.	739,502	9,721
	Emami Ltd.	1,734,215	9,644
	Indiabulls Ventures Ltd.	2,212,383	9,443
	Indraprastha Gas Ltd.	2,081,411	9,360
	NCC Ltd.	6,494,784	9,267
*	Tata Motors Ltd. Class A	6,100,461	8,976
	Tata Communications Ltd.	1,109,497	8,954
	Escorts Ltd.	836,822	8,894
	Supreme Industries Ltd.	527,900	8,671
	Ipca Laboratories Ltd.	631,436	8,648
	Godrej Industries Ltd.	1,167,039	8,631
	Whirlpool of India Ltd.	429,351	8,581
	NIIT Technologies Ltd.	459,479	8,547
	Mahanagar Gas Ltd.	614,748	8,532
*	Aditya Birla Fashion and Retail Ltd.	2,752,249	8,530
	Kajaria Ceramics Ltd.	989,697	8,468
*	Canara Bank	2,236,217	8,377
	SRF Ltd.	224,988	8,303
*,§	Bharti Airtel Ltd. Rights Expire 05/17/2019	5,518,622	7,958
	Varun Beverages Ltd.	629,098	7,931
	DCB Bank Ltd.	2,444,501	7,463
	Sundaram Finance Ltd.	359,198	7,459
*	3M India Ltd.	22,122	7,292
	Pfizer Ltd.	160,594	7,262
	Vakrangee Ltd.	8,039,660	7,257
	Adani Enterprises Ltd.	3,944,524	7,204
*	GMR Infrastructure Ltd.	29,272,529	7,007
	Bayer CropScience Ltd.	117,815	6,967
	Phoenix Mills Ltd.	799,716	6,901
	KRBL Ltd.	1,409,381	6,730
	Torrent Power Ltd.	1,838,903	6,685
	Hexaware Technologies Ltd.	1,325,674	6,643
	Prestige Estates Projects Ltd.	1,728,220	6,503
2	Endurance Technologies Ltd.	378,079	6,395
	Sanofi India Ltd.	78,552	6,339
*	Just Dial Ltd.	757,051	6,304
*	Bank of India	4,855,119	6,165
*,2	PNB Housing Finance Ltd.	603,351	6,146
	Century Textiles & Industries Ltd.	460,711	6,077
	National Aluminium Co. Ltd.	8,111,204	6,042
2	Dr Lal PathLabs Ltd.	402,025	6,037
	Coromandel International Ltd.	957,043	5,978

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*	Aarti Industries Ltd.	254,826	5,946
	NBCC India Ltd.	7,117,700	5,934
*	TeamLease Services Ltd.	136,882	5,842
2	Syngene International Ltd.	656,804	5,803
*,2	Quess Corp. Ltd.	574,514	5,774
	Gujarat State Petronet Ltd.	1,998,728	5,746
	Ajanta Pharma Ltd.	403,508	5,745
	Thermax Ltd.	409,390	5,738
*	Adani Gas Ltd.	2,972,500	5,728
	HEG Ltd.	235,015	5,502
	WABCO India Ltd.	61,084	5,496
*,2	Eris Lifesciences Ltd.	600,135	5,456
	Graphite India Ltd.	988,906	5,441
	Dewan Housing Finance Corp. Ltd.	2,792,890	5,430
	Strides Pharma Science Ltd.	787,089	5,427
	Amara Raja Batteries Ltd.	564,316	5,371
	Gujarat Gas Ltd.	2,315,379	5,297
	Karur Vysya Bank Ltd.	4,690,615	5,224
	Persistent Systems Ltd.	561,622	5,138
	Cholamandalam Financial Holdings Ltd.	686,302	5,091
	Sundram Fasteners Ltd.	636,954	5,056
	Indian Bank	1,389,703	5,041
*	JSW Energy Ltd.	4,983,627	5,004
	Balrampur Chini Mills Ltd.	2,302,942	4,997
	Alembic Pharmaceuticals Ltd.	618,277	4,955
	Gujarat Fluorochemicals Ltd.	325,138	4,869
	Motilal Oswal Financial Services Ltd.	458,518	4,690
	Bombay Burmah Trading Co.	256,017	4,589
	Dish TV India Ltd.	8,700,719	4,503
	Karnataka Bank Ltd.	2,457,527	4,481
*	Union Bank of India	3,678,675	4,418
	Care Ratings Ltd.	310,461	4,389
*	Astral Poly Technik Ltd.	247,587	4,389
	Thomas Cook India Ltd.	1,217,459	4,305
	Symphony Ltd.	217,802	4,281
2	Dilip Buildcon Ltd.	552,291	4,281
*	Mahindra CIE Automotive Ltd.	1,292,304	4,233
	Welspun India Ltd.	5,486,885	4,203
	eClerx Services Ltd.	254,217	4,187
	Minda Industries Ltd.	798,266	4,175
	Radico Khaitan Ltd.	808,944	4,115
*	Suzlon Energy Ltd.	41,397,557	4,078
	Sadbhav Engineering Ltd.	1,195,265	4,075
	Sterlite Technologies Ltd.	1,466,211	4,026
	Engineers India Ltd.	2,495,453	4,004
	Reliance Capital Ltd.	2,075,723	3,970
	TTK Prestige Ltd.	33,224	3,920
	V-Mart Retail Ltd.	97,640	3,910
	Redington India Ltd.	2,666,259	3,902
*	Equitas Holdings Ltd.	2,074,776	3,892
	Ceat Ltd.	255,282	3,869
	Raymond Ltd.	341,265	3,786
	IRB Infrastructure Developers Ltd.	2,136,939	3,749
	PC Jeweller Ltd.	2,162,448	3,715
	Infosys Ltd. ADR	344,663	3,709
	JM Financial Ltd.	2,850,775	3,629
	Blue Dart Express Ltd.	76,580	3,621
*	KPIT Technologies Ltd.	2,372,477	3,522
	Gujarat Pipavav Port Ltd.	2,777,459	3,518
	Sobha Ltd.	507,274	3,505
	Welspun Corp. Ltd.	1,810,548	3,463
*	V-Guard Industries Ltd.	1,099,821	3,445
	Jain Irrigation Systems Ltd.	4,384,534	3,438
*	Oriental Bank of Commerce	2,462,467	3,426

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*	CG Power and Industrial Solutions Ltd.	6,201,501	3,349
2	Laurus Labs Ltd.	604,152	3,321
	South Indian Bank Ltd.	14,605,728	3,268
	Bajaj Consumer Care Ltd.	678,193	3,202
	Chambal Fertilizers and Chemicals Ltd.	1,396,713	3,119
	Birlasoft Ltd.	2,314,326	3,116
	Finolex Cables Ltd.	488,716	3,095
*	Allahabad Bank	4,495,931	3,036
	Mangalore Refinery & Petrochemicals Ltd.	2,928,142	3,029
	IDFC Ltd.	5,228,049	3,019
*	Syndicate Bank	5,531,341	2,992
*	Sun Pharma Advanced Research Co. Ltd.	1,233,608	2,986
	GE T&D India Ltd.	805,935	2,956
	Reliance Infrastructure Ltd.	1,901,270	2,953
	Arvind Ltd.	2,424,142	2,900
	India Cements Ltd.	1,864,751	2,872
*	Indiabulls Real Estate Ltd.	1,722,420	2,850
*	TV18 Broadcast Ltd.	6,201,623	2,793
	Avanti Feeds Ltd.	531,278	2,773
	Kaveri Seed Co. Ltd.	429,573	2,753
	PTC India Ltd.	2,731,661	2,726
	Multi Commodity Exchange of India Ltd.	217,249	2,683
*	Jammu & Kashmir Bank Ltd.	3,063,858	2,673
	EIH Ltd.	962,612	2,615
	Jindal Saw Ltd.	2,241,047	2,614
	Repco Home Finance Ltd.	426,155	2,560
	Great Eastern Shipping Co. Ltd.	610,877	2,537
*	Future Consumer Ltd.	4,103,530	2,523
*	Hindustan Construction Co. Ltd.	12,967,528	2,500
	Tata Chemicals Ltd.	295,974	2,457
*	Wockhardt Ltd.	408,410	2,426
	GlaxoSmithKline Pharmaceuticals Ltd.	128,137	2,367
	Cox & Kings Ltd.	1,264,202	2,205
*	Central Bank of India	4,757,757	2,157
	Vedanta Ltd. ADR	218,257	2,087
	GE Power India Ltd.	159,998	2,084
*	Tata Motors Ltd. ADR	115,920	1,785
	Rain Industries Ltd.	1,079,237	1,782
*	IFCI Ltd.	10,632,063	1,621
*	Housing Development & Infrastructure Ltd.	4,833,917	1,616
	Gateway Distriparks Ltd.	822,382	1,580
*	Jaiprakash Associates Ltd.	20,132,790	1,565
*,2	Godrej Agrovet Ltd.	208,062	1,555
	Srei Infrastructure Finance Ltd.	4,105,550	1,533
*	Sintex Plastics Technology Ltd.	5,569,360	1,438
	VA Tech Wabag Ltd.	341,003	1,404
*	CESC Ventures Ltd.	185,370	1,322
*	Corp Bank	3,332,363	1,314
*	Andhra Bank	3,410,876	1,222
*	Indian Overseas Bank	5,395,206	1,094
	Gujarat Mineral Development Corp. Ltd.	1,000,049	1,060
*	RattanIndia Power Ltd.	24,769,936	944
*	UCO Bank	2,956,646	762
*	Shipping Corp. of India Ltd.	1,530,257	758
*	Spencer’s Retail Ltd.	326,248	679
*	Reliance Power Ltd.	7,568,795	658
*	Bajaj Hindusthan Sugar Ltd.	5,426,180	648
*	Jet Airways India Ltd.	293,163	646
	Reliance Home Finance Ltd.	1,577,613	572
*	Reliance Communications Ltd.	20,887,959	557
	Sintex Industries Ltd.	4,774,274	542
	McLeod Russel India Ltd.	613,252	538
*	Shree Renuka Sugars Ltd.	3,383,552	523
	Marksans Pharma Ltd.	615,367	209

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*	Cox & Kings Financial Service Ltd.	361,648	197
*	Unitech Ltd.	9,269,475	173
*	Solara Active Pharma Sciences Ltd.	16,162	89
	Sundaram Finance Holdings Ltd.	40,805	47
*	JITF Infralogistics Ltd.	127,987	26
*,§	Chennai Super Kings Cricket Ltd.	951,110	—
			9,580,315
Indonesia (0.5%)
	Bank Central Asia Tbk PT	148,153,542	299,281
*	Bank Rakyat Indonesia Persero Tbk PT	811,395,879	249,468
	Telekomunikasi Indonesia Persero Tbk PT	710,804,070	189,278
	Astra International Tbk PT	311,005,540	166,487
*	Bank Mandiri Persero Tbk PT	284,272,487	154,873
*	Bank Negara Indonesia Persero Tbk PT	115,049,669	77,642
	Unilever Indonesia Tbk PT	17,639,050	56,335
	United Tractors Tbk PT	23,270,473	44,438
	Gudang Garam Tbk PT	7,178,298	42,595
	Semen Indonesia Persero Tbk PT	44,787,317	42,516
	Charoen Pokphand Indonesia Tbk PT	111,201,142	41,162
	Hanjaya Mandala Sampoerna Tbk PT	136,391,058	33,533
	Indofood Sukses Makmur Tbk PT	67,837,184	33,122
	Indocement Tunggal Prakarsa Tbk PT	19,973,855	30,887
	Kalbe Farma Tbk PT	280,679,643	30,452
	Bank Danamon Indonesia Tbk PT	46,426,044	28,847
	Perusahaan Gas Negara Persero Tbk	162,862,203	26,545
	Indofood CBP Sukses Makmur Tbk PT	35,305,098	24,123
	Indah Kiat Pulp & Paper Corp. Tbk PT	40,228,251	20,913
	Adaro Energy Tbk PT	198,964,160	18,253
	Pakuwon Jati Tbk PT	341,010,864	17,106
	Barito Pacific Tbk PT	60,299,908	17,065
*	Bukit Asam Tbk PT	60,008,346	16,694
	Ciputra Development Tbk PT	207,420,017	16,457
*	Jasa Marga Persero Tbk PT	33,575,378	14,387
*	Pabrik Kertas Tjiwi Kimia Tbk PT	18,861,241	13,349
	Summarecon Agung Tbk PT	160,279,677	12,585
	Ace Hardware Indonesia Tbk PT	101,407,646	11,749
*	Bumi Serpong Damai Tbk PT	116,548,271	11,748
	Surya Citra Media Tbk PT	82,953,632	10,830
*	XL Axiata Tbk PT	52,451,360	10,755
*	Bank Tabungan Negara Persero Tbk PT	56,368,891	10,038
	Matahari Department Store Tbk PT	35,044,952	10,034
*	Waskita Karya Persero Tbk PT	65,495,001	9,766
*	Kresna Graha Investama Tbk PT	210,730,488	8,580
	Indo Tambangraya Megah Tbk PT	6,152,920	8,309
	Tower Bersama Infrastructure Tbk PT	29,826,288	8,277
	Wijaya Karya Persero Tbk PT	48,400,408	8,235
	AKR Corporindo Tbk PT	25,418,650	7,946
*	Aneka Tambang Tbk	130,047,230	7,917
	Mitra Adiperkasa Tbk PT	102,673,861	7,174
*	Vale Indonesia Tbk PT	31,126,102	6,672
*	Panin Financial Tbk PT	235,038,692	6,671
*	Medco Energi Internasional Tbk PT	106,534,073	6,574
	Lippo Karawaci Tbk PT	278,774,315	6,405
	PP Persero Tbk PT	36,740,414	6,201
*	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	37,082,623	5,288
	Media Nusantara Citra Tbk PT	76,367,233	5,042
	Ramayana Lestari Sentosa Tbk PT	38,688,516	4,848
*	Sentul City Tbk PT	588,715,401	4,760
*	Link Net Tbk PT	13,863,730	4,228
	Astra Agro Lestari Tbk PT	5,506,287	4,203
*	Trada Alam Minera Tbk PT	481,475,476	3,957
*	Timah Tbk PT	41,032,795	3,950
*	Alam Sutera Realty Tbk PT	148,198,219	3,493
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	42,862,070	3,280

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*	Adhi Karya Persero Tbk PT	24,681,778	3,019
	Global Mediacom Tbk PT	94,051,917	2,655
	Surya Semesta Internusa Tbk PT	52,247,785	2,477
*	Eagle High Plantations Tbk PT	153,757,747	1,725
*	Agung Podomoro Land Tbk PT	119,320,143	1,449
*	Siloam International Hospitals Tbk PT	4,932,913	1,414
*	Krakatau Steel Persero Tbk PT	45,054,161	1,386
	Bekasi Fajar Industrial Estate Tbk PT	65,376,056	1,359
*	Semen Baturaja Persero TBK PT	18,004,682	1,239
*	Intiland Development Tbk PT	41,537,494	967
	Salim Ivomas Pratama Tbk PT	32,587,431	947
*	Kawasan Industri Jababeka Tbk PT	27,633,099	485
*	Medco Energi Internasional Tbk PT Warrants Expire 12/11/2020	23,126,700	428
	Sampoerna Agro Tbk PT	1,154,298	199
*	Lippo Cikarang Tbk PT	1,012,823	132
*	Berlian Laju Tanker Tbk PT	25,926,000	91
*	Bakrie and Brothers Tbk PT	5,967,850	21
*	Matahari Putra Prima Tbk PT	237,718	3
			1,945,319
Ireland (0.2%)
	Kerry Group plc Class A	2,232,220	250,029
	CRH plc (XDUB)	7,274,881	244,733
	Kingspan Group plc	2,292,546	120,529
*	Bank of Ireland Group plc	14,068,126	89,931
	AIB Group plc	12,065,864	56,057
	Glanbia plc	3,011,255	55,382
	Green REIT plc	10,808,815	20,549
	Dalata Hotel Group plc	2,763,177	18,259
	C&C Group plc	4,624,513	17,526
	Hibernia REIT plc	10,262,655	16,461
*	Cairn Homes plc (XLON)	10,215,702	14,694
	Irish Continental Group plc	2,375,840	13,414
*	Permanent TSB Group Holdings plc	1,653,102	2,550
*	Cairn Homes plc (XDUB)	769,853	1,108
*,§	Irish Bank Resolution Corp. Ltd.	698,992	—
			921,222
Israel (0.3%)
*	Teva Pharmaceutical Industries Ltd.	14,678,982	223,340
	Bank Leumi Le-Israel BM	22,949,184	157,155
*	Nice Ltd.	947,655	130,545
	Bank Hapoalim BM	16,778,027	123,517
	Israel Discount Bank Ltd. Class A	18,037,545	70,413
	Israel Chemicals Ltd.	10,632,666	56,457
	Elbit Systems Ltd.	368,363	51,350
	Mizrahi Tefahot Bank Ltd.	2,016,713	43,656
	Azrieli Group Ltd.	547,978	31,220
*	Tower Semiconductor Ltd.	1,491,292	27,216
	Paz Oil Co. Ltd.	152,652	22,254
	Bezeq The Israeli Telecommunication Corp. Ltd.	31,636,914	21,642
	First International Bank Of Israel Ltd.	785,393	19,738
	Alony Hetz Properties & Investments Ltd.	1,546,617	18,848
*	Airport City Ltd.	1,065,304	17,691
	Strauss Group Ltd.	614,198	15,668
	Delek Group Ltd.	78,338	14,918
*	Israel Corp. Ltd.	54,126	13,059
	Harel Insurance Investments & Financial Services Ltd.	1,723,644	12,921
	Melisron Ltd.	246,420	12,453
*	Nova Measuring Instruments Ltd.	420,801	11,779
	Gazit-Globe Ltd.	1,435,364	11,587
*	Oil Refineries Ltd.	22,834,169	11,217
	Shufersal Ltd.	1,686,643	11,216
	Reit 1 Ltd.	2,433,512	11,072
	Amot Investments Ltd.	1,794,478	10,580
	Phoenix Holdings Ltd.	1,813,073	10,350

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*	Clal Insurance Enterprises Holdings Ltd.	584,892	8,120
*	Jerusalem Economy Ltd.	2,301,618	7,662
*	Shikun & Binui Ltd.	2,901,786	7,507
	Electra Ltd.	23,903	6,547
*	Partner Communications Co. Ltd.	1,371,095	6,199
	Shapir Engineering and Industry Ltd.	1,631,017	5,877
	Matrix IT Ltd.	428,772	5,719
	Hilan Ltd.	205,059	5,658
	Sella Capital Real Estate Ltd.	2,837,056	5,507
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	105,174	5,496
	IDI Insurance Co. Ltd.	114,517	5,350
*	Teva Pharmaceutical Industries Ltd. ADR	346,630	5,276
	Formula Systems 1985 Ltd.	109,636	5,236
	Migdal Insurance & Financial Holding Ltd.	4,960,013	5,135
*	Africa Israel Properties Ltd.	169,086	4,597
*	Brack Capital Properties NV	42,571	4,506
	Kenon Holdings Ltd.	222,545	4,369
	AudioCodes Ltd.	289,639	4,188
	Bayside Land Corp.	8,397	4,119
	Menora Mivtachim Holdings Ltd.	317,935	4,093
	Gilat Satellite Networks Ltd.	453,402	4,048
	Delta Galil Industries Ltd.	119,623	3,610
*	Big Shopping Centers Ltd.	49,589	3,471
*	Cellcom Israel Ltd. (Registered)	814,921	3,412
*	Allot Ltd.	423,586	3,183
	Naphtha Israel Petroleum Corp. Ltd.	464,860	2,829
*	Kamada Ltd.	434,958	2,537
	Delek Automotive Systems Ltd.	502,413	2,260
	Norstar Holdings Inc.	154,774	2,188
	Property & Building Corp. Ltd.	11,179	989
*	Cellcom Israel Ltd.	96,644	396
			1,301,946
Italy (1.7%)
	Enel SPA	119,003,337	753,551
	Eni SPA	38,202,869	651,023
	Intesa Sanpaolo SPA (Registered)	231,438,723	606,376
	UniCredit SPA	34,137,337	472,603
	Assicurazioni Generali SPA	19,744,423	383,084
^	Ferrari NV	1,919,161	260,300
^	Fiat Chrysler Automobiles NV	16,804,723	258,985
	Atlantia SPA	8,115,571	221,562
	Snam SPA	34,626,493	176,280
	CNH Industrial NV	15,176,432	164,997
	Terna Rete Elettrica Nazionale SPA	21,623,046	129,721
	Mediobanca Banca di Credito Finanziario SPA	11,117,873	117,842
	Moncler SPA	2,810,753	115,562
	EXOR NV	1,625,859	108,417
	Tenaris SA	6,722,792	93,191
*	Telecom Italia SPA (Registered)	157,674,108	88,262
	Davide Campari-Milano SPA	8,668,882	87,452
	FinecoBank Banca Fineco SPA	5,997,244	78,996
*	Prysmian SPA	4,015,367	77,531
2	Poste Italiane SPA	7,048,064	75,326
	Leonardo SPA	5,921,247	68,478
	Recordati SPA	1,467,335	59,292
*,^	Banco BPM SPA	23,049,526	54,870
	Telecom Italia SPA (Bearer)	99,922,759	52,177
	Italgas SPA	7,870,502	49,163
*,2	Pirelli & C SPA	6,618,933	48,387
^	Unione di Banche Italiane SPA	15,392,440	48,054
	Interpump Group SPA	1,238,959	46,590
	Hera SPA	12,370,191	44,035
*	Saipem SPA	8,474,294	42,986
	A2A SPA	24,095,290	40,327

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Unipol Gruppo SPA	7,302,225	37,199
^	Azimut Holding SPA	1,805,048	36,501
	Amplifon SPA	1,807,342	34,770
	DiaSorin SPA	349,713	34,187
^	Banca Mediolanum SPA	4,519,284	33,193
	Brembo SPA	2,356,238	30,994
2	Infrastrutture Wireless Italiane SPA	3,682,505	30,524
	Cerved Group SPA	2,935,697	28,691
^	BPER Banca	5,730,137	27,550
	Banca Generali SPA	899,681	25,420
*	De’ Longhi SPA	986,475	25,286
^	UnipolSai Assicurazioni SPA	9,206,689	25,228
	Iren SPA	10,429,197	24,393
^	Buzzi Unicem SPA	1,079,413	24,066
	Salvatore Ferragamo SPA	1,040,814	23,614
	Societa Cattolica di Assicurazioni SC	2,498,242	23,276
2	Enav SPA	3,959,356	21,622
	IMA Industria Macchine Automatiche SPA	260,721	20,502
	Reply SPA	309,661	20,185
	Autogrill SPA	1,974,246	19,186
	Brunello Cucinelli SPA	515,797	18,752
2	Technogym SPA	1,506,029	18,481
	Banca Popolare di Sondrio SCPA	6,732,660	18,329
*,2	Anima Holding SPA	4,460,049	17,775
	Societa Iniziative Autostradali e Servizi SPA	1,030,074	16,984
	ERG SPA	870,224	16,076
*,^	Mediaset SPA	4,814,413	16,028
	Saras SPA	8,527,287	15,235
	ASTM SPA	507,404	12,929
	ACEA SPA	647,062	11,767
	MARR SPA	480,371	11,668
	Tamburi Investment Partners SPA	1,510,025	10,764
^	Tod’s SPA	203,745	10,020
	Danieli & C Officine Meccaniche SPA Saving Shares	624,708	9,031
	Buzzi Unicem SPA Saving Shares	592,298	9,026
	Fincantieri SPA	7,274,221	8,908
2	doBank SPA	595,640	8,413
2	Banca Farmafactoring SPA	1,339,541	7,911
*	Maire Tecnimont SPA	2,207,362	7,898
*,^	Juventus Football Club SPA	5,467,011	7,743
2	RAI Way SPA	1,405,169	7,395
*,2	Carel Industries SPA	616,333	7,384
	Datalogic SPA	295,981	7,024
	Piaggio & C SPA	2,453,007	6,778
*,^	Banca Monte dei Paschi di Siena SPA	4,428,053	6,729
	Credito Emiliano SPA	1,096,903	6,266
*,^,2	OVS SPA	2,771,381	5,783
	Zignago Vetro SPA	448,107	5,717
^	Banca IFIS SPA	318,917	5,508
	CIR-Compagnie Industriali Riunite SPA	4,312,638	5,310
^	Salini Impregilo SPA	2,403,339	5,019
	Immobiliare Grande Distribuzione SIIQ SPA	645,199	4,889
	Cementir Holding SPA	650,947	4,727
	Biesse SPA	197,577	4,403
2	Gima TT SPA	541,024	4,299
	Italmobiliare SPA	181,556	4,042
	Cairo Communication SPA	912,536	3,767
	Danieli & C Officine Meccaniche SPA	164,067	3,343
*	Arnoldo Mondadori Editore SPA	1,645,803	3,153
*	Rizzoli Corriere Della Sera Mediagroup SPA	1,704,747	2,479
	DeA Capital SPA	1,212,511	2,111
	Cofide SPA	3,441,151	2,047
	Geox SPA	979,972	1,826
*	Credito Valtellinese SPA	3,625,152	292

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*,§	Gemina SPA CVR Expire 12/31/2049	315,232	—
			6,385,836
Japan (16.6%)
	Toyota Motor Corp.	38,252,050	2,368,202
	SoftBank Group Corp.	13,059,385	1,384,705
	Sony Corp.	19,365,440	975,401
	Mitsubishi UFJ Financial Group Inc.	191,437,645	949,823
	Keyence Corp.	1,382,267	863,632
	Takeda Pharmaceutical Co. Ltd.	21,208,515	782,631
	Honda Motor Co. Ltd.	26,653,948	743,724
	Sumitomo Mitsui Financial Group Inc.	20,298,424	737,771
	KDDI Corp.	26,690,665	615,154
	Mizuho Financial Group Inc.	389,268,173	607,931
	Central Japan Railway Co.	2,757,278	592,923
	Shin-Etsu Chemical Co. Ltd.	6,236,728	590,771
	Nintendo Co. Ltd.	1,642,290	565,631
	Kao Corp.	7,314,925	564,693
	FANUC Corp.	2,969,861	557,964
	Recruit Holdings Co. Ltd.	18,295,278	550,942
	Mitsubishi Corp.	19,656,724	541,497
	East Japan Railway Co.	5,632,448	530,813
	Tokio Marine Holdings Inc.	10,203,233	516,950
	Daikin Industries Ltd.	4,055,940	516,400
	Nidec Corp.	3,578,467	511,144
	Daiichi Sankyo Co. Ltd.	9,725,745	480,884
	Hitachi Ltd.	14,139,587	470,258
	Shiseido Co. Ltd.	5,967,771	469,413
	Fast Retailing Co. Ltd.	786,359	454,980
	Murata Manufacturing Co. Ltd.	8,714,432	437,584
	Canon Inc.	15,656,833	434,447
	Mitsubishi Electric Corp.	30,222,819	432,487
	Japan Tobacco Inc.	18,300,617	422,884
	Mitsui & Co. Ltd.	25,865,006	418,356
	Seven & i Holdings Co. Ltd.	11,787,585	407,937
	Nippon Telegraph & Telephone Corp.	9,790,179	407,354
	Astellas Pharma Inc.	29,406,076	398,272
	Hoya Corp.	5,620,359	396,953
	ITOCHU Corp.	21,789,763	393,163
	NTT DOCOMO Inc.	17,880,786	388,292
	Tokyo Electron Ltd.	2,381,593	378,039
	Bridgestone Corp.	9,414,939	373,494
	SMC Corp.	891,404	372,308
	Komatsu Ltd.	13,960,378	360,602
	Mitsui Fudosan Co. Ltd.	14,454,189	334,787
	Oriental Land Co. Ltd.	2,876,986	318,220
	Denso Corp.	6,998,553	305,802
	Mitsubishi Estate Co. Ltd.	18,066,203	305,499
	Kyocera Corp.	4,687,066	304,586
	Panasonic Corp.	32,676,834	300,895
	Suzuki Motor Corp.	6,562,544	299,473
	Terumo Corp.	9,882,949	298,254
^	Softbank Corp.	24,565,240	289,189
	Kirin Holdings Co. Ltd.	12,332,061	280,535
	Daiwa House Industry Co. Ltd.	9,944,667	278,744
	Toshiba Corp.	8,327,935	277,500
	ORIX Corp.	19,580,863	277,379
	FUJIFILM Holdings Corp.	5,539,059	258,764
	Kubota Corp.	16,994,506	258,746
	Asahi Group Holdings Ltd.	5,827,132	254,082
	Shionogi & Co. Ltd.	4,287,957	250,472
	Secom Co. Ltd.	2,965,493	249,491
	Sumitomo Corp.	17,146,693	245,761
	Dai-ichi Life Holdings Inc.	16,755,822	241,867
	Nissan Motor Co. Ltd.	29,435,034	236,306

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	JXTG Holdings Inc.	48,473,977	235,835
	Eisai Co. Ltd.	4,039,060	235,197
	MS&AD Insurance Group Holdings Inc.	7,551,661	234,734
	Subaru Corp.	9,382,126	229,908
	Otsuka Holdings Co. Ltd.	6,409,643	229,142
	Japan Post Holdings Co. Ltd.	20,240,706	226,689
	Sumitomo Realty & Development Co. Ltd.	6,023,653	222,695
	Nippon Steel Corp.	12,431,030	222,351
	Fujitsu Ltd.	2,922,097	214,525
	Chugai Pharmaceutical Co. Ltd.	3,310,097	209,914
	West Japan Railway Co.	2,804,380	208,573
	Sompo Holdings Inc.	5,294,874	199,845
	Sumitomo Mitsui Trust Holdings Inc.	5,687,525	198,444
	Aeon Co. Ltd.	10,652,979	196,937
	Asahi Kasei Corp.	19,025,590	196,085
	Unicharm Corp.	5,932,193	195,773
	Olympus Corp.	17,168,322	192,690
	Nomura Holdings Inc.	50,176,680	189,980
	Mitsubishi Heavy Industries Ltd.	4,364,774	181,902
	Shimano Inc.	1,193,998	175,498
	Marubeni Corp.	24,414,843	174,947
	Tokyo Gas Co. Ltd.	6,612,486	168,236
	Sysmex Corp.	2,893,314	165,793
	MEIJI Holdings Co. Ltd.	2,053,556	161,874
	TDK Corp.	1,828,438	160,197
	Toray Industries Inc.	23,168,685	158,545
	Omron Corp.	2,905,857	156,085
	Chubu Electric Power Co. Inc.	10,711,746	155,765
	Sumitomo Electric Industries Ltd.	11,568,484	153,927
	Yaskawa Electric Corp.	3,963,197	147,541
	Sekisui House Ltd.	8,899,626	143,491
	Bandai Namco Holdings Inc.	2,986,389	143,170
	Daito Trust Construction Co. Ltd.	1,066,801	142,848
	Resona Holdings Inc.	33,286,335	141,305
	Taisei Corp.	3,198,862	140,750
	Toyota Industries Corp.	2,449,972	138,874
	Mitsubishi Chemical Holdings Corp.	19,380,435	138,176
	Dentsu Inc.	3,345,606	136,903
	Makita Corp.	3,737,904	136,372
	Inpex Corp.	13,988,505	136,092
	Nitori Holdings Co. Ltd.	1,136,295	135,563
	JFE Holdings Inc.	7,867,633	135,385
	Kansai Electric Power Co. Inc.	11,134,332	134,706
*	Tokyo Electric Power Co. Holdings Inc.	23,797,921	134,420
	Rakuten Inc.	11,983,608	134,067
	Japan Exchange Group Inc.	8,198,421	133,877
	Kikkoman Corp.	2,798,960	130,334
	NEC Corp.	3,811,123	128,713
	Nitto Denko Corp.	2,371,959	128,245
	Yamaha Corp.	2,468,820	128,187
	Yakult Honsha Co. Ltd.	1,876,947	128,150
	Hankyu Hanshin Holdings Inc.	3,423,880	128,009
	Ono Pharmaceutical Co. Ltd.	6,786,710	127,490
	Pan Pacific International Holdings Corp.	1,940,178	125,033
	Tokyu Corp.	7,563,244	123,474
	Kintetsu Group Holdings Co. Ltd.	2,753,945	122,409
	Ajinomoto Co. Inc.	7,494,148	121,252
	Obic Co. Ltd.	1,022,448	118,702
	Yamato Holdings Co. Ltd.	5,446,553	118,319
	Sumitomo Chemical Co. Ltd.	23,085,995	115,176
	Sumitomo Metal Mining Co. Ltd.	3,625,458	114,035
	Toyota Tsusho Corp.	3,428,893	113,893
	MINEBEA MITSUMI Inc.	6,343,539	113,135
	Isuzu Motors Ltd.	7,821,694	112,654

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Osaka Gas Co. Ltd.	6,069,381	112,277
	NTT Data Corp.	9,626,731	112,257
	MISUMI Group Inc.	4,254,339	111,085
	Shimadzu Corp.	4,109,486	110,230
	Daiwa Securities Group Inc.	23,652,848	110,100
	Odakyu Electric Railway Co. Ltd.	4,672,777	110,067
	M3 Inc.	6,152,391	109,831
	Dai Nippon Printing Co. Ltd.	4,538,610	107,738
	Idemitsu Kosan Co. Ltd.	3,309,132	107,520
	Keio Corp.	1,759,387	106,230
	Koito Manufacturing Co. Ltd.	1,750,105	104,798
	Ricoh Co. Ltd.	10,354,777	104,759
	Kajima Corp.	7,005,759	103,980
	Mazda Motor Corp.	8,744,003	103,485
	Aisin Seiki Co. Ltd.	2,655,033	102,710
	Obayashi Corp.	10,360,576	101,851
	Rohm Co. Ltd.	1,333,737	98,350
	AGC Inc.	2,831,509	96,605
	Yahoo Japan Corp.	35,949,006	95,965
	Nissan Chemical Corp.	2,124,874	94,666
	FamilyMart UNY Holdings Co. Ltd.	3,532,635	94,203
	TOTO Ltd.	2,213,993	93,846
	T&D Holdings Inc.	8,533,825	92,431
	Nisshin Seifun Group Inc.	3,956,617	92,260
	Daifuku Co. Ltd.	1,471,008	90,497
	Tobu Railway Co. Ltd.	3,185,346	90,197
	Nippon Paint Holdings Co. Ltd.	2,367,096	90,154
	Nexon Co. Ltd.	6,273,886	89,310
	Trend Micro Inc.	1,776,965	88,834
	Yamaha Motor Co. Ltd.	4,281,876	88,301
	Sekisui Chemical Co. Ltd.	5,478,789	87,954
	SG Holdings Co. Ltd.	3,247,048	86,953
	Santen Pharmaceutical Co. Ltd.	5,589,415	85,382
	Suntory Beverage & Food Ltd.	1,922,149	84,996
	Advantest Corp.	2,960,530	83,957
	Tohoku Electric Power Co. Inc.	7,260,808	83,117
	Kose Corp.	441,152	82,639
	Oji Holdings Corp.	13,532,641	81,202
	Kyushu Railway Co.	2,460,321	80,168
	Lion Corp.	3,875,989	79,785
	Hamamatsu Photonics KK	1,958,900	79,730
	Nagoya Railroad Co. Ltd.	2,922,780	79,222
	Asahi Intecc Co. Ltd.	1,530,842	77,551
	Yokogawa Electric Corp.	3,697,775	77,435
	Nomura Research Institute Ltd.	1,559,100	76,316
	Kobayashi Pharmaceutical Co. Ltd.	948,389	75,633
	Keisei Electric Railway Co. Ltd.	2,142,950	75,165
	Alfresa Holdings Corp.	2,675,245	74,650
	Shimizu Corp.	8,700,922	74,526
	Nikon Corp.	5,343,839	74,524
	Showa Denko KK	2,176,176	74,295
	Kyowa Hakko Kirin Co. Ltd.	3,806,727	74,053
	Takeda Pharmaceutical Co. Ltd. ADR	4,046,646	73,973
	Disco Corp.	423,824	73,341
	SBI Holdings Inc.	3,419,885	73,327
	Toho Co. Ltd.	1,737,654	72,972
	Kuraray Co. Ltd.	5,385,256	72,355
	Japan Post Bank Co. Ltd.	6,561,894	72,249
	Brother Industries Ltd.	3,605,347	71,187
	NSK Ltd.	6,806,504	70,744
	Pigeon Corp.	1,644,085	70,393
	Tosoh Corp.	4,365,305	70,385
*	PeptiDream Inc.	1,295,312	70,167
	Nissin Foods Holdings Co. Ltd.	1,059,464	70,117

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Concordia Financial Group Ltd.	17,701,742	69,109
	Kyushu Electric Power Co. Inc.	7,098,133	68,740
	Konica Minolta Inc.	6,828,082	68,565
	Ryohin Keikaku Co. Ltd.	358,108	68,307
	Alps Alpine Co. Ltd.	3,218,704	68,072
	Fuji Electric Co. Ltd.	1,916,153	67,930
	Suzuken Co. Ltd.	1,174,015	67,694
	Seiko Epson Corp.	4,194,075	67,269
	Konami Holdings Corp.	1,449,063	65,984
	Toppan Printing Co. Ltd.	4,049,377	65,726
	Keikyu Corp.	3,846,581	65,722
	Mitsui Chemicals Inc.	2,654,620	65,256
	USS Co. Ltd.	3,385,756	64,992
	Sojitz Corp.	18,851,048	64,899
	Marui Group Co. Ltd.	3,181,971	64,725
	Keihan Holdings Co. Ltd.	1,502,040	63,966
	Hikari Tsushin Inc.	343,387	63,667
	NH Foods Ltd.	1,547,033	62,347
	Stanley Electric Co. Ltd.	2,279,111	61,794
	Otsuka Corp.	1,568,307	61,686
	Sumitomo Heavy Industries Ltd.	1,733,464	61,637
	Japan Post Insurance Co. Ltd.	3,044,029	61,588
	Hakuhodo DY Holdings Inc.	3,639,662	61,539
	Taisho Pharmaceutical Holdings Co. Ltd.	662,475	61,279
	Nippon Express Co. Ltd.	1,106,045	60,825
	Hirose Electric Co. Ltd.	524,218	60,757
	NGK Insulators Ltd.	4,077,044	60,560
	Shizuoka Bank Ltd.	7,848,179	60,304
	ANA Holdings Inc.	1,722,332	60,276
	Taiheiyo Cement Corp.	1,857,519	59,903
	NGK Spark Plug Co. Ltd.	3,061,963	59,702
	Electric Power Development Co. Ltd.	2,536,295	58,957
	Japan Airlines Co. Ltd.	1,795,565	58,559
	CyberAgent Inc.	1,458,900	58,479
	Fukuoka Financial Group Inc.	2,491,391	58,155
*	Renesas Electronics Corp.	10,680,139	57,199
	Toho Gas Co. Ltd.	1,370,035	56,486
	Kansai Paint Co. Ltd.	2,960,315	56,442
	Sumitomo Dainippon Pharma Co. Ltd.	2,535,716	56,022
	Nihon M&A Center Inc.	1,955,329	55,797
	TIS Inc.	1,218,993	55,618
	Sony Financial Holdings Inc.	2,701,157	55,539
	Amada Holdings Co. Ltd.	4,938,849	55,365
	Mitsubishi Motors Corp.	9,712,438	54,541
	Nabtesco Corp.	1,776,414	54,472
	Nippon Shinyaku Co. Ltd.	783,976	54,133
	MediPal Holdings Corp.	2,385,454	53,640
	Coca-Cola Bottlers Japan Holdings Inc.	2,156,462	53,247
	Toyo Suisan Kaisha Ltd.	1,394,303	53,241
	Seibu Holdings Inc.	3,268,775	53,211
	Chugoku Electric Power Co. Inc.	4,449,554	53,126
^	Yamada Denki Co. Ltd.	11,109,885	52,666
	LIXIL Group Corp.	4,014,893	52,453
	Tokyu Fudosan Holdings Corp.	9,285,029	52,385
	Kawasaki Heavy Industries Ltd.	2,241,815	52,376
	Isetan Mitsukoshi Holdings Ltd.	5,477,647	52,216
	Hoshizaki Corp.	802,229	52,011
	Haseko Corp.	4,234,299	51,209
	Chiba Bank Ltd.	9,683,277	50,861
	Azbil Corp.	2,081,911	50,111
	Mitsubishi Materials Corp.	1,923,867	50,038
	Teijin Ltd.	2,884,404	49,618
	Daicel Corp.	4,401,616	49,380
	Persol Holdings Co. Ltd.	2,594,251	48,900

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Bank of Kyoto Ltd.	1,121,872	48,616
	GMO Payment Gateway Inc.	608,775	48,545
^	Skylark Holdings Co. Ltd.	2,921,283	48,121
	Hulic Co. Ltd.	5,543,577	47,825
	JGC Corp.	3,294,598	47,470
	Tsuruha Holdings Inc.	556,958	47,467
	Hisamitsu Pharmaceutical Co. Inc.	1,111,437	47,275
	Ebara Corp.	1,532,050	47,152
	ZOZO Inc.	2,654,112	47,146
	IHI Corp.	1,970,143	47,034
	Toyo Seikan Group Holdings Ltd.	2,337,670	46,873
^	Taiyo Yuden Co. Ltd.	1,920,327	46,767
	SUMCO Corp.	3,537,025	46,660
	COMSYS Holdings Corp.	1,771,667	46,611
	J Front Retailing Co. Ltd.	3,810,801	46,564
	Sohgo Security Services Co. Ltd.	1,039,687	46,454
	Nankai Electric Railway Co. Ltd.	1,702,228	46,449
	House Foods Group Inc.	1,134,868	45,790
	THK Co. Ltd.	1,730,391	45,758
	JTEKT Corp.	3,494,466	45,078
	Kurita Water Industries Ltd.	1,707,401	44,446
	JSR Corp.	2,886,394	44,042
	Ito En Ltd.	880,059	43,908
	Hitachi High-Technologies Corp.	982,903	43,810
	Relo Group Inc.	1,597,501	43,629
	Aozora Bank Ltd.	1,779,565	43,481
	Kyowa Exeo Corp.	1,585,819	43,376
	Mitsubishi Tanabe Pharma Corp.	3,430,376	43,179
^	Goldwin Inc.	268,867	42,995
	Casio Computer Co. Ltd.	3,404,691	42,886
	Hitachi Construction Machinery Co. Ltd.	1,596,043	42,859
	Mitsui OSK Lines Ltd.	1,682,608	42,828
	Mitsubishi Gas Chemical Co. Inc.	2,840,593	42,645
	Ezaki Glico Co. Ltd.	804,934	42,480
	Rohto Pharmaceutical Co. Ltd.	1,506,225	42,383
	Kakaku.com Inc.	2,023,959	41,699
	Nippon Yusen KK	2,413,305	41,238
	Mebuki Financial Group Inc.	16,117,989	41,094
	Denka Co. Ltd.	1,358,925	41,033
	MonotaRO Co. Ltd.	1,776,801	40,915
	Square Enix Holdings Co. Ltd.	1,168,873	40,446
	Hitachi Chemical Co. Ltd.	1,516,396	40,445
	Kewpie Corp.	1,719,098	39,820
	Hino Motors Ltd.	4,147,414	39,319
	Rinnai Corp.	575,877	38,851
	Miura Co. Ltd.	1,516,457	38,822
	Matsumotokiyoshi Holdings Co. Ltd.	1,168,395	38,686
	Sega Sammy Holdings Inc.	3,046,230	38,585
	Nifco Inc.	1,362,412	38,460
	Kamigumi Co. Ltd.	1,597,794	38,169
	AEON Financial Service Co. Ltd.	1,834,667	38,090
	Nichirei Corp.	1,638,206	37,957
	Nomura Real Estate Holdings Inc.	1,783,367	37,924
	NOF Corp.	1,057,492	37,696
	Iida Group Holdings Co. Ltd.	2,224,025	37,687
	Sanwa Holdings Corp.	3,124,157	37,628
	Air Water Inc.	2,434,464	37,134
	DIC Corp.	1,261,065	37,042
	Sankyu Inc.	771,078	36,981
	Taiyo Nippon Sanso Corp.	2,209,589	36,815
	Pola Orbis Holdings Inc.	1,157,880	36,549
^	Anritsu Corp.	2,067,170	35,954
	Itochu Techno-Solutions Corp.	1,462,123	35,932
	Tokyo Tatemono Co. Ltd.	3,170,279	35,785

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Horiba Ltd.	589,490	35,704
	Park24 Co. Ltd.	1,687,756	35,510
	Kobe Steel Ltd.	4,578,193	35,060
	Hitachi Metals Ltd.	3,010,632	34,799
	Sumitomo Rubber Industries Ltd.	2,828,837	34,784
	Mitsubishi UFJ Lease & Finance Co. Ltd.	6,803,675	34,691
	Lawson Inc.	738,398	34,476
	Ain Holdings Inc.	433,408	34,475
	Kaneka Corp.	891,724	34,434
	Nippon Shokubai Co. Ltd.	493,787	34,351
	Sotetsu Holdings Inc.	1,239,768	34,346
^	Tokai Carbon Co. Ltd.	2,944,083	34,068
	Nippon Electric Glass Co. Ltd.	1,232,582	33,870
	Shinsei Bank Ltd.	2,425,951	33,828
	Oracle Corp. Japan	493,308	33,825
	Ube Industries Ltd.	1,580,655	33,819
	Kinden Corp.	2,074,337	33,329
	Kagome Co. Ltd.	1,218,630	33,288
	Nihon Kohden Corp.	1,138,547	33,246
	TechnoPro Holdings Inc.	552,452	33,240
	Asics Corp.	2,693,911	33,188
	Tokyo Century Corp.	716,680	33,146
	NET One Systems Co. Ltd.	1,262,094	32,769
	Seino Holdings Co. Ltd.	2,396,601	32,626
	Calbee Inc.	1,159,450	32,106
	Sankyo Co. Ltd.	812,153	32,075
	Sawai Pharmaceutical Co. Ltd.	594,570	31,946
	Daiichikosho Co. Ltd.	648,364	31,767
	Zensho Holdings Co. Ltd.	1,400,362	31,565
	Takara Holdings Inc.	2,697,604	31,506
	Fancl Corp.	1,061,619	31,499
	Tsumura & Co.	1,023,990	31,489
	Credit Saison Co. Ltd.	2,445,214	31,285
	Yokohama Rubber Co. Ltd.	1,656,111	31,206
	Nippon Kayaku Co. Ltd.	2,634,048	30,954
	Capcom Co. Ltd.	1,368,051	30,868
	Benesse Holdings Inc.	1,111,683	30,736
	SCSK Corp.	645,252	30,663
	Welcia Holdings Co. Ltd.	764,935	30,152
	Mabuchi Motor Co. Ltd.	810,083	30,044
	Japan Airport Terminal Co. Ltd.	708,109	29,945
	Sumitomo Forestry Co. Ltd.	2,153,566	29,628
	Ibiden Co. Ltd.	1,647,266	29,554
	Sugi Holdings Co. Ltd.	574,997	29,081
	Nishi-Nippon Railroad Co. Ltd.	1,233,868	29,063
	Yamazaki Baking Co. Ltd.	1,944,306	28,965
	NOK Corp.	1,799,470	28,906
	Nippon Paper Industries Co. Ltd.	1,453,197	28,799
	Hachijuni Bank Ltd.	7,145,969	28,764
	SCREEN Holdings Co. Ltd.	589,470	28,316
	Rengo Co. Ltd.	3,201,261	28,236
	Aeon Mall Co. Ltd.	1,838,928	28,233
	Mitsubishi Logistics Corp.	1,052,818	28,177
	Nippon Suisan Kaisha Ltd.	4,010,757	28,141
	Aica Kogyo Co. Ltd.	806,373	27,978
	Seven Bank Ltd.	10,240,399	27,858
	Amano Corp.	1,058,260	27,655
	Yamaguchi Financial Group Inc.	3,735,113	27,635
	Sundrug Co. Ltd.	1,023,907	27,451
	Zenkoku Hosho Co. Ltd.	775,922	27,246
	Maruichi Steel Tube Ltd.	981,917	27,147
	Izumi Co. Ltd.	620,480	27,100
	PALTAC Corp.	489,006	27,007
	OKUMA Corp.	455,930	26,859

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*,^	LINE Corp.	790,962	26,501
^	Sharp Corp.	2,372,752	26,469
	Morinaga & Co. Ltd.	633,911	26,465
	Gunma Bank Ltd.	6,616,428	26,238
	Tokuyama Corp.	1,051,780	26,132
	Lasertec Corp.	574,193	26,091
	Chugoku Bank Ltd.	2,679,446	25,946
	Takashimaya Co. Ltd.	2,303,128	25,897
	Nagase & Co. Ltd.	1,693,093	25,873
	DeNA Co. Ltd.	1,648,253	25,740
	Shimamura Co. Ltd.	343,855	25,639
	ABC-Mart Inc.	411,258	25,560
	Nihon Unisys Ltd.	984,395	25,236
	K’s Holdings Corp.	2,805,668	25,027
	Bic Camera Inc.	2,333,092	25,025
	Ship Healthcare Holdings Inc.	607,473	24,992
	Furukawa Electric Co. Ltd.	945,019	24,944
	Hiroshima Bank Ltd.	4,600,004	24,813
	Kyushu Financial Group Inc.	6,112,861	24,670
	GS Yuasa Corp.	1,226,216	24,637
	SHO-BOND Holdings Co. Ltd.	357,899	24,595
	OSG Corp.	1,212,167	24,403
	Ulvac Inc.	723,770	24,381
	TS Tech Co. Ltd.	811,107	24,360
	Toyoda Gosei Co. Ltd.	1,164,516	24,242
	Shikoku Electric Power Co. Inc.	2,377,191	24,024
	Iyo Bank Ltd.	4,261,978	23,706
	NHK Spring Co. Ltd.	2,629,415	23,684
	Citizen Watch Co. Ltd.	4,199,481	23,678
	Kaken Pharmaceutical Co. Ltd.	549,247	23,528
	Infomart Corp.	1,595,808	23,218
	ADEKA Corp.	1,543,606	23,190
	Dowa Holdings Co. Ltd.	707,020	23,054
	Sumitomo Osaka Cement Co. Ltd.	563,380	22,958
	Fuji Seal International Inc.	654,071	22,874
	Daido Steel Co. Ltd.	556,547	22,707
	Ushio Inc.	1,864,184	22,663
	Nipro Corp.	1,823,253	22,648
	Zeon Corp.	2,294,233	22,535
	Wacoal Holdings Corp.	903,721	22,320
	Hokuhoku Financial Group Inc.	2,012,569	22,198
	Fuji Oil Holdings Inc.	690,959	22,195
	Toda Corp.	3,548,094	21,944
	Acom Co. Ltd.	6,190,034	21,752
	DMG Mori Co. Ltd.	1,499,552	21,624
	Cosmos Pharmaceutical Corp.	135,134	21,603
	NTN Corp.	6,542,713	21,596
	FP Corp.	354,079	21,573
	Mitsui Mining & Smelting Co. Ltd.	825,952	21,482
^	Sanrio Co. Ltd.	938,537	21,455
	Miraca Holdings Inc.	823,461	21,106
	Toagosei Co. Ltd.	1,913,647	20,891
	Iwatani Corp.	662,503	20,764
	Glory Ltd.	821,092	20,732
	Morinaga Milk Industry Co. Ltd.	623,721	20,652
	Maeda Corp.	2,073,255	20,647
	Nikkon Holdings Co. Ltd.	859,659	20,286
	Cosmo Energy Holdings Co. Ltd.	982,295	20,285
	Nippon Light Metal Holdings Co. Ltd.	9,172,204	20,276
	Penta-Ocean Construction Co. Ltd.	4,398,220	20,177
	Outsourcing Inc.	1,527,358	20,081
	Sapporo Holdings Ltd.	970,787	19,909
	Meitec Corp.	427,302	19,886
	Hazama Ando Corp.	2,946,427	19,813

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Sumitomo Bakelite Co. Ltd.	505,987	19,750
	Nisshinbo Holdings Inc.	2,203,355	19,670
*	Hokuriku Electric Power Co.	2,624,490	19,516
	Nishi-Nippon Financial Holdings Inc.	2,352,284	19,465
	Nihon Parkerizing Co. Ltd.	1,483,829	19,370
	Daishi Hokuetsu Financial Group Inc.	655,130	19,282
	Okumura Corp.	595,839	19,276
	Fukuyama Transporting Co. Ltd.	497,860	19,181
	Jafco Co. Ltd.	505,748	19,146
	Benefit One Inc.	915,417	19,144
	Kyoritsu Maintenance Co. Ltd.	372,475	19,140
	Topcon Corp.	1,573,269	19,118
	Tsubakimoto Chain Co.	512,836	19,116
	Fuji Corp.	1,262,652	19,086
	Shiga Bank Ltd.	794,093	19,004
	Tadano Ltd.	1,792,672	18,967
	Hitachi Transport System Ltd.	679,800	18,852
	Sushiro Global Holdings Ltd.	286,292	18,743
	Japan Steel Works Ltd.	967,808	18,705
	Tokyo Ohka Kogyo Co. Ltd.	580,151	18,578
	Mochida Pharmaceutical Co. Ltd.	397,976	18,484
	Mani Inc.	316,732	18,302
	Maruha Nichiro Corp.	574,955	18,273
	Toho Holdings Co. Ltd.	777,805	18,225
	H2O Retailing Corp.	1,427,697	18,189
	Toyobo Co. Ltd.	1,393,875	18,188
	Toyo Tire Corp.	1,547,583	18,104
*,^	Kawasaki Kisen Kaisha Ltd.	1,244,578	18,092
^	Shochiku Co. Ltd.	149,706	18,009
	Kyudenko Corp.	624,499	17,822
	Maeda Road Construction Co. Ltd.	896,570	17,792
	Kansai Mirai Financial Group Inc.	2,545,679	17,787
	Autobacs Seven Co. Ltd.	1,019,231	17,775
	Colowide Co. Ltd.	878,911	17,657
	Kureha Corp.	293,117	17,547
^	GungHo Online Entertainment Inc.	5,604,401	17,485
	Nishimatsu Construction Co. Ltd.	803,691	17,434
	Nichias Corp.	901,350	17,425
	Sangetsu Corp.	927,835	17,392
	Shimachu Co. Ltd.	717,123	17,341
	Kusuri no Aoki Holdings Co. Ltd.	245,196	17,315
	Mirait Holdings Corp.	1,174,358	17,276
	Tokyo Seimitsu Co. Ltd.	593,948	17,252
	Fujikura Ltd.	4,157,292	17,154
	Heiwa Corp.	854,476	17,026
	Nomura Co. Ltd.	601,827	16,835
	Open House Co. Ltd.	457,536	16,809
	Hanwa Co. Ltd.	581,541	16,762
	Lintec Corp.	775,062	16,739
	Kokuyo Co. Ltd.	1,310,660	16,621
	Nippo Corp.	811,271	16,494
^	Japan Lifeline Co. Ltd.	1,038,874	16,477
	Ariake Japan Co. Ltd.	279,510	16,333
	Duskin Co. Ltd.	659,644	16,279
	77 Bank Ltd.	1,133,361	16,264
	Daiseki Co. Ltd.	591,849	16,259
	Inaba Denki Sangyo Co. Ltd.	397,930	16,211
	Hitachi Capital Corp.	694,710	16,177
	Kumagai Gumi Co. Ltd.	551,091	16,170
	Kenedix Inc.	3,378,600	16,089
	Koei Tecmo Holdings Co. Ltd.	879,822	16,052
	Iriso Electronics Co. Ltd.	307,606	16,009
	KH Neochem Co. Ltd.	544,897	15,917
	en-japan Inc.	483,776	15,754

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Aoyama Trading Co. Ltd.	715,340	15,712
	Sumitomo Mitsui Construction Co. Ltd.	2,405,757	15,701
	Takasago Thermal Engineering Co. Ltd.	989,252	15,690
	Nippon Gas Co. Ltd.	594,755	15,652
	Sakata Seed Corp.	491,275	15,633
^	DCM Holdings Co. Ltd.	1,575,976	15,621
	HIS Co. Ltd.	485,993	15,523
	Yamato Kogyo Co. Ltd.	557,264	15,472
	Pilot Corp.	374,075	15,462
	Canon Marketing Japan Inc.	712,463	15,459
^	Yoshinoya Holdings Co. Ltd.	1,019,452	15,455
	Mandom Corp.	596,390	15,441
	Takara Bio Inc.	700,326	15,414
	Yaoko Co. Ltd.	323,715	15,405
	Hokkaido Electric Power Co. Inc.	2,739,220	15,363
	Shima Seiki Manufacturing Ltd.	453,587	15,262
	San-In Godo Bank Ltd.	2,301,234	15,250
	TOKAI Holdings Corp.	1,825,085	15,245
	Fuyo General Lease Co. Ltd.	305,096	15,239
	Justsystems Corp.	527,765	15,146
	Trusco Nakayama Corp.	598,361	15,123
	Paramount Bed Holdings Co. Ltd.	321,689	15,117
	Shinmaywa Industries Ltd.	1,221,511	15,083
	Tomy Co. Ltd.	1,406,603	15,083
	Nachi-Fujikoshi Corp.	302,471	15,020
	Oki Electric Industry Co. Ltd.	1,276,529	14,963
	As One Corp.	185,892	14,878
	SMS Co. Ltd.	760,764	14,765
	GMO internet Inc.	944,906	14,666
	Megmilk Snow Brand Co. Ltd.	661,419	14,658
	Toyo Ink SC Holdings Co. Ltd.	610,741	14,634
	Resorttrust Inc.	1,038,350	14,535
	Valor Holdings Co. Ltd.	594,894	14,512
	Ogaki Kyoritsu Bank Ltd.	641,465	14,500
	Milbon Co. Ltd.	282,275	14,452
	NSD Co. Ltd.	581,721	14,410
	Kanematsu Corp.	1,298,049	14,407
	Digital Garage Inc.	493,118	14,407
	Toyota Boshoku Corp.	969,407	14,324
	Matsui Securities Co. Ltd.	1,585,407	14,142
	Fujitec Co. Ltd.	1,151,279	14,140
	Awa Bank Ltd.	558,613	14,063
	Daiwabo Holdings Co. Ltd.	274,286	14,037
	Central Glass Co. Ltd.	598,151	13,979
	Tokai Rika Co. Ltd.	799,150	13,877
	Tokyo Dome Corp.	1,383,794	13,743
	Mitsubishi Pencil Co. Ltd.	666,090	13,714
	Kandenko Co. Ltd.	1,626,741	13,714
	Daio Paper Corp.	1,179,479	13,655
	NS Solutions Corp.	506,648	13,613
	Round One Corp.	1,005,579	13,550
	Toei Co. Ltd.	104,071	13,515
	Taikisha Ltd.	445,054	13,450
	Takuma Co. Ltd.	1,106,124	13,337
	Itoham Yonekyu Holdings Inc.	2,129,974	13,322
	United Arrows Ltd.	419,564	13,253
	Japan Material Co. Ltd.	886,392	13,235
	Makino Milling Machine Co. Ltd.	309,573	13,135
	Nippon Flour Mills Co. Ltd.	776,138	13,116
	Fujitsu General Ltd.	890,761	13,007
	Funai Soken Holdings Inc.	498,096	12,922
	Topre Corp.	688,781	12,920
	Kotobuki Spirits Co. Ltd.	286,708	12,879
^	Fuji Kyuko Co. Ltd.	339,424	12,864

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Senko Group Holdings Co. Ltd.	1,582,291	12,726
	Fuji Soft Inc.	318,796	12,610
	Systena Corp.	1,039,753	12,517
	Tokyo Steel Manufacturing Co. Ltd.	1,456,452	12,473
	EDION Corp.	1,468,449	12,453
	Digital Arts Inc.	143,996	12,433
	Totetsu Kogyo Co. Ltd.	422,938	12,418
	Noevir Holdings Co. Ltd.	235,712	12,388
	Okamura Corp.	1,221,528	12,330
^	Katitas Co. Ltd.	364,681	12,153
	Descente Ltd.	572,087	12,119
	Kiyo Bank Ltd.	888,663	12,117
	JCR Pharmaceuticals Co. Ltd.	210,854	11,896
	Japan Aviation Electronics Industry Ltd.	734,522	11,884
	Tokai Tokyo Financial Holdings Inc.	3,574,462	11,879
	Nichiha Corp.	431,750	11,877
	JINS Inc.	221,241	11,857
	Nippon Television Holdings Inc.	809,175	11,844
	cocokara fine Inc.	293,334	11,679
	Hokuetsu Corp.	2,128,605	11,612
	Showa Corp.	786,842	11,557
	Nippon Soda Co. Ltd.	415,879	11,492
	Eizo Corp.	298,897	11,488
	Tsubaki Nakashima Co. Ltd.	614,409	11,481
*,^	Suruga Bank Ltd.	2,578,156	11,421
	Nippon Sheet Glass Co. Ltd.	1,378,336	11,412
	Kissei Pharmaceutical Co. Ltd.	458,883	11,384
*	Aiful Corp.	4,849,774	11,379
	Nippon Seiki Co. Ltd.	684,004	11,364
^	Atom Corp.	1,312,356	11,357
	Hogy Medical Co. Ltd.	345,004	11,295
*	Mitsui E&S Holdings Co. Ltd.	1,141,989	11,285
	Okamoto Industries Inc.	217,694	11,273
	Pacific Industrial Co. Ltd.	686,361	11,255
	Tokyo Broadcasting System Holdings Inc.	591,633	11,254
	Keihin Corp.	681,328	11,229
	kabu.com Securities Co. Ltd.	2,220,083	11,153
	Jeol Ltd.	549,456	11,133
	San-A Co. Ltd.	282,515	11,088
	DTS Corp.	312,850	11,080
	Nikkiso Co. Ltd.	887,138	10,998
	Senshu Ikeda Holdings Inc.	4,421,268	10,986
	Okinawa Electric Power Co. Inc.	663,981	10,972
	ZERIA Pharmaceutical Co. Ltd.	618,123	10,953
	FCC Co. Ltd.	528,985	10,953
	Asahi Holdings Inc.	559,301	10,887
	Kanamoto Co. Ltd.	457,661	10,864
	Kumiai Chemical Industry Co. Ltd.	1,478,922	10,859
	Sumitomo Warehouse Co. Ltd.	846,222	10,854
	Japan Petroleum Exploration Co. Ltd.	495,477	10,756
	Ohsho Food Service Corp.	164,964	10,743
	Arcs Co. Ltd.	527,741	10,699
	North Pacific Bank Ltd.	4,348,919	10,667
	Nisshin Oillio Group Ltd.	372,313	10,656
	Hokkoku Bank Ltd.	345,178	10,652
	KYORIN Holdings Inc.	566,402	10,644
	Musashi Seimitsu Industry Co. Ltd.	678,865	10,598
	Exedy Corp.	461,868	10,584
	Macnica Fuji Electronics Holdings Inc.	730,079	10,570
	Heiwa Real Estate Co. Ltd.	547,829	10,568
	Toshiba TEC Corp.	382,104	10,559
	Nippon Densetsu Kogyo Co. Ltd.	488,552	10,540
	Zenrin Co. Ltd.	482,126	10,530
	Gunze Ltd.	247,182	10,528

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Seiren Co. Ltd.	702,510	10,526
	Toshiba Plant Systems & Services Corp.	578,966	10,397
	Kato Sangyo Co. Ltd.	318,351	10,393
	Elecom Co. Ltd.	308,590	10,354
	Ichigo Inc.	3,198,115	10,330
	Adastria Co. Ltd.	419,835	10,323
	Menicon Co. Ltd.	357,419	10,316
	Fuji Media Holdings Inc.	763,793	10,279
	Starts Corp. Inc.	460,951	10,265
	Orient Corp.	9,648,708	10,179
	Nippon Steel Trading Corp.	243,288	10,178
	Onward Holdings Co. Ltd.	1,835,781	10,128
	Takeuchi Manufacturing Co. Ltd.	530,519	10,060
	Keiyo Bank Ltd.	1,619,678	10,016
	IBJ Leasing Co. Ltd.	425,002	9,997
	Kitz Corp.	1,302,877	9,958
	Ichibanya Co. Ltd.	242,122	9,922
	Earth Corp.	216,216	9,916
	Maxell Holdings Ltd.	651,071	9,908
	Noritake Co. Ltd.	202,394	9,871
	Koshidaka Holdings Co. Ltd.	703,189	9,861
	Joyful Honda Co. Ltd.	844,020	9,821
	Shibuya Corp.	314,853	9,787
^	Japan Elevator Service Holdings Co. Ltd.	478,585	9,763
	Juroku Bank Ltd.	477,878	9,762
	Royal Holdings Co. Ltd.	396,534	9,709
	CKD Corp.	834,666	9,708
	Seiko Holdings Corp.	424,547	9,635
	Aeon Delight Co. Ltd.	285,277	9,605
	Unipres Corp.	620,411	9,588
	S Foods Inc.	276,344	9,584
	Towa Pharmaceutical Co. Ltd.	388,782	9,573
	Okasan Securities Group Inc.	2,609,951	9,560
	Shinko Electric Industries Co. Ltd.	1,076,063	9,496
	Yamazen Corp.	901,480	9,485
	Bank of Okinawa Ltd.	304,225	9,466
	Morita Holdings Corp.	556,966	9,457
	Taiyo Holdings Co. Ltd.	266,308	9,381
	Modec Inc.	304,943	9,377
	Musashino Bank Ltd.	482,206	9,371
	Ryosan Co. Ltd.	345,882	9,329
	Nitta Corp.	282,327	9,300
	Nichicon Corp.	951,067	9,282
^	UACJ Corp.	457,390	9,252
	KOMEDA Holdings Co. Ltd.	502,571	9,215
^	Hirata Corp.	132,873	9,162
	Hyakugo Bank Ltd.	2,830,331	9,156
	Kohnan Shoji Co. Ltd.	413,432	9,145
	Saizeriya Co. Ltd.	404,862	9,109
	Ryobi Ltd.	398,102	9,082
	Meidensha Corp.	636,298	9,070
	Komeri Co. Ltd.	428,813	9,064
^	MOS Food Services Inc.	385,986	9,061
	Showa Sangyo Co. Ltd.	332,572	8,991
	Kintetsu World Express Inc.	593,386	8,976
	Kameda Seika Co. Ltd.	190,995	8,970
	Takara Standard Co. Ltd.	588,816	8,963
	Prestige International Inc.	622,815	8,941
	Nichi-iko Pharmaceutical Co. Ltd.	745,663	8,938
	Inabata & Co. Ltd.	648,793	8,917
	Idec Corp.	436,323	8,907
	Nanto Bank Ltd.	473,482	8,877
	Daihen Corp.	317,087	8,876
	Ai Holdings Corp.	541,614	8,850

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	ASKUL Corp.	329,268	8,850
	Sato Holdings Corp.	360,781	8,784
	Anicom Holdings Inc.	282,996	8,783
	Raito Kogyo Co. Ltd.	679,725	8,776
	OBIC Business Consultants Co. Ltd.	218,303	8,773
	BML Inc.	308,350	8,712
	V Technology Co. Ltd.	64,301	8,644
	Nojima Corp.	502,171	8,640
	Star Micronics Co. Ltd.	529,022	8,634
	Daikyonishikawa Corp.	855,267	8,626
	Wacom Co. Ltd.	2,128,567	8,608
	Nitto Boseki Co. Ltd.	412,492	8,601
	Nippon Ceramic Co. Ltd.	300,932	8,568
^	Siix Corp.	534,365	8,567
	EPS Holdings Inc.	476,957	8,551
^	Create Restaurants Holdings Inc.	705,787	8,470
	Internet Initiative Japan Inc.	416,309	8,449
	Hamakyorex Co. Ltd.	228,214	8,445
	Heiwado Co. Ltd.	457,399	8,428
	Prima Meat Packers Ltd.	458,883	8,423
	Kadokawa Dwango Corp.	666,876	8,411
^	Monex Group Inc.	2,758,504	8,403
	Unizo Holdings Co. Ltd.	473,168	8,388
	Eiken Chemical Co. Ltd.	465,783	8,377
	Toshiba Machine Co. Ltd.	365,943	8,369
	Sanyo Chemical Industries Ltd.	164,371	8,319
	NEC Networks & System Integration Corp.	344,414	8,297
	Nissin Kogyo Co. Ltd.	619,595	8,259
	Max Co. Ltd.	538,711	8,253
*	KYB Corp.	303,306	8,229
	Optex Group Co. Ltd.	490,335	8,214
	Nippon Signal Company Ltd.	875,846	8,137
	Hosiden Corp.	847,916	8,112
	Transcosmos Inc.	369,063	8,090
	Create SD Holdings Co. Ltd.	348,853	8,069
	TPR Co. Ltd.	409,270	8,068
	Nissan Shatai Co. Ltd.	872,278	8,023
	Nagaileben Co. Ltd.	354,743	7,993
	Sakai Moving Service Co. Ltd.	135,442	7,979
	Nitto Kogyo Corp.	403,905	7,930
	Tokyu Construction Co. Ltd.	1,097,697	7,883
	Financial Products Group Co. Ltd.	911,009	7,840
	Hitachi Zosen Corp.	2,523,984	7,823
	Futaba Corp.	480,095	7,801
	TOMONY Holdings Inc.	2,140,992	7,792
^	Miroku Jyoho Service Co. Ltd.	287,926	7,762
	United Super Markets Holdings Inc.	849,364	7,679
	TSI Holdings Co. Ltd.	1,233,564	7,671
	Sekisui Jushi Corp.	395,055	7,648
	Yodogawa Steel Works Ltd.	398,721	7,608
*,^	Chiyoda Corp.	2,396,907	7,595
	Yokogawa Bridge Holdings Corp.	465,663	7,577
	Chugoku Marine Paints Ltd.	798,787	7,564
	Computer Engineering & Consulting Ltd.	381,298	7,550
	Doutor Nichires Holdings Co. Ltd.	394,052	7,516
	Noritz Corp.	481,408	7,467
	TKC Corp.	190,350	7,453
^	Toridoll Holdings Corp.	330,032	7,392
	Bank of Nagoya Ltd.	227,886	7,390
	Konoike Transport Co. Ltd.	456,157	7,375
	Bell System24 Holdings Inc.	505,352	7,373
	Japan Wool Textile Co. Ltd.	912,278	7,354
	Komori Corp.	634,615	7,338
	SKY Perfect JSAT Holdings Inc.	1,831,854	7,329

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Sanken Electric Co. Ltd.	340,581	7,323
	Shoei Co. Ltd.	166,888	7,256
	Press Kogyo Co. Ltd.	1,338,803	7,251
	Nishio Rent All Co. Ltd.	260,996	7,242
*,^	euglena Co. Ltd.	1,050,907	7,217
	Kisoji Co. Ltd.	308,413	7,201
	Chudenko Corp.	351,103	7,189
	Fujimi Inc.	308,201	7,175
^	Zojirushi Corp.	694,172	7,163
	Aida Engineering Ltd.	903,740	7,130
	Nissha Co. Ltd.	608,569	7,086
	Hiday Hidaka Corp.	385,348	7,022
	Token Corp.	114,753	7,006
	Kobe Bussan Co. Ltd.	175,999	7,003
	NichiiGakkan Co. Ltd.	568,910	6,976
	Sanyo Special Steel Co. Ltd.	347,128	6,961
	Arata Corp.	193,927	6,928
*,^	Japan Display Inc.	9,792,295	6,913
	Teikoku Sen-I Co. Ltd.	310,309	6,907
	Japan Securities Finance Co. Ltd.	1,326,615	6,893
	Tocalo Co. Ltd.	837,337	6,891
	Maruwa Co. Ltd.	126,452	6,885
	Relia Inc.	648,972	6,868
	JVC Kenwood Corp.	2,577,662	6,852
	Daiho Corp.	255,314	6,848
^	Nippon Carbon Co. Ltd.	155,055	6,842
	Obara Group Inc.	177,857	6,802
	Tamura Corp.	1,091,576	6,781
	Piolax Inc.	359,157	6,762
	MCJ Co. Ltd.	938,377	6,756
	Hyakujushi Bank Ltd.	323,598	6,743
	Jaccs Co. Ltd.	387,975	6,741
	FULLCAST Holdings Co. Ltd.	305,464	6,737
	Solasto Corp.	669,263	6,711
	San-Ai Oil Co. Ltd.	792,061	6,686
	Oiles Corp.	400,015	6,686
	Tsukishima Kikai Co. Ltd.	508,948	6,677
	Osaka Soda Co. Ltd.	275,829	6,668
	Giken Ltd.	212,178	6,652
	Saibu Gas Co. Ltd.	315,638	6,641
	Yondoshi Holdings Inc.	300,901	6,630
	Sanki Engineering Co. Ltd.	602,463	6,593
	Yuasa Trading Co. Ltd.	229,234	6,539
	Ringer Hut Co. Ltd.	307,953	6,523
	Nissin Electric Co. Ltd.	683,771	6,483
	Tsugami Corp.	715,031	6,482
	Avex Inc.	507,190	6,427
	Fujimori Kogyo Co. Ltd.	219,508	6,421
	Mizuno Corp.	278,118	6,394
	Oita Bank Ltd.	211,902	6,378
	Aomori Bank Ltd.	243,375	6,366
	DyDo Group Holdings Inc.	141,918	6,346
	Yamagata Bank Ltd.	392,640	6,328
^	Kura Corp.	146,140	6,324
	Tokyotokeiba Co. Ltd.	216,420	6,314
	Sanyo Denki Co. Ltd.	133,539	6,285
	Furukawa Co. Ltd.	502,910	6,272
	Wakita & Co. Ltd.	596,398	6,265
^	Maeda Kosen Co. Ltd.	325,545	6,226
	Shizuoka Gas Co. Ltd.	764,986	6,211
	Plenus Co. Ltd.	373,035	6,162
^	Noritsu Koki Co. Ltd.	318,759	6,151
	Marudai Food Co. Ltd.	351,279	6,146
	Koa Corp.	442,508	6,111

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Pressance Corp.	498,586	6,107
^	W-Scope Corp.	384,985	6,076
	Tachi-S Co. Ltd.	393,302	6,067
	Gree Inc.	1,554,412	6,066
	Takasago International Corp.	199,060	6,055
	Kyokuto Kaihatsu Kogyo Co. Ltd.	429,422	6,052
	Bando Chemical Industries Ltd.	618,233	6,027
	Asahi Diamond Industrial Co. Ltd.	849,610	6,015
	Seikagaku Corp.	542,528	5,974
	Nishimatsuya Chain Co. Ltd.	744,626	5,936
	ValueCommerce Co. Ltd.	233,711	5,923
	Nohmi Bosai Ltd.	326,319	5,893
	TV Asahi Holdings Corp.	333,766	5,890
	Information Services International-Dentsu Ltd.	171,423	5,889
	Macromill Inc.	511,799	5,870
	Sanshin Electronics Co. Ltd.	347,619	5,864
	Japan Pulp & Paper Co. Ltd.	152,829	5,852
	JAC Recruitment Co. Ltd.	237,986	5,837
	Toho Bank Ltd.	2,245,095	5,825
*	Vision Inc.	126,421	5,818
*,^	Leopalace21 Corp.	3,434,052	5,817
	Broadleaf Co. Ltd.	1,125,809	5,801
	Shinko Plantech Co. Ltd.	554,157	5,801
	Tosho Co. Ltd.	224,915	5,779
	Riken Corp.	120,459	5,776
	ESPEC Corp.	291,648	5,762
	Belc Co. Ltd.	128,490	5,760
	Tanseisha Co. Ltd.	515,023	5,751
	Geo Holdings Corp.	421,484	5,743
	Bank of Iwate Ltd.	199,096	5,734
	Riso Kagaku Corp.	344,588	5,720
	Sakata INX Corp.	627,636	5,707
	Fukushima Industries Corp.	163,669	5,675
	Tokai Corp.	245,576	5,675
*	RENOVA Inc.	647,352	5,634
	Sodick Co. Ltd.	622,842	5,627
	JCU Corp.	329,394	5,613
	Daibiru Corp.	632,674	5,611
	Fujicco Co. Ltd.	283,414	5,605
	Mitsui Sugar Co. Ltd.	231,499	5,589
	Mitsuboshi Belting Ltd.	293,324	5,573
	Sintokogio Ltd.	591,315	5,564
	Monogatari Corp.	69,430	5,562
*	Open Door Inc.	191,997	5,560
	Chiyoda Co. Ltd.	348,768	5,527
	Futaba Industrial Co. Ltd.	876,145	5,527
	Ishihara Sangyo Kaisha Ltd.	489,877	5,506
^	Sourcenext Corp.	1,190,652	5,498
	Restar Holdings Corp.	338,394	5,489
	T-Gaia Corp.	336,773	5,475
	Bunka Shutter Co. Ltd.	740,233	5,461
	Tayca Corp.	241,618	5,455
	Belluna Co. Ltd.	722,520	5,452
	Topy Industries Ltd.	235,055	5,440
	AOKI Holdings Inc.	519,631	5,431
^	Shoei Foods Corp.	192,181	5,388
^	Istyle Inc.	753,277	5,374
	Kyoei Steel Ltd.	323,290	5,372
	Konishi Co. Ltd.	348,687	5,371
	T Hasegawa Co. Ltd.	330,929	5,347
	Toho Zinc Co. Ltd.	203,912	5,338
	Itochu Enex Co. Ltd.	651,495	5,334
	Ricoh Leasing Co. Ltd.	182,280	5,328
	Yokohama Reito Co. Ltd.	672,025	5,323

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Sinfonia Technology Co. Ltd.	373,747	5,320
	Maruwa Unyu Kikan Co. Ltd.	149,597	5,286
	Tokyo Kiraboshi Financial Group Inc.	363,762	5,256
	Sakai Chemical Industry Co. Ltd.	212,071	5,250
^	Retail Partners Co. Ltd.	502,654	5,249
	Qol Holdings Co. Ltd.	345,420	5,247
	Nextage Co. Ltd.	487,657	5,247
	Nippon Thompson Co. Ltd.	1,009,198	5,245
	Pack Corp.	162,335	5,230
	Ichikoh Industries Ltd.	834,622	5,229
	Life Corp.	268,535	5,224
	SAMTY Co. Ltd.	402,547	5,223
	Bank of the Ryukyus Ltd.	479,161	5,187
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	178,065	5,187
	Shikoku Chemicals Corp.	477,600	5,166
	Kanematsu Electronics Ltd.	173,995	5,162
	Kurabo Industries Ltd.	274,056	5,155
	Doshisha Co. Ltd.	321,636	5,145
	Yellow Hat Ltd.	402,708	5,096
	Juki Corp.	439,054	5,065
	LIFULL Co. Ltd.	932,025	5,055
	Mitsubishi Logisnext Co. Ltd.	448,991	5,054
	Maruzen Showa Unyu Co. Ltd.	189,878	5,035
^	Aruhi Corp.	281,543	5,028
	TOC Co. Ltd.	802,671	5,018
	Fuso Chemical Co. Ltd.	279,595	5,004
	Tsurumi Manufacturing Co. Ltd.	278,851	4,998
	Hokuto Corp.	290,105	4,993
^	Marusan Securities Co. Ltd.	878,200	4,980
	Joshin Denki Co. Ltd.	231,477	4,978
	Link And Motivation Inc.	646,510	4,953
	Hosokawa Micron Corp.	104,835	4,949
	Matsuya Co. Ltd.	553,497	4,947
	Kanto Denka Kogyo Co. Ltd.	661,005	4,943
	Pacific Metals Co. Ltd.	224,760	4,938
	METAWATER Co. Ltd.	163,950	4,918
	Trancom Co. Ltd.	84,250	4,901
	Riso Kyoiku Co. Ltd.	1,279,862	4,897
	Denki Kogyo Co. Ltd.	166,985	4,897
	Sogo Medical Holdings Co. Ltd.	263,212	4,886
	CMK Corp.	703,075	4,881
	Valqua Ltd.	227,452	4,880
	VT Holdings Co. Ltd.	1,208,986	4,879
	Foster Electric Co. Ltd.	312,759	4,877
	Mitsui-Soko Holdings Co. Ltd.	306,669	4,875
	PAL GROUP Holdings Co. Ltd.	158,740	4,868
	Nippon Chemi-Con Corp.	238,272	4,867
^	COLOPL Inc.	796,604	4,849
	Central Security Patrols Co. Ltd.	102,041	4,840
	Toppan Forms Co. Ltd.	527,039	4,820
	Okabe Co. Ltd.	525,080	4,805
	Shindengen Electric Manufacturing Co. Ltd.	116,643	4,800
	Tekken Corp.	183,075	4,787
	Daito Pharmaceutical Co. Ltd.	147,489	4,764
	LEC Inc.	361,165	4,725
	Keihanshin Building Co. Ltd.	515,215	4,725
^	Kitanotatsujin Corp.	979,214	4,714
	Riken Keiki Co. Ltd.	247,757	4,695
	Mitsubishi Shokuhin Co. Ltd.	181,122	4,688
	Shikoku Bank Ltd.	512,677	4,687
	Sumida Corp.	313,142	4,676
	Sumitomo Seika Chemicals Co. Ltd.	119,960	4,661
	Kaga Electronics Co. Ltd.	252,224	4,657
	Sumitomo Riko Co. Ltd.	526,496	4,639

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Sun Frontier Fudousan Co. Ltd.	453,323	4,638
	Fuji Co. Ltd.	276,100	4,604
	Daiwa Industries Ltd.	393,945	4,601
	Dexerials Corp.	726,780	4,598
	Arcland Sakamoto Co. Ltd.	353,728	4,598
	Aichi Steel Corp.	149,493	4,591
^	Dip Corp.	300,353	4,591
*,^	Change Inc.	134,907	4,581
	Nippon Yakin Kogyo Co. Ltd.	1,995,105	4,573
	St. Marc Holdings Co. Ltd.	203,631	4,572
	Tonami Holdings Co. Ltd.	83,088	4,566
	Chofu Seisakusho Co. Ltd.	215,798	4,556
	YAMABIKO Corp.	460,596	4,556
	Trust Tech Inc.	133,447	4,549
	Hioki EE Corp.	125,385	4,526
	Miyazaki Bank Ltd.	186,827	4,510
	Yamanashi Chuo Bank Ltd.	384,179	4,507
	Tamron Co. Ltd.	229,595	4,496
	World Co. Ltd.	230,564	4,493
	Hibiya Engineering Ltd.	267,439	4,479
	San ju San Financial Group Inc.	329,069	4,443
^	Nissei ASB Machine Co. Ltd.	120,039	4,437
	Tsukui Corp.	708,151	4,424
	Ryoyo Electro Corp.	286,436	4,410
	Rheon Automatic Machinery Co. Ltd.	289,839	4,394
	Ines Corp.	350,795	4,382
	Toyo Construction Co. Ltd.	1,189,129	4,381
	Tokushu Tokai Paper Co. Ltd.	118,085	4,363
	Alpen Co. Ltd.	280,177	4,356
	Taihei Dengyo Kaisha Ltd.	197,426	4,354
	Axial Retailing Inc.	145,813	4,344
	Eagle Industry Co. Ltd.	378,863	4,342
	Optorun Co. Ltd.	163,718	4,322
^	Pasona Group Inc.	271,813	4,311
	G-Tekt Corp.	301,173	4,297
	Meisei Industrial Co. Ltd.	636,001	4,267
	Takamatsu Construction Group Co. Ltd.	197,509	4,260
*	Vector Inc.	356,379	4,243
	Future Corp.	253,138	4,231
	Neturen Co. Ltd.	489,007	4,206
	Shin-Etsu Polymer Co. Ltd.	552,311	4,205
	Melco Holdings Inc.	132,141	4,198
	Intage Holdings Inc.	497,655	4,192
	Toyo Tanso Co. Ltd.	210,228	4,172
^	Enplas Corp.	147,080	4,168
	Fixstars Corp.	315,297	4,166
	Chubu Shiryo Co. Ltd.	376,144	4,165
	Yakuodo Co. Ltd.	169,521	4,152
	Vital KSK Holdings Inc.	434,509	4,146
	ZIGExN Co. Ltd.	791,985	4,135
^	Hoosiers Holdings	693,533	4,118
	Toa Corp.	286,109	4,110
^	J Trust Co. Ltd.	1,244,179	4,104
^	Strike Co. Ltd.	224,871	4,103
	OSAKA Titanium Technologies Co. Ltd.	294,765	4,095
	GLOBERIDE Inc.	141,188	4,077
	Aichi Bank Ltd.	124,745	4,073
	Canon Electronics Inc.	246,723	4,066
	Kappa Create Co. Ltd.	310,776	4,063
	Nippon Koei Co. Ltd.	176,561	4,047
	Key Coffee Inc.	213,673	4,026
^	Starzen Co. Ltd.	111,391	4,025
^	Pepper Food Service Co. Ltd.	198,378	4,019
	Sankyo Tateyama Inc.	360,433	4,009

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Takara Leben Co. Ltd.	1,283,921	3,993
	Nippon Kanzai Co. Ltd.	220,136	3,990
	Toho Titanium Co. Ltd.	474,138	3,990
	Mitsui High-Tec Inc.	343,428	3,982
	Iino Kaiun Kaisha Ltd.	1,134,361	3,961
	SBS Holdings Inc.	233,394	3,944
*	M&A Capital Partners Co. Ltd.	91,935	3,935
	Anest Iwata Corp.	449,770	3,929
	Shinko Shoji Co. Ltd.	233,057	3,927
	Ehime Bank Ltd.	411,713	3,917
^	YA-MAN Ltd.	405,172	3,898
^	eRex Co. Ltd.	424,169	3,877
	Akita Bank Ltd.	196,324	3,877
	Kato Works Co. Ltd.	152,760	3,853
	Yonex Co. Ltd.	624,394	3,849
^	OPT Holding Inc.	233,520	3,831
	KAWADA TECHNOLOGIES Inc.	61,056	3,812
	Sanyo Electric Railway Co. Ltd.	189,916	3,795
	Torii Pharmaceutical Co. Ltd.	190,662	3,790
	Daiken Corp.	200,463	3,789
	Sinko Industries Ltd.	262,841	3,783
^	Megachips Corp.	281,742	3,779
	Nippon Denko Co. Ltd.	1,803,629	3,779
	Nippon Road Co. Ltd.	65,164	3,754
	Ichiyoshi Securities Co. Ltd.	514,730	3,752
	LIXIL VIVA Corp.	317,986	3,745
	Fukui Bank Ltd.	256,422	3,744
	Yorozu Corp.	255,901	3,727
	Kourakuen Holdings Corp.	129,053	3,719
	Achilles Corp.	208,669	3,701
	Dai-Dan Co. Ltd.	166,301	3,697
	Kenko Mayonnaise Co. Ltd.	180,317	3,690
^	Micronics Japan Co. Ltd.	472,912	3,663
	Gakken Holdings Co. Ltd.	77,860	3,647
	Arcland Service Holdings Co. Ltd.	204,408	3,642
	Stella Chemifa Corp.	131,131	3,642
	Osaki Electric Co. Ltd.	540,726	3,596
^	Matsuyafoods Holdings Co. Ltd.	107,913	3,559
	J-Oil Mills Inc.	99,283	3,555
	Riken Vitamin Co. Ltd.	107,711	3,546
	Uchida Yoko Co. Ltd.	111,004	3,543
^	Sagami Holdings Corp.	296,824	3,536
	Yurtec Corp.	500,814	3,534
	F@N Communications Inc.	575,110	3,531
	Fujibo Holdings Inc.	141,307	3,515
	Akatsuki Inc.	77,006	3,508
	Tenma Corp.	188,587	3,505
	PIA Corp.	82,406	3,491
	Union Tool Co.	126,172	3,483
	Daiichi Jitsugyo Co. Ltd.	112,452	3,471
	Alconix Corp.	291,508	3,471
^	Kamakura Shinsho Ltd.	265,161	3,470
	Dai Nippon Toryo Co. Ltd.	366,083	3,459
^	Fujiya Co. Ltd.	185,232	3,440
	Tosei Corp.	412,858	3,433
	WATAMI Co. Ltd.	244,659	3,425
	OSJB Holdings Corp.	1,431,769	3,421
	Nichiban Co. Ltd.	163,444	3,408
	Tachibana Eletech Co. Ltd.	217,961	3,403
	Rorze Corp.	144,143	3,397
^	Yamashin-Filter Corp.	521,348	3,396
*	Unitika Ltd.	853,132	3,384
	Toa Corp.	307,529	3,384
	RS Technologies Co. Ltd.	114,814	3,376

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Amuse Inc.	142,033	3,375
	Daido Metal Co. Ltd.	534,429	3,369
	Ministop Co. Ltd.	213,519	3,366
^	Rock Field Co. Ltd.	233,711	3,344
	Nihon Chouzai Co. Ltd.	91,766	3,338
	Nippon Parking Development Co. Ltd.	2,118,834	3,328
	Riken Technos Corp.	707,720	3,310
	Xebio Holdings Co. Ltd.	313,964	3,305
	Cosel Co. Ltd.	307,335	3,302
	Mie Kotsu Group Holdings Inc.	621,068	3,298
	Nitto Kohki Co. Ltd.	159,684	3,290
	JSP Corp.	156,834	3,290
*,^	KLab Inc.	439,304	3,271
	Iseki & Co. Ltd.	207,504	3,247
	Komtasu Matere Co. Ltd.	416,206	3,247
	KFC Holdings Japan Ltd.	179,900	3,217
	Shinnihon Corp.	373,246	3,209
	Inageya Co. Ltd.	262,893	3,150
	Advan Co. Ltd.	337,349	3,146
	Mitsuba Corp.	483,264	3,130
	Cybozu Inc.	328,433	3,121
	Krosaki Harima Corp.	58,981	3,117
	WDB Holdings Co. Ltd.	104,529	3,106
	Cawachi Ltd.	174,829	3,095
	NS United Kaiun Kaisha Ltd.	140,512	3,086
	Kamei Corp.	307,377	3,078
	Okuwa Co. Ltd.	302,276	3,057
	Nihon Trim Co. Ltd.	60,622	3,052
	Nichiden Corp.	203,909	3,052
	Roland DG Corp.	140,351	3,037
	Kyokuyo Co. Ltd.	121,956	3,034
	Arakawa Chemical Industries Ltd.	223,244	3,012
	CONEXIO Corp.	240,901	2,991
	Goldcrest Co. Ltd.	226,510	2,985
	Genky DrugStores Co. Ltd.	127,123	2,985
	Nittetsu Mining Co. Ltd.	77,309	2,977
	Yushin Precision Equipment Co. Ltd.	271,568	2,956
	CI Takiron Corp.	488,453	2,953
^	Marvelous Inc.	381,644	2,943
	Nagatanien Holdings Co. Ltd.	145,522	2,935
	ASKA Pharmaceutical Co. Ltd.	279,196	2,919
	Mimasu Semiconductor Industry Co. Ltd.	195,051	2,909
	Katakura Industries Co. Ltd.	252,800	2,907
*,^	Gunosy Inc.	193,733	2,905
	Sumitomo Densetsu Co. Ltd.	168,830	2,901
	Aisan Industry Co. Ltd.	422,356	2,863
	Feed One Co. Ltd.	1,854,459	2,853
	Warabeya Nichiyo Holdings Co. Ltd.	176,432	2,838
	Koatsu Gas Kogyo Co. Ltd.	379,444	2,837
	Michinoku Bank Ltd.	193,431	2,823
	Fuji Pharma Co. Ltd.	185,038	2,809
	Kintetsu Department Store Co. Ltd.	94,997	2,790
	Onoken Co. Ltd.	195,588	2,787
	Furuno Electric Co. Ltd.	329,020	2,772
	Shinwa Co. Ltd.	135,525	2,764
	Zuken Inc.	199,520	2,745
	Studio Alice Co. Ltd.	148,234	2,734
	Hisaka Works Ltd.	307,950	2,734
	ASAHI YUKIZAI Corp.	168,145	2,724
^	Tokyo Individualized Educational Institute Inc.	301,306	2,723
	Towa Bank Ltd.	422,491	2,710
	Kyosan Electric Manufacturing Co. Ltd.	688,570	2,698
	Aiphone Co. Ltd.	170,561	2,693
	Towa Corp.	322,639	2,685

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Chiyoda Integre Co. Ltd.	142,947	2,672
	Kasai Kogyo Co. Ltd.	321,043	2,664
	Nihon Nohyaku Co. Ltd.	624,275	2,655
	Oyo Corp.	250,673	2,643
	ST Corp.	151,247	2,615
	Namura Shipbuilding Co. Ltd.	769,584	2,602
	Nissin Corp.	151,105	2,596
	Chukyo Bank Ltd.	131,293	2,590
	BRONCO BILLY Co. Ltd.	124,152	2,582
	Nisso Corp.	224,516	2,581
	Itochu-Shokuhin Co. Ltd.	60,726	2,558
	Rokko Butter Co. Ltd.	131,599	2,550
*	Sanden Holdings Corp.	351,147	2,530
	FIDEA Holdings Co. Ltd.	2,127,434	2,506
	World Holdings Co. Ltd.	147,214	2,503
^	Jamco Corp.	123,923	2,496
	Japan Cash Machine Co. Ltd.	231,807	2,469
	Fudo Tetra Corp.	178,249	2,452
	Itoki Corp.	496,592	2,450
	Meiko Network Japan Co. Ltd.	245,485	2,444
	Mitsubishi Research Institute Inc.	87,948	2,443
*,^	Tokyo Base Co. Ltd.	253,915	2,439
	Tochigi Bank Ltd.	1,202,457	2,438
	Sekisui Plastics Co. Ltd.	326,697	2,435
	Kyokuto Securities Co. Ltd.	272,230	2,418
	Sanyo Shokai Ltd.	142,599	2,413
	Aichi Corp.	352,828	2,411
	Fukuda Corp.	60,954	2,409
^	Remixpoint Inc.	829,040	2,408
	Bank of Saga Ltd.	151,556	2,400
	Organo Corp.	80,605	2,399
	Nihon Tokushu Toryo Co. Ltd.	221,108	2,391
	Denyo Co. Ltd.	187,816	2,387
*,^	Medical Data Vision Co. Ltd.	261,981	2,384
	Japan Transcity Corp.	596,502	2,382
	Kanagawa Chuo Kotsu Co. Ltd.	69,100	2,378
	Nippon Beet Sugar Manufacturing Co. Ltd.	140,282	2,360
	K&O Energy Group Inc.	162,779	2,359
	Yomiuri Land Co. Ltd.	59,762	2,359
*	Shin Nippon Biomedical Laboratories Ltd.	339,944	2,343
	Wowow Inc.	88,746	2,300
^	Hito Communications Holdings Inc.	135,345	2,291
	Happinet Corp.	192,333	2,287
	CTS Co. Ltd.	373,345	2,283
^	GCA Corp.	308,134	2,273
	Daikokutenbussan Co. Ltd.	66,000	2,265
	Torishima Pump Manufacturing Co. Ltd.	248,330	2,255
	Kanaden Corp.	198,110	2,249
	Chori Co. Ltd.	150,003	2,239
	Alpha Systems Inc.	90,885	2,239
	Kyodo Printing Co. Ltd.	99,483	2,238
	Ryoden Corp.	162,887	2,236
	Teikoku Electric Manufacturing Co. Ltd.	218,537	2,228
	Osaka Steel Co. Ltd.	129,302	2,215
	Space Value Holdings Co. Ltd.	405,083	2,213
	Icom Inc.	117,336	2,201
	Asunaro Aoki Construction Co. Ltd.	282,935	2,201
	Keiyo Co. Ltd.	507,321	2,200
*,^	Nippon Sharyo Ltd.	99,172	2,186
	Asahi Co. Ltd.	178,699	2,172
	Pronexus Inc.	182,116	2,168
	Ateam Inc.	144,161	2,158
	Wellnet Corp.	224,387	2,148
	Hodogaya Chemical Co. Ltd.	78,160	2,148

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Sac’s Bar Holdings Inc.	214,748	2,144
	Aeon Fantasy Co. Ltd.	89,567	2,141
	Fujita Kanko Inc.	86,557	2,140
	Kitagawa Corp.	101,636	2,121
	Toyo Corp.	259,772	2,119
	Argo Graphics Inc.	102,780	2,114
	Yahagi Construction Co. Ltd.	300,972	2,111
	Mars Group Holdings Corp.	107,323	2,106
	Hochiki Corp.	184,562	2,105
	Godo Steel Ltd.	134,207	2,095
	Toyo Kanetsu KK	109,500	2,088
^	JP-Holdings Inc.	795,200	2,059
	CHIMNEY Co. Ltd.	84,562	2,055
^	IDOM Inc.	843,770	2,055
	Hokkan Holdings Ltd.	123,573	2,046
	Tokyo Energy & Systems Inc.	236,956	2,045
	Mitsubishi Steel Manufacturing Co. Ltd.	139,575	2,026
	Central Sports Co. Ltd.	71,647	2,026
	Mitsui Matsushima Holdings Co. Ltd.	175,816	2,012
	Sinanen Holdings Co. Ltd.	106,827	2,008
	SWCC Showa Holdings Co. Ltd.	287,474	2,000
	Toenec Corp.	71,845	1,995
	Gurunavi Inc.	356,832	1,990
	Tatsuta Electric Wire and Cable Co. Ltd.	448,840	1,971
	Parco Co. Ltd.	204,422	1,964
	Daisyo Corp.	139,623	1,959
	Jimoto Holdings Inc.	2,128,338	1,958
	Weathernews Inc.	64,336	1,954
	Corona Corp. Class A	205,701	1,943
	France Bed Holdings Co. Ltd.	235,321	1,938
	Kansai Super Market Ltd.	203,550	1,929
	T RAD Co. Ltd.	89,830	1,926
	Shibusawa Warehouse Co. Ltd.	121,941	1,919
	CAC Holdings Corp.	134,291	1,919
^	SRA Holdings	87,721	1,901
	Toho Co. Ltd.	96,106	1,898
*	KNT-CT Holdings Co. Ltd.	151,638	1,896
	Hakuto Co. Ltd.	174,222	1,890
	Misawa Homes Co. Ltd.	268,475	1,879
	Tomoku Co. Ltd.	117,748	1,874
	CMIC Holdings Co. Ltd.	125,544	1,851
	Shimizu Bank Ltd.	115,526	1,831
	Nissin Sugar Co. Ltd.	102,452	1,819
	Fukui Computer Holdings Inc.	89,911	1,808
	Taisei Lamick Co. Ltd.	71,154	1,801
	MTI Ltd.	309,356	1,801
^	Sanei Architecture Planning Co. Ltd.	126,558	1,795
*,^	Toyo Engineering Corp.	336,458	1,794
^	Linical Co. Ltd.	157,380	1,792
	Fuji Oil Co. Ltd.	715,472	1,791
	Mitsuuroko Group Holdings Co. Ltd.	220,966	1,784
	Kurimoto Ltd.	136,147	1,781
*	COOKPAD Inc.	727,072	1,772
	Halows Co. Ltd.	89,168	1,766
*,^	ES-Con Japan Ltd.	247,646	1,765
	Tsukuba Bank Ltd.	989,992	1,748
	SMK Corp.	74,806	1,732
	Mitsubishi Paper Mills Ltd.	341,066	1,731
^	Ohara Inc.	137,325	1,728
	Hokkaido Gas Co. Ltd.	134,416	1,724
	Fuso Pharmaceutical Industries Ltd.	77,630	1,722
	Seika Corp.	138,859	1,707
	Elematec Corp.	92,640	1,705
	Tosho Printing Co. Ltd.	194,861	1,704

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
^	Tokyo Rope Manufacturing Co. Ltd.	172,995	1,703
	Maezawa Kyuso Industries Co. Ltd.	96,985	1,696
^	Taki Chemical Co. Ltd.	35,468	1,693
*,^	FDK Corp.	174,367	1,689
	Honeys Holdings Co. Ltd.	182,516	1,685
	Showa Aircraft Industry Co. Ltd.	137,528	1,680
	Chuetsu Pulp & Paper Co. Ltd.	131,080	1,655
	Okura Industrial Co. Ltd.	99,214	1,644
	Nippon Coke & Engineering Co. Ltd.	1,821,612	1,637
	Matsuda Sangyo Co. Ltd.	127,834	1,617
	Sankyo Seiko Co. Ltd.	354,206	1,616
*,^	Funai Electric Co. Ltd.	221,682	1,604
	Mito Securities Co. Ltd.	796,214	1,585
	PC Depot Corp.	420,680	1,548
*	Kojima Co. Ltd.	315,311	1,548
	Chiba Kogyo Bank Ltd.	599,160	1,545
	Tv Tokyo Holdings Corp.	72,045	1,519
	Takaoka Toko Co. Ltd.	128,923	1,494
	Zuiko Corp.	46,235	1,493
	Kita-Nippon Bank Ltd.	86,831	1,488
	Artnature Inc.	258,539	1,457
	Kitano Construction Corp.	53,402	1,450
	Yushiro Chemical Industry Co. Ltd.	120,417	1,441
	Sanoh Industrial Co. Ltd.	302,131	1,436
	Gun-Ei Chemical Industry Co. Ltd.	57,985	1,428
	AOI Electronics Co. Ltd.	65,779	1,419
	Maezawa Kasei Industries Co. Ltd.	152,056	1,419
	Fujikura Kasei Co. Ltd.	253,993	1,390
	Toa Oil Co. Ltd.	84,305	1,361
	Fujitsu Frontech Ltd.	141,239	1,348
	Taiho Kogyo Co. Ltd.	169,834	1,343
^	Chugai Ro Co. Ltd.	78,969	1,321
	Cleanup Corp.	232,920	1,303
^	Tokyo Rakutenchi Co. Ltd.	28,788	1,303
	Atsugi Co. Ltd.	154,255	1,302
	Nihon Yamamura Glass Co. Ltd.	97,732	1,292
	Tsutsumi Jewelry Co. Ltd.	76,804	1,252
	Inaba Seisakusho Co. Ltd.	93,778	1,196
	Fields Corp.	166,956	1,178
	Toli Corp.	502,992	1,178
	Tokyo Electron Device Ltd.	67,338	1,174
*,^	Akebono Brake Industry Co. Ltd.	983,528	1,143
	NEC Capital Solutions Ltd.	73,110	1,138
	Takamiya Co. Ltd.	183,403	1,111
	Shimojima Co. Ltd.	101,282	1,087
*	Laox Co. Ltd.	366,684	1,083
^	Tateru Inc.	450,621	1,079
	Chuo Spring Co. Ltd.	39,751	1,050
	Airport Facilities Co. Ltd.	207,352	1,027
	Daikoku Denki Co. Ltd.	73,884	1,008
	Gecoss Corp.	110,876	996
	Rhythm Watch Co. Ltd.	87,108	993
	Toyo Securities Co. Ltd.	832,228	971
	Takihyo Co. Ltd.	58,804	964
	Nakayama Steel Works Ltd.	202,486	943
	eGuarantee Inc.	87,245	933
	Dai-ichi Seiko Co. Ltd.	89,916	923
^	Right On Co. Ltd.	122,038	855
	Paris Miki Holdings Inc.	238,612	841
*,^	Aplus Financial Co. Ltd.	1,049,018	810
	Toda Kogyo Corp.	37,728	755
	Sumitomo Precision Products Co. Ltd.	26,962	752
*	Senshukai Co. Ltd.	326,226	706
*	Kinki Sharyo Co. Ltd.	30,863	566

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Toyo Denki Seizo KK	28,610	392
	Shin Nippon Air Technologies Co. Ltd.	21,000	338
	Nippon Chemiphar Co. Ltd.	8,169	213
			61,700,000

Kuwait (0.2%)
	National Bank of Kuwait SAKP	93,030,946	284,112
	Kuwait Finance House KSCP	55,008,134	120,202
	Ahli United Bank BSC	72,346,881	60,152
	Mobile Telecommunications Co. KSC	32,760,618	49,732
	Agility Public Warehousing Co. KSC	13,716,315	32,935
	Gulf Bank KSCP	27,091,719	27,044
	Boubyan Bank KSCP	10,774,826	19,247
*	Boubyan Petrochemicals Co. KSCP	5,740,052	17,340
	Humansoft Holding Co. KSC	1,472,828	16,104
*	National Industries Group Holding SAK	14,939,814	10,741
*	Warba Bank KSCP	12,911,557	10,174
	Kuwait International Bank KSCP	8,632,136	8,021
*	Integrated Holding Co. KCSC	2,389,630	5,650
	Alimtiaz Investment Group KSC	11,632,821	5,000
*	Mezzan Holding Co. KSCC	1,897,729	3,179
*,§	Boubyan Bank KSCP Rights Expire 05/23/2019	1,660,290	1,058
			670,691
Luxembourg (0.0%)
	Tenaris SA ADR	233,418	6,475

Malaysia (0.7%)
	Public Bank Bhd. (Local)	47,693,145	259,639
	Malayan Banking Bhd.	91,191,313	204,050
	Tenaga Nasional Bhd.	60,962,429	181,432
	CIMB Group Holdings Bhd.	104,625,230	133,445
	Petronas Chemicals Group Bhd.	43,868,703	95,507
	Sime Darby Plantation Bhd.	53,908,392	67,199
	Axiata Group Bhd.	67,143,435	64,509
	IHH Healthcare Bhd.	45,962,377	61,824
	DiGi.Com Bhd.	55,110,180	61,314
	Genting Bhd.	35,579,820	60,612
	Dialog Group Bhd.	69,944,780	54,446
	Maxis Bhd.	41,066,661	53,252
	IOI Corp. Bhd.	48,035,938	52,355
	Petronas Gas Bhd.	11,925,693	51,028
	Hong Leong Bank Bhd.	10,474,475	50,659
	PPB Group Bhd.	10,400,745	47,100
	Kuala Lumpur Kepong Bhd.	7,305,631	43,763
	MISC Bhd.	21,778,359	36,383
	Genting Malaysia Bhd.	43,298,219	33,325
	Nestle Malaysia Bhd.	924,970	32,663
	Press Metal Aluminium Holdings Bhd.	27,939,694	32,127
	RHB Bank Bhd Ordinary Shares	21,753,769	31,381
	AMMB Holdings Bhd.	28,983,120	31,334
	Sime Darby Bhd.	55,287,274	31,054
	Top Glove Corp. Bhd.	26,158,958	30,830
	Gamuda Bhd.	33,770,617	28,586
	Hartalega Holdings Bhd.	22,778,138	27,724
	IJM Corp. Bhd.	47,957,821	27,152
	Malaysia Airports Holdings Bhd.	14,203,562	26,232
	Petronas Dagangan Bhd.	4,454,940	26,071
	HAP Seng Consolidated Bhd.	8,762,681	20,951
	QL Resources Bhd.	11,507,143	18,973
	YTL Corp. Bhd.	66,536,197	18,159
	British American Tobacco Malaysia Bhd.	2,145,469	18,102
	Hong Leong Financial Group Bhd.	3,539,932	16,455
	Alliance Bank Malaysia Bhd.	16,210,753	15,929
	AirAsia Group Bhd.	24,043,754	15,883
	Westports Holdings Bhd.	15,731,141	14,489

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Sime Darby Property Bhd.	51,513,624	13,833
	Inari Amertron Bhd.	32,845,217	13,761
	Fraser & Neave Holdings Bhd.	1,586,908	13,399
	Genting Plantations Bhd.	5,276,903	13,392
	UMW Holdings Bhd.	9,634,236	12,711
	Carlsberg Brewery Malaysia Bhd.	2,058,381	12,579
	Telekom Malaysia Bhd.	17,814,477	12,550
	Bursa Malaysia Bhd.	7,547,808	12,323
*	My EG Services Bhd.	32,838,921	11,936
	KLCCP Stapled Group Bhd.	6,185,430	11,496
	Sunway REIT	24,396,314	11,041
*	Sapura Energy Bhd.	137,707,968	10,794
	IGB REIT	23,430,033	10,547
	SP Setia Bhd Group	18,436,378	10,119
	YTL Power International Bhd.	45,990,969	9,896
	IOI Properties Group Bhd.	28,289,395	9,378
	TIME dotCom Bhd.	4,211,528	9,116
	Malaysian Resources Corp. Bhd.	35,216,501	8,781
*	FGV Holdings Bhd.	28,783,350	8,690
	Kossan Rubber Industries	9,640,143	8,489
2	Astro Malaysia Holdings Bhd.	23,520,464	8,253
	Serba Dinamik Holdings Bhd.	7,977,760	8,073
	Malakoff Corp. Bhd.	37,598,813	8,014
	Sunway Bhd.	19,643,931	7,940
	KPJ Healthcare Bhd.	32,663,467	7,747
	Yinson Holdings Bhd.	6,555,613	7,677
2	Lotte Chemical Titan Holding Bhd.	8,609,847	7,357
	Malaysia Building Society Bhd.	30,204,884	7,273
	Berjaya Sports Toto Bhd.	11,424,506	7,270
	DRB-Hicom Bhd.	12,388,517	6,539
	Scientex Bhd.	3,028,508	6,262
	Cahya Mata Sarawak Bhd.	7,493,570	6,054
	VS Industry Bhd.	19,046,898	5,262
	Bermaz Auto Bhd.	8,595,701	4,990
	Magnum Bhd.	7,994,190	4,702
	Pavilion REIT	10,650,525	4,689
	Padini Holdings Bhd.	4,892,345	4,545
*	Lafarge Malaysia Bhd.	5,686,507	4,544
	UEM Sunrise Bhd.	20,092,955	4,523
	AEON Credit Service M Bhd.	1,115,238	4,398
	Supermax Corp. Bhd.	11,512,589	4,210
	WCT Holdings Bhd.	15,969,041	4,094
*	Velesto Energy Bhd.	53,700,012	3,836
	Muhibbah Engineering M Bhd.	5,505,045	3,801
	Sunway Construction Group Bhd.	6,745,934	3,265
*	Bumi Armada Bhd.	48,941,605	2,783
*	Eco World Development Group Bhd.	12,176,154	2,726
*	Berjaya Corp. Bhd.	42,338,255	2,717
	Pos Malaysia Bhd.	5,086,190	2,253
	Unisem M Bhd.	3,621,227	2,245
*	AirAsia X Bhd.	23,707,796	1,349
*	Eastern & Oriental Bhd.	3,549,455	750
	Datasonic Group Bhd.	3,234,600	385
*	UMW Oil & Gas Corp. Warrants Expire 09/30/2024	12,999,819	377
*	Malaysian Resources Corp. Bhd. Warrants Expire 12/31/2027	2,634,201	198
*	Sunway Bhd. Warrants Expire 12/31/2024	2,118,838	197
*	Datasonic Group Bhd. Warrants Expire 07/05/2023	4,140,150	90
*	BIMB Holdings Bhd. Warrants Expire 12/04/2023	741,960	69
*	WCT Holdings Bhd. Warrants Expire 08/24/2020	1,594,005	62
§	RHB Bank Bhd.	9,155,400	22
*	AirAsia X Bhd. Warrants Expire 06/08/2020	1,955,625	19
*	OSK Holdings Bhd. Warrants Expire 07/22/2020	1,716,558	17
*	KNM Group Bhd. Warrants Expire 04/21/2020	1,085,088	13
*	Mah Sing Group Warrants Expire 01/15/2026	895,021	4

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*	CB Industrial Product Holding Bhd Warrants Expire 10/31/2019	462,666	2
*,§	Eastern & Oriental Bhd Warrants Expire 07/21/2019	1,014,820	1
			2,462,365
Malta (0.0%)
*,§	BGP Holdings PLC	17,449,685	—

Mexico (0.7%)
	Fomento Economico Mexicano SAB de CV	32,222,698	314,328
	America Movil SAB de CV	419,535,222	312,476
	Grupo Financiero Banorte SAB de CV	43,200,495	273,066
	Wal-Mart de Mexico SAB de CV	79,031,327	232,245
	Grupo Mexico SAB de CV Class B	54,797,372	160,683
*	Cemex SAB de CV	218,086,880	100,889
	Grupo Bimbo SAB de CV Class A	36,829,855	82,022
	Grupo Televisa SAB	37,873,825	77,035
	Fibra Uno Administracion SA de CV	46,787,631	69,745
	Grupo Financiero Inbursa SAB de CV	34,407,691	52,670
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,123,107	51,440
	Grupo Elektra SAB DE CV	963,827	51,269
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,014,168	50,983
	Coca-Cola Femsa SAB de CV	7,988,911	50,961
	Alfa SAB de CV Class A	46,943,494	47,444
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	26,004,052	43,674
	Mexichem SAB de CV	15,857,862	36,814
	Infraestructura Energetica Nova SAB de CV	8,026,835	35,088
	Arca Continental SAB de CV	6,082,852	34,528
	Promotora y Operadora de Infraestructura SAB de CV	3,275,877	33,322
	Gruma SAB de CV Class B	3,193,030	31,916
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,946,254	30,474
	Grupo Carso SAB de CV	7,223,247	28,009
	Kimberly-Clark de Mexico SAB de CV Class A	13,454,731	23,258
*,2	Banco del Bajio SA	10,741,620	23,095
	Industrias Penoles SAB de CV	1,876,777	21,539
	Megacable Holdings SAB de CV	4,661,308	20,533
	PLA Administradora Industrial S de RL de CV	11,554,595	19,217
	Regional SAB de CV	3,476,542	18,945
	El Puerto de Liverpool SAB de CV	2,911,039	18,844
*	Alsea SAB de CV	8,123,210	18,159
	Gentera SAB de CV	17,160,103	15,660
^	Elis SA (XLON)	871,981	15,526
	Grupo Cementos de Chihuahua SAB de CV	2,554,165	14,636
2	Macquarie Mexico Real Estate Management SA de CV	11,527,261	13,705
	Becle SAB de CV	8,583,344	13,488
	Bolsa Mexicana de Valores SAB de CV	6,538,873	13,483
	Corp Inmobiliaria Vesta SAB de CV	8,451,229	13,325
*	Telesites SAB de CV	19,265,612	13,089
	Grupo Lala SAB de CV	8,703,739	11,616
	Prologis Property Mexico SA de CV	4,998,108	10,688
	Industrias Bachoco SAB de CV Class B	2,421,650	9,923
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,648,925	9,690
*	Genomma Lab Internacional SAB de CV Class B	10,903,237	8,765
	Grupo Comercial Chedraui SA de CV	4,382,587	8,660
2	GMexico Transportes SAB de CV	6,439,836	7,881
*	Qualitas Controladora SAB de CV	2,841,126	7,537
*	La Comer SAB de CV	6,425,996	7,339
	Alpek SAB de CV	5,929,269	7,294
	Grupo Herdez SAB de CV	3,099,124	6,642
*	Cemex SAB de CV ADR	1,328,691	6,112
*	Hoteles City Express SAB de CV	5,260,810	5,436
*	Grupo Aeromexico SAB de CV	5,043,091	5,169
	Grupo Aeroportuario del Pacifico SAB de CV ADR	49,592	5,027
2	Nemak SAB de CV	9,175,611	5,009
2	Concentradora Fibra Hotelera Mexicana SA de CV	9,325,788	4,772

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Concentradora Fibra Danhos SA de CV	3,172,934	4,641
*	Industrias CH SAB de CV Class B	948,614	4,425
	Credito Real SAB de CV SOFOM ER	3,436,416	3,921
	Unifin Financiera SAB de CV SOFOM ENR	1,545,747	3,468
*	Grupo GICSA SAB de CV	8,333,648	2,681
*	Axtel SAB de CV	19,795,153	2,443
	Grupo Rotoplas SAB de CV	2,399,571	2,374
	Consorcio ARA SAB de CV	8,568,013	2,296
	ALEATICA SAB de CV	1,924,075	2,096
	TV Azteca SAB de CV	17,083,224	1,856
	Promotora y Operadora de Infraestructura SAB de CV Class L	274,396	1,802
*	Grupo Simec SAB de CV Class B	223,623	684
			2,637,830
Netherlands (2.2%)
	Unilever NV	23,166,724	1,401,698
	ASML Holding NV	6,116,081	1,277,108
	ING Groep NV	59,572,153	760,145
	Koninklijke Philips NV	13,986,865	600,651
	Koninklijke Ahold Delhaize NV	16,550,147	398,886
^	Heineken NV	3,597,729	388,942
	Unibail-Rodamco-Westfield	2,063,665	354,969
	Koninklijke DSM NV	2,678,203	306,312
	Akzo Nobel NV	3,473,660	295,143
^	Wolters Kluwer NV	4,069,107	284,015
	NN Group NV	5,192,590	226,604
	ArcelorMittal	9,313,358	202,623
^	Heineken Holding NV	1,612,378	164,147
	Koninklijke KPN NV	50,483,966	155,156
2	ABN AMRO Group NV	6,332,724	149,151
	Aegon NV (XAMS)	26,165,818	136,590
*,2	Adyen NV	129,914	105,880
	Randstad NV	1,672,193	95,635
	ASR Nederland NV	2,045,214	91,000
*	Galapagos NV	709,864	81,537
	IMCD NV	816,603	66,026
	Aalberts NV	1,492,373	58,717
	SBM Offshore NV	2,697,480	50,056
2	Signify NV	1,577,813	47,349
^	Koninklijke Vopak NV	1,016,313	45,382
*,2	Takeaway.com NV	497,719	42,899
*	OCI NV	1,476,300	42,878
	ASM International NV	600,159	40,919
	TKH Group NV	661,706	35,602
^	Boskalis Westminster	1,232,506	33,826
^	BE Semiconductor Industries NV	1,125,031	32,407
*	Altice Europe NV	9,221,374	29,264
	Corbion NV	876,506	28,039
	APERAM SA	771,791	23,810
	VEON Ltd.	9,667,017	23,027
2	Intertrust NV	1,161,166	22,072
	Eurocommercial Properties NV	756,797	21,960
^	Arcadis NV	1,073,999	20,294
	Koninklijke BAM Groep NV	3,970,029	19,387
*,2	Basic-Fit NV	507,336	18,008
	Sligro Food Group NV	490,707	17,934
^	PostNL NV	6,891,546	17,876
^	Wereldhave NV	650,594	16,667
2	GrandVision NV	706,065	15,889
*	TomTom NV	1,831,060	15,828
^	AMG Advanced Metallurgical Group NV	455,951	13,862
2	Flow Traders	428,924	12,292
*,^	Fugro NV	1,262,842	11,510
	Wessanen	810,328	10,520
	Accell Group NV	356,610	10,168

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
^	Vastned Retail NV	269,487	9,468
	NSI NV	230,114	9,119
	Koninklijke Volkerwessels NV	384,256	8,217
2	B&S Group Sarl	342,641	5,047
2	NIBC Holding NV	499,082	4,772
	Brunel International NV	288,361	4,679
	ForFarmers NV	536,264	4,585
	Aegon NV (XNYS)	612,498	3,185
*	Altice Europe NV Class B	560,892	1,772
*,^,§	SRH NV	672,039	—
			8,371,504
New Zealand (0.2%)
*	a2 Milk Co. Ltd.	11,079,611	124,553
	Fisher & Paykel Healthcare Corp. Ltd.	8,721,744	92,266
	Auckland International Airport Ltd.	14,671,412	78,106
	Spark New Zealand Ltd.	28,525,709	69,993
	Contact Energy Ltd.	11,452,028	51,413
	Meridian Energy Ltd.	18,898,480	51,335
	Ryman Healthcare Ltd.	6,271,065	50,926
	Fletcher Building Ltd. (XNZE)	12,970,108	44,686
	SKYCITY Entertainment Group Ltd.	10,297,801	28,063
	Mainfreight Ltd.	1,184,724	27,705
	Trade Me Group Ltd.	6,267,688	26,931
	Chorus Ltd.	6,593,305	26,388
	Mercury NZ Ltd.	10,332,388	25,550
	Z Energy Ltd.	5,569,830	23,550
	Kiwi Property Group Ltd.	20,245,319	20,839
	EBOS Group Ltd.	1,271,777	18,201
	Goodman Property Trust	15,303,618	17,679
	Infratil Ltd.	5,504,026	15,953
	Genesis Energy Ltd.	7,111,251	14,514
	Air New Zealand Ltd.	7,806,020	13,979
	Freightways Ltd.	2,306,984	13,113
	Precinct Properties New Zealand Ltd.	11,955,913	12,781
	Summerset Group Holdings Ltd.	3,223,963	12,085
*	Synlait Milk Ltd.	1,458,281	10,302
	Argosy Property Ltd.	11,126,128	9,784
	Vector Ltd.	3,653,384	8,953
	Metlifecare Ltd.	2,340,087	7,732
	Vital Healthcare Property Trust	5,088,072	7,243
*	Pushpay Holdings Ltd.	2,519,043	6,366
	Heartland Group Holdings Ltd.	6,009,494	6,229
*	Scales Corp. Ltd.	1,398,484	4,650
	SKY Network Television Ltd.	5,692,941	4,646
	Kathmandu Holdings Ltd.	2,886,838	4,533
	Tourism Holdings Ltd.	1,639,629	4,426
	New Zealand Refining Co. Ltd.	2,458,786	3,418
*	TOWER Ltd.	6,027,808	3,137
*	Restaurant Brands New Zealand Ltd.	382,810	2,176
			944,204
Norway (0.6%)
	Equinor ASA	14,989,097	334,131
*,^	DNB ASA	16,217,111	311,842
^	Telenor ASA	10,167,470	204,385
	Mowi ASA	6,511,615	141,273
^	Yara International ASA	2,673,388	120,875
^	Orkla ASA	11,860,390	93,087
	Norsk Hydro ASA	20,372,408	87,746
	Storebrand ASA	7,268,879	61,432
^	Aker BP ASA	1,647,982	54,396
	Gjensidige Forsikring ASA	2,618,858	50,926
*	Tomra Systems ASA	1,675,789	50,556
^	Subsea 7 SA	3,948,739	50,166
	TGS NOPEC Geophysical Co. ASA	1,585,494	41,459

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Schibsted ASA Class A	1,402,447	36,843
	Salmar ASA	795,810	36,197
	SpareBank 1 SR-Bank ASA	2,794,384	32,309
	Bakkafrost P/F	608,709	31,265
^	Schibsted ASA Class B	1,270,305	30,390
	Leroy Seafood Group ASA	3,939,620	28,524
^	Aker ASA	369,851	25,341
2	Entra ASA	1,566,703	22,740
	DNO ASA	9,660,735	21,933
	SpareBank 1 SMN	1,858,585	20,162
*	Norwegian Finans Holding ASA	2,365,091	19,488
*	Adevinta ASA Class B	1,933,760	19,025
	Veidekke ASA	1,589,553	17,787
	Atea ASA	1,189,617	17,006
	Kongsberg Gruppen ASA	1,169,169	16,949
*	Borr Drilling Ltd.	5,755,719	16,414
	Austevoll Seafood ASA	1,342,859	15,644
*,2	Elkem ASA	3,650,962	15,124
	Borregaard ASA	1,448,254	14,702
*	Adevinta ASA Class A	1,402,162	14,143
2	Sbanken ASA	1,223,919	12,047
*,2	Aker Solutions ASA	2,302,361	11,820
*,^,2	Scatec Solar ASA	1,224,243	11,629
*	Petroleum Geo-Services ASA	4,964,121	11,019
*,^	Nordic Semiconductor ASA	2,250,374	10,724
*	Frontline Ltd.	1,157,596	9,614
2	Evry AS	2,518,399	9,374
	Grieg Seafood ASA	806,498	9,318
*	Seadrill Ltd.	979,116	8,602
	Norway Royal Salmon ASA	268,622	5,810
*,^,2	BW LPG Ltd.	1,189,329	5,475
	Sparebank 1 Oestlandet	530,205	5,289
	Ocean Yield ASA	694,886	5,281
^	Wallenius Wilhelmsen ASA	1,476,899	5,245
^,2	XXL ASA	1,465,388	4,473
	Stolt-Nielsen Ltd.	342,098	4,288
*	Akastor ASA	2,010,806	3,109
	Hoegh LNG Holdings Ltd.	606,146	2,759
*,^	Norwegian Air Shuttle ASA	657,824	2,757
*	Otello Corp. ASA	1,007,984	1,739
			2,194,632
Other (0.2%)[3]
4	Vanguard FTSE Emerging Markets ETF	15,759,336	684,113

Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	10,778,336	10,724
	Engro Corp. Ltd.	4,744,739	10,665
	Pakistan Petroleum Ltd.	8,818,045	10,574
	MCB Bank Ltd.	7,591,348	10,208
	Habib Bank Ltd.	10,934,799	9,856
	Lucky Cement Ltd.	2,713,709	7,461
	Fauji Fertilizer Co. Ltd.	9,913,629	7,289
	Hub Power Co. Ltd.	13,403,588	7,020
	Bank Alfalah Ltd.	22,067,710	6,903
	Pakistan State Oil Co. Ltd.	4,451,981	6,123
	United Bank Ltd.	5,438,832	5,698
	Pakistan Oilfields Ltd.	1,757,328	5,280
	Engro Fertilizers Ltd.	7,713,116	3,787
	Nishat Mills Ltd.	3,891,754	3,337
*	SUI Northern Gas Pipeline	5,448,904	2,920
	Millat Tractors Ltd.	320,030	2,059
	Kot Addu Power Co. Ltd.	7,047,009	2,053
*	SUI Southern Gas Co. Ltd.	12,921,366	1,828
*	National Bank of Pakistan	6,135,281	1,718

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Searle Co. Ltd.	1,306,984	1,714
	DG Khan Cement Co. Ltd.	3,084,711	1,600
	Fauji Cement Co. Ltd.	7,069,507	902
	Fauji Fertilizer Bin Qasim Ltd.	3,011,937	602
	Thal Ltd.	227,234	601
*	Hub Power Co. Ltd. Rights Expire 12/31/2049	1,621,834	275
	Pakistan Telecommunication Co. Ltd.	1,547,000	101
			121,298
Peru (0.1%)
	Credicorp Ltd. (XNYS)	870,091	206,125
	Cia de Minas Buenaventura SAA ADR	3,015,439	48,880
	Credicorp Ltd. (XLIM)	141,898	33,651
§	Cia de Minas Buenaventura SAA	289,871	4,646
			293,302
Philippines (0.3%)
	SM Investments Corp.	7,331,012	133,747
	SM Prime Holdings Inc.	138,926,470	110,587
	Ayala Land Inc.	107,457,082	101,097
	BDO Unibank Inc.	30,158,597	77,646
	Ayala Corp.	3,734,093	64,771
	JG Summit Holdings Inc.	43,977,457	55,685
	Bank of the Philippine Islands	26,894,354	43,819
	PLDT Inc.	1,765,607	41,653
	International Container Terminal Services Inc.	17,007,748	41,261
	Universal Robina Corp.	13,387,781	39,107
	Jollibee Foods Corp.	6,172,808	36,082
	Metropolitan Bank & Trust Co.	24,702,221	35,214
	Manila Electric Co.	3,982,203	29,462
	Security Bank Corp.	6,735,778	23,270
	GT Capital Holdings Inc.	1,381,720	22,955
	Megaworld Corp.	176,080,289	18,931
	Metro Pacific Investments Corp.	215,471,144	18,901
	San Miguel Corp.	5,451,760	18,895
	Alliance Global Group Inc.	62,575,239	17,967
*	San Miguel Food and Beverage Inc.	8,032,059	17,868
	Aboitiz Power Corp.	22,886,893	16,570
	Aboitiz Equity Ventures Inc.	14,965,798	15,977
	Globe Telecom Inc.	441,833	15,102
*	Robinsons Land Corp.	30,154,476	14,167
	Robinsons Retail Holdings Inc.	9,143,351	13,685
	DMCI Holdings Inc.	60,289,360	12,915
	LT Group Inc.	41,326,740	12,725
	Bloomberry Resorts Corp.	51,138,229	12,507
	Puregold Price Club Inc.	14,492,053	11,665
	Pilipinas Shell Petroleum Corp.	10,727,448	9,313
	Vista Land & Lifescapes Inc.	62,344,484	8,750
	Semirara Mining & Power Corp. Class A	17,575,153	8,044
	First Gen Corp.	17,886,696	7,594
	Manila Water Co. Inc.	16,909,834	7,323
	Wilcon Depot Inc.	20,088,087	6,432
	D&L Industries Inc.	30,581,639	6,412
	Cebu Air Inc.	2,742,994	4,316
	Century Pacific Food Inc.	13,783,508	4,050
	Filinvest Land Inc.	124,322,923	3,673
	Nickel Asia Corp.	36,799,626	1,695
*,2	CEMEX Holdings Philippines Inc.	28,926,869	1,204
*,§	Energy Development Corp.	41,300	5
			1,143,042
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	13,098,632	134,823
	Polski Koncern Naftowy ORLEN SA	4,756,473	122,120
	Powszechny Zaklad Ubezpieczen SA	8,613,945	94,816
	Bank Polska Kasa Opieki SA	2,423,596	72,335

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*	KGHM Polska Miedz SA	2,107,599	56,906
*	CD Projekt SA	951,547	53,548
	Santander Bank Polska SA	458,451	47,679
	Polskie Gornictwo Naftowe i Gazownictwo SA	26,559,847	40,389
	Grupa Lotos SA	1,499,966	32,681
	LPP SA	12,883	28,886
*	PGE Polska Grupa Energetyczna SA	11,188,365	27,854
*	Cyfrowy Polsat SA	3,980,378	27,633
*,2	Dino Polska SA	733,694	24,361
	CCC SA	439,559	23,906
*	Bank Millennium SA	9,046,198	22,856
	mBank SA	191,860	22,260
*	Alior Bank SA	1,402,742	21,605
	Asseco Poland SA	1,108,389	15,393
*	Orange Polska SA	10,640,874	13,760
*	AmRest Holdings SE	1,104,994	11,930
*	Jastrzebska Spolka Weglowa SA	782,916	11,919
*	KRUK SA	251,060	11,413
2	PLAY Communications SA	1,703,540	10,517
^	Kernel Holding SA	734,649	10,204
	Grupa Azoty SA	694,003	7,519
	Bank Handlowy w Warszawie SA	454,557	7,400
^	Eurocash SA	1,183,256	6,733
*	Tauron Polska Energia SA	14,407,252	6,535
	Budimex SA	165,583	6,391
*	Enea SA	3,179,173	6,365
*	Energa SA	3,179,446	6,243
	Ciech SA	381,892	4,788
*	PKP Cargo SA	397,603	4,644
	Warsaw Stock Exchange	388,396	4,238
*	Boryszew SA	2,063,530	2,438
*	Lubelski Wegiel Bogdanka SA	153,385	1,628
	Neuca SA	14,609	1,054
*,§	getBACK SA	560,985	551
			1,006,321
Portugal (0.1%)
	Galp Energia SGPS SA	7,880,915	132,134
*	EDP - Energias de Portugal SA	34,781,820	131,986
	Jeronimo Martins SGPS SA	3,764,505	61,356
*	Banco Comercial Portugues SA	120,810,902	33,911
*	EDP Renovaveis SA	2,279,280	22,665
	NOS SGPS SA	3,356,700	22,560
	Navigator Co. SA	3,902,808	17,257
	Sonae SGPS SA	14,706,063	16,407
	REN - Redes Energeticas Nacionais SGPS SA	5,636,273	16,133
	Altri SGPS SA	1,103,372	8,651
	CTT-Correios de Portugal SA	2,235,638	6,340
	Corticeira Amorim SGPS SA	474,848	5,722
	Semapa-Sociedade de Investimento e Gestao	336,624	5,523
*	Mota-Engil SGPS SA	1,312,046	3,498
*	Banco Espirito Santo SA	19,970,703	61
			484,204
Qatar (0.2%)
	Qatar National Bank QPSC	6,790,522	365,253
	Industries Qatar QSC	3,042,838	101,087
	Qatar Islamic Bank SAQ	1,728,486	79,232
	Masraf Al Rayan QSC	5,580,082	55,627
	Qatar Fuel QSC	748,778	41,393
	Commercial Bank PQSC	2,957,086	41,325
	Qatar Electricity & Water Co. QSC	762,080	34,979
*	Mesaieed Petrochemical Holding Co.	6,316,421	34,294
	Barwa Real Estate Co.	2,948,722	28,094
	Qatar Gas Transport Co. Ltd.	4,588,690	26,975
	Qatar Insurance Co. SAQ	2,307,403	24,282

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Ooredoo QPSC	1,260,108	22,512
	Qatar Navigation QSC	803,056	14,919
	Doha Bank QPSC	2,437,309	14,532
*	Qatar Aluminum Manufacturing Co.	4,345,558	12,554
	Qatar International Islamic Bank QSC	572,308	10,858
	Vodafone Qatar QSC	4,972,252	10,548
	United Development Co. QSC	2,751,381	10,208
*	Ezdan Holding Group QSC	2,251,973	6,618
*	Gulf International Services QSC	1,367,001	5,949
	Medicare Group	196,268	3,369
	Al Meera Consumer Goods Co. QSC	67,815	2,665
*	Salam International Investment Ltd. QSC	495,185	673
			947,946
Russia (0.9%)
	LUKOIL PJSC	6,641,652	566,782
	Sberbank of Russia PJSC	156,321,494	547,650
	Gazprom PJSC	140,139,574	356,127
	Novatek PJSC	12,592,526	234,872
	Tatneft PJSC	17,945,610	210,265
	MMC Norilsk Nickel PJSC	665,441	147,871
	Rosneft Oil Co. PJSC	14,826,107	98,428
	Lukoil PJSC ADR	878,372	74,580
	Novatek PJSC GDR	372,882	71,939
	Surgutneftegas OAO Preference Shares	113,182,284	68,601
	AK Transneft OAO Preference Shares	23,560	61,291
	Tatneft PJSC ADR (XLON)	840,119	59,159
	Alrosa PJSC	37,351,087	54,491
	Gazprom PJSC ADR	10,668,408	53,335
	Magnit PJSC GDR	3,215,402	45,966
	Mobile TeleSystems PJSC ADR	5,179,337	40,813
	Surgutneftegas PJSC	99,001,468	37,624
	VTB Bank PJSC	66,550,877,211	36,591
	Inter RAO UES PJSC	561,982,531	34,116
	Severstal PJSC	2,095,926	33,929
	Moscow Exchange MICEX-RTS PJSC	21,874,205	30,835
	Polyus PJSC GDR	652,747	25,678
	Novolipetsk Steel PJSC GDR	951,808	25,139
	Tatneft PAO Preference Shares	2,221,357	21,809
	Rosneft Oil Co. PJSC GDR	3,036,113	20,231
	Mobile TeleSystems PJSC	4,917,893	19,429
	Magnit PJSC	334,740	19,294
	Magnitogorsk Iron & Steel Works PJSC	27,283,310	18,676
	PhosAgro PJSC GDR	1,441,890	18,196
	RusHydro PJSC	1,818,190,672	15,201
	Rostelecom PJSC	12,758,452	14,607
	Aeroflot PJSC	8,111,223	12,094
	Severstal PJSC GDR	735,014	11,909
	Novolipetsk Steel PJSC	3,973,359	10,529
	Federal Grid Co. Unified Energy System PJSC	3,950,457,542	10,159
*	Polyus PJSC	100,268	7,819
	MMC Norilsk Nickel PJSC ADR	321,430	7,147
	Bashneft PJSC	215,214	7,067
	ROSSETI PJSC	423,193,133	7,000
	Surgutneftegas PJSC ADR	1,859,156	6,960
	Safmar Financial Investment	928,557	6,911
*	M.Video PJSC	992,415	6,484
	Unipro PJSC	154,592,678	6,243
	VTB Bank PJSC GDR	5,252,197	5,874
*	RussNeft PJSC	606,819	5,316
2	Detsky Mir PJSC	3,334,118	4,563
*	Raspadskaya OJSC	2,145,728	4,541
	TMK PJSC	4,827,936	4,416
	Mosenergo PJSC	108,651,956	3,767
	Sistema PJSFC GDR	1,270,460	3,349

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	ENEL RUSSIA PJSC	176,188,090	2,936
	Mechel PJSC Preference Shares	1,754,924	2,884
	Sberbank of Russia PJSC ADR (XLON)	177,129	2,539
	Sistema PJSFC	15,542,141	2,123
	Bashneft PAO Preference Shares	61,552	1,804
	OGK-2 PJSC	269,411,407	1,705
*	Mechel PJSC ADR	692,384	1,454
	TGC-1 PJSC	10,518,536,259	1,452
*	Mechel PJSC	805,193	850
	PhosAgro PJSC	14,618	535
	Tatneft PJSC ADR	3,534	248
	Sberbank of Russia PJSC ADR	8,082	117
*	Lenenergo PJSC Preference Shares	71,457	112
			3,214,432
Saudi Arabia (0.2%)
	Al Rajhi Bank	4,592,762	91,882
	Saudi Basic Industries Corp.	2,714,131	89,912
	National Commercial Bank	3,100,874	50,941
	Riyad Bank	4,919,500	39,122
	Samba Financial Group	3,638,578	36,822
	Almarai Co. JSC	1,787,496	28,666
	Saudi Telecom Co.	937,352	28,649
*	Saudi Arabian Mining Co.	1,481,995	22,113
	Alinma Bank	2,524,486	18,246
	Yanbu National Petrochemical Co.	748,339	14,531
	Saudi Arabian Fertilizer Co.	587,311	12,828
*	Saudi Electricity Co.	2,690,049	12,159
	Jarir Marketing Co.	208,904	9,857
*	Bank AlBilad	1,322,204	9,238
*	Savola Group	952,953	8,629
*	Etihad Etisalat Co.	1,354,653	8,563
*	Saudi Kayan Petrochemical Co.	2,353,810	8,265
	Advanced Petrochemical Co.	326,439	5,357
*	National Industrialization Co.	1,074,281	5,094
	Bank Al-Jazira	1,175,342	5,053
*	Dar Al Arkan Real Estate Development Co.	1,704,007	5,014
*	Bupa Arabia for Cooperative Insurance Co.	200,628	4,974
	Saudi Cement Co.	275,244	4,832
*	Saudi Industrial Investment Group	628,860	4,517
	Mouwasat Medical Services Co.	195,987	4,443
*	Co for Cooperative Insurance	217,328	3,994
*	Emaar Economic City	1,465,962	3,599
*	Rabigh Refining & Petrochemical Co.	661,211	3,395
*	Saudi International Petrochemical Co.	559,637	3,232
*	Mobile Telecommunications Co. Saudi Arabia	989,654	2,950
*	Sahara Petrochemical Co.	640,692	2,937
	Saudi Airlines Catering Co.	125,982	2,833
	Abdullah Al Othaim Markets Co.	127,658	2,688
*	Seera Group Holding	475,894	2,457
	United Electronics Co.	117,574	2,168
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	288,180	2,091
	Southern Province Cement Co.	153,820	1,864
*	Saudia Dairy & Foodstuff Co.	59,629	1,858
*	Dallah Healthcare Co.	144,163	1,826
*	Herfy Food Services Co.	106,996	1,683
*	Arriyadh Development Co.	286,959	1,666
*	Saudi Research & Marketing Group	84,611	1,658
*	Fawaz Abdulaziz Al Hokair & Co.	230,770	1,655
	Qassim Cement Co.	139,811	1,573
*	Al Hammadi Co. for Development and Investment	239,502	1,564
	National Medical Care Co.	105,068	1,485
*	Saudi Real Estate Co.	426,582	1,445
*	Saudi Chemical Co.	151,249	1,350
*	Middle East Healthcare Co.	154,457	1,315

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*	National Agriculture Development Co.	179,060	1,302
	City Cement Co.	387,736	1,235
	Aldrees Petroleum and Transport Services Co.	127,504	1,168
	Saudi Ground Services Co.	141,129	1,113
*	National Gas & Industrialization Co.	125,740	1,047
*	Yanbu Cement Co.	126,309	1,005
*	Saudi Ceramic Co.	191,530	1,001
*	Saudi Public Transport Co.	261,883	989
	National Petrochemical Co.	126,362	938
*	Eastern Province Cement Co.	119,825	843
	United International Transportation Co.	93,900	835
*	Northern Region Cement Co.	339,900	830
*	Dur Hospitality Co.	143,438	749
	Arabian Cement Co./Saudi Arabia	91,330	656
*	Yamama Cement Co.	133,947	621
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	132,352	587
*	Al Jouf Cement Co.	267,935	581
*	Hail Cement Co.	244,766	570
*	Methanol Chemicals Co.	191,742	488
*	Aseer Trading Tourism & Manufacturing Co.	197,727	484
*	Saudi Marketing Co.	100,167	481
*	Al Hassan Ghazi Ibrahim Shaker Co.	210,188	476
	AlAbdullatif Industrial Investment Co.	139,815	437
*	Zamil Industrial Investment Co.	83,638	394
*	Red Sea International Co.	94,539	389
*	Tabuk Cement Co.	111,797	370
*	Bawan Co.	93,092	359
*	Najran Cement Co.	152,009	347
*	Astra Industrial Group	69,751	290
			603,578
Singapore (0.9%)
	DBS Group Holdings Ltd.	27,669,807	575,406
	Oversea-Chinese Banking Corp. Ltd.	51,142,943	455,594
	United Overseas Bank Ltd.	19,711,532	403,662
	Singapore Telecommunications Ltd.	113,639,379	265,103
	Keppel Corp. Ltd.	22,351,785	111,388
	CapitaLand Ltd.	38,605,352	100,320
	Ascendas REIT	39,460,106	87,166
	Wilmar International Ltd.	29,741,003	79,539
	Singapore Technologies Engineering Ltd.	23,888,374	69,611
	Singapore Exchange Ltd.	12,668,794	68,787
	CapitaLand Mall Trust	37,344,043	66,494
	Genting Singapore Ltd.	88,167,120	63,932
	ComfortDelGro Corp. Ltd.	31,423,911	62,241
	Singapore Airlines Ltd.	7,909,997	56,361
	CapitaLand Commercial Trust	37,933,652	54,196
	Venture Corp. Ltd.	3,954,977	49,600
	City Developments Ltd.	7,387,667	48,627
	Singapore Press Holdings Ltd.	24,590,555	45,448
	UOL Group Ltd.	7,907,613	44,134
	Suntec REIT	31,038,580	42,219
	Mapletree Commercial Trust	29,501,239	41,880
	Jardine Cycle & Carriage Ltd.	1,551,422	40,539
	Mapletree Logistics Trust	37,161,068	40,497
	SATS Ltd.	10,130,296	38,962
	Mapletree North Asia Commercial Trust	32,551,083	32,523
	Mapletree Industrial Trust	21,123,916	32,021
	Sembcorp Industries Ltd.	14,499,104	28,355
	NetLink NBN Trust	46,073,959	28,124
	Keppel REIT	30,891,204	27,716
	Golden Agri-Resources Ltd.	97,285,601	20,685
	Frasers Logistics & Industrial Trust	23,454,532	20,377
	Singapore Post Ltd.	23,688,649	18,109
	Hutchison Port Holdings Trust	76,805,419	18,042

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*	Sembcorp Marine Ltd.	13,139,284	16,518
	Ascott Residence Trust	16,648,957	14,683
	Frasers Centrepoint Trust	8,069,415	14,177
	Manulife US REIT	16,168,380	14,068
	CDL Hospitality Trusts	11,792,280	13,868
	Keppel DC REIT	12,427,117	13,786
	Keppel Infrastructure Trust	35,377,460	12,356
	ESR-REIT	31,154,823	12,150
	Ascendas India Trust	11,609,244	11,097
	Parkway Life REIT	5,080,680	10,787
	Frasers Commercial Trust	9,703,682	10,547
	StarHub Ltd.	8,993,061	10,256
	Olam International Ltd.	7,031,431	10,232
	Bukit Sembawang Estates Ltd.	2,436,136	10,207
	Raffles Medical Group Ltd.	12,787,054	10,156
	Starhill Global REIT	18,124,382	10,127
	CapitaLand Retail China Trust	8,644,122	9,597
	First Resources Ltd.	6,946,144	9,345
	Cache Logistics Trust	14,417,371	8,058
	Fortune REIT (XSES)	6,141,000	7,968
	AIMS APAC REIT	7,325,764	7,646
	OUE Hospitality Trust	14,481,443	7,623
	Wing Tai Holdings Ltd.	5,049,849	7,621
	Ascendas Hospitality Trust	10,945,244	7,480
	GuocoLand Ltd.	4,477,082	6,421
	Frasers Property Ltd.	4,360,779	5,968
	SIA Engineering Co. Ltd.	3,169,792	5,831
	Far East Hospitality Trust	11,772,775	5,713
	Frasers Hospitality Trust	10,124,362	5,695
	Sheng Siong Group Ltd.	7,335,688	5,557
§	Best World International Ltd.	4,540,150	5,435
	SPH REIT	6,841,323	5,180
	First REIT	7,176,942	5,119
	Accordia Golf Trust	11,362,368	5,058
	Lippo Malls Indonesia Retail Trust	29,765,498	4,707
	OUE Ltd.	3,506,496	4,539
	Soilbuild Business Space REIT	10,104,633	4,495
	Silverlake Axis Ltd.	11,711,297	4,478
*	Thomson Medical Group Ltd.	79,204,492	4,372
	Yoma Strategic Holdings Ltd.	16,150,941	3,861
	Sabana Shari’ah Compliant Industrial REIT	12,536,217	3,832
	Asian Pay Television Trust	19,836,989	2,540
	Boustead Singapore Ltd.	3,483,111	2,062
	Bumitama Agri Ltd.	3,534,662	1,860
*,^,§	Hyflux Ltd.	7,030,168	1,085
*,^,§	Noble Group Ltd.	13,223,534	788
*,^,§	Ezra Holdings Ltd.	20,298,532	164
*,§	Ezion Holdings Ltd. Warrants Expire 04/15/2020	3,136,323	2
*,^,§	Midas Holdings Ltd.	16,595,800	—
*,^	Ezion Holdings Ltd. Warrants Expire 04/16/2023	12,879,086	—
			3,492,773
South Africa (1.5%)
	Naspers Ltd.	6,533,687	1,680,794
	Sasol Ltd.	8,520,754	282,688
	Standard Bank Group Ltd.	19,522,702	272,651
	FirstRand Ltd.	48,631,527	231,439
	MTN Group Ltd.	27,524,383	199,418
	Sanlam Ltd.	26,597,534	142,419
	Absa Group Ltd.	10,814,701	124,582
	Nedbank Group Ltd.	6,072,788	113,280
	Old Mutual Ltd. (XLON)	67,312,810	108,183
	Bid Corp. Ltd.	5,087,565	107,556
	Remgro Ltd.	7,888,533	107,230
	Shoprite Holdings Ltd.	7,214,776	87,090

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Vodacom Group Ltd.	9,769,738	78,841
	Bidvest Group Ltd.	5,145,529	78,264
	Growthpoint Properties Ltd.	44,778,856	77,839
	Capitec Bank Holdings Ltd.	810,028	75,769
	AngloGold Ashanti Ltd.	6,161,022	73,303
	RMB Holdings Ltd.	11,562,076	67,577
	Redefine Properties Ltd.	87,486,907	60,253
	Mr Price Group Ltd.	3,833,733	58,101
*	MultiChoice Group Ltd.	6,470,233	58,099
	Discovery Ltd.	5,297,531	53,384
	Clicks Group Ltd.	3,875,273	53,038
	Woolworths Holdings Ltd.	14,888,766	49,710
	Foschini Group Ltd.	3,618,851	46,889
	PSG Group Ltd.	2,511,577	46,580
	Anglo American Platinum Ltd.	918,773	46,478
	Gold Fields Ltd.	12,231,573	46,097
	Exxaro Resources Ltd.	3,850,272	44,059
	NEPI Rockcastle plc	5,209,622	43,493
	Tiger Brands Ltd.	2,490,108	43,313
	Aspen Pharmacare Holdings Ltd.	5,732,461	41,307
	Sappi Ltd.	8,616,682	41,145
*	Impala Platinum Holdings Ltd.	10,193,265	40,994
	SPAR Group Ltd.	3,003,141	40,775
	Mondi Ltd.	1,804,001	39,864
	Life Healthcare Group Holdings Ltd.	21,332,004	38,909
	Netcare Ltd.	22,665,676	38,152
	Truworths International Ltd.	6,729,879	35,683
	AVI Ltd.	5,177,763	33,278
	Barloworld Ltd.	3,314,066	29,603
	Investec Ltd.	4,581,630	29,318
	Rand Merchant Investment Holdings Ltd.	11,650,332	28,279
	Telkom SA SOC Ltd.	4,505,999	26,819
	Pick n Pay Stores Ltd.	5,512,111	26,762
*,^	Sibanye Gold Ltd.	27,598,996	25,984
	Kumba Iron Ore Ltd.	787,052	23,670
*	Northam Platinum Ltd.	5,382,004	22,436
	Fortress REIT Ltd. Class A	15,884,319	21,340
	MMI Holdings Ltd.	16,557,783	20,704
	Hyprop Investments Ltd.	3,902,872	19,086
	African Rainbow Minerals Ltd.	1,594,727	18,996
	Resilient REIT Ltd.	4,471,061	17,688
	Vukile Property Fund Ltd.	11,316,178	16,278
	Motus Holdings Ltd.	2,595,373	16,139
^,2	Pepkor Holdings Ltd.	10,817,202	15,047
	Coronation Fund Managers Ltd.	4,096,259	14,679
	KAP Industrial Holdings Ltd.	27,947,056	14,398
	Santam Ltd.	592,364	13,897
*	Super Group Ltd.	5,344,366	13,768
	Reunert Ltd.	2,462,267	13,352
	Liberty Holdings Ltd.	1,838,378	13,309
	Pioneer Foods Group Ltd.	2,192,107	13,202
	Assore Ltd.	497,920	12,923
	JSE Ltd.	1,273,161	12,353
	Tsogo Sun Holdings Ltd.	8,058,358	12,130
*	Harmony Gold Mining Co. Ltd.	6,885,702	11,797
	Fortress REIT Ltd. Class B	15,450,656	11,772
^,2	Dis-Chem Pharmacies Ltd.	5,926,975	11,183
	Imperial Logistics Ltd.	2,516,876	11,010
	AECI Ltd.	1,623,848	10,854
	Massmart Holdings Ltd.	1,603,549	10,576
	Old Mutual Ltd. (XJSE)	6,408,423	10,308
	Distell Group Holdings Ltd.	1,053,737	10,092
	Attacq Ltd.	10,084,194	9,904
	SA Corporate Real Estate Ltd.	38,481,997	9,567

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	MAS Real Estate Inc.	6,148,716	9,501
*,^	Brait SE	4,991,303	8,016
*	Famous Brands Ltd.	1,333,644	7,840
	Astral Foods Ltd.	582,728	7,393
*	PPC Ltd.	20,771,546	7,239
	Advtech Ltd.	7,391,209	7,012
*	Nampak Ltd.	9,502,461	6,970
*	DataTec Ltd.	3,015,761	6,907
	Emira Property Fund Ltd.	6,791,486	6,747
	Equites Property Fund Ltd.	4,716,547	6,733
*	Sun International Ltd.	1,729,349	6,625
*	Investec Property Fund Ltd.	5,678,968	6,321
	Cashbuild Ltd.	320,635	5,890
	Wilson Bayly Holmes-Ovcon Ltd.	740,156	5,839
	Hosken Consolidated Investments Ltd.	746,022	5,788
	Oceana Group Ltd.	1,176,101	5,746
	EPP NV	4,391,522	5,680
*,^	Steinhoff International Holdings NV (XJSE)	34,028,271	4,894
	Metair Investments Ltd.	2,953,394	4,864
^	Curro Holdings Ltd.	2,444,715	4,558
	Adcock Ingram Holdings Ltd.	975,397	4,500
	Alexander Forbes Group Holdings Ltd.	11,667,740	4,453
	Allied Electronics Corp. Ltd.	3,083,800	4,444
	City Lodge Hotels Ltd.	499,642	4,202
	Zeder Investments Ltd.	13,738,595	4,141
*	Long4Life Ltd.	11,794,307	4,105
	Murray & Roberts Holdings Ltd.	3,840,261	4,093
^	Omnia Holdings Ltd.	964,438	3,917
	Arrowhead Properties Ltd.	13,726,379	3,834
	Hudaco Industries Ltd.	403,215	3,764
	Grindrod Ltd.	6,885,480	3,691
	Peregrine Holdings Ltd.	2,520,745	3,414
	Clover Industries Ltd.	2,119,447	3,389
*	Blue Label Telecoms Ltd.	9,267,118	3,186
	Raubex Group Ltd.	1,837,340	2,795
	Tongaat Hulett Ltd.	1,617,348	2,418
	Lewis Group Ltd.	1,071,254	2,349
	Alviva Holdings Ltd.	1,972,298	2,268
*	EOH Holdings Ltd.	1,406,683	2,010
*	Ascendis Health Ltd.	3,625,405	1,124
*	Stadio Holdings Ltd.	4,350,304	1,079
	Delta Property Fund Ltd.	6,550,847	1,000
*,^	DRDGOLD Ltd.	4,626,638	909
^	Rebosis Property Fund Ltd.	8,784,160	799
*	Steinhoff International Holdings NV (XETR)	1,089,227	159
*	Adcock Ingram Holdings Ltd. Warrants Expire 07/26/2019	5,387	—
			5,710,353
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	71,737,027	2,820,501
	SK Hynix Inc.	7,899,552	534,569
	Samsung Electronics Co. Ltd. Preference Shares	11,796,394	376,319
	Hyundai Motor Co.	2,218,967	263,393
	Shinhan Financial Group Co. Ltd.	6,325,990	239,090
	KB Financial Group Inc.	5,729,862	226,246
*,^	Celltrion Inc.	1,214,210	220,840
	POSCO	1,004,392	219,845
	LG Chem Ltd.	703,652	218,275
	NAVER Corp.	2,046,949	209,633
	Hyundai Mobis Co. Ltd.	995,417	198,561
	LG Household & Health Care Ltd.	136,360	166,158
	Samsung SDI Co. Ltd.	802,406	162,925
	Kia Motors Corp.	3,931,807	152,412
	KT&G Corp.	1,698,321	148,556
	Hana Financial Group Inc.	4,530,716	142,902

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	SK Innovation Co. Ltd.	870,846	136,165
	Samsung Fire & Marine Insurance Co. Ltd.	504,078	131,227
	NCSoft Corp.	259,461	116,845
	Samsung C&T Corp.	1,282,725	112,748
	SK Holdings Co. Ltd.	507,408	111,585
	LG Electronics Inc.	1,667,886	108,366
	Woori Financial Group Inc.	8,560,827	101,500
	Samsung SDS Co. Ltd.	487,022	90,564
	Amorepacific Corp.	496,786	88,464
	LG Corp.	1,375,728	86,029
*	Korea Electric Power Corp.	3,319,878	80,369
^	Samsung Electro-Mechanics Co. Ltd.	846,849	78,933
	Kakao Corp.	764,859	78,752
	Samsung Life Insurance Co. Ltd.	977,565	71,107
*	Hyundai Heavy Industries Co. Ltd.	655,033	69,944
	Woongjin Coway Co. Ltd.	860,218	64,641
*,^,2	Samsung Biologics Co. Ltd.	202,977	59,158
	Korea Zinc Co. Ltd.	152,274	59,063
	Fila Korea Ltd.	823,059	58,208
*	LG Display Co. Ltd.	3,402,369	57,857
	SK Telecom Co. Ltd.	254,194	53,916
	Lotte Chemical Corp.	223,646	51,530
*,^	Celltrion Healthcare Co. Ltd.	793,675	51,500
	Hyundai Engineering & Construction Co. Ltd.	1,107,477	49,829
	S-Oil Corp.	629,177	49,610
	Industrial Bank of Korea	4,090,202	49,598
	Kangwon Land Inc.	1,641,631	47,822
	Hyundai Heavy Industries Holdings Co. Ltd.	161,026	47,167
*	Samsung Heavy Industries Co. Ltd.	6,658,689	46,965
	Hotel Shilla Co. Ltd.	471,195	46,490
	Hyundai Motor Co. 2nd Preference Shares	619,045	46,428
*,^	Helixmith Co. Ltd.	206,945	46,159
	Mirae Asset Daewoo Co. Ltd.	6,893,179	46,132
	Hyundai Steel Co.	1,159,466	46,046
	E-MART Inc.	307,536	45,356
*,^	SillaJen Inc.	802,089	45,063
	DB Insurance Co. Ltd.	718,878	42,115
	Hanmi Pharm Co. Ltd.	108,298	40,356
	Hankook Tire Co. Ltd.	1,148,242	39,070
	Hyundai Glovis Co. Ltd.	284,451	38,913
*,^	HLB Inc.	540,202	38,859
	LG Uplus Corp.	2,935,070	35,952
*	Samsung Engineering Co. Ltd.	2,427,279	35,459
	GS Holdings Corp.	795,474	35,450
	Daelim Industrial Co. Ltd.	416,925	34,594
	Korea Investment Holdings Co. Ltd.	582,380	34,189
	CJ CheilJedang Corp.	123,090	33,207
	GS Engineering & Construction Corp.	893,157	31,076
	Shinsegae Inc.	105,213	30,659
	Hyundai Marine & Fire Insurance Co. Ltd.	931,347	30,483
	Korea Aerospace Industries Ltd.	1,002,645	30,036
	Medy-Tox Inc.	62,573	30,008
	Samsung Securities Co. Ltd.	980,491	29,964
*,^,2	Netmarble Corp.	268,898	29,386
	AMOREPACIFIC Group	448,630	28,906
	Yuhan Corp.	134,977	28,396
	CJ ENM Co. Ltd.	150,974	28,330
	Lotte Shopping Co. Ltd.	181,894	27,771
	BNK Financial Group Inc.	4,618,961	27,719
	Orion Corp.	331,304	27,484
	Hanon Systems	2,483,969	26,710
	KCC Corp.	87,014	26,445
	Shinhan Financial Group Co. Ltd. ADR	679,863	25,767
	S-1 Corp.	284,805	23,903

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	NH Investment & Securities Co. Ltd.	2,007,567	23,686
	Cheil Worldwide Inc.	1,063,451	23,201
	Hanwha Chemical Corp.	1,271,775	22,476
	LG Innotek Co. Ltd.	213,978	22,446
	OCI Co. Ltd.	276,228	22,036
	Kumho Petrochemical Co. Ltd.	267,730	21,080
	Hyundai Department Store Co. Ltd.	238,452	20,735
	Hanwha Corp.	805,642	20,441
	Korean Air Lines Co. Ltd.	719,658	20,439
	SK Telecom Co. Ltd. ADR	846,409	19,975
	CJ Corp.	193,867	19,828
	Meritz Securities Co. Ltd.	4,477,484	19,432
	LG Household & Health Care Ltd. Preference Shares	27,974	19,419
	Lotte Corp.	460,228	19,339
	HDC Hyundai Development Co-Engineering & Construction	472,048	18,868
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	735,323	18,327
^	Hyundai Elevator Co. Ltd.	243,130	17,904
	DGB Financial Group Inc.	2,465,756	17,775
	LG Chem Ltd. Preference Shares	103,154	17,736
	BGF retail Co. Ltd.	93,076	17,432
	Meritz Fire & Marine Insurance Co. Ltd.	854,030	17,394
	Korea Gas Corp.	416,302	16,441
*	Hanall Biopharma Co. Ltd.	563,091	15,774
	Hanwha Life Insurance Co. Ltd.	4,597,947	15,719
*	CJ Logistics Corp.	113,743	15,358
^	POSCO Chemical Co. Ltd.	310,318	15,288
^	Koh Young Technology Inc.	183,335	15,177
2	Orange Life Insurance Ltd.	497,577	15,173
	Hyundai Mipo Dockyard Co. Ltd.	312,120	15,055
	Samsung Card Co. Ltd.	472,393	15,018
	Kolmar Korea Co. Ltd.	230,839	14,655
*	Hanwha Aerospace Co. Ltd.	546,675	14,471
^	Hanjin Kal Corp.	454,818	14,418
^	Mando Corp.	497,072	14,231
*	Korea Electric Power Corp. ADR	1,164,312	14,170
*,^	Hyundai Merchant Marine Co. Ltd.	4,064,180	14,006
	Youngone Corp.	440,791	13,945
*,^	Celltrion Pharm Inc.	269,930	13,755
*,^	Hyundai Rotem Co. Ltd.	735,102	13,641
	GS Retail Co. Ltd.	405,266	13,600
*	Genexine Co. Ltd.	211,464	13,593
*,^	Pearl Abyss Corp.	90,960	13,590
	Hanmi Science Co. ltd	208,986	13,478
	Amorepacific Corp. Preference Shares	134,469	13,475
	Hanssem Co. Ltd.	148,269	13,087
	Com2uSCorp	152,188	13,012
	Douzone Bizon Co. Ltd.	264,656	12,966
	Hyundai Motor Co. Preference Shares	184,939	12,842
^	WONIK IPS Co. Ltd.	534,603	12,800
*,^	Doosan Infracore Co. Ltd.	2,053,746	12,796
	KB Financial Group Inc. ADR	323,067	12,771
^	Cosmax Inc.	106,282	12,627
	Ottogi Corp.	20,314	12,621
	KIWOOM Securities Co. Ltd.	177,082	12,492
*	Pan Ocean Co. Ltd.	2,989,458	12,208
*	Daewoo Engineering & Construction Co. Ltd.	2,759,143	11,924
	NongShim Co. Ltd.	49,493	11,892
	SK Networks Co. Ltd.	2,363,752	11,861
	Daewoong Pharmaceutical Co. Ltd.	67,972	11,838
*	Hugel Inc.	33,302	11,838
	Posco International Corp.	748,911	11,742
*	NHN Corp.	158,911	11,438
^	Paradise Co. Ltd.	710,186	11,304
	LS Corp.	265,150	11,258

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
^	Kolon Industries Inc.	279,714	11,090
	Korean Reinsurance Co.	1,414,705	11,046
	Hyundai Wia Corp.	257,642	11,023
	SK Materials Co. Ltd.	74,265	10,951
	KEPCO Plant Service & Engineering Co. Ltd.	347,137	10,896
	LOTTE Fine Chemical Co. Ltd.	260,573	10,740
	Green Cross Corp.	84,593	10,445
	Doosan Bobcat Inc.	378,614	10,382
	SFA Engineering Corp.	287,743	10,351
	Innocean Worldwide Inc.	168,086	10,248
	JB Financial Group Co. Ltd.	2,088,291	10,176
	JYP Entertainment Corp.	389,467	9,956
	LS Industrial Systems Co. Ltd.	240,618	9,918
	Taekwang Industrial Co. Ltd.	7,662	9,831
^	Shinsegae International Inc.	36,453	9,823
	SKC Co. Ltd.	307,694	9,421
	Hyundai Greenfood Co. Ltd.	787,208	9,406
	DoubleUGames Co. Ltd.	143,474	9,273
	Seoul Semiconductor Co. Ltd.	562,524	9,251
	Hansol Chemical Co. Ltd.	124,161	9,100
	Hyosung Corp.	141,156	9,077
	Chong Kun Dang Pharmaceutical Corp.	103,866	9,073
*,^	Komipharm International Co. Ltd.	491,392	8,899
*,^	SM Entertainment Co. Ltd.	247,420	8,774
	HDC Holdings Co. Ltd.	584,645	8,621
^	Bukwang Pharmaceutical Co. Ltd.	539,753	8,494
*,^	Iljin Materials Co. Ltd.	264,051	8,470
	Green Cross Holdings Corp.	403,121	8,415
*,^	Yungjin Pharmaceutical Co. Ltd.	1,492,359	8,392
	POSCO ADR	151,906	8,381
*	Kumho Tire Co. Inc.	2,141,905	8,292
^	Ssangyong Cement Industrial Co. Ltd.	1,658,068	8,190
*	Asiana Airlines Inc.	1,443,393	8,181
	Eo Technics Co. Ltd.	132,291	8,047
	Dongsuh Cos. Inc.	477,977	8,009
	DB HiTek Co. Ltd.	584,300	8,007
*,^	Sangsangin Co. Ltd.	484,273	7,999
*,^	HLB Life Science CO Ltd.	559,920	7,988
*	Oscotec Inc.	344,424	7,984
	Hite Jinro Co. Ltd.	458,658	7,975
^	Hyundai Construction Equipment Co. Ltd.	188,920	7,937
*,^	Pharmicell Co. Ltd.	815,906	7,927
	SK Chemicals Co. Ltd.	136,411	7,909
	LOTTE Himart Co. Ltd.	193,289	7,867
*	CrystalGenomics Inc.	536,785	7,838
*,^	GemVax & Kael Co. Ltd.	488,399	7,742
^	Sam Chun Dang Pharm Co. Ltd.	196,403	7,725
	Daeduck Electronics Co.	839,414	7,620
	Doosan Corp.	86,676	7,620
§	Lotte Chilsung Beverage Co. Ltd.	51,100	7,605
^	CJ CGV Co. Ltd.	205,330	7,560
*,^	Ananti Inc.	609,492	7,555
	Hyundai Home Shopping Network Corp.	87,117	7,463
^	Hana Tour Service Inc.	135,120	7,447
*	Osstem Implant Co. Ltd.	148,606	7,367
*	Studio Dragon Corp.	92,641	7,300
*	Amicogen Inc.	264,145	7,228
^	Partron Co. Ltd.	603,329	7,174
*,^	G-treeBNT Co. Ltd.	321,794	7,153
	Handsome Co. Ltd.	194,658	7,140
*,^	Mezzion Pharma Co. Ltd.	69,093	7,120
*	Cafe24 Corp.	85,751	7,055
	Poongsan Corp.	294,026	7,013
	Daesang Corp.	303,912	6,913

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*,^	Enzychem Lifesciences Corp.	90,044	6,900
^	Daou Technology Inc.	359,718	6,828
*	Naturecell Co. Ltd.	622,467	6,819
^	F&F Co. Ltd.	96,932	6,763
	Taeyoung Engineering & Construction Co. Ltd.	616,519	6,747
	Hyosung TNC Co. Ltd.	47,069	6,697
*,^	Medipost Co. Ltd.	214,376	6,695
	GS Home Shopping Inc.	44,959	6,596
	LEENO Industrial Inc.	134,121	6,568
*,^	Esmo Corp.	1,297,276	6,567
*	iNtRON Biotechnology Inc.	390,464	6,467
*,^	Telcon RF Pharmaceutical Inc.	1,011,409	6,415
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	37,910	6,415
*,^	Doosan Heavy Industries & Construction Co. Ltd.	1,065,840	6,388
	Hanjin Transportation Co. Ltd.	176,118	6,373
	LG International Corp.	385,829	6,288
*	STCUBE	336,209	6,264
	Huchems Fine Chemical Corp.	329,052	6,168
*,^	Ecopro Co. Ltd.	262,895	6,133
	Grand Korea Leisure Co. Ltd.	306,898	6,115
	NICE Information Service Co. Ltd.	509,358	6,105
	HS Industries Co. Ltd.	665,679	6,071
	Dong-A ST Co. Ltd.	69,205	6,048
	Dentium Co. Ltd.	98,272	6,014
	Hansae Co. Ltd.	241,677	5,995
	JW Pharmaceutical Corp.	190,262	5,986
	Jeil Pharma Holdings Inc.	272,973	5,856
*	DIO Corp.	172,027	5,814
	IS Dongseo Co. Ltd.	186,495	5,806
*	BH Co. Ltd.	340,730	5,759
*	Foosung Co. Ltd.	833,083	5,729
*	Dongkuk Steel Mill Co. Ltd.	881,116	5,706
^	L&F Co. Ltd.	220,371	5,673
	Samyang Holdings Corp.	82,176	5,654
*	LegoChem Biosciences Inc.	110,983	5,644
	Korea Petrochemical Ind Co. Ltd.	43,820	5,641
	NICE Holdings Co. Ltd.	293,389	5,616
	Daewoong Co. Ltd.	301,745	5,598
	LF Corp.	259,380	5,539
	Soulbrain Co. Ltd.	125,903	5,430
	LG Electronics Inc. Preference Shares	208,973	5,426
^	LIG Nex1 Co. Ltd.	167,489	5,368
	Silicon Works Co. Ltd.	127,757	5,335
	SKCKOLONPI Inc.	199,404	5,188
^	Samwha Capacitor Co. Ltd.	101,011	5,183
	Korea Electric Terminal Co. Ltd.	103,666	5,157
*	Anterogen Co. Ltd.	88,598	5,108
	Daishin Securities Co. Ltd.	466,892	5,102
*,^	CMG Pharmaceutical Co. Ltd.	1,182,704	5,037
*	Hyosung Advanced Materials Corp.	45,160	5,012
^	Kumho Industrial Co. Ltd.	404,142	4,967
^	Wemade Co. Ltd.	120,507	4,956
	Korea Real Estate Investment & Trust Co. Ltd.	2,197,980	4,899
^	YG Entertainment Inc.	157,206	4,847
	Sebang Global Battery Co. Ltd.	117,110	4,792
	LG Hausys Ltd.	91,705	4,775
	Orion Holdings Corp.	284,588	4,658
*	Inscobee Inc.	1,278,808	4,639
^	Mirae Asset Life Insurance Co. Ltd.	1,010,767	4,586
	Binggrae Co. Ltd.	72,293	4,565
	Hankook Tire Worldwide Co. Ltd.	312,496	4,564
*,^	Feelux Co. Ltd.	605,651	4,563
^	NEPES Corp.	256,159	4,527
	Dongjin Semichem Co. Ltd.	466,678	4,509

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Modetour Network Inc.	232,289	4,462
	Daea TI Co. Ltd.	858,098	4,460
	Young Poong Corp.	6,636	4,404
*	Innox Advanced Materials Co. Ltd.	97,364	4,402
*	Ilyang Pharmaceutical Co. Ltd.	182,684	4,391
	Hanwha General Insurance Co. Ltd.	1,017,257	4,380
	Tongyang Inc.	2,557,869	4,362
	Ahnlab Inc.	81,866	4,332
	Jeil Pharmaceutical Co. Ltd.	117,867	4,307
§	Caregen Co. Ltd.	64,786	4,243
	Youngone Holdings Co. Ltd.	76,041	4,232
	Huons Co. Ltd.	76,294	4,206
*,^	Peptron Inc.	217,704	4,161
^	Dawonsys Co. Ltd.	292,649	4,144
	SL Corp.	198,132	4,123
	Green Cross Cell Corp.	101,150	4,085
*	Webzen Inc.	255,405	4,068
	Meritz Financial Group Inc.	355,696	4,026
*	Seegene Inc.	199,806	4,026
^	Advanced Process Systems Corp.	168,634	3,977
*,^	Hyundai Electric & Energy System Co. Ltd.	195,490	3,958
^	Aekyung Industrial Co. Ltd.	99,930	3,944
	Hanil Cement Co. Ltd.	31,138	3,916
	SPC Samlip Co. Ltd.	33,950	3,907
	Nexen Tire Corp.	452,703	3,902
	Hyosung Chemical Corp.	32,788	3,886
	Songwon Industrial Co. Ltd.	224,291	3,844
	SK Gas Ltd.	51,667	3,795
*	Kolon Life Science Inc.	105,421	3,794
	Dong-A Socio Holdings Co. Ltd.	40,963	3,791
	Dongwon Industries Co. Ltd.	16,432	3,759
*	Binex Co. Ltd.	366,370	3,725
^	Lock&Lock Co. Ltd.	253,620	3,718
	Halla Holdings Corp.	97,799	3,709
	Dongwon F&B Co. Ltd.	17,499	3,706
	Posco ICT Co. Ltd.	754,872	3,706
*,^	Insun ENT Co. Ltd.	439,471	3,681
^	KEPCO Engineering & Construction Co. Inc.	188,026	3,672
*	Korea Line Corp.	178,335	3,660
	S&T Motiv Co. Ltd.	109,475	3,573
	Maeil Dairies Co. Ltd.	45,961	3,469
^	TES Co. Ltd.	218,752	3,420
	Jusung Engineering Co. Ltd.	477,436	3,354
	AK Holdings Inc.	75,070	3,321
*,^	Hyosung Heavy Industries Corp.	97,122	3,314
	Lotte Confectionery Co. Ltd.	20,576	3,257
*,^	Able C&C Co. Ltd.	284,919	3,212
	Namyang Dairy Products Co. Ltd.	6,093	3,204
	Kolmar Korea Holdings Co. Ltd.	102,118	3,175
	DongKook Pharmaceutical Co. Ltd.	63,594	3,139
	Hansol Paper Co. Ltd.	243,945	3,123
	CJ Hello Co. Ltd.	418,958	3,104
*	ATGen Co. Ltd.	243,057	3,097
*	Yuanta Securities Korea Co. Ltd.	1,083,742	3,086
	Lotte Food Co. Ltd.	5,680	3,067
*	Seobu T&D	338,602	3,033
	BGF Co. Ltd.	425,100	2,999
	InBody Co. Ltd.	156,383	2,967
	Vieworks Co. Ltd.	105,942	2,893
	i-SENS Inc.	136,397	2,864
	Shinyoung Securities Co. Ltd.	56,674	2,855
*	Taihan Electric Wire Co. Ltd.	3,344,229	2,830
	SK Securities Co. Ltd.	4,648,403	2,824
	Harim Holdings Co. Ltd.	243,054	2,795

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	SK Discovery Co. Ltd.	106,763	2,779
*,^	Jenax Inc.	216,907	2,716
^	Daishin Securities Co. Ltd. Preference Shares	341,235	2,687
	Cuckoo Homesys Co. Ltd.	73,220	2,686
	Sungwoo Hitech Co. Ltd.	635,592	2,652
	NS Shopping Co. Ltd.	213,314	2,613
	Samyang Corp.	49,428	2,603
	JW Holdings Corp.	455,843	2,599
^	Korea Asset In Trust Co. Ltd.	714,568	2,596
*	Gamevil Inc.	63,650	2,591
	Samchully Co. Ltd.	32,206	2,567
	Dae Hwa Pharmaceutical Co. Ltd.	149,361	2,519
	Hancom Inc.	222,030	2,512
^	ST Pharm Co. Ltd.	127,791	2,507
	Kwang Dong Pharmaceutical Co. Ltd.	393,059	2,478
*,^	Aprogen pharmaceuticals Inc.	1,093,228	2,469
	Seah Besteel Corp.	146,284	2,461
	Namhae Chemical Corp.	260,864	2,402
	Hyundai Livart Furniture Co. Ltd.	130,989	2,348
	KT Skylife Co. Ltd.	231,378	2,338
	Toptec Co. Ltd.	268,321	2,332
^	Chongkundang Holdings Corp.	35,574	2,324
	iMarketKorea Inc.	277,653	2,315
^	Sung Kwang Bend Co. Ltd.	229,084	2,287
^	Huons Global Co. Ltd.	64,877	2,284
*,^	Ssangyong Motor Co.	502,923	2,277
	CJ CheilJedang Corp. Preference Shares	19,037	2,259
	INTOPS Co. Ltd.	160,929	2,253
	Cuckoo Holdings Co. Ltd.	18,059	2,249
*,^	Cellumed Co. Ltd.	278,259	2,239
*,^	Homecast Co. Ltd.	449,092	2,217
	KISWIRE Ltd.	100,440	2,206
*,^	Duk San Neolux Co. Ltd.	149,527	2,206
*	Hanwha Investment & Securities Co. Ltd.	1,087,838	2,200
	Hyundai Corp.	109,504	2,194
^	KC Tech Co. Ltd.	127,444	2,170
*	Lutronic Corp.	263,656	2,064
	Kyobo Securities Co. Ltd.	227,801	2,028
	Muhak Co. Ltd.	172,511	2,006
^	E1 Corp.	36,346	2,001
*,^	Wonik Holdings Co. Ltd.	467,491	1,988
	Hankook Shell Oil Co. Ltd.	7,191	1,984
	Youlchon Chemical Co. Ltd.	159,861	1,952
	Kolon Corp.	83,086	1,943
	Dae Han Flour Mills Co. Ltd.	10,937	1,936
*,^	Interflex Co. Ltd.	153,903	1,901
	Cell Biotech Co. Ltd.	72,304	1,871
	TK Corp.	188,198	1,871
*,^	SFA Semicon Co. Ltd.	851,585	1,793
*	Neowiz	159,849	1,791
*,^	Vidente Co. Ltd.	339,866	1,783
*,^	Woongjin Thinkbig Co. Ltd.	702,388	1,782
*	Eusu Holdings Co. Ltd.	233,584	1,770
	Eugene Investment & Securities Co. Ltd.	747,626	1,756
*	COSON Co. Ltd.	214,941	1,729
	Humedix Co. Ltd.	73,996	1,715
^	COSMAX NBT Inc.	149,296	1,702
	Tongyang Life Insurance Co. Ltd.	436,665	1,695
*	Hansol Holdings Co. Ltd.	423,178	1,691
	Daekyo Co. Ltd.	317,571	1,679
^	CJ Freshway Corp.	63,650	1,657
	Sindoh Co. Ltd.	38,198	1,641
*	Leaders Cosmetics Co. Ltd.	163,771	1,631
*	KTB Investment & Securities Co. Ltd.	596,367	1,620

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*,^	KONA I Co. Ltd.	155,467	1,619
*,^	Samsung Pharmaceutical Co. Ltd.	613,588	1,571
	Sam Young Electronics Co. Ltd.	142,933	1,558
^	KC Co. Ltd.	109,904	1,531
	It’s Hanbul Co. Ltd.	58,492	1,519
	KISCO Corp.	289,193	1,486
	S&T Dynamics Co. Ltd.	221,389	1,457
*	APS Holdings Corp.	374,416	1,397
	GOLFZON Co. Ltd.	36,388	1,362
*,^	Coreana Cosmetics Co. Ltd.	319,446	1,354
*,^	GNCO Co. Ltd.	956,149	1,350
*,^	Agabang&Company	422,993	1,337
^	Byucksan Corp.	557,959	1,334
^	ICD Co. Ltd.	152,152	1,323
*	Lumens Co. Ltd.	671,176	1,305
*,^	Naturalendo Tech Co. Ltd.	189,653	1,305
*,^	KH Vatec Co. Ltd.	180,289	1,290
	Interpark Holdings Corp.	571,987	1,216
*,^	CUROCOM Co. Ltd.	1,081,942	1,197
*,^	Hansol Technics Co. Ltd.	220,527	1,183
*	SBS Media Holdings Co. Ltd.	561,659	1,145
*,^,§	Hanjin Heavy Industries & Construction Co. Ltd.	160,074	1,124
	Hanil Holdings Co. Ltd.	22,911	1,119
*,^	Taewoong Co. Ltd.	114,591	1,001
	SeAH Steel Corp.	18,142	1,001
	Cosmax BTI Inc	50,017	986
*	Humax Co. Ltd.	165,101	975
	DB Financial Investment Co. Ltd.	211,514	927
*	G-SMATT GLOBAL Co. Ltd.	774,787	890
^	SeAH Steel Holdings Corp.	16,856	809
*	Doosan Heavy Industries & Construction Co. Ltd. Rights	645,902	796
	Maeil Holdings Co. Ltd.	26,628	289
	Samsung Electronics Co. Ltd. GDR	208	206
*	LVMC Holdings	19,164	44
*,§	Tera Resource Co. Ltd.	209,223	9
*,§	CNK International Co. Ltd.	259,916	—
			12,047,380
Spain (1.9%)
^	Banco Santander SA	246,438,098	1,249,292
*	Iberdrola SA	93,846,410	852,822
	Banco Bilbao Vizcaya Argentaria SA	101,624,937	617,968
	Telefonica SA	69,008,837	575,353
	Amadeus IT Group SA	6,308,042	502,732
^	Industria de Diseno Textil SA	16,098,239	487,434
*	Repsol SA	20,669,696	350,739
2	Aena SME SA	970,294	180,153
*	Ferrovial SA	7,211,232	177,827
	CaixaBank SA	54,937,549	175,114
*	ACS Actividades de Construccion y Servicios SA	3,775,247	173,610
	Grifols SA	5,700,961	158,438
	Red Electrica Corp. SA	6,598,732	136,950
	Naturgy Energy Group SA	4,733,137	134,745
	Endesa SA	4,856,155	121,154
	Banco de Sabadell SA	85,861,019	99,971
	Enagas SA	3,474,645	99,116
^,2	Cellnex Telecom SA	3,206,938	98,787
	Bankinter SA	10,593,671	84,678
	Merlin Properties Socimi SA	5,177,750	70,627
	Siemens Gamesa Renewable Energy SA	3,438,213	61,752
	Grifols SA Preference Shares	3,082,872	59,349
	Inmobiliaria Colonial Socimi SA	5,059,393	54,512
^	Bankia SA	18,503,176	51,248
	Mapfre SA	15,631,812	46,961
^	Acciona SA	321,799	37,323

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Viscofan SA	605,310	36,416
	Bolsas y Mercados Espanoles SHMSF SA	1,177,195	33,437
	Acerinox SA	2,706,227	28,187
	Applus Services SA	2,165,479	27,213
*	Masmovil Ibercom SA	1,199,300	26,292
	Ebro Foods SA	1,186,664	25,048
	CIE Automotive SA	865,845	24,198
	Cia de Distribucion Integral Logista Holdings SA	952,927	22,608
*	Indra Sistemas SA	1,903,054	22,444
^	Zardoya Otis SA	2,711,669	21,917
^	Mediaset Espana Comunicacion SA	2,762,687	21,425
	Prosegur Cia de Seguridad SA	4,040,517	21,025
	Faes Farma SA	4,047,406	18,576
	Corp Financiera Alba SA	339,957	17,500
	Melia Hotels International SA	1,723,655	17,085
2	Gestamp Automocion SA	2,383,367	15,218
	Tecnicas Reunidas SA	500,886	14,959
*	Almirall SA	882,921	14,248
2	Unicaja Banco SA	12,043,830	13,879
2	Euskaltel SA	1,466,957	13,784
*,2	Neinor Homes SA	1,176,791	13,415
*	Fomento de Construcciones y Contratas SA	1,089,741	13,362
	Construcciones y Auxiliar de Ferrocarriles SA	280,290	13,219
*	Sacyr SA	5,174,198	12,703
2	Prosegur Cash SA	5,755,358	12,377
*	Promotora de Informaciones SA	6,373,421	11,637
	Ence Energia y Celulosa SA	1,853,416	9,987
*	Fluidra SA	903,702	9,887
*,2	Global Dominion Access SA	1,688,085	9,026
*	Liberbank SA	20,320,074	9,014
*,2	Metrovacesa SA	700,222	8,089
*,2	Aedas Homes SAU	322,504	8,036
	Lar Espana Real Estate Socimi SA	1,015,660	7,970
^	Atresmedia Corp. de Medios de Comunicacion SA	1,191,689	6,437
*,^	Pharma Mar SA	2,501,573	5,925
^	Distribuidora Internacional de Alimentacion SA	6,747,891	4,701
	Telefonica SA ADR	339,620	2,819
^	NH Hotel Group SA	333,174	1,806
*,^,§	Let’s GOWEX SA	155,449	—
			7,254,524
Sweden (1.9%)
	Telefonaktiebolaget LM Ericsson Class B	45,502,621	450,120
	Volvo AB Class B	22,821,197	365,742
	Investor AB Class B	7,568,540	360,957
^	Sandvik AB	16,467,278	304,947
^	Assa Abloy AB Class B	14,038,059	300,100
^	Atlas Copco AB Class A	9,317,671	290,845
	Essity AB Class B	9,282,396	275,232
	Swedbank AB Class A	15,289,250	249,814
	Svenska Handelsbanken AB Class A	22,046,699	240,818
^	Hennes & Mauritz AB Class B	13,436,622	234,455
	Skandinaviska Enskilda Banken AB Class A	22,096,178	210,966
	Hexagon AB Class B	3,820,871	208,743
	Telia Co. AB	40,903,186	174,269
^	Atlas Copco AB Class B	6,088,842	173,423
	Swedish Match AB	2,629,088	128,193
^	Boliden AB	4,180,377	124,408
^	Alfa Laval AB	4,809,117	111,628
^	Tele2 AB	8,128,810	108,597
	SKF AB	5,819,138	108,015
^	Kinnevik AB	3,672,517	107,022
*	Epiroc AB Class A	9,555,682	98,783
^	Skanska AB Class B	5,450,256	94,912
	Electrolux AB Class B	3,664,491	89,811

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Lundin Petroleum AB	2,660,281	86,635
	Svenska Cellulosa AB SCA Class B	9,558,064	83,441
^	Securitas AB Class B	4,755,106	83,150
	Castellum AB	4,113,038	73,950
^	Industrivarden AB Class A	2,938,327	68,034
	Elekta AB Class B	5,495,136	65,178
	Investor AB Class A	1,327,610	63,063
	Industrivarden AB	2,795,627	62,915
	Nibe Industrier AB Class B	4,603,659	61,896
	Trelleborg AB Class B	3,722,758	61,570
*	Epiroc AB Class B	5,847,756	57,868
^	Husqvarna AB	6,276,970	57,311
	Fabege AB	4,035,693	56,055
*	Swedish Orphan Biovitrum AB	2,677,554	48,857
	Getinge AB	3,437,707	48,435
*	Fastighets AB Balder Class B	1,480,613	46,836
^	Saab AB Class B	1,422,535	46,830
*	Indutrade AB	1,442,779	44,113
	AAK AB	2,661,245	43,255
^	ICA Gruppen AB	1,191,474	43,113
^,2	Dometic Group AB	4,519,383	41,288
	Loomis AB Class B	1,109,600	41,052
	L E Lundbergforetagen AB Class B	1,165,420	39,860
2	Evolution Gaming Group AB	375,811	38,584
2	Thule Group AB	1,597,906	37,225
	BillerudKorsnas AB	2,722,928	37,015
	Holmen AB	1,595,201	33,547
	Lifco AB Class B	693,090	33,013
^	Axfood AB	1,683,819	30,907
	Hexpol AB	3,867,756	30,211
^	Intrum AB	1,128,695	28,741
	SSAB AB Class B	8,854,189	28,553
^	Hufvudstaden AB Class A	1,700,746	28,340
	Peab AB	3,003,963	27,477
	Investment AB Latour Class B	1,892,192	26,794
2	Bravida Holding AB	3,029,770	26,536
	Wihlborgs Fastigheter AB	1,973,390	26,255
*	AF POYRY AB	1,388,536	25,905
*	Nordic Entertainment Group AB Class B	1,004,674	25,600
	Sweco AB Class B	1,001,858	25,570
	Wallenstam AB	2,479,415	23,861
^	NCC AB Class B	1,440,979	23,826
	Kungsleden AB	2,819,771	21,425
^	JM AB	1,121,837	21,369
	Vitrolife AB	971,204	20,446
	Beijer Ref AB	963,126	20,374
	Pandox AB Class B	1,118,701	19,197
	Hemfosa Fastigheter AB	2,052,457	16,985
	Bonava AB Class B	1,223,788	15,584
	Avanza Bank Holding AB	1,868,365	14,965
^	Mycronic AB	1,028,149	14,435
^	SSAB AB Class A	3,815,785	14,416
*	Nyfosa AB	2,405,362	14,321
	Bure Equity AB	758,512	14,101
*	Betsson AB	1,804,694	13,699
	Arjo AB	3,407,938	12,651
	Modern Times Group MTG AB Class B	972,821	12,569
*	Nolato AB Class B	258,016	11,975
	Klovern AB	8,665,189	11,728
	Lindab International AB	1,012,965	11,426
	Atrium Ljungberg AB	696,922	11,375
*	Nobia AB	1,748,176	10,985
^,2	Resurs Holding AB	1,689,113	10,456
	Cloetta AB Class B	3,342,450	10,209

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*	Hembla AB Class B	531,528	10,053
	Bilia AB	1,170,577	10,046
2	Scandic Hotels Group AB	1,075,235	10,009
*	Hansa Biopharma AB	493,605	9,527
	Concentric AB	589,264	9,449
*	NetEnt AB	2,814,195	8,944
2	Attendo AB	1,608,010	8,762
	Svenska Handelsbanken AB Class B	778,915	8,468
	Oriflame Holding AG	377,423	7,785
*	SAS AB	4,212,800	7,683
	Catena AB	297,209	7,650
	Investment AB Oresund	549,368	7,495
	SkiStar AB	606,605	7,336
	Klovern AB Preference Shares	199,139	6,972
	Hemfosa Fastigheter AB Preference Shares	345,634	6,676
^	Ratos AB	2,894,377	6,575
2	Munters Group AB	1,049,323	5,441
	Clas Ohlson AB	557,130	4,628
	Mekonomen AB	603,327	4,409
	Sagax AB	1,173,028	4,353
	Telefonaktiebolaget LM Ericsson Class A	400,438	3,983
	Haldex AB	482,236	3,708
*	Collector AB	577,350	3,225
	NCC AB Class A	154,603	2,550
	Skandinaviska Enskilda Banken AB	187,585	1,816
	Sagax AB Preference Shares	319,888	1,221
	Bonava AB	73,650	932
			7,188,852
Switzerland (5.4%)
	Nestle SA	46,092,412	4,437,669
	Roche Holding AG	10,652,781	2,810,879
	Novartis AG	33,339,038	2,731,804
	Zurich Insurance Group AG	2,290,163	730,031
	UBS Group AG	52,720,892	706,959
	Cie Financiere Richemont SA	7,807,203	570,725
*	ABB Ltd.	27,308,603	561,703
	Credit Suisse Group AG	38,828,630	516,378
	Swiss Re AG	4,627,400	445,516
*	Alcon Inc.	6,693,694	385,481
	Givaudan SA	141,221	365,664
	Lonza Group AG	1,132,554	349,766
	Sika AG	2,124,883	325,579
	LafargeHolcim Ltd. (XVTX)	5,850,645	300,357
*	Swiss Life Holding AG	517,976	243,515
	Geberit AG	556,299	233,261
	SGS SA	79,654	210,171
	Partners Group Holding AG	254,762	192,158
^	Swisscom AG	392,129	182,714
	Julius Baer Group Ltd.	3,299,131	159,364
	Sonova Holding AG	779,322	157,409
	Temenos AG	896,040	149,054
	Swatch Group AG (Bearer)	447,743	136,646
	Adecco Group AG	2,373,083	136,341
	Schindler Holding AG	621,603	134,344
	Baloise Holding AG	730,554	125,247
	Straumann Holding AG	154,333	124,727
	Chocoladefabriken Lindt & Spruengli AG (XVTX)	1,542	116,972
^	Kuehne & Nagel International AG	776,586	112,881
	Chocoladefabriken Lindt & Spruengli AG (XSWX)	16,365	108,758
	Roche Holding AG (Bearer)	386,139	101,025
	Swiss Prime Site AG	1,212,373	97,359
	Vifor Pharma AG	684,829	89,431
	Logitech International SA	2,218,383	86,930
	LafargeHolcim Ltd. (XPAR)	1,401,544	72,251

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	EMS-Chemie Holding AG	109,348	66,220
*	Helvetia Holding AG	102,801	65,327
	Clariant AG	3,166,130	65,141
	PSP Swiss Property AG	625,582	63,833
	Schindler Holding AG (Registered)	291,952	62,070
	Georg Fischer AG	63,288	61,552
^	BB Biotech AG	862,781	59,628
	Barry Callebaut AG	29,784	54,610
^	ams AG	1,180,056	49,813
2	VAT Group AG	398,282	49,502
	Flughafen Zurich AG	297,253	49,002
	Pargesa Holding SA	612,444	48,131
	Dufry AG	487,848	47,746
	Cembra Money Bank AG	461,339	42,845
	Panalpina Welttransport Holding AG	197,420	42,322
	Swatch Group AG (Registered)	707,034	41,488
	OC Oerlikon Corp. AG	3,147,182	41,131
	Tecan Group AG	175,527	39,625
2	Galenica AG	745,720	38,047
	Belimo Holding AG	6,975	36,644
	dormakaba Holding AG	48,305	36,489
^,2	Sunrise Communications Group AG	531,571	35,297
	Bucher Industries AG	103,943	35,258
*	Banque Cantonale Vaudoise	43,877	34,644
	Allreal Holding AG	216,464	34,542
	Sulzer AG	280,248	29,573
	Forbo Holding AG	17,109	27,487
^	Landis&Gyr Group AG	378,946	26,517
*,^	Idorsia Ltd.	1,339,089	26,508
	Valiant Holding AG	234,192	26,263
	Emmi AG	29,278	25,831
	DKSH Holding AG	414,804	25,473
	Vontobel Holding AG	427,346	25,201
*	SFS Group AG	262,569	24,251
	Siegfried Holding AG	62,789	23,823
	Mobimo Holding AG	93,919	21,657
	SIG Combibloc Group AG	2,065,363	20,155
*	Aryzta AG XVTX	13,473,047	20,146
	Huber & Suhner AG	228,726	18,291
	Interroll Holding AG	8,333	18,184
	Daetwyler Holding AG	113,798	17,646
	BKW AG	270,700	17,259
	Conzzeta AG	19,152	16,516
*	Berner Kantonalbank AG	70,050	16,369
	Inficon Holding AG	29,020	16,317
	HBM Healthcare Investments AG	86,949	14,250
	Kardex AG	89,051	13,840
	St. Galler Kantonalbank AG	30,496	13,804
	Burckhardt Compression Holding AG	45,429	13,713
	Schweiter Technologies AG	13,749	13,357
	Valora Holding AG	49,363	12,565
^	Komax Holding AG	54,508	12,514
	Comet Holding AG	114,531	11,386
	Liechtensteinische Landesbank AG	153,210	10,450
^	Bachem Holding AG	79,688	10,179
*	COSMO Pharmaceuticals NV	107,568	10,148
*	GAM Holding AG	2,411,383	10,003
	VZ Holding AG	40,082	9,779
	LEM Holding SA	7,018	9,603
^	Bobst Group SA	122,256	8,776
	u-blox Holding AG	101,268	8,499
	Intershop Holding AG	16,427	8,050
^	EFG International AG	1,042,419	7,837
	Bell Food Group AG	26,603	7,662

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
*,^	Basilea Pharmaceutica AG	165,309	7,258
	Ascom Holding AG	516,850	7,052
^	Implenia AG	221,881	6,983
^	Arbonia AG	640,228	6,913
	Bossard Holding AG	41,304	6,735
^	Rieter Holding AG	46,316	6,695
*,^	Meyer Burger Technology AG	9,398,330	6,466
	Vetropack Holding AG	2,904	6,325
^	Autoneum Holding AG	43,238	5,725
	Ypsomed Holding AG	43,502	5,698
	ALSO Holding AG	45,087	5,658
*,^	Leonteq AG	138,378	5,435
	Swissquote Group Holding SA	130,183	5,099
	VP Bank AG	34,500	5,028
	Zehnder Group AG	141,782	4,881
	APG SGA SA	13,183	3,774
^	Kudelski SA	544,281	3,464
*	Alpiq Holding AG	46,826	3,246
	Hiag Immobilien Holding AG	23,304	2,986
*	Schmolz & Bickenbach AG	5,743,684	2,647
*,§	Aryzta AG XLON	772,280	1,078
*	Aryzta AG (XDUB)	54,607	82
*	BA CHEM HOLDING AG Rights Expire 05/06/2019	79,688	23
			20,169,109
Taiwan (3.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	365,376,768	3,067,715
	Hon Hai Precision Industry Co. Ltd.	182,686,745	514,323
	Formosa Plastics Corp.	74,770,054	271,350
	Largan Precision Co. Ltd.	1,566,946	235,234
	Nan Ya Plastics Corp.	86,916,413	219,890
	MediaTek Inc.	22,553,239	216,162
	CTBC Financial Holding Co. Ltd.	280,533,872	192,180
	Formosa Chemicals & Fibre Corp.	53,006,917	190,737
	Chunghwa Telecom Co. Ltd.	51,167,198	184,315
	Cathay Financial Holding Co. Ltd.	122,579,563	177,503
	Uni-President Enterprises Corp.	73,689,659	175,137
	Delta Electronics Inc.	33,050,329	174,442
	Fubon Financial Holding Co. Ltd.	114,011,792	168,485
	Mega Financial Holding Co. Ltd.	168,930,815	162,183
	China Steel Corp.	190,521,577	153,943
	E.Sun Financial Holding Co. Ltd.	159,119,323	130,654
	ASE Technology Holding Co. Ltd.	49,841,461	115,778
	First Financial Holding Co. Ltd.	152,729,552	109,040
	Yuanta Financial Holding Co. Ltd.	172,762,169	100,204
	Taiwan Cooperative Financial Holding Co. Ltd.	142,266,335	94,426
	Taiwan Cement Corp.	69,051,290	93,920
	Taiwan Mobile Co. Ltd.	24,692,301	90,286
	Catcher Technology Co. Ltd.	11,283,422	89,459
	Hua Nan Financial Holdings Co. Ltd.	131,263,284	85,840
	Asustek Computer Inc.	10,890,091	83,256
	President Chain Store Corp.	8,644,309	80,653
	Formosa Petrochemical Corp.	21,030,793	78,046
	Quanta Computer Inc.	40,663,468	77,979
	Chailease Holding Co. Ltd.	18,171,296	77,470
	Hotai Motor Co. Ltd.	4,938,885	74,745
	Taishin Financial Holding Co. Ltd.	156,878,843	71,137
	China Development Financial Holding Corp.	219,059,758	70,612
	United Microelectronics Corp.	155,870,905	67,967
	Far Eastern New Century Corp.	61,024,493	66,639
	SinoPac Financial Holdings Co. Ltd.	166,209,200	64,069
	Far EasTone Telecommunications Co. Ltd.	24,855,842	60,995
	Yageo Corp.	5,970,561	59,227
	Pegatron Corp.	30,977,071	58,561
	Novatek Microelectronics Corp.	8,745,991	57,213

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Chang Hwa Commercial Bank Ltd.	93,698,621	56,129
	Pou Chen Corp.	41,221,146	50,148
	Realtek Semiconductor Corp.	7,224,758	48,986
	Shin Kong Financial Holding Co. Ltd.	171,441,136	48,576
	Asia Cement Corp.	35,759,955	48,402
	Advantech Co. Ltd.	5,701,490	46,195
	Walsin Technology Corp.	7,417,765	45,866
	Lite-On Technology Corp.	32,461,459	45,802
	Eclat Textile Co. Ltd.	3,042,688	43,497
	Innolux Corp.	133,746,465	42,917
	Compal Electronics Inc.	65,563,212	42,381
	Feng TAY Enterprise Co. Ltd.	5,129,583	41,593
	Win Semiconductors Corp.	6,149,093	41,386
	Foxconn Technology Co. Ltd.	17,363,703	38,956
	Taiwan High Speed Rail Corp.	31,962,297	38,923
	Cheng Shin Rubber Industry Co. Ltd.	28,643,063	38,266
	Inventec Corp.	46,361,836	37,249
	AU Optronics Corp.	100,940,874	36,100
	Wistron Corp.	43,085,524	35,768
	Giant Manufacturing Co. Ltd.	4,656,248	35,512
	Hiwin Technologies Corp.	3,711,559	35,347
	Globalwafers Co. Ltd.	3,217,676	35,271
	Accton Technology Corp.	8,000,436	33,986
	China Life Insurance Co. Ltd.	40,391,984	33,631
	Vanguard International Semiconductor Corp.	13,949,141	30,995
	WPG Holdings Ltd.	23,434,420	30,930
	Acer Inc.	44,897,771	30,519
	Airtac International Group	2,273,356	30,455
	Chunghwa Telecom Co. Ltd. ADR	814,321	29,348
	Micro-Star International Co. Ltd.	10,494,460	29,150
	Chroma ATE Inc.	5,959,951	28,552
	Taiwan Business Bank	68,191,632	28,156
	Powertech Technology Inc.	11,000,761	27,466
	Nanya Technology Corp.	12,657,946	26,882
	Walsin Lihwa Corp.	47,267,176	26,562
	Synnex Technology International Corp.	21,139,184	26,378
*	Tatung Co. Ltd.	32,837,319	25,343
	Tripod Technology Corp.	7,754,270	24,897
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	547,721	24,001
	Winbond Electronics Corp.	46,057,909	23,988
	Zhen Ding Technology Holding Ltd.	6,694,254	23,950
	Highwealth Construction Corp.	14,877,367	23,830
	Phison Electronics Corp.	2,524,454	23,775
	TA Chen Stainless Pipe	16,109,767	22,887
	Radiant Opto-Electronics Corp.	6,740,227	22,780
	Chicony Electronics Co. Ltd.	9,121,280	22,485
	Simplo Technology Co. Ltd.	2,639,139	22,414
	Merida Industry Co. Ltd.	3,764,004	21,934
	Unimicron Technology Corp.	19,436,661	21,724
	Teco Electric and Machinery Co. Ltd.	28,627,034	21,452
	Macronix International	27,462,546	21,368
	Chipbond Technology Corp.	9,233,635	20,955
	TCI Co. Ltd.	1,304,819	19,480
	Makalot Industrial Co. Ltd.	2,722,319	18,782
	Eva Airways Corp.	36,776,030	18,036
	Sino-American Silicon Products Inc.	8,275,540	17,942
	Formosa Taffeta Co. Ltd.	14,795,498	17,845
	Parade Technologies Ltd.	1,035,732	17,560
	Genius Electronic Optical Co. Ltd.	1,329,178	17,085
	Taiwan Fertilizer Co. Ltd.	11,580,225	16,863
	Evergreen Marine Corp. Taiwan Ltd.	38,185,644	16,764
	E Ink Holdings Inc.	13,713,378	16,466
	Merry Electronics Co. Ltd.	2,851,144	16,422
	Nien Made Enterprise Co. Ltd.	2,090,522	16,403

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Ruentex Development Co. Ltd.	11,831,278	16,251
	International CSRC Investment Holdings Co.	11,696,477	15,917
	Ruentex Industries Ltd.	6,657,063	15,911
*	China Petrochemical Development Corp.	41,951,705	15,846
	King Yuan Electronics Co. Ltd.	16,882,721	15,658
*	TaiMed Biologics Inc.	3,061,087	15,571
	CTCI Corp.	10,019,642	15,536
	ITEQ Corp.	4,579,508	15,123
	King’s Town Bank Co. Ltd.	14,134,696	15,123
	Silergy Corp.	902,301	14,799
*	HTC Corp.	10,788,079	14,618
	Qisda Corp.	22,445,660	14,296
	FLEXium Interconnect Inc.	4,430,334	13,924
	Compeq Manufacturing Co. Ltd.	16,729,494	13,863
	Elite Material Co. Ltd.	4,246,298	13,690
	St. Shine Optical Co. Ltd.	718,727	13,428
	eMemory Technology Inc.	1,060,253	13,256
	China Airlines Ltd.	41,627,932	13,206
	Poya International Co. Ltd.	1,086,465	13,171
	Epistar Corp.	14,945,605	13,091
	Feng Hsin Steel Co. Ltd.	6,646,385	13,080
	Taichung Commercial Bank Co. Ltd.	32,977,917	12,809
	Voltronic Power Technology Corp.	646,491	12,771
	Gigabyte Technology Co. Ltd.	7,804,160	12,563
	Waterland Financial Holdings Co. Ltd.	37,195,069	12,523
	Taiwan Union Technology Corp.	3,392,239	12,384
	Lien Hwa Industrial Corp.	11,240,387	12,334
	Hota Industrial Manufacturing Co. Ltd.	3,381,069	12,318
	Elan Microelectronics Corp.	4,416,344	11,976
*	PharmaEssentia Corp.	2,577,562	11,928
	General Interface Solution Holding Ltd.	3,046,516	11,820
	Far Eastern International Bank	31,372,304	11,682
^	AU Optronics Corp. ADR	3,330,219	11,622
	Eternal Materials Co. Ltd.	14,011,248	11,591
	Standard Foods Corp.	6,515,849	11,531
	United Microelectronics Corp. ADR	5,293,794	11,488
	Nan Kang Rubber Tire Co. Ltd.	9,930,745	11,382
	Wistron NeWeb Corp.	4,382,164	11,353
	Grape King Bio Ltd.	1,615,683	11,217
*	United Renewable Energy Co. Ltd.	32,323,422	11,013
	Mitac Holdings Corp.	10,584,756	10,975
	Taiwan Secom Co. Ltd.	3,916,466	10,951
	United Integrated Services Co. Ltd.	2,452,603	10,929
	Taiwan Surface Mounting Technology Corp.	5,696,113	10,789
	Sinbon Electronics Co. Ltd.	3,048,391	10,765
	HannStar Display Corp.	41,264,793	10,686
	King Slide Works Co. Ltd.	1,010,930	10,630
	ASPEED Technology Inc.	506,183	10,541
	Bizlink Holding Inc.	1,624,556	10,537
	Tong Yang Industry Co. Ltd.	7,259,142	10,369
	Primax Electronics Ltd.	5,010,882	10,263
*	OBI Pharma Inc.	2,012,004	10,142
	Great Wall Enterprise Co. Ltd.	8,826,185	10,030
	Cub Elecparts Inc.	1,127,284	10,029
	Coretronic Corp.	6,354,212	9,893
	Chilisin Electronics Corp.	3,084,702	9,864
	WT Microelectronics Co. Ltd.	7,332,296	9,688
	Oriental Union Chemical Corp.	11,502,474	9,687
	China Steel Chemical Corp.	2,207,245	9,614
	LandMark Optoelectronics Corp.	1,069,765	9,592
	Global Unichip Corp.	1,300,525	9,582
	Grand Pacific Petrochemical	13,546,283	9,340
	Asia Optical Co. Inc.	3,243,519	9,311
	TPK Holding Co. Ltd.	5,002,313	9,273

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Center Laboratories Inc.	3,625,924	9,237
	Wafer Works Corp.	7,252,165	9,202
	Huaku Development Co. Ltd.	3,637,856	9,200
	Shinkong Synthetic Fibers Corp.	20,863,312	9,182
	Taiwan Paiho Ltd.	3,722,592	9,115
	Capital Securities Corp.	29,873,508	8,994
	Transcend Information Inc.	3,964,325	8,982
	Cheng Loong Corp.	13,980,761	8,942
	TSRC Corp.	9,686,009	8,923
	Egis Technology Inc.	1,059,582	8,913
	Clevo Co.	9,218,551	8,780
	Taiwan Glass Industry Corp.	21,834,615	8,735
	Yulon Motor Co. Ltd.	13,789,491	8,709
	Kenda Rubber Industrial Co. Ltd.	8,777,556	8,565
	ASMedia Technology Inc.	492,775	8,548
	Tong Hsing Electronic Industries Ltd.	2,267,610	8,450
*	Asia Pacific Telecom Co. Ltd.	31,949,926	8,365
	Chong Hong Construction Co. Ltd.	2,901,790	8,164
	TTY Biopharm Co. Ltd.	3,072,457	8,163
	ChipMOS Technologies Inc.	9,344,348	8,147
	Sunny Friend Environmental Technology Co. Ltd.	953,798	8,124
	Sercomm Corp.	3,661,250	8,074
	Visual Photonics Epitaxy Co. Ltd.	2,885,609	7,900
	Ardentec Corp.	7,616,391	7,815
	Far Eastern Department Stores Ltd.	14,546,887	7,724
	Advanced Ceramic X Corp.	766,971	7,698
	Asia Vital Components Co. Ltd.	5,401,644	7,523
	Getac Technology Corp.	4,990,752	7,517
	Tung Ho Steel Enterprise Corp.	10,424,567	7,459
	China Motor Corp.	8,278,556	7,434
	Cheng Uei Precision Industry Co. Ltd.	6,091,595	7,403
	U-Ming Marine Transport Corp.	6,941,610	7,268
	International Games System Co. Ltd.	874,763	7,248
	Chlitina Holding Ltd.	876,977	7,177
	Charoen Pokphand Enterprise	3,758,431	7,143
	Long Chen Paper Co. Ltd.	12,115,222	7,105
	Lotes Co. Ltd.	1,000,038	7,102
	Kinsus Interconnect Technology Corp.	4,597,758	6,944
	Shin Zu Shing Co. Ltd.	1,820,526	6,936
	Gourmet Master Co. Ltd.	1,081,237	6,898
	Holy Stone Enterprise Co. Ltd.	2,051,126	6,846
*	Via Technologies Inc.	5,294,909	6,635
	Taiwan Styrene Monomer	8,152,977	6,606
	YFY Inc.	17,103,047	6,590
*	Lotus Pharmaceutical Co. Ltd.	2,152,779	6,554
	Hung Sheng Construction Ltd.	8,921,480	6,515
	China Man-Made Fiber Corp.	20,662,439	6,512
	Career Technology MFG. Co. Ltd.	5,913,309	6,500
	Chin-Poon Industrial Co. Ltd.	5,209,799	6,488
	Arcadyan Technology Corp.	2,329,913	6,462
	Machvision Inc.	466,768	6,401
	China Bills Finance Corp.	13,371,380	6,383
	Yulon Finance Corp.	1,698,580	6,354
	Cathay Real Estate Development Co. Ltd.	7,682,505	6,256
	Sitronix Technology Corp.	1,511,567	6,225
*	Mercuries Life Insurance Co. Ltd.	17,245,725	6,198
	Run Long Construction Co. Ltd.	2,880,449	6,177
	Kinpo Electronics	17,233,193	6,143
	Ennoconn Corp.	684,660	6,046
	Unitech Printed Circuit Board Corp.	9,775,956	6,004
*	Ritek Corp.	17,550,122	5,877
	Tainan Spinning Co. Ltd.	15,042,940	5,869
	Taiwan Semiconductor Co. Ltd.	3,244,342	5,868
	Topco Scientific Co. Ltd.	2,044,260	5,867

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Cleanaway Co. Ltd.	1,060,359	5,852
	Everlight Electronics Co. Ltd.	5,811,687	5,820
	Darfon Electronics Corp.	3,762,164	5,815
*	CMC Magnetics Corp.	25,452,936	5,814
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,554,133	5,707
	BES Engineering Corp.	22,378,754	5,653
	China Metal Products	4,645,113	5,650
	Sanyang Motor Co. Ltd.	8,652,689	5,643
	Faraday Technology Corp.	3,409,786	5,630
	Lung Yen Life Service Corp.	2,814,221	5,588
*	PChome Online Inc.	1,298,661	5,527
	Nantex Industry Co. Ltd.	5,230,409	5,524
	Jentech Precision Industrial Co. Ltd.	1,453,948	5,519
	Sigurd Microelectronics Corp.	5,443,754	5,436
	Holtek Semiconductor Inc.	2,255,952	5,408
	Greatek Electronics Inc.	3,883,961	5,377
	momo.com Inc.	593,801	5,299
	Sporton International Inc.	890,174	5,281
*	Pan Jit International Inc.	5,913,776	5,221
	ASE Technology Holding Co. Ltd. ADR	1,145,192	5,211
	Ginko International Co. Ltd.	755,780	5,182
	SDI Corp.	2,283,876	5,178
	Supreme Electronics Co. Ltd.	5,177,033	5,169
	Jih Sun Financial Holdings Co. Ltd.	16,251,340	5,167
	Foxsemicon Integrated Technology Inc.	1,103,081	5,120
	Pixart Imaging Inc.	1,577,804	5,053
	OptoTech Corp.	6,689,725	5,040
	Prince Housing & Development Corp.	13,896,870	5,014
	Quanta Storage Inc.	2,718,136	5,007
	A-DATA Technology Co. Ltd.	3,037,467	4,918
	AcBel Polytech Inc.	6,637,994	4,843
	Wan Hai Lines Ltd.	9,139,127	4,823
	USI Corp.	12,539,641	4,813
*	Radium Life Tech Co. Ltd.	10,912,466	4,785
	Test Research Inc.	2,738,878	4,775
	Farglory Land Development Co. Ltd.	3,867,158	4,773
	Yieh Phui Enterprise Co. Ltd.	15,514,371	4,732
	Xxentria Technology Materials Corp.	1,863,444	4,719
	UPC Technology Corp.	11,442,651	4,678
	Wisdom Marine Lines Co. Ltd.	4,888,903	4,652
	President Securities Corp.	10,558,203	4,597
	Nan Ya Printed Circuit Board Corp.	3,039,556	4,577
*	D-Link Corp.	9,716,679	4,537
	Pan-International Industrial Corp.	5,263,613	4,495
	Chunghwa Precision Test Tech Co. Ltd.	284,368	4,440
	Gemtek Technology Corp.	5,263,668	4,435
	Systex Corp.	1,989,140	4,373
	PharmaEngine Inc.	1,257,477	4,339
	China General Plastics Corp.	5,891,896	4,336
*	Wei Chuan Foods Corp.	4,931,507	4,316
	Elite Advanced Laser Corp.	2,008,862	4,261
	Aten International Co. Ltd.	1,408,480	4,256
*	Medigen Biotechnology Corp.	1,715,797	4,255
	Taiwan PCB Techvest Co. Ltd.	3,466,549	4,253
	Kung Long Batteries Industrial Co. Ltd.	795,932	4,230
	Darwin Precisions Corp.	6,755,570	4,223
	Lealea Enterprise Co. Ltd.	12,745,771	4,150
	Firich Enterprises Co. Ltd.	3,005,619	4,120
	Syncmold Enterprise Corp.	1,457,099	4,119
	Formosa International Hotels Corp.	809,756	4,115
	Goldsun Building Materials Co. Ltd.	15,183,722	4,085
	TXC Corp.	3,492,090	4,076
	Li Cheng Enterprise Co. Ltd.	1,852,885	4,064
	Taiwan Cogeneration Corp.	4,648,754	4,047

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	TaiDoc Technology Corp.	805,645	4,007
	Wah Lee Industrial Corp.	2,270,126	3,976
*	Yang Ming Marine Transport Corp.	13,987,962	3,975
	Hsin Kuang Steel Co. Ltd.	3,988,403	3,948
	YungShin Global Holding Corp.	2,855,434	3,891
*	AmTRAN Technology Co. Ltd.	10,047,832	3,887
	Elite Semiconductor Memory Technology Inc.	3,637,717	3,848
	Chaun-Choung Technology Corp.	682,645	3,824
	Depo Auto Parts Ind Co. Ltd.	1,705,025	3,816
	Pharmally International Holding Co. Ltd.	549,691	3,813
*	Roo Hsing Co. Ltd.	8,519,144	3,811
	Hu Lane Associate Inc.	1,356,641	3,806
	TA-I Technology Co. Ltd.	2,261,087	3,806
	Ton Yi Industrial Corp.	9,237,324	3,753
	Flytech Technology Co. Ltd.	1,473,785	3,737
	Taiwan TEA Corp.	7,363,399	3,717
	Alpha Networks Inc.	5,685,978	3,676
*	Orient Semiconductor Electronics Ltd.	7,051,208	3,660
	Taiwan FamilyMart Co. Ltd.	504,073	3,607
	Concraft Holding Co. Ltd.	831,045	3,572
	Dynapack International Technology Corp.	2,204,479	3,548
	Namchow Holdings Co. Ltd.	2,054,971	3,545
	YC INOX Co. Ltd.	4,145,613	3,510
	Advanced Wireless Semiconductor Co.	2,134,646	3,497
	Gloria Material Technology Corp.	5,354,126	3,425
	Sinyi Realty Inc.	3,311,300	3,371
	Nan Liu Enterprise Co. Ltd.	623,501	3,334
	FocalTech Systems Co. Ltd.	4,077,611	3,322
	Long Bon International Co. Ltd.	5,894,851	3,292
*	HannsTouch Solution Inc.	6,749,249	3,292
	Zeng Hsing Industrial Co. Ltd.	671,619	3,277
	Lite-On Semiconductor Corp.	2,906,636	3,265
	Taiflex Scientific Co. Ltd.	2,524,994	3,256
	Lextar Electronics Corp.	5,687,368	3,227
*	Unizyx Holding Corp.	4,303,555	3,216
	Mercuries & Associates Holding Ltd.	5,639,588	3,195
	Soft-World International Corp.	1,341,372	3,178
	Casetek Holdings Ltd.	1,896,685	3,176
	Swancor Holding Co. Ltd.	1,034,426	3,162
*	Cheng Mei Materials Technology Corp.	7,574,000	3,152
	Brogent Technologies Inc.	543,470	3,149
	Kindom Construction Corp.	4,603,955	3,142
	IEI Integration Corp.	2,827,783	3,137
	Test Rite International Co. Ltd.	4,564,824	3,134
*	XinTec Inc.	2,404,714	3,095
	CyberTAN Technology Inc.	5,808,006	3,088
*	Taigen Biopharmaceuticals Holdings Ltd.	5,329,526	3,074
	Kinik Co.	1,479,479	2,957
	ScinoPharm Taiwan Ltd.	3,586,246	2,943
*	Shining Building Business Co. Ltd.	8,778,980	2,885
	Altek Corp.	3,290,823	2,860
	Yeong Guan Energy Technology Group Co. Ltd.	1,055,740	2,799
	Everlight Chemical Industrial Corp.	5,106,329	2,762
	Ho Tung Chemical Corp.	12,240,141	2,753
	Chung-Hsin Electric & Machinery Manufacturing Corp.	4,070,593	2,741
	Yulon Nissan Motor Co. Ltd.	323,842	2,714
	Adlink Technology Inc.	1,995,968	2,708
*	CSBC Corp. Taiwan	3,206,675	2,706
	Rechi Precision Co. Ltd.	3,199,896	2,678
	KEE TAI Properties Co. Ltd.	7,095,979	2,663
	Evergreen International Storage & Transport Corp.	5,846,793	2,604
	Basso Industry Corp.	1,377,339	2,601
	Rich Development Co. Ltd.	8,571,660	2,518
	Sampo Corp.	4,491,497	2,428

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Asia Polymer Corp.	5,120,752	2,363
	Wowprime Corp.	785,817	2,362
	Tung Thih Electronic Co. Ltd.	999,118	2,357
	Posiflex Technology Inc.	657,612	2,321
	Ta Ya Electric Wire & Cable	6,556,713	2,318
*	Taiwan Land Development Corp.	8,130,935	2,302
	Tyntek Corp.	4,130,095	2,302
*	Kuo Toong International Co. Ltd.	3,204,494	2,285
	Zinwell Corp.	3,026,006	2,249
*	Ichia Technologies Inc.	3,945,439	2,206
*	Li Peng Enterprise Co. Ltd.	9,269,714	2,189
*	Microbio Co. Ltd.	4,606,488	2,186
	TYC Brother Industrial Co. Ltd.	2,436,099	2,156
	Formosan Rubber Group Inc.	3,839,306	2,139
	Sunplus Technology Co. Ltd.	5,158,752	2,123
	Sincere Navigation Corp.	3,646,902	2,031
*	WUS Printed Circuit Co. Ltd.	2,359,711	1,959
	Advanced International Multitech Co. Ltd.	1,298,115	1,935
	Chung Hwa Pulp Corp.	6,165,818	1,904
*	Gold Circuit Electronics Ltd.	4,660,941	1,894
	Global Mixed Mode Technology Inc.	706,342	1,872
	Global Brands Manufacture Ltd.	3,922,999	1,839
	Bank of Kaohsiung Co. Ltd.	5,822,598	1,821
	Iron Force Industrial Co. Ltd.	659,535	1,816
*	Federal Corp.	5,165,195	1,815
*	Motech Industries Inc.	6,518,468	1,807
	Huang Hsiang Construction Corp.	1,987,571	1,792
	L&K Engineering Co. Ltd.	1,949,623	1,735
	Weltrend Semiconductor	2,040,182	1,733
*	Silicon Integrated Systems Corp.	6,040,320	1,730
	ITE Technology Inc.	1,519,399	1,725
	Senao International Co. Ltd.	1,495,428	1,722
	Vivotek Inc.	453,195	1,651
	Sonix Technology Co. Ltd.	1,573,526	1,601
	Chun Yuan Steel	4,697,275	1,588
	Toung Loong Textile Manufacturing	1,003,481	1,565
*	Tong-Tai Machine & Tool Co. Ltd.	2,293,126	1,560
	China Chemical & Pharmaceutical Co. Ltd.	2,542,766	1,552
	Concord Securities Co. Ltd.	6,510,489	1,549
	Johnson Health Tech Co. Ltd.	1,075,092	1,540
	Cyberlink Corp.	621,695	1,510
*	Etron Technology Inc.	4,737,882	1,509
	Taiyen Biotech Co. Ltd.	1,406,580	1,449
	Hong Pu Real Estate Development Co. Ltd.	2,250,931	1,413
	Elitegroup Computer Systems Co. Ltd.	3,469,479	1,344
*	Unity Opto Technology Co. Ltd.	4,231,961	1,343
	Globe Union Industrial Corp.	2,345,001	1,325
	Lingsen Precision Industries Ltd.	3,997,421	1,241
	China Electric Manufacturing Corp.	3,813,615	1,232
	CHC Healthcare Group	944,222	1,232
	Ability Enterprise Co. Ltd.	2,634,904	1,217
	Infortrend Technology Inc.	2,822,873	1,165
	Nien Hsing Textile Co. Ltd.	1,256,027	1,146
	Jess-Link Products Co. Ltd.	1,093,887	1,130
*	AGV Products Corp.	4,265,983	974
*	ALI Corp.	2,780,615	974
*	Phihong Technology Co. Ltd.	2,804,679	932
	Gigasolar Materials Corp.	338,250	879
*	Dynamic Electronics Co. Ltd.	2,634,000	801
	Universal Cement Corp.	1,223,220	788
*	Gigastorage Corp.	3,963,702	772
	FSP Technology Inc.	1,120,071	756
	Sheng Yu Steel Co. Ltd.	1,178,000	736
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	690

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	MIN AIK Technology Co. Ltd.	1,296,600	666
*	Tatung Co. Ltd. GDR	38,879	603
*	Champion Building Materials Co. Ltd.	2,522,000	538
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	193,000	459
*,§	XPEC Entertainment Inc.	872,075	373
	Yungtay Engineering Co. Ltd.	157,000	328
*	E-Ton Solar Tech Co. Ltd.	1,291,074	119
*	OBI Pharma Inc. Rights Expire 05/07/2019	130,741	87
*	Green Energy Technology Inc.	2,817,405	29
*,§	ProMOS Technologies Inc.	11,745	—
			11,865,791
Thailand (0.9%)
	PTT PCL (Foreign)	218,306,299	333,267
*	CP ALL PCL (Foreign)	80,238,023	194,910
	Siam Cement PCL (Foreign)	12,945,296	187,401
	Kasikornbank PCL (Foreign)	28,679,206	171,706
^	Siam Commercial Bank PCL (Foreign)	37,655,659	154,598
	Airports of Thailand PCL (Foreign)	66,588,482	142,937
^	Bangkok Dusit Medical Services PCL	136,457,838	109,030
	Advanced Info Service PCL (Foreign)	17,768,346	105,827
	Central Pattana PCL (Foreign)	37,970,436	89,872
	PTT Exploration & Production PCL (Foreign)	21,095,063	88,138
	Minor International PCL (Foreign)	60,488,048	71,119
	PTT Global Chemical PCL	32,049,199	69,097
	Krung Thai Bank PCL (Foreign)	101,208,530	59,951
^	Intouch Holdings PCL (Foreign)	28,323,136	52,813
	Charoen Pokphand Foods PCL (Foreign)	57,547,105	49,140
	BTS Group Holdings (Foreign)	130,337,541	48,196
	Bangkok Bank PCL (Foreign)	7,292,192	47,767
	Energy Absolute PCL (Foreign)	26,662,405	46,574
	Bangkok Expressway & Metro PCL (Foreign)	134,191,057	45,823
	Home Product Center PCL	89,064,599	43,826
^	Indorama Ventures PCL	30,080,185	43,139
*	Gulf Energy Development PCL (Foreign)	12,773,487	41,835
	Electricity Generating PCL (Foreign)	4,191,629	38,868
^	Digital Telecommunications Infrastructure Fund	75,396,474	37,556
	Banpu PCL (Foreign)	72,901,241	37,491
	Land & Houses PCL (Foreign)	103,751,552	36,428
	Thai Oil PCL (Foreign)	15,314,970	33,223
	Bumrungrad Hospital PCL (Foreign)	5,221,333	28,959
	IRPC PCL (Foreign)	158,911,639	28,123
	Thai Union Frozen Products PCL (Foreign)	45,487,705	26,936
^	True Corp. PCL	164,013,483	26,479
^	Berli Jucker PCL (Foreign)	16,250,427	26,231
^	Krungthai Card PCL	20,094,229	25,519
	Tisco Financial Group PCL (Foreign)	9,303,244	24,424
^	Thanachart Capital (Foreign)	13,149,759	21,846
	TMB Bank PCL	344,361,874	21,782
	Glow Energy PCL (Foreign)	7,296,588	20,922
^	Kiatnakin Bank PCL	9,792,958	20,258
	Ratch Group PCL	9,387,696	18,328
^	Total Access Communication PCL (Foreign)	10,879,187	17,298
^	Muangthai Capital PCL	10,070,255	16,271
	Bangchak Corp. PCL	15,816,232	16,096
^	BTS Rail Mass Transit Growth Infrastructure Fund	40,504,351	15,609
^	WHA Corp. PCL	112,433,006	15,425
	Central Plaza Hotel PCL	11,387,949	15,261
^	Srisawad Corp. PCL	8,584,377	14,745
^	VGI Global Media PCL	47,427,131	14,331
^	Sino-Thai Engineering & Construction PCL	17,907,979	14,169
	Supalai PCL	19,411,090	13,431
^	CH Karnchang PCL	15,795,837	13,244
	Jasmine Broadband Internet Infrastructure Fund	40,858,793	13,057
^	Robinson PCL	7,066,229	12,904

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Kasikornbank PCL NVDR	2,083,100	12,472
^	B Grimm Power PCL	11,278,254	11,926
^	Siam Global House PCL	21,088,541	11,438
^	Global Power Synergy PCL	5,617,496	10,962
	Bangkok Chain Hospital PCL	18,525,588	10,565
^	Hana Microelectronics PCL (Foreign)	9,373,110	9,557
^	Quality Houses PCL	102,735,802	9,533
^	KCE Electronics PCL	11,936,782	9,272
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	13,957,574	9,268
	Bangkok Land PCL	186,716,126	9,185
^	CK Power PCL	48,712,228	8,931
^	Amata Corp. PCL	11,943,763	8,387
	Jasmine International PCL	47,239,484	8,295
^	Asian Property Development PCL (Foreign)	33,442,086	8,265
	Star Petroleum Refining PCL	24,233,994	8,048
^	Siam City Cement PCL (Foreign)	1,162,518	7,904
	TPI Polene PCL	127,302,562	7,897
	Major Cineplex Group PCL	8,387,483	7,492
^	TTW PCL	18,993,256	7,370
^	TOA Paint Thailand PCL	7,273,973	7,181
^	Esso Thailand PCL	20,484,304	7,123
^	Carabao Group PCL	3,860,495	7,053
	MBK PCL	10,497,491	6,912
^	TPI Polene Power PCL	35,216,300	6,837
^	Sansiri PCL (Foreign)	143,886,827	6,445
*,^	Thai Airways International PCL (Foreign)	16,112,240	6,414
*	AEON Thana Sinsap Thailand PCL	1,094,400	6,330
^	Banpu Power PCL	8,812,961	6,293
*	Ratchaburi Electricity Generating Holding PCL (Local)	3,033,407	5,922
^	Sri Trang Agro-Industry PCL	13,206,036	5,422
	Tipco Asphalt PCL	9,516,298	5,368
	Bangkok Life Assurance PCL (Foreign)	5,841,741	5,172
^	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust (Foreign)	12,200,400	5,163
^	Chularat Hospital PCL	81,027,014	4,979
	Origin Property PCL	19,318,235	4,780
^	Thai Vegetable Oil PCL	5,558,569	4,699
^	BCPG PCL	8,250,585	4,683
*	PTT PCL	2,984,800	4,557
^	Gunkul Engineering PCL	50,524,035	4,370
*	BEC World PCL (Foreign)	15,198,098	4,288
^	Pruksa Holding PCL (Foreign)	6,867,422	4,045
*	Italian-Thai Development PCL	53,847,747	3,949
^	Beauty Community PCL	17,894,949	3,899
*,^	Super Energy Corp. PCL	191,142,681	3,774
	MK Restaurants Group PCL	1,636,627	3,730
^	GFPT PCL	7,613,604	3,700
^	Bangkok Airways PCL	8,890,045	3,287
§	Pruksa Real Estate PCL (Foreign)	7,721,100	3,246
	Vibhavadi Medical Center PCL (Foreign)	51,194,496	3,097
	Unique Engineering & Construction PCL	8,956,476	2,891
^	PTG Energy PCL	8,314,554	2,868
	LPN Development PCL	13,038,879	2,859
	Workpoint Entertainment PCL	3,857,252	2,818
	Thoresen Thai Agencies PCL (Foreign)	16,766,123	2,810
	U City PCL (Foreign)	38,580,255	2,756
^	Taokaenoi Food & Marketing PCL	8,136,713	2,754
	SPCG PCL	4,742,329	2,675
*	Energy Absolute PCL	1,479,600	2,585
	IMPACT Growth REIT	3,372,464	2,496
*,^	Precious Shipping PCL	8,441,531	2,199
	Univentures PCL	11,075,263	2,188
*	Gulf Energy Development PCL	650,800	2,131
^	Group Lease PCL (Foreign)	8,742,177	2,056

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
^	Thaifoods Group PCL	19,155,836	1,994
*,^	Thaicom PCL	9,412,768	1,933
*	True Corp. PCLTrue Corp. PCL	11,893,000	1,920
	North Bangkok Power Plant Block 1 Infrastructure (Foreign)	4,870,700	1,815
	Bangkok Expressway & Metro PCL	4,974,000	1,699
*,^	Siam Makro PCL (Foreign)	1,555,000	1,657
	Samart Corp. PCL	6,832,218	1,607
*	Krung Thai Bank PCL	2,552,600	1,512
*,§	Inter Far East Energy Corp.	13,822,796	1,342
	Intouch Holdings PCL NVDR	563,100	1,050
*	Kasikornbank PCL	174,400	1,044
	Bangkok Life Assurance PCL	989,878	876
*	BEC World PCL	2,473,900	698
§	Inter Far East Energy Corp. (Foreign)	5,655,044	549
*	VGI Global Media PCL (F)Warrants Expire 12/31/2022	10,928,408	284
	U City PCL	3,909,300	279
*	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	639,200	271
*	Group Lease PCL NVDR	1,119,400	263
*	Dynasty Ceramic PCL Warrants Expire 05/03/2021	6,303,772	164
*	CK Power PCL Foreign Line Warrants Expire 05/28/2020	6,341,340	155
*	Super Energy Corp. PCL Warrants Expire 08/30/2020	33,699,240	53
*	Siam Makro PCL	44,000	47
*	Samart Corp. PCL Warrants Expire 05/08/2021	2,337,800	37
*	Thaifoods Group PCL Warrants Expire 04/28/2020	1,805,581	36
*	Srisawad Power 1979 PCL Warrants Expire 05/29/2020	126,432	29
*	Vibhavadi Medical Center PCL Warrants Expire 05/09/2022	4,624,423	23
*	G J Steel PCL Warrants Expire 02/07/2020	9,920,670	3
*	Minor International PCL (Foreign)	3,024,402	—
*	Italian-Thai Development PCL Warrants Expire 05/13/2019	2,522,957	—
	SVI PCL	1	—
			3,249,091
Turkey (0.2%)
	BIM Birlesik Magazalar AS	3,432,462	47,771
*	Turkiye Garanti Bankasi AS	31,410,355	43,126
*	Akbank T.A.S.	40,458,276	41,595
	Tupras Turkiye Petrol Rafinerileri AS	1,875,898	38,799
	KOC Holding AS	13,131,284	35,700
	Turkcell Iletisim Hizmetleri AS	16,433,804	34,466
	Eregli Demir ve Celik Fabrikalari TAS	20,682,163	31,800
*	Turk Hava Yollari AO	8,184,453	19,659
*	Turkiye Is Bankasi AS	21,172,264	19,066
	Haci Omer Sabanci Holding AS (Bearer)	13,570,136	17,543
	Aselsan Elektronik Sanayi Ve Ticaret AS	4,400,390	15,100
	Tekfen Holding AS	2,712,143	12,114
	TAV Havalimanlari Holding AS	2,676,000	11,359
	Turkiye Vakiflar Bankasi TAO	15,390,110	10,453
	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,889,661	9,602
	Turkiye Sise ve Cam Fabrikalari AS	9,362,983	9,580
	Ford Otomotiv Sanayi AS	1,026,687	9,075
	Petkim Petrokimya Holding AS	11,951,063	8,966
	Turkiye Halk Bankasi AS	8,880,115	8,727
	Enka Insaat ve Sanayi AS	9,509,007	8,563
*	Arcelik AS	2,685,680	8,267
*	Yapi ve Kredi Bankasi AS	23,536,051	8,182
	Soda Sanayii AS	5,982,461	7,784
	Ulker Biskuvi Sanayi AS	2,313,644	7,378
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	28,502,692	7,224
*	Sok Marketler Ticaret AS	3,936,892	6,097
*	Turk Telekomunikasyon AS	8,038,280	5,749
	Tofas Turk Otomobil Fabrikasi AS	1,902,679	5,723
	Coca-Cola Icecek AS	1,071,321	5,690
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	13,623,883	5,171
*	Koza Altin Isletmeleri AS	663,058	4,735
2	Enerjisa Enerji AS	4,754,389	4,291

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
2	Mavi Giyim Sanayi Ve Ticaret AS Class B	548,628	3,509
	Trakya Cam Sanayii AS	6,407,929	3,408
	AG Anadolu Grubu Holding AS	1,595,610	3,396
*	Pegasus Hava Tasimaciligi AS	600,619	3,117
*	Iskenderun Demir ve Celik AS	2,348,758	2,725
*	Koza Anadolu Metal Madencilik Isletmeleri AS	2,904,573	2,704
	Dogan Sirketler Grubu Holding AS	14,324,829	2,549
*,2	MLP Saglik Hizmetleri AS	1,249,337	2,498
*	Turkiye Sinai Kalkinma Bankasi AS	18,719,153	2,356
*	Vestel Elektronik Sanayi ve Ticaret AS	1,154,492	2,320
*	Sasa Polyester Sanayi AS	2,022,469	2,060
*	Logo Yazilim Sanayi Ve Ticaret AS	307,610	1,975
	Otokar Otomotiv Ve Savunma Sanayi A.S.	95,714	1,798
*	Migros Ticaret AS	708,965	1,639
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	3,434,007	1,614
	Aksa Akrilik Kimya Sanayii AS	1,112,799	1,519
	Kordsa Teknik Tekstil AS	749,168	1,499
	Aygaz AS	960,598	1,487
	Aksigorta AS	2,047,753	1,449
	Torunlar Gayrimenkul Yatirim Ortakligi AS	3,667,051	1,390
	Polisan Holding AS	2,667,537	1,309
*	Zorlu Enerji Elektrik Uretim AS	6,011,426	1,262
*	Aksa Enerji Uretim AS Class B	3,176,421	1,253
*	Bera Holding AS	4,095,261	1,222
	Anadolu Cam Sanayii AS	2,331,919	1,201
*	Sekerbank Turk AS	6,900,317	1,170
	EGE Endustri VE Ticaret AS	16,497	1,152
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,406,022	1,046
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,338,109	993
*	Is Gayrimenkul Yatirim Ortakligi AS	5,649,905	930
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,256,264	856
*	Turk Traktor ve Ziraat Makineleri AS	183,697	855
*	Albaraka Turk Katilim Bankasi AS	3,494,133	838
	Alarko Holding AS	1,672,122	749
*	Tat Gida Sanayi AS	920,042	640
*	NET Holding AS	2,180,477	621
*	Cimsa Cimento Sanayi VE Ticaret AS	544,356	599
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	527,283	577
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,370,326	575
	Akcansa Cimento AS	525,000	567
	Adana Cimento Sanayii TAS Class A	425,741	498
*	Gubre Fabrikalari TAS	1,078,255	483
*	Vakif Gayrimenkul Yatirim Ortakligi AS	1,620,320	478
*	Afyon Cimento Sanayi TAS	644,006	461
*	Bizim Toptan Satis Magazalari AS	339,340	457
	Dogus Otomotiv Servis ve Ticaret AS	454,249	351
	Konya Cimento Sanayii AS	8,319	258
*	Akenerji Elektrik Uretim AS	2,447,424	230
*	Turcas Petrol AS	318,397	74
*,§	Asya Katilim Bankasi AS	6,861,580	—
			576,072
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	41,600,762	181,187
	Emirates Telecommunications Group Co. PJSC	26,535,497	120,670
	Abu Dhabi Commercial Bank PJSC	39,989,255	107,549
	Emaar Properties PJSC	53,629,873	70,275
	DP World plc	2,474,954	49,460
	Dubai Islamic Bank PJSC	26,077,948	36,682
	Aldar Properties PJSC	59,871,206	29,041
	Abu Dhabi Islamic Bank PJSC	11,041,114	14,374
	Emaar Malls PJSC	30,191,420	14,328
	Abu Dhabi National Oil Co. for Distribution PJSC	18,167,838	12,866
	Emaar Development PJSC	12,039,034	12,827

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Dana Gas PJSC	48,140,155	12,548
	Dubai Investments PJSC	33,431,333	12,386
*	Air Arabia PJSC	34,051,190	9,459
	DAMAC Properties Dubai Co. PJSC	26,884,120	9,056
*	Arabtec Holding PJSC	10,906,773	6,149
	Amanat Holdings PJSC	17,922,003	5,079
*	Dubai Financial Market PJSC	21,091,737	4,432
*	DXB Entertainments PJSC	49,530,386	3,159
*	RAK Properties PJSC	16,209,203	2,103
*	Deyaar Development PJSC	19,933,579	1,939
*	Eshraq Properties Co. PJSC	15,132,107	1,904
*	Union Properties PJSC	16,991,427	1,759
*,§	Drake & Scull International PJSC	7,671,678	773
			720,005
United Kingdom (11.5%)
	HSBC Holdings plc	307,857,265	2,682,353
	BP plc	303,837,411	2,209,419
	Royal Dutch Shell plc Class A (XLON)	67,748,928	2,158,580
	Royal Dutch Shell plc Class B	56,844,637	1,834,570
	GlaxoSmithKline plc	74,718,601	1,534,963
	Diageo plc	36,386,057	1,533,955
	AstraZeneca plc	20,112,956	1,498,414
	British American Tobacco plc	34,048,634	1,332,970
	Unilever plc	16,770,860	1,016,569
	Rio Tinto plc	16,980,596	990,634
	Prudential plc	39,669,096	901,338
	Lloyds Banking Group plc	1,089,669,481	891,172
	Reckitt Benckiser Group plc	9,579,807	775,069
	Vodafone Group plc	408,674,230	758,040
	BHP Group plc	31,886,047	752,658
	Glencore plc	173,303,381	687,593
	National Grid plc	51,988,348	569,582
	Barclays plc	261,091,271	560,304
	Compass Group plc	24,208,497	550,838
	Tesco plc	147,981,682	482,812
	Imperial Brands plc	14,552,056	463,021
	Experian plc	14,008,019	407,759
	Anglo American plc	15,176,857	393,836
	BT Group plc	127,692,645	381,037
	Standard Chartered plc	41,428,775	378,791
	RELX plc (XLON)	16,177,664	371,693
	Aviva plc	60,065,063	337,334
	Legal & General Group plc	90,618,972	329,539
	BAE Systems plc	48,896,818	314,274
	London Stock Exchange Group plc	4,771,655	312,846
	Rolls-Royce Holdings plc	25,770,030	308,610
	RELX plc (XAMS)	12,762,039	292,412
	Smith & Nephew plc	13,406,874	259,189
	Ferguson plc	3,551,560	252,750
	SSE plc	15,739,276	235,501
	WPP plc	18,557,575	231,558
	Royal Bank of Scotland Group plc	69,203,346	216,699
	3i Group plc	14,591,824	204,175
	Ashtead Group plc	7,243,192	201,124
	Melrose Industries plc	73,737,186	195,105
	Informa plc	19,050,728	193,709
	InterContinental Hotels Group plc	2,777,063	179,871
	Associated British Foods plc	5,328,681	177,991
	CRH plc (XLON)	5,275,762	177,111
	Intertek Group plc	2,481,408	173,559
	Burberry Group plc	6,248,625	164,695
	Whitbread plc	2,778,592	161,768
	Sage Group plc	16,583,483	157,198
	Bunzl plc	5,152,016	155,391

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Next plc	2,028,188	152,710
	Segro plc	16,677,660	147,774
	Rentokil Initial plc	28,320,218	144,326
	Persimmon plc	4,821,679	140,855
	Standard Life Aberdeen plc	37,902,883	138,100
	Halma plc	5,769,440	135,753
	DCC plc	1,510,981	135,249
	Land Securities Group plc	11,012,536	132,723
	Carnival plc	2,451,242	129,952
	Croda International plc	1,905,439	129,073
	Pearson plc	11,880,365	128,699
	Johnson Matthey plc	2,911,873	127,029
	Mondi plc	5,633,123	123,790
*	Ocado Group plc	6,867,663	122,261
	Spirax-Sarco Engineering plc	1,130,196	121,855
	Barratt Developments plc	15,412,168	121,245
	Centrica plc	87,157,475	121,164
	Smiths Group plc	6,083,445	121,119
	Hargreaves Lansdown plc	4,026,614	118,942
	Taylor Wimpey plc	49,816,121	118,105
	St. James’s Place plc	8,020,605	117,705
	British Land Co. plc	14,691,582	113,987
	United Utilities Group plc	10,459,664	113,467
	Kingfisher plc	32,677,312	112,678
	RSA Insurance Group plc	15,853,509	112,387
	Micro Focus International plc	4,320,098	109,511
	Coca-Cola HBC AG	3,015,816	108,012
	Smurfit Kappa Group plc	3,637,545	106,693
2	Auto Trader Group plc	13,904,279	102,786
	ITV plc	57,091,367	101,944
	Paddy Power Betfair plc	1,178,238	99,727
	Severn Trent plc	3,628,152	96,576
	Rightmove plc	13,514,782	95,565
	Wm Morrison Supermarkets plc	33,395,973	94,131
	Marks & Spencer Group plc	25,087,743	93,584
	Hiscox Ltd.	4,266,918	93,329
	Direct Line Insurance Group plc	21,344,936	91,848
	DS Smith plc	19,568,608	91,398
	Admiral Group plc	3,155,878	90,903
	Berkeley Group Holdings plc	1,849,905	90,750
	International Consolidated Airlines Group SA (London Shares)	12,450,047	87,980
	Weir Group plc	3,972,129	86,334
	Meggitt plc	11,946,570	85,010
*	Just Eat plc	8,793,288	80,389
	Bellway plc	1,901,158	77,201
	Phoenix Group Holdings plc	8,118,792	76,743
	GVC Holdings plc	8,816,339	75,234
	Tate & Lyle plc	7,178,111	71,945
	J Sainsbury plc	24,751,712	71,910
	Schroders plc	1,710,849	70,807
	Travis Perkins plc	3,879,450	70,787
	B&M European Value Retail SA	13,201,419	68,057
	G4S plc	23,782,937	67,218
	Intermediate Capital Group plc	4,287,635	66,259
	Derwent London plc	1,565,139	64,778
*	BTG plc	5,928,413	64,633
	Spectris plc	1,774,024	63,743
	Cineworld Group plc	15,359,048	63,736
	Evraz plc	7,748,501	63,627
	RPC Group plc	6,161,228	63,503
	Investec plc	10,005,788	63,502
	Pennon Group plc	6,488,173	63,385
	Antofagasta plc	5,289,997	62,886
	SSP Group plc	6,776,294	61,593

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	John Wood Group plc	10,038,672	61,545
	Tullow Oil plc	20,959,607	61,456
	Beazley plc	8,031,076	60,515
	HomeServe plc	4,222,750	59,850
	TUI AG (XLON)	5,368,200	59,777
	Howden Joinery Group plc	8,989,662	59,699
	Electrocomponents plc	6,838,795	57,667
	IMI plc	4,148,608	56,975
	BBA Aviation plc	15,808,407	56,177
*	Cobham plc	37,232,446	56,138
2	Quilter plc	28,746,000	55,441
	Rotork plc	13,347,246	54,440
	Dechra Pharmaceuticals plc	1,535,070	53,352
2	Merlin Entertainments plc	10,927,398	52,256
	Tritax Big Box REIT plc	26,575,627	51,547
	Inchcape plc	6,383,219	51,247
	UNITE Group plc	4,124,329	50,692
	easyJet plc	3,333,941	50,516
	Hammerson plc	11,954,097	50,295
	CYBG plc	18,776,159	49,822
	Inmarsat plc	6,960,908	49,623
	Hikma Pharmaceuticals plc	2,150,046	49,614
^	NMC Health plc	1,324,150	48,898
	Britvic plc	4,067,412	48,557
	Man Group plc	23,409,604	47,968
	Close Brothers Group plc	2,345,100	47,547
	IWG plc	10,471,600	46,501
	Royal Mail plc	14,075,123	46,442
	Polymetal International plc	4,362,995	45,999
	JD Sports Fashion plc	5,516,485	45,347
	WH Smith plc	1,633,751	43,710
	Great Portland Estates plc	4,400,577	43,368
	AVEVA Group plc	975,857	42,639
*,^	Capita plc	25,503,863	42,516
	Hays plc	20,977,579	41,588
	Aggreko plc	3,721,733	41,491
2	ConvaTec Group plc	22,499,880	40,752
	Victrex plc	1,263,181	40,181
	Shaftesbury plc	3,580,153	40,129
	Greene King plc	4,718,829	39,520
	Grafton Group plc	3,348,879	38,597
	Moneysupermarket.com Group plc	8,018,822	38,089
	British American Tobacco plc ADR	953,328	37,370
2	John Laing Group plc	7,373,086	37,018
	IG Group Holdings plc	5,529,538	36,784
	Capital & Counties Properties plc	11,496,456	36,353
	Ashmore Group plc	6,027,908	36,168
	Greggs plc	1,521,786	35,739
	Balfour Beatty plc	10,728,868	35,220
	National Express Group plc	6,504,854	34,878
	Pagegroup plc	4,927,293	34,640
	Diploma plc	1,651,001	34,527
	Rhi Magnesita NV	529,067	34,288
	Entertainment One Ltd.	5,435,230	33,854
	QinetiQ Group plc	8,435,766	33,232
	Bodycote plc	2,950,983	33,061
	UDG Healthcare plc	3,849,982	33,052
	Royal Dutch Shell plc Class A (XAMS)	1,025,115	32,620
	TP ICAP plc	8,798,217	32,300
	Jupiter Fund Management plc	6,483,109	31,815
	Big Yellow Group plc	2,300,081	31,275
	Renishaw plc	525,502	31,034
	BCA Marketplace plc	11,399,355	30,688
	Genus plc	965,519	30,404

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Primary Health Properties plc	17,703,325	30,377
	Bovis Homes Group plc	2,092,941	30,345
	Grainger plc	9,169,972	30,157
2	Countryside Properties plc	6,742,862	29,868
	Dixons Carphone plc	15,484,147	29,355
	Cranswick plc	774,216	29,296
	Redrow plc	3,600,807	28,984
	Assura plc	36,842,646	28,663
	KAZ Minerals plc	3,356,272	28,459
	William Hill plc	13,457,611	28,271
	Lancashire Holdings Ltd.	3,138,785	28,203
	Playtech plc	4,887,052	27,946
	Fresnillo plc	2,811,832	27,540
	Ascential plc	5,916,918	27,539
	Drax Group plc	6,134,460	27,321
	Mediclinic International plc	6,090,987	27,291
*	Provident Financial plc	3,914,309	27,175
	Babcock International Group plc	3,940,054	27,047
*	Serco Group plc	16,485,049	26,814
	Rathbone Brothers plc	807,662	26,572
	LondonMetric Property plc	9,939,110	26,234
*	Firstgroup plc	18,175,095	26,224
	Vesuvius plc	3,247,369	26,199
	Workspace Group plc	2,019,556	26,050
	Marshalls plc	3,063,020	25,781
	Games Workshop Group plc	471,335	25,605
	Safestore Holdings plc	3,039,757	25,546
	Domino’s Pizza Group plc	7,219,749	25,250
*,2	Wizz Air Holdings plc	551,695	24,473
	Coats Group plc	21,628,610	24,360
2	Sophos Group plc	5,124,332	23,941
	Paragon Banking Group plc	3,956,806	23,699
	Savills plc	2,006,964	23,658
*,2	Avast plc	5,942,406	23,526
	Petrofac Ltd.	3,993,592	23,055
	Synthomer plc	4,190,056	22,946
	Ultra Electronics Holdings plc	1,082,446	22,515
	Softcat plc	1,869,343	22,158
	Essentra plc	3,916,994	21,602
	OneSavings Bank plc	3,753,900	21,344
	Micro Focus International plc ADR	846,412	21,236
	Greencore Group plc	6,849,656	20,548
2	Ibstock plc	5,864,389	19,988
*	Cairn Energy plc	8,874,238	19,799
	Senior plc	6,387,160	19,327
	Hill & Smith Holdings plc	1,159,612	19,294
	Crest Nicholson Holdings plc	3,835,902	19,282
	Centamin plc	16,594,051	19,214
*	EI Group plc	6,871,334	19,059
*	Daily Mail & General Trust plc	2,215,180	19,002
	J D Wetherspoon plc	1,053,082	18,797
	Elementis plc	8,771,441	18,647
	SIG plc	8,922,302	17,652
	Brewin Dolphin Holdings plc	4,124,981	17,647
	Dunelm Group plc	1,549,461	17,291
^	TalkTalk Telecom Group plc	10,588,759	17,156
	Hunting plc	2,210,029	16,985
	Computacenter plc	1,068,398	16,836
	Intu Properties plc	13,662,934	16,835
	Sanne Group plc	2,037,726	16,665
*	Premier Oil plc	12,731,651	16,510
	Go-Ahead Group plc	647,336	16,391
*,^	Sirius Minerals plc	70,571,810	16,081
	Polypipe Group plc	2,776,654	15,920

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

			Market
			Value
		Shares	($000)
	Morgan Advanced Materials plc	4,364,917	15,897
	Telecom Plus plc	847,011	15,605
	IntegraFin Holdings plc	2,859,884	14,733
	Pets at Home Group plc	7,166,085	14,184
	St. Modwen Properties plc	2,559,686	13,737
2	Equiniti Group plc	4,890,091	13,707
*,^	Metro Bank plc	1,395,684	13,688
	F&C Commercial Property Trust Ltd.	8,464,860	13,580
	Restaurant Group plc	7,179,552	13,503
2	McCarthy & Stone plc	8,077,542	13,484
	Saga plc	17,411,213	13,390
	AG Barr plc	1,185,451	13,162
	Marston’s plc	9,888,130	13,125
	Plus500 Ltd.	1,876,858	12,937
	Euromoney Institutional Investor plc	801,996	12,859
	NewRiver REIT plc	4,269,902	12,802
	Just Group plc	14,167,287	12,656
	Bank of Georgia Group plc	556,900	12,499
	Card Factory plc	4,660,547	12,473
	Galliford Try plc	1,690,017	11,980
	Ferrexpo plc	4,420,100	11,974
2	Hastings Group Holdings plc	4,715,885	11,754
*	Sports Direct International plc	3,009,897	11,705
	UK Commercial Property REIT Ltd.	10,019,532	11,561
	Kier Group plc	2,348,652	11,528
2	Charter Court Financial Services Group plc	2,392,483	11,082
	Stagecoach Group plc	6,339,511	10,896
	Chesnara plc	2,245,900	10,752
	TBC Bank Group plc	504,767	10,717
*	Mitchells & Butlers plc	3,211,785	10,710
	Keller Group plc	1,058,281	9,717
	ITE Group plc	10,172,758	9,660
	KCOM Group plc	7,468,830	9,532
	Hochschild Mining plc	3,870,499	9,414
	Northgate plc	1,921,460	9,208
	Mitie Group plc	5,372,691	9,196
*	Vectura Group plc	9,659,557	9,192
	Stobart Group Ltd.	4,686,908	9,102
	Ted Baker plc	428,567	9,011
	NCC Group plc	3,936,998	8,967
	Halfords Group plc	2,926,422	8,927
	Picton Property Income Ltd.	7,266,854	8,916
	AA plc	9,049,121	8,761
	De La Rue plc	1,488,850	8,576
	RPS Group plc	3,304,136	8,363
*	Bank of Cyprus Holdings plc	5,112,588	8,050
	Chemring Group plc	3,968,312	7,963
*	Ophir Energy plc	10,334,094	7,651
	International Personal Finance plc	3,205,047	7,636
	888 Holdings plc	4,044,275	7,628
	PZ Cussons plc	2,831,005	7,574
2	Spire Healthcare Group plc	4,182,897	7,321
*,^,2	Funding Circle Holdings plc	2,205,781	7,287
	Dignity plc	768,712	7,145
^	Superdry plc	1,045,179	7,048
*	Thomas Cook Group plc	20,125,148	7,016
	Hansteen Holdings plc	5,587,724	6,847
*	Georgia Capital plc	512,697	6,765
^,2	Amigo Holdings plc	2,028,690	6,586
	Helical plc	1,456,272	6,545
	Devro plc	2,416,988	6,269
	Redefine International plc	3,711,074	6,110
	Daejan Holdings plc	74,374	5,632
	Schroder REIT Ltd.	7,578,186	5,629

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

					Market
					Value
				Shares	($000)
*,^	AO World plc			3,954,646	5,574
*,^	Indivior plc			11,100,389	5,545
	Lookers plc			4,413,227	5,212
	Rank Group plc			2,437,357	5,089
	Gocompare.Com Group plc			4,413,612	5,070
*	Premier Foods plc			10,285,604	4,753
*	Acacia Mining plc			2,193,014	4,202
	Renewi plc			8,945,595	3,870
^,2	Bakkavor Group plc			2,039,468	3,443
	Soco International plc			3,350,025	3,289
*	Petra Diamonds Ltd.			11,907,389	3,152
	N Brown Group plc			2,169,438	3,058
*,2	Alfa Financial Software Holdings plc			1,609,637	2,885
	WPP plc ADR			41,982	2,615
*	Allied Minds plc			1,768,344	1,495
2	CMC Markets plc			1,444,750	1,476
*	Nostrum Oil & Gas plc			499,956	611
*,^,§	Afren plc			7,677,368	—
*,§	Carillion plc			5,566,311	—
					42,714,961
Total Common Stocks (Cost $335,935,219)					367,422,788
Preferred Stocks (0.0%)
*,§,5	CJ Corp - Convert Preference share (Cost $ —)			29,869	690

		Coupon
Temporary Cash Investments (3.9%)[1]
Money Market Fund (3.8%)
6,7	Vanguard Market Liquidity Fund	2.545%		141,587,831	14,160,199

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
8	United States Treasury Bill	2.479%	5/9/19	20,000	19,989
8	United States Treasury Bill	2.398%-2.497%	5/23/19	106,500	106,347
8	United States Treasury Bill	2.407%	6/6/19	12,000	11,971
8	United States Treasury Bill	2.409%	6/20/19	6,000	5,980
8	United States Treasury Bill	2.386%	7/5/19	55,000	54,762
8	United States Treasury Bill	2.376%-2.396%	7/11/19	22,000	21,897
8	United States Treasury Bill	2.387%	7/18/19	3,000	2,985
8	United States Treasury Bill	2.480%	9/5/19	13,000	12,892
					236,823
Total Temporary Cash Investments (Cost $14,395,783)					14,397,022
Total Investments (102.5%) (Cost $350,331,002)					381,820,500
Other Assets and Liabilities—Net (-2.5%)[6,8,9]					(9,342,779)
Net Assets (100%)					372,477,721

*                   Non-income-producing security.

^                  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,229,789,000.

§                 Security value determined using significant unobservable inputs.

1                 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.5%, respectively, of net assets.

2                 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $5,402,816,000, representing 1.5% of net assets.

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2019

3                 “Other” represents securities that are not classified by the fund’s benchmark index.

4                 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

5                 Perpetual security with no stated maturity date.

6                 Includes $10,833,807,000 of collateral received for securities on loan.

7                 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

8                 Securities with a value of $236,823,000 and cash of $6,093,000 have been segregated as initial margin for open futures contracts.

9                 Cash of $50,559,000 has been segregated as collateral for open forward currency contracts.

ADR—American Depositary Receipt.

CVR—Contingent Value Rights.

GDR—Global Depositary Receipt.

NVDR—Non-Voting Depository Receipt.

REIT—Real Estate Investment Trust.

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© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1132 062019

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  June 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2019

VANGUARD STAR FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.